UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

●	PIMCO Dividend and Income Fund Class A
●	PIMCO Dividend and Income Fund Class C
●	PIMCO Dividend and Income Fund I-2
●	PIMCO Dividend and Income Fund Institutional Class
●	PIMCO RAE Emerging Markets Fund Class A
●	PIMCO RAE Emerging Markets Fund I-2
●	PIMCO RAE Emerging Markets Fund Institutional Class
●	PIMCO RAE Global ex-US Fund Class A
●	PIMCO RAE Global ex-US Fund I-2
●	PIMCO RAE Global ex-US Fund Institutional Class
●	PIMCO RAE International Fund Class A
●	PIMCO RAE International Fund I-2
●	PIMCO RAE International Fund Institutional Class
●	PIMCO RAE US Fund Class A
●	PIMCO RAE US Fund I-2
●	PIMCO RAE US Fund Institutional Class
●	PIMCO RAE US Small Fund Class A
●	PIMCO RAE US Small Fund I-2
●	PIMCO RAE US Small Fund Institutional Class
●	PIMCO REALPATH® Blend 2030 Fund Class A
●	PIMCO REALPATH® Blend 2030 Fund Institutional Class
●	PIMCO REALPATH® Blend 2035 Fund Class A
●	PIMCO REALPATH® Blend 2035 Fund Institutional Class
●	PIMCO REALPATH® Blend 2040 Fund Class A
●	PIMCO REALPATH® Blend 2040 Fund Institutional Class
●	PIMCO REALPATH® Blend 2045 Fund Class A
●	PIMCO REALPATH® Blend 2045 Fund Institutional Class
●	PIMCO REALPATH® Blend 2050 Fund Class A
●	PIMCO REALPATH® Blend 2050 Fund Institutional Class
●	PIMCO REALPATH® Blend 2055 Fund Class A
●	PIMCO REALPATH® Blend 2055 Fund Institutional Class
●	PIMCO REALPATH® Blend 2060 Fund Class A
●	PIMCO REALPATH® Blend 2060 Fund Institutional Class
●	PIMCO REALPATH® Blend 2065 Fund Class A
●	PIMCO REALPATH® Blend 2065 Fund Institutional Class
●	PIMCO REALPATH® Blend 2070 Fund Class A
●	PIMCO REALPATH® Blend 2070 Fund Institutional Class
●	PIMCO REALPATH® Blend Income Fund Class A
●	PIMCO REALPATH® Blend Income Fund Institutional Class
●	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
●	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
●	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
●	PIMCO RAFI ESG U.S. ETF

(b)	Not applicable to the Registrant.

Class A: PQIZX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQIZX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES6036TSRSAR_123125

Class C: PQICX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQICX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES6236TSRSAR_123125

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2042TSRSAR_123125

I-2: PQIPX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$51	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQIPX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2043TSRSAR_123125

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,518,263
# of Portfolio Holdings	303
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$6,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.9%
Brazil	19.5%
South Korea	10.2%
South Africa	7.0%
India	6.7%
Thailand	6.7%
Taiwan	6.0%
Hong Kong	5.8%
Indonesia	2.6%
Mexico	2.1%
Chile	1.5%
Other Countries	4.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8022TSRSAR_123125

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,518,263
# of Portfolio Holdings	303
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$6,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.9%
Brazil	19.5%
South Korea	10.2%
South Africa	7.0%
India	6.7%
Thailand	6.7%
Taiwan	6.0%
Hong Kong	5.8%
Indonesia	2.6%
Mexico	2.1%
Chile	1.5%
Other Countries	4.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2143TSRSAR_123125

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,518,263
# of Portfolio Holdings	303
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$6,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.9%
Brazil	19.5%
South Korea	10.2%
South Africa	7.0%
India	6.7%
Thailand	6.7%
Taiwan	6.0%
Hong Kong	5.8%
Indonesia	2.6%
Mexico	2.1%
Chile	1.5%
Other Countries	4.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2144TSRSAR_123125

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$125,450
# of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	72.6%
PIMCO RAE Emerging Markets Fund	27.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8027TSRSAR_123125

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$125,450
# of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	72.6%
PIMCO RAE Emerging Markets Fund	27.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2146TSRSAR_123125

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$125,450
# of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	72.6%
PIMCO RAE Emerging Markets Fund	27.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2147TSRSAR_123125

Class A: PPYAX

PIMCO RAE International Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$515,927
# of Portfolio Holdings	248
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$821
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.8%
United Kingdom	17.4%
Switzerland	7.8%
Germany	7.8%
Canada	6.3%
Netherlands	6.2%
Norway	4.3%
Hong Kong	4.2%
Denmark	3.5%
Spain	3.0%
Other Countries	16.4%
Short-Term Instruments	0.1%
Affiliated Investments	6.4%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPYAX

PIMCO RAE International Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8025TSRSAR_123125

Institutional Class: PPYIX

PIMCO RAE International Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$515,927
# of Portfolio Holdings	248
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$821
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.8%
United Kingdom	17.4%
Switzerland	7.8%
Germany	7.8%
Canada	6.3%
Netherlands	6.2%
Norway	4.3%
Hong Kong	4.2%
Denmark	3.5%
Spain	3.0%
Other Countries	16.4%
Short-Term Instruments	0.1%
Affiliated Investments	6.4%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPYIX

PIMCO RAE International Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2152TSRSAR_123125

I-2: PPYPX

PIMCO RAE International Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$515,927
# of Portfolio Holdings	248
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$821
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.8%
United Kingdom	17.4%
Switzerland	7.8%
Germany	7.8%
Canada	6.3%
Netherlands	6.2%
Norway	4.3%
Hong Kong	4.2%
Denmark	3.5%
Spain	3.0%
Other Countries	16.4%
Short-Term Instruments	0.1%
Affiliated Investments	6.4%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPYPX

PIMCO RAE International Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2153TSRSAR_123125

Class A: PKAAX

PIMCO RAE US Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,326,139
# of Portfolio Holdings	140
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$1,749
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	20.9%
Health Care	17.1%
Consumer Staples	10.3%
Energy	9.7%
Consumer Discretionary	9.0%
Financials	8.8%
Communication Services	8.9%
Industrials	7.3%
Materials	3.8%
Real Estate	1.8%
Utilities	1.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PKAAX

PIMCO RAE US Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8024TSRSAR_123125

Institutional Class: PKAIX

PIMCO RAE US Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,326,139
# of Portfolio Holdings	140
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$1,749
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	20.9%
Health Care	17.1%
Consumer Staples	10.3%
Energy	9.7%
Consumer Discretionary	9.0%
Financials	8.8%
Communication Services	8.9%
Industrials	7.3%
Materials	3.8%
Real Estate	1.8%
Utilities	1.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PKAIX

PIMCO RAE US Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2155TSRSAR_123125

I-2: PKAPX

PIMCO RAE US Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,326,139
# of Portfolio Holdings	140
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$1,749
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	20.9%
Health Care	17.1%
Consumer Staples	10.3%
Energy	9.7%
Consumer Discretionary	9.0%
Financials	8.8%
Communication Services	8.9%
Industrials	7.3%
Materials	3.8%
Real Estate	1.8%
Utilities	1.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PKAPX

PIMCO RAE US Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2156TSRSAR_123125

Class A: PMJAX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,005,478
# of Portfolio Holdings	281
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$4,729
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	18.3%
Industrials	17.4%
Financials	16.3%
Information Technology	15.0%
Health Care	8.5%
Real Estate	7.3%
Materials	5.5%
Communication Services	4.9%
Energy	3.2%
Consumer Staples	1.9%
Utilities	1.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMJAX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8023TSRSAR_123125

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,005,478
# of Portfolio Holdings	281
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$4,729
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	18.3%
Industrials	17.4%
Financials	16.3%
Information Technology	15.0%
Health Care	8.5%
Real Estate	7.3%
Materials	5.5%
Communication Services	4.9%
Energy	3.2%
Consumer Staples	1.9%
Utilities	1.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2158TSRSAR_123125

I-2: PMJPX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,005,478
# of Portfolio Holdings	281
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$4,729
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	18.3%
Industrials	17.4%
Financials	16.3%
Information Technology	15.0%
Health Care	8.5%
Real Estate	7.3%
Materials	5.5%
Communication Services	4.9%
Energy	3.2%
Consumer Staples	1.9%
Utilities	1.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMJPX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2159TSRSAR_123125

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

MFEM  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$114,336
# of Portfolio Holdings	714
Portfolio Turnover Rate	31%
Total Net Management Fees Paid During the Reporting Period	$268
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
China	27.7%
South Korea	18.6%
Taiwan	15.9%
India	7.4%
Brazil	6.3%
South Africa	5.6%
Thailand	3.2%
Mexico	2.5%
Hong Kong	2.3%
Malaysia	1.5%
Saudi Arabia	1.3%
Other Countries	7.3%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

Semi-Annual Shareholder Report |

December 31, 2025

MFEM  | Principal Listing Exchange: NYSE Arca

RAFI15672TSRSAR_123125

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

MFDX  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$406,925
# of Portfolio Holdings	1,291
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	24.8%
United Kingdom	14.3%
Canada	7.9%
Switzerland	6.9%
France	6.5%
Germany	6.5%
Australia	4.8%
Spain	4.5%
Italy	4.2%
Netherlands	3.5%
Hong Kong	2.5%
Other Countries	13.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

Semi-Annual Shareholder Report |

December 31, 2025

MFDX  | Principal Listing Exchange: NYSE Arca

RAFI15673TSRSAR_123125

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

MFUS  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$16	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$210,429
# of Portfolio Holdings	838
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	18.0%
Health Care	16.0%
Financials	15.3%
Consumer Staples	11.4%
Industrials	11.3%
Consumer Discretionary	9.6%
Communication Services	7.5%
Energy	4.7%
Materials	2.7%
Utilities	1.9%
Real Estate	1.4%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Semi-Annual Shareholder Report |

December 31, 2025

MFUS  | Principal Listing Exchange: NYSE Arca

RAFI15671TSRSAR_123125

PIMCO RAFI ESG U.S. ETF

RAFE  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$16	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$119,602
# of Portfolio Holdings	249
Portfolio Turnover Rate	11%
Total Net Management Fees Paid During the Reporting Period	$147
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	29.3%
Health Care	23.5%
Financials	14.6%
Consumer Staples	7.2%
Communication Services	7.2%
Consumer Discretionary	6.6%
Industrials	4.7%
Materials	3.7%
Real Estate	2.5%
Utilities	0.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI ESG U.S. ETF

Semi-Annual Shareholder Report |

December 31, 2025

RAFE  | Principal Listing Exchange: NYSE Arca

RAFI15670TSRSAR_123125

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$577,130
# of Portfolio Holdings	25
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$30
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	45.9%
Short-Term Instruments	0.2%
Affiliated Investments	53.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	28.8%
PIMCO Total Return Fund	12.5%
Vanguard Developed Markets Index Fund 'Institutional'	11.7%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Income Fund	8.4%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.2%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8015TSRSAR_123125

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$577,130
# of Portfolio Holdings	25
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$30
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	45.9%
Short-Term Instruments	0.2%
Affiliated Investments	53.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	28.8%
PIMCO Total Return Fund	12.5%
Vanguard Developed Markets Index Fund 'Institutional'	11.7%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Income Fund	8.4%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.2%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2122TSRSAR_123125

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$651,184
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	57.9%
Short-Term Instruments	0.2%
Affiliated Investments	41.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	34.9%
Vanguard Developed Markets Index Fund 'Institutional'	15.0%
PIMCO Total Return Fund	9.1%
PIMCO Long-Term Real Return Fund	7.2%
PIMCO Long-Term U.S. Government Fund	6.3%
PIMCO Income Fund	6.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.5%
PIMCO Real Return Fund	4.0%
Vanguard Small-Cap Index Fund 'Institutional'	2.5%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8016TSRSAR_123125

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$651,184
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	57.9%
Short-Term Instruments	0.2%
Affiliated Investments	41.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	34.9%
Vanguard Developed Markets Index Fund 'Institutional'	15.0%
PIMCO Total Return Fund	9.1%
PIMCO Long-Term Real Return Fund	7.2%
PIMCO Long-Term U.S. Government Fund	6.3%
PIMCO Income Fund	6.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.5%
PIMCO Real Return Fund	4.0%
Vanguard Small-Cap Index Fund 'Institutional'	2.5%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2123TSRSAR_123125

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$597,153
# of Portfolio Holdings	23
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$61
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	69.1%
Short-Term Instruments	0.2%
Affiliated Investments	30.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	41.3%
Vanguard Developed Markets Index Fund 'Institutional'	17.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.0%
PIMCO Total Return Fund	6.4%
PIMCO Long-Term Real Return Fund	5.2%
PIMCO Income Fund	4.2%
PIMCO Long-Term U.S. Government Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	2.9%
PIMCO Real Return Fund	2.8%
PIMCO Emerging Markets Local Currency and Bond Fund	1.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8017TSRSAR_123125

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$597,153
# of Portfolio Holdings	23
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$61
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	69.1%
Short-Term Instruments	0.2%
Affiliated Investments	30.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	41.3%
Vanguard Developed Markets Index Fund 'Institutional'	17.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.0%
PIMCO Total Return Fund	6.4%
PIMCO Long-Term Real Return Fund	5.2%
PIMCO Income Fund	4.2%
PIMCO Long-Term U.S. Government Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	2.9%
PIMCO Real Return Fund	2.8%
PIMCO Emerging Markets Local Currency and Bond Fund	1.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2124TSRSAR_123125

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$588,355
# of Portfolio Holdings	25
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$92
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	78.4%
Short-Term Instruments	0.2%
Affiliated Investments	21.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	46.2%
Vanguard Developed Markets Index Fund 'Institutional'	21.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.6%
PIMCO Total Return Fund	4.2%
PIMCO Long-Term Real Return Fund	3.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.7%
PIMCO Real Return Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8018TSRSAR_123125

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$588,355
# of Portfolio Holdings	25
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$92
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	78.4%
Short-Term Instruments	0.2%
Affiliated Investments	21.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	46.2%
Vanguard Developed Markets Index Fund 'Institutional'	21.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.6%
PIMCO Total Return Fund	4.2%
PIMCO Long-Term Real Return Fund	3.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.7%
PIMCO Real Return Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2125TSRSAR_123125

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$549,038
# of Portfolio Holdings	22
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	84.7%
Short-Term Instruments	0.2%
Affiliated Investments	15.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.0%
Vanguard Developed Markets Index Fund 'Institutional'	24.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
PIMCO Total Return Fund	2.7%
PIMCO Long-Term U.S. Government Fund	1.8%
PIMCO Long-Term Real Return Fund	1.7%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8019TSRSAR_123125

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$549,038
# of Portfolio Holdings	22
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	84.7%
Short-Term Instruments	0.2%
Affiliated Investments	15.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.0%
Vanguard Developed Markets Index Fund 'Institutional'	24.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
PIMCO Total Return Fund	2.7%
PIMCO Long-Term U.S. Government Fund	1.8%
PIMCO Long-Term Real Return Fund	1.7%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2126TSRSAR_123125

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$464,531
# of Portfolio Holdings	22
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid During the Reporting Period	$74
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.9%
Short-Term Instruments	0.2%
Affiliated Investments	11.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	50.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.2%
PIMCO Long-Term Real Return Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8020TSRSAR_123125

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$464,531
# of Portfolio Holdings	22
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid During the Reporting Period	$74
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.9%
Short-Term Instruments	0.2%
Affiliated Investments	11.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	50.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.2%
PIMCO Long-Term Real Return Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2127TSRSAR_123125

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$210,683
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.1%
Short-Term Instruments	0.3%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.8%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8088TSRSAR_123125

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$210,683
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.1%
Short-Term Instruments	0.3%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.8%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2216TSRSAR_123125

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$49,499
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.1%
Short-Term Instruments	0.6%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.5%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.5%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.8%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8091TSRSAR_123125

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$49,499
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.1%
Short-Term Instruments	0.6%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.5%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.5%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.8%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2241TSRSAR_123125

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,656
# of Portfolio Holdings	16
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	3.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	51.9%
Vanguard Developed Markets Index Fund 'Admiral'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.6%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8093TSRSAR_123125

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,656
# of Portfolio Holdings	16
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	3.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	51.9%
Vanguard Developed Markets Index Fund 'Admiral'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.6%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2246TSRSAR_123125

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$628,207
# of Portfolio Holdings	23
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.9%
Short-Term Instruments	0.2%
Affiliated Investments	65.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.1%
Vanguard Developed Markets Index Fund 'Institutional'	8.8%
PIMCO Long-Term U.S. Government Fund	8.0%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES8012TSRSAR_123125

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$628,207
# of Portfolio Holdings	23
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.9%
Short-Term Instruments	0.2%
Affiliated Investments	65.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.1%
Vanguard Developed Markets Index Fund 'Institutional'	8.8%
PIMCO Long-Term U.S. Government Fund	8.0%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report |

December 31, 2025

PES2119TSRSAR_123125

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statement and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	PIMCO Equity Series
●	REALPATH® Blend Funds
●	Equity Exchange-Traded Funds

(b)	Not applicable.

PIMCO EQUITY SERIES®

Semiannual Financial and Other Information

December 31, 2025

PIMCO Equity Series

PIMCO Dividend and Income Fund

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and collectively, the “Funds”).

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

PIMCO RAE Global ex-US Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO RAE Global ex-US Fund invests substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (“International Fund”) and the PIMCO RAE Emerging Markets Fund (“Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”) (together with the RAE Underlying Funds, “RAE Acquired Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

2	PIMCO EQUITY SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of RAE Underlying PIMCO Funds or RAE Acquired Funds, as applicable or of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO Dividend and Income Fund	12/14/11	12/14/11	12/14/11	—	12/14/11	12/14/11	Diversified
PIMCO RAE Emerging Markets Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE Global ex-US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE International Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Small Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the Funds	(Cont.)

other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public

60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Dividend and Income Fund
Institutional Class

07/01/2025 - 12/31/2025+	$13.48	$0.27	$0.95	$1.22	$(0.34)	$0.00	$(0.34)

06/30/2025	12.35	0.55	1.25	1.80	(0.67)	0.00	(0.67)

06/30/2024	11.57	0.48	0.92	1.40	(0.62)	0.00	(0.62)

06/30/2023	11.35	0.46	0.51	0.97	(0.75)	0.00	(0.75)

06/30/2022	12.72	0.47	(1.42)	(0.95)	(0.42)	0.00	(0.42)

06/30/2021	9.71	0.44	3.03	3.47	(0.46)	0.00	(0.46)
I-2

07/01/2025 - 12/31/2025+	13.51	0.26	0.95	1.21	(0.34)	0.00	(0.34)

06/30/2025	12.37	0.54	1.25	1.79	(0.65)	0.00	(0.65)

06/30/2024	11.59	0.47	0.92	1.39	(0.61)	0.00	(0.61)

06/30/2023	11.37	0.45	0.50	0.95	(0.73)	0.00	(0.73)

06/30/2022	12.74	0.48	(1.44)	(0.96)	(0.41)	0.00	(0.41)

06/30/2021	9.72	0.41	3.06	3.47	(0.45)	0.00	(0.45)
Class A

07/01/2025 - 12/31/2025+	13.44	0.24	0.95	1.19	(0.32)	0.00	(0.32)

06/30/2025	12.32	0.50	1.24	1.74	(0.62)	0.00	(0.62)

06/30/2024	11.54	0.44	0.92	1.36	(0.58)	0.00	(0.58)

06/30/2023	11.33	0.42	0.50	0.92	(0.71)	0.00	(0.71)

06/30/2022	12.71	0.43	(1.42)	(0.99)	(0.39)	0.00	(0.39)

06/30/2021	9.70	0.39	3.04	3.43	(0.42)	0.00	(0.42)
Class C

07/01/2025 - 12/31/2025+	13.42	0.19	0.94	1.13	(0.27)	0.00	(0.27)

06/30/2025	12.30	0.40	1.25	1.65	(0.53)	0.00	(0.53)

06/30/2024	11.53	0.35	0.91	1.26	(0.49)	0.00	(0.49)

06/30/2023	11.32	0.33	0.51	0.84	(0.63)	0.00	(0.63)

06/30/2022	12.72	0.34	(1.43)	(1.09)	(0.31)	0.00	(0.31)

06/30/2021	9.70	0.27	3.07	3.34	(0.32)	0.00	(0.32)

PIMCO RAE Emerging Markets Fund
Institutional Class

07/01/2025 - 12/31/2025+	$11.47	$0.21	$1.05	$1.26	$(0.52)	$(0.34)	$(0.86)

06/30/2025	11.04	0.59	0.49	1.08	(0.55)	(0.10)	(0.65)

06/30/2024	9.43	0.38	1.64	2.02	(0.41)	0.00	(0.41)

06/30/2023	8.85	0.42	1.13	1.55	(0.05)	(0.92)	(0.97)

06/30/2022	12.02	0.55	(2.76)	(2.21)	(0.96)	0.00	(0.96)

06/30/2021	7.83	0.27	4.09	4.36	(0.17)	0.00	(0.17)
I-2

07/01/2025 - 12/31/2025+	11.36	0.19	1.06	1.25	(0.52)	(0.34)	(0.86)

06/30/2025	10.95	0.58	0.48	1.06	(0.55)	(0.10)	(0.65)

06/30/2024	9.36	0.37	1.62	1.99	(0.40)	0.00	(0.40)

06/30/2023	8.80	0.41	1.11	1.52	(0.04)	(0.92)	(0.96)

06/30/2022	11.97	0.50	(2.71)	(2.21)	(0.96)	0.00	(0.96)

06/30/2021	7.80	0.30	4.03	4.33	(0.16)	0.00	(0.16)
Class A

07/01/2025 - 12/31/2025+	11.15	0.18	1.03	1.21	(0.51)	(0.34)	(0.85)

06/30/2025	10.78	0.49	0.52	1.01	(0.54)	(0.10)	(0.64)

06/30/2024	9.23	0.33	1.61	1.94	(0.39)	0.00	(0.39)

06/30/2023	8.70	0.41	1.07	1.48	(0.03)	(0.92)	(0.95)

06/30/2022	11.86	0.47	(2.68)	(2.21)	(0.95)	0.00	(0.95)

06/30/2021	7.75	0.23	4.03	4.26	(0.15)	0.00	(0.15)

PIMCO RAE Global ex-US Fund
Institutional Class

07/01/2025 - 12/31/2025+	$10.57	$0.55	$0.90	$1.45	$(0.54)	$(0.20)	$(0.74)

06/30/2025	9.59	0.43	1.15	1.58	(0.48)	(0.12)	(0.60)

06/30/2024	9.35	0.57	0.52	1.09	(0.48)	(0.37)	(0.85)

06/30/2023	8.78	0.17	1.15	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.65	1.15	(2.80)	(1.65)	(1.22)	0.00	(1.22)

06/30/2021	8.20	0.21	3.45	3.66	(0.21)	0.00	(0.21)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$14.36	9.13%	$32,774	0.86%		0.86%		0.70%		0.70%		3.77%	223%

13.48	14.90	21,512	0.92		0.93		0.69		0.70		4.24	436

12.35	12.38	14,161	0.82		0.83		0.71		0.72		4.02	408

11.57	8.81	18,032	0.75		0.76		0.69		0.70		4.05	344

11.35	(7.76)	12,660	0.71	(f)(g)	0.72	(f)(g)	0.71	(f)(g)	0.72	(f)(g)	3.80	254

12.72	36.27	32,512	0.79	(h)	0.80	(h)	0.77	(h)	0.78	(h)	3.79	218

14.38	8.98	30,897	0.96		0.96		0.80		0.80		3.66	223

13.51	14.86	24,161	1.02		1.03		0.79		0.80		4.15	436

12.37	12.27	17,267	0.92		0.93		0.81		0.82		3.97	408

11.59	8.68	15,876	0.85		0.86		0.79		0.80		3.88	344

11.37	(7.78)	17,950	0.81	(f)(i)	0.82	(f)(i)	0.81	(f)(i)	0.82	(f)(i)	3.83	254

12.74	36.19	19,919	0.89	(h)	0.90	(h)	0.87	(h)	0.88	(h)	3.64	218

14.31	8.89	155,395	1.21		1.21		1.05		1.05		3.40	223

13.44	14.47	141,811	1.27		1.28		1.04		1.05		3.87	436

12.32	12.06	129,723	1.17		1.18		1.06		1.07		3.72	408

11.54	8.37	122,269	1.10		1.11		1.04		1.05		3.65	344

11.33	(8.08)	120,215	1.06	(f)(i)	1.07	(f)(i)	1.06	(f)(i)	1.07	(f)(i)	3.47	254

12.71	35.89	136,346	1.14	(h)	1.15	(h)	1.12	(h)	1.13	(h)	3.41	218

14.28	8.44	10,421	1.96		1.96		1.80		1.80		2.66	223

13.42	13.68	9,682	2.02		2.03		1.79		1.80		3.11	436

12.30	11.16	10,259	1.92		1.93		1.81		1.82		2.95	408

11.53	7.63	13,403	1.85		1.86		1.79		1.80		2.88	344

11.32	(8.76)	15,021	1.81	(f)(i)	1.82	(f)(i)	1.81	(f)(i)	1.82	(f)(i)	2.73	254

12.72	34.82	18,882	1.89	(h)	1.90	(h)	1.87	(h)	1.88	(h)	2.52	218

$11.87	11.06%	$2,179,107	0.76%		0.76%		0.76%		0.76%		3.38%	26%

11.47	10.49	2,077,645	0.75		0.76		0.75		0.76		5.48	48

11.04	21.91	1,626,359	0.77		0.78		0.75		0.76		3.77	67

9.43	18.81	1,262,012	0.76		0.77		0.75		0.76		4.72	65

8.85	(19.72)	1,247,735	0.76		0.77		0.75		0.76		5.13	109

12.02	56.09	1,716,375	0.79	(j)	0.85	(j)	0.78	(j)	0.84	(j)	2.66	79

11.75	11.04	290,631	0.86		0.86		0.86		0.86		3.23	26

11.36	10.33	245,867	0.85		0.86		0.85		0.86		5.41	48

10.95	21.83	189,683	0.87		0.88		0.85		0.86		3.72	67

9.36	18.62	95,565	0.86		0.87		0.85		0.86		4.55	65

8.80	(19.78)	69,156	0.86		0.87		0.85		0.86		4.73	109

11.97	55.95	59,609	0.89	(k)	0.95	(k)	0.88	(k)	0.94	(k)	2.71	79

11.51	10.87	48,525	1.11		1.11		1.11		1.11		3.00	26

11.15	10.05	36,987	1.10		1.11		1.10		1.11		4.69	48

10.78	21.59	29,125	1.12		1.13		1.10		1.11		3.34	67

9.23	18.35	25,955	1.11		1.12		1.10		1.11		4.63	65

8.70	(19.97)	12,611	1.11		1.12		1.10		1.11		4.43	109

11.86	55.42	15,798	1.14	(k)	1.20	(k)	1.13	(k)	1.19	(k)	2.24	79

$11.28	13.73%	$108,132	0.00%		0.56%		0.00%		0.56%		9.65%	6%

10.57	17.54	96,986	0.00		0.55		0.00		0.55		4.42	12

9.59	12.18	90,712	0.00		0.55		0.00		0.55		6.07	10

9.35	15.90	76,470	0.00		0.56		0.00		0.56		1.86	14

8.78	(15.58)	69,094	0.00		0.56		0.00		0.56		10.87	7

11.65	44.96	80,502	0.02	(l)	0.63	(l)	0.02	(l)	0.63	(l)	2.08	18

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE Global ex-US Fund (Cont.)
I-2

07/01/2025 - 12/31/2025+	$10.57	$0.31	$1.14	$1.45	$(0.53)	$(0.20)	$(0.73)

06/30/2025	9.60	0.34	1.23	1.57	(0.48)	(0.12)	(0.60)

06/30/2024	9.37	0.58	0.50	1.08	(0.48)	(0.37)	(0.85)

06/30/2023	8.80	0.16	1.16	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.67	1.39	(3.04)	(1.65)	(1.22)	0.00	(1.22)

06/30/2021	8.18	0.02	3.63	3.65	(0.16)	0.00	(0.16)
Class A

07/01/2025 - 12/31/2025+	10.27	0.50	0.88	1.38	(0.52)	(0.20)	(0.72)

06/30/2025	9.34	0.39	1.13	1.52	(0.47)	(0.12)	(0.59)

06/30/2024	9.15	0.50	0.53	1.03	(0.47)	(0.37)	(0.84)

06/30/2023	8.62	0.15	1.12	1.27	(0.14)	(0.60)	(0.74)

06/30/2022	11.48	1.08	(2.74)	(1.66)	(1.20)	0.00	(1.20)

06/30/2021	8.10	0.18	3.39	3.57	(0.19)	0.00	(0.19)

PIMCO RAE International Fund
Institutional Class

07/01/2025 - 12/31/2025+	$8.77	$0.10	$1.18	$1.28	$(0.37)	$(0.69)	$(1.06)

06/30/2025	8.01	0.33	1.16	1.49	(0.25)	(0.48)	(0.73)

06/30/2024	8.09	0.27	0.44	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.55	0.25	0.82	1.07	(0.17)	(0.36)	(0.53)

06/30/2022	11.23	0.36	(1.69)	(1.33)	(0.46)	(1.89)	(2.35)

06/30/2021	8.11	0.27	3.08	3.35	(0.23)	0.00	(0.23)
I-2

07/01/2025 - 12/31/2025+	8.70	0.09	1.18	1.27	(0.37)	(0.69)	(1.06)

06/30/2025	7.96	0.33	1.14	1.47	(0.25)	(0.48)	(0.73)

06/30/2024	8.04	0.24	0.47	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.51	0.26	0.80	1.06	(0.17)	(0.36)	(0.53)

06/30/2022	11.17	0.35	(1.69)	(1.34)	(0.43)	(1.89)	(2.32)

06/30/2021	8.07	0.40	2.92	3.32	(0.22)	0.00	(0.22)
Class A

07/01/2025 - 12/31/2025+	8.52	0.08	1.14	1.22	(0.36)	(0.69)	(1.05)

06/30/2025	7.80	0.27	1.15	1.42	(0.22)	(0.48)	(0.70)

06/30/2024	7.90	0.23	0.45	0.68	(0.46)	(0.32)	(0.78)

06/30/2023	7.39	0.19	0.82	1.01	(0.14)	(0.36)	(0.50)

06/30/2022	11.06	0.32	(1.66)	(1.34)	(0.44)	(1.89)	(2.33)

06/30/2021	8.01	0.30	2.96	3.26	(0.21)	0.00	(0.21)

PIMCO RAE US Fund
Institutional Class

07/01/2025 - 12/31/2025+	$13.87	$0.15	$1.80	$1.95	$(0.30)	$(1.88)	$(2.18)

06/30/2025	14.57	0.27	0.66	0.93	(0.25)	(1.38)	(1.63)

06/30/2024	12.66	0.25	2.55	2.80	(0.40)	(0.49)	(0.89)

06/30/2023	11.81	0.29	1.53	1.82	(0.14)	(0.83)	(0.97)

06/30/2022	14.03	0.26	(1.13)	(0.87)	(0.17)	(1.18)	(1.35)

06/30/2021	9.72	0.25	4.44	4.69	(0.28)	(0.10)	(0.38)
I-2

07/01/2025 - 12/31/2025+	13.72	0.14	1.77	1.91	(0.29)	(1.88)	(2.17)

06/30/2025	14.43	0.25	0.66	0.91	(0.24)	(1.38)	(1.62)

06/30/2024	12.55	0.23	2.54	2.77	(0.40)	(0.49)	(0.89)

06/30/2023	11.72	0.28	1.52	1.80	(0.14)	(0.83)	(0.97)

06/30/2022	13.94	0.25	(1.13)	(0.88)	(0.16)	(1.18)	(1.34)

06/30/2021	9.67	0.23	4.41	4.64	(0.27)	(0.10)	(0.37)
Class A

07/01/2025 - 12/31/2025+	13.33	0.12	1.72	1.84	(0.27)	(1.88)	(2.15)

06/30/2025	14.09	0.20	0.64	0.84	(0.22)	(1.38)	(1.60)

06/30/2024	12.29	0.19	2.48	2.67	(0.38)	(0.49)	(0.87)

06/30/2023	11.52	0.23	1.49	1.72	(0.12)	(0.83)	(0.95)

06/30/2022	13.75	0.21	(1.11)	(0.90)	(0.15)	(1.18)	(1.33)

06/30/2021	9.55	0.19	4.37	4.56	(0.26)	(0.10)	(0.36)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$11.29	13.73%	$57	0.10%		0.66%		0.10%		0.66%		5.42%	6%

10.57	17.39	108	0.10		0.65		0.10		0.65		3.42	12

9.60	11.99	114	0.10		0.65		0.10		0.65		6.19	10

9.37	15.82	117	0.10		0.66		0.10		0.66		1.76	14

8.80	(15.57)	307	0.10		0.66		0.10		0.66		13.36	7

11.67	44.90	154	0.12	(j)	0.73	(j)	0.12	(j)	0.73	(j)	0.18	18

10.93	13.47	17,261	0.35		0.91		0.35		0.91		9.04	6

10.27	17.26	16,532	0.35		0.90		0.35		0.90		4.11	12

9.34	11.70	16,445	0.35		0.90		0.35		0.90		5.47	10

9.15	15.57	15,625	0.35		0.91		0.35		0.91		1.72	14

8.62	(15.87)	9,334	0.35		0.91		0.35		0.91		10.37	7

11.48	44.43	11,523	0.37	(j)	0.98	(j)	0.37	(j)	0.98	(j)	1.88	18

$8.99	14.74%	$501,897	0.51%		0.51%		0.51%		0.51%		2.11%	23%

8.77	20.10	581,678	0.50		0.51		0.50		0.51		4.08	76

8.01	9.14	474,743	0.51		0.52		0.50		0.51		3.32	49

8.09	14.91	561,420	0.51		0.52		0.50		0.51		3.29	94

7.55	(14.14)	503,685	0.51		0.52		0.50		0.51		3.77	58

11.23	41.64	1,025,896	0.51	(m)	0.55	(m)	0.51	(m)	0.55	(m)	2.79	87

8.91	14.70	10,017	0.61		0.61		0.61		0.61		2.05	23

8.70	19.89	9,419	0.60		0.61		0.60		0.61		4.07	76

7.96	9.14	7,785	0.61		0.62		0.60		0.61		3.00	49

8.04	14.78	10,660	0.61		0.62		0.60		0.61		3.36	94

7.51	(14.25)	11,264	0.61		0.62		0.60		0.61		3.44	58

11.17	41.51	25,494	0.61	(n)	0.65	(n)	0.61	((n)	0.65	(n)	3.66	87

8.69	14.43	4,013	0.86		0.86		0.86		0.86		1.83	23

8.52	19.61	3,173	0.85		0.86		0.85		0.86		3.34	76

7.80	8.93	5,292	0.86		0.87		0.85		0.86		2.98	49

7.90	14.42	5,285	0.86		0.87		0.85		0.86		2.51	94

7.39	(14.41)	21,550	0.86		0.87		0.85		0.86		3.49	58

11.06	41.10	25,298	0.86	(n)	0.90	(n)	0.86	(n)	0.90	(n)	2.87	87

$13.64	13.57%	$1,273,494	0.41%		0.41%		0.41%		0.41%		2.05%	25%

13.87	6.41	1,336,939	0.40		0.41		0.40		0.41		1.96	57

14.57	23.13	1,372,233	0.40		0.41		0.40		0.41		1.84	73

12.66	15.73	1,091,632	0.40		0.41		0.40		0.41		2.33	77

11.81	(7.16)	778,671	0.40		0.41		0.40		0.41		1.94	69

14.03	48.99	915,231	0.40	(o)	0.44	(o)	0.40	(o)	0.44	(o)	2.06	54

13.46	13.45	25,345	0.51		0.51		0.51		0.51		1.96	25

13.72	6.35	25,597	0.50		0.51		0.50		0.51		1.84	57

14.43	23.04	38,700	0.50		0.51		0.50		0.51		1.76	73

12.55	15.63	56,292	0.50		0.51		0.50		0.51		2.23	77

11.72	(7.25)	44,350	0.50		0.51		0.50		0.51		1.87	69

13.94	48.77	39,056	0.50	(p)	0.54	(p)	0.50	(p)	0.54	(p)	1.92	54

13.02	13.34	27,300	0.81		0.81		0.81		0.81		1.67	25

13.33	5.95	25,774	0.80		0.81		0.80		0.81		1.51	57

14.09	22.70	49,038	0.80		0.81		0.80		0.81		1.44	73

12.29	15.23	19,529	0.80		0.81		0.80		0.81		1.92	77

11.52	(7.54)	15,623	0.80		0.81		0.80		0.81		1.57	69

13.75	48.44	12,212	0.80	(n)	0.84	(n)	0.80	(n)	0.84	(n)	1.65	54

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE US Small Fund
Institutional Class

07/01/2025 - 12/31/2025+	$10.71	$0.09	$1.34	$1.43	$(0.14)	$(0.37)	$(0.51)

06/30/2025	10.60	0.18	0.30	0.48	(0.10)	(0.27)	(0.37)

06/30/2024	8.55	0.12	2.08	2.20	(0.15)	0.00	(0.15)

06/30/2023	8.27	0.17	0.91	1.08	(0.11)	(0.69)	(0.80)

06/30/2022	15.90	0.15	(1.62)	(1.47)	(0.20)	(5.96)	(6.16)

06/30/2021	8.80	0.09	8.05	8.14	(0.17)	(0.87)	(1.04)
I-2

07/01/2025 - 12/31/2025+	10.55	0.08	1.32	1.40	(0.13)	(0.37)	(0.50)

06/30/2025	10.45	0.17	0.30	0.47	(0.10)	(0.27)	(0.37)

06/30/2024	8.44	0.10	2.05	2.15	(0.14)	0.00	(0.14)

06/30/2023	8.18	0.14	0.92	1.06	(0.11)	(0.69)	(0.80)

06/30/2022	15.80	0.15	(1.61)	(1.46)	(0.20)	(5.96)	(6.16)

06/30/2021	8.76	0.02	8.06	8.08	(0.17)	(0.87)	(1.04)
Class A

07/01/2025 - 12/31/2025+	10.23	0.06	1.28	1.34	(0.11)	(0.37)	(0.48)

06/30/2025	10.16	0.13	0.29	0.42	(0.08)	(0.27)	(0.35)

06/30/2024	8.23	0.08	1.98	2.06	(0.13)	0.00	(0.13)

06/30/2023	8.00	0.13	0.89	1.02	(0.10)	(0.69)	(0.79)

06/30/2022	15.62	0.12	(1.60)	(1.48)	(0.18)	(5.96)	(6.14)

06/30/2021	8.68	(0.04)	8.01	7.97	(0.16)	(0.87)	(1.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Fund’s Investment advisory fee was decreased by 0.01% to an annual rate of 0.44%.
(g)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.25%.
(h)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.04% to an annual rate of 0.45%.
(i)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.35%.
(j)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.25%.
(k)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.35%.
(l)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.15%.
(m)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.20%.
(n)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(o)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.15%.
(p)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.25%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$11.63	13.14%	$2,358,389	0.51%		0.51%		0.51%		0.51%		1.62%	36%

10.71	4.19	1,424,492	0.50		0.50		0.50		0.50		1.64	59

10.60	25.82	837,907	0.50		0.51		0.50		0.51		1.27	62

8.55	13.36	440,423	0.50		0.51		0.50		0.51		1.95	92

8.27	(13.65)	274,652	0.50		0.51		0.50		0.51		1.33	131

15.90	97.65	331,165	0.53	(o)	0.56	(o)	0.51	((o)	0.54	(o)	0.79	118

11.45	13.10	412,406	0.61		0.61		0.61		0.61		1.45	36

10.55	4.11	344,452	0.60		0.60		0.60		0.60		1.54	59

10.45	25.63	199,705	0.60		0.61		0.60		0.61		1.10	62

8.44	13.22	87,529	0.60		0.61		0.60		0.61		1.72	92

8.18	(13.68)	47,933	0.60		0.61		0.60		0.61		1.39	131

15.80	97.30	6,427	0.63	(p)	0.66	(p)	0.61	(p)	0.64	(p)	0.17	118

11.09	12.96	234,683	0.91		0.91		0.91		0.91		1.14	36

10.23	3.81	212,401	0.90		0.90		0.90		0.90		1.23	59

10.16	25.16	149,065	0.90		0.91		0.90		0.91		0.87	62

8.23	12.95	83,456	0.90		0.91		0.90		0.91		1.53	92

8.00	(13.98)	73,766	0.90		0.91		0.90		0.91		1.11	131

15.62	96.82	46,113	0.93	(n)	0.96	(n)	0.91	(n)	0.94	(n)	(0.27)	118

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Assets:

Investments, at value
Investments in securities	$293,452	$2,496,788	$42	$509,850	$1,316,624	$2,987,245
Investments in Affiliates	4,651	4,792	125,258	32,861	20,468	59,005
Financial Derivative Instruments
Exchange-traded or centrally cleared	150	0	0	0	0	0
Over the counter	264	0	0	0	0	0
Cash	6	8,634	0	1,683	1	401
Deposits with counterparty	2,439	0	0	0	0	0
Foreign currency, at value	636	4,545	0	72	0	0
Receivable for investments sold	6,433	11,614	0	0	0	0
Receivable for investments in Affiliates sold	0	0	145	0	0	0
Receivable for TBA investments sold	69,802	0	0	0	0	0
Receivable for Fund shares sold	485	2,266	9	149	357	2,825
Interest and/or dividends receivable	1,374	13,343	1	5,321	1,894	8,070
Dividends receivable from Affiliates	11	19	0	5	14	66
Reimbursement receivable from PIMCO	1	13	60	4	8	12
Other assets	0	4	0	0	0	0
Total Assets	379,704	2,542,018	125,515	549,945	1,339,366	3,057,624

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$14,826	$0	$0	$0	$0	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	107	0	0	0	0	0
Over the counter	388	1	0	0	0	0
Payable for investments purchased	171	476	0	0	0	0
Payable for investments in Affiliates purchased	12	19	0	6	15	68
Payable for TBA investments purchased	134,453	0	0	0	0	0
Payable upon return of securities loaned	0	4,320	0	33,193	12,536	44,820
Deposits from counterparty	0	9,844	0	0	0	0
Payable for Fund shares redeemed	54	559	0	592	193	3,340
Accrued investment advisory fees	87	1,098	43	135	294	920
Accrued supervisory and administrative fees	67	579	18	91	183	463
Accrued distribution fees	7	0	0	0	0	0
Accrued servicing fees	36	10	4	1	6	52
Accrued taxes payable	4	6,397	0	0	0	0
Accrued reimbursement to PIMCO	1	0	0	0	0	0
Foreign capital gains tax payable	4	0	0	0	0	0
Other liabilities	0	452	0	0	0	2,483
Total Liabilities	150,217	23,755	65	34,018	13,227	52,146

Commitments and Contingent Liabilities^^

Net Assets	$229,487	$2,518,263	$125,450	$515,927	$1,326,139	$3,005,478

Net Assets Consist of:

Paid in capital	$279,397	$2,279,232	$110,133	$395,988	$994,618	$2,625,258
Distributable earnings (accumulated loss)	(49,910)	239,031	15,317	119,939	331,521	380,220

Net Assets	$229,487	$2,518,263	$125,450	$515,927	$1,326,139	$3,005,478

Cost of investments in securities	$273,723	$2,131,350	$43	$388,557	$1,006,374	$2,593,585
Cost of investments in Affiliates	$4,650	$4,792	$110,528	$32,861	$20,468	$59,003
Cost of foreign currency held	$632	$4,322	$0	$72	$0	$0
Cost or premiums of financial derivative instruments, net	$51	$0	$0	$0	$0	$0

^ Includes securities on loan of:	$0	$4,110	$0	$31,738	$11,755	$43,704

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Net Assets:

Institutional Class	$32,774	$2,179,107	$108,132	$501,897	$1,273,494	$2,358,389
I-2	30,897	290,631	57	10,017	25,345	412,406
Class A	155,395	48,525	17,261	4,013	27,300	234,683
Class C	10,421	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	2,282	183,610	9,585	55,845	93,364	202,744
I-2	2,148	24,729	5	1,124	1,883	36,021
Class A	10,857	4,215	1,578	462	2,097	21,166
Class C	729	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$14.36	$11.87	$11.28	$8.99	$13.64	$11.63
I-2	14.38	11.75	11.29	8.91	13.46	11.45
Class A	14.31	11.51	10.93	8.69	13.02	11.09

Class C	14.28	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Investment Income:

Interest, net of foreign taxes*	$2,840	$3	$3	$2	$0	$4
Dividends, net of foreign taxes*	1,999	50,643	0	7,037	16,014	28,011
Dividends from Investments in Affiliates	83	222	5,762	28	90	220
Securities lending income	0	153	0	96	1,117	279
Miscellaneous income	10	0	0	0	0	0
Total Income	4,932	51,021	5,765	7,163	17,221	28,514

Expenses:

Investment advisory fees	470	6,181	240	821	1,749	4,729
Supervisory and administrative fees	360	3,253	98	554	1,083	2,396
Distribution and/or servicing fees - Class A	187	56	21	4	34	287
Distribution and/or servicing fees - Class C	51	N/A	N/A	N/A	N/A	N/A
Trustee fees	4	50	3	12	30	47
Interest expense	173	55	0	11	12	0
Miscellaneous expense	7	60	3	13	34	66
Total Expenses	1,252	9,655	365	1,415	2,942	7,525
Waiver and/or Reimbursement by PIMCO	(2)	(50)	(333)	(12)	(30)	(47)
Net Expenses	1,250	9,605	32	1,403	2,912	7,478

Net Investment Income (Loss)	3,682	41,416	5,733	5,760	14,309	21,036

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	7,275	135,345	0	45,384	101,293	66,564
Investments in Affiliates	1	(2)	(9)	0	1	(1)
Net capital gain distributions received from Affiliate investments	0	0	6,505	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	1,511	250	0	3	826	621
Over the counter financial derivative instruments	(143)	(14)	0	0	0	0
Foreign currency	(17)	(435)	0	(200)	0	0

Net Realized Gain (Loss)	8,627	135,144	6,496	45,187	102,120	67,184

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	6,304	81,416	0	23,545	58,013	225,541
Investments in Affiliates	1	1	3,041	0	0	2
Exchange-traded or centrally cleared financial derivative instruments	(838)	0	0	0	0	(22)
Over the counter financial derivative instruments	246	(1)	0	0	0	0
Foreign currency assets and liabilities	35	(325)	0	23	0	0

Net Change in Unrealized Appreciation (Depreciation)	5,748	81,091	3,041	23,568	58,013	225,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,057	$257,651	$15,270	$74,515	$174,442	$313,741

* Foreign tax withholdings - Interest	$6	$0	$0	$0	$0	$0

* Foreign tax withholdings - Dividends	$110	$8,234	$0	$576	$0	$0

** Foreign capital gains tax	$0	$2,625	$0	$0	$0	$0

*** Foreign capital gains tax	$(4)	$372	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO EQUITY SERIES	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Statements of Changes in Net Assets

	PIMCO Dividend and Income Fund		PIMCO RAE Emerging Markets Fund		PIMCO RAE Global ex-US Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,682	$7,040	$41,416	$114,230	$5,733	$4,781
Net realized gain (loss)	8,627	10,396	135,144	91,993	6,496	1,579
Net change in unrealized appreciation (depreciation)	5,748	7,212	81,091	15,364	3,041	11,436

Net Increase (Decrease) in Net Assets Resulting from Operations	18,057	24,648	257,651	221,587	15,270	17,796

Distributions to Shareholders:
From net investment income and/or net realized capital gains
Institutional Class	(695)	(859)	(151,672)	(113,702)	(6,746)	(5,662)
I-2	(668)	(1,045)	(20,805)	(12,624)	(5)	(6)
Class A	(3,397)	(6,452)	(3,349)	(2,878)	(1,085)	(1,010)
Class C	(195)	(400)	N/A	N/A	N/A	N/A

Total Distributions(a)	(4,955)	(8,756)	(175,826)	(129,204)	(7,836)	(6,678)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	19,219	9,864	75,939	422,949	4,390	(4,763)

Total Increase (Decrease) in Net Assets	32,321	25,756	157,764	515,332	11,824	6,355

Net Assets:

Beginning of period	197,166	171,410	2,360,499	1,845,167	113,626	107,271
End of period	$229,487	$197,166	$2,518,263	$2,360,499	$125,450	$113,626

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO RAE International Fund		PIMCO RAE US Fund		PIMCO RAE US Small Fund

Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

$5,760	$21,699	$14,309	$28,128	$21,036	$26,155
45,187	41,078	102,120	166,556	67,184	58,604
23,568	33,495	58,013	(105,497)	225,521	(54,753)

74,515	96,272	174,442	89,187	313,741	30,006

(55,145)	(50,998)	(181,870)	(156,331)	(97,845)	(37,928)
(1,103)	(645)	(3,673)	(4,138)	(17,566)	(8,991)
(450)	(396)	(4,071)	(3,177)	(9,894)	(6,810)
N/A	N/A	N/A	N/A	N/A	N/A

(56,698)	(52,039)	(189,614)	(163,646)	(125,305)	(53,729)

(96,160)	62,217	(46,999)	2,798	835,697	818,391

(78,343)	106,450	(62,171)	(71,661)	1,024,133	794,668

594,270	487,820	1,388,310	1,459,971	1,981,345	1,186,677
$515,927	$594,270	$1,326,139	$1,388,310	$3,005,478	$1,981,345

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Dividend and Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.9%

ASSET-BACKED SECURITIES 17.9%

CAYMAN ISLANDS 4.8%

522 Funding CLO Ltd.
5.060% due 10/23/2034 •		$400	$400

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		413	411

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		500	500

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		322	322

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		400	399

ARES LX CLO Ltd.
5.064% due 07/18/2034 •		500	500

ARES LXII CLO Ltd.
4.928% due 01/25/2034 •		500	500

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •		450	450

Atlantic Avenue Ltd.
5.266% due 10/15/2038 •		500	502

Atlas Senior Loan Fund XV Ltd.
5.080% due 10/23/2032 •		266	266

BlueMountain CLO XXXIV Ltd.
5.034% due 04/20/2035 •		400	400

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •		400	400

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		450	438

Fortress Credit BSL X Ltd.
5.014% due 04/20/2033 •		500	501

Guggenheim CLO Ltd.
5.055% due 01/15/2035 •		500	499

KKR CLO 33 Ltd.
4.993% due 07/20/2034 •		500	500

LCM 31 Ltd.
5.164% due 07/20/2034 •		400	401

LCM 34 Ltd.
5.064% due 10/20/2034 •		500	501

LCM 35 Ltd.
4.985% due 10/15/2034 •		500	500

Newark BSL CLO 2 Ltd.
5.090% due 07/25/2030 •		69	69

PFP Ltd.
5.610% due 09/17/2039 •		213	213

Post CLO Ltd.
4.985% due 10/15/2034 •		500	500

Romark CLO - IV Ltd.
5.067% due 07/10/2034 •		500	500

TIAA CLO IV Ltd.
5.024% due 01/20/2032 •		149	150

Vibrant CLO XII Ltd.
5.034% due 04/20/2034 •		500	500

Voya CLO Ltd.
5.223% due 10/17/2032 •		620	620

Total Cayman Islands			10,942

IRELAND 1.1%

Arbour CLO VII DAC
3.280% due 12/15/2038 •	EUR	400	471

Cairn CLO XI DAC
3.187% due 01/15/2040 •		450	529

Invesco Euro CLO III DAC
3.184% due 10/30/2038 •		400	470

Invesco Euro CLO XI DAC
3.283% due 10/22/2036 •		400	471

Palmer Square European Loan Funding DAC
3.034% due 05/15/2033 •		159	187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Providus CLO V DAC
3.314% due 11/15/2039 •	EUR	400	$471

Total Ireland			2,599

ITALY 0.1%

Golden Bar Securitisation SRL
3.085% due 09/22/2043 •		244	288

Total Italy			288

JERSEY, CHANNEL ISLANDS 0.4%

37 Capital CLO II Ltd.
5.195% due 07/15/2034 •		$400	401

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
5.140% due 10/25/2036 •		500	500

Total Jersey, Channel Islands			901

UNITED STATES 11.5%

Affirm Master Trust
4.450% due 10/16/2034		490	492

Bear Stearns Asset-Backed Securities I Trust
5.721% due 12/25/2034 •		670	679

CarMax Auto Owner Trust
6.000% due 07/17/2028		369	374

CarMax Select Receivables Trust
4.190% due 03/15/2029		500	501

Carvana Auto Receivables Trust
4.070% due 02/12/2029		500	500
5.050% due 04/10/2029		415	417
5.820% due 08/10/2028		197	198
6.160% due 10/10/2028		222	224

Chase Auto Owner Trust
5.250% due 09/27/2027		30	30

Citigroup Mortgage Loan Trust, Inc.
4.476% due 02/25/2035 •		750	709

Credit Suisse First Boston Mortgage Securities Corp.
4.379% due 01/25/2032 •		288	286

Drive Auto Receivables Trust
4.140% due 09/15/2032		500	501

ECMC Group Student Loan Trust
5.139% due 11/25/2069 •		571	575

EMC Mortgage Loan Trust
5.146% due 02/25/2041 •		15	15

Ent Auto Receivables Trust
6.240% due 01/16/2029		237	238

FBR Securitization Trust
4.551% due 11/25/2035 •		471	468

First Investors Auto Owner Trust
6.440% due 10/16/2028		75	76

GLS Auto Receivables Issuer Trust
4.760% due 10/15/2027		58	58

GLS Auto Select Receivables Trust
5.590% due 10/15/2029		221	224
6.370% due 06/15/2028		57	57

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		800	809

GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059		55	55
5.320% due 03/25/2060		400	410

GreenSky Home Improvement Trust
5.880% due 06/25/2059		23	23

Home Equity Asset Trust
4.551% due 01/25/2036 •		87	84

Hyundai Auto Receivables Trust
5.540% due 10/16/2028		389	393

Lendmark Funding Trust
5.530% due 06/21/2032		200	203

Morgan Stanley Home Equity Loan Trust
3.946% due 12/25/2036 •		1,214	583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	$136	$127

Navient Student Loan Trust
4.889% due 08/26/2069 •	490	495

Nelnet Student Loan Trust
5.268% due 06/22/2065 •	478	482

Nissan Auto Receivables Owner Trust
5.280% due 12/15/2028	493	498

Octane Receivables Trust
4.940% due 05/20/2030	268	270

Option One Mortgage Loan Trust
4.066% due 04/25/2037 •	1,596	1,150

Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032	147	148
5.183% due 06/15/2032	130	130

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	112	113

Pagaya AI Debt Trust
5.373% due 01/17/2033	400	404

PRET LLC
5.184% due 11/25/2055 þ	490	491
5.193% due 10/25/2055 þ	493	494
5.925% due 10/25/2054 þ	356	357

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	483	482
4.894% due 11/25/2055 þ	979	981
4.966% due 11/25/2055 þ	496	497

RCKT Trust
4.480% due 11/27/2034	422	423

Reach ABS Trust
5.880% due 07/15/2031	83	83

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	252	252

Residential Asset Mortgage Products Trust
4.911% due 05/25/2035 •	926	912

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033	222	224

SCCU Auto Receivables Trust
5.110% due 06/15/2029	400	403

SLM Private Credit Student Loan Trust
4.315% due 06/15/2039 •	450	440

SLM Student Loan Trust
4.789% due 01/25/2075 •	562	562

SMB Private Education Loan Trust
5.060% due 03/16/2054	336	341
5.074% due 07/15/2053 •	660	655
5.240% due 03/15/2056	392	400
5.434% due 02/16/2055 •	435	440
5.434% due 03/15/2056 •	471	476

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035	310	310

Soundview Home Loan Trust
4.251% due 12/25/2036 •	606	597
4.846% due 09/25/2037 •	1,646	1,229

Starwood LLC
5.181% due 11/19/2042 •	500	501

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	317	319

Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	482	484

Westlake Automobile Receivables Trust
4.660% due 09/15/2028	450	451

World Omni Select Auto Trust
4.140% due 05/15/2030	500	501

Total United States		26,304

Total Asset-Backed Securities (Cost $41,494)		41,034

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

FRANCE 0.0%

Altice France SA
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~	76	76

Total France		76

18	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.1%

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~	$189	$190

Total Jersey, Channel Islands		190

NETHERLANDS 0.0%

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~	1	1

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~	3	2

Total Netherlands		3

UNITED STATES 0.3%

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~	126	126
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~	489	504

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(a)	33	2

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~	8	8

U.S. Renal Care, Inc.
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	13	12

Westmoreland Coal Co.
8.000% due 03/15/2029 «~	2	1

Total United States		653

Total Loan Participations and Assignments (Cost $931)		922

	SHARES
COMMON STOCKS 46.2%

AUSTRALIA 0.3%

FINANCIALS 0.1%

QBE Insurance Group Ltd.	11,619	154

MATERIALS 0.2%

Fortescue Ltd.	38,068	557

Total Australia		711

AUSTRIA 0.1%

ENERGY 0.1%

OMV AG	3,164	176

Total Austria		176

BRAZIL 0.6%

CONSUMER STAPLES 0.1%

Ambev SA	106,200	267

ENERGY 0.2%

Petroleo Brasileiro SA - Petrobras	83,500	496

FINANCIALS 0.1%

Banco do Brasil SA	36,900	147

XP, Inc. Class A	9,107	149

		296

	SHARES	MARKET VALUE (000S)
MATERIALS 0.2%

Vale SA	23,500	$307

Total Brazil		1,366

CANADA 1.4%

CONSUMER DISCRETIONARY 0.2%

Canadian Tire Corp. Ltd. Class A	1,131	143

Magna International, Inc.	6,018	321

		464

ENERGY 0.9%

ARC Resources Ltd.	13,146	247

Enbridge, Inc.	5,168	247

Pembina Pipeline Corp.	2,778	106

South Bow Corp.	1,786	49

Suncor Energy, Inc.	23,196	1,029

TC Energy Corp.	4,323	238

		1,916

MATERIALS 0.3%

Barrick Mining Corp.	16,916	737

Total Canada		3,117

CHILE 0.1%

FINANCIALS 0.1%

Banco de Chile	1,021,584	197

Total Chile		197

CHINA 2.1%

COMMUNICATION SERVICES 0.5%

NetEase, Inc.	39,100	1,076

CONSUMER DISCRETIONARY 0.4%

ANTA Sports Products Ltd.	18,000	187

JD.com, Inc. Class A	52,950	761

		948

ENERGY 0.1%

China Shenhua Energy Co. Ltd. Class H	76,000	379

FINANCIALS 0.7%

China Construction Bank Corp. Class H	800,000	792

China Pacific Insurance Group Co. Ltd. Class H	57,200	260

People’s Insurance Co. Group of China Ltd. Class H	196,000	170

PICC Property & Casualty Co. Ltd. Class H	156,000	328

		1,550

HEALTH CARE 0.1%

CSPC Pharmaceutical Group Ltd.	182,000	197

INDUSTRIALS 0.1%

Yangzijiang Shipbuilding Holdings Ltd.	56,100	152

	SHARES	MARKET VALUE (000S)
MATERIALS 0.2%

China Hongqiao Group Ltd.	62,500	$263

CMOC Group Ltd. Class H	81,000	201

		464

Total China		4,766

CZECH REPUBLIC 0.1%

UTILITIES 0.1%

CEZ AS	2,869	181

Total Czech Republic		181

FINLAND 0.2%

COMMUNICATION SERVICES 0.1%

Elisa OYJ	3,089	137

INDUSTRIALS 0.1%

Metso Oyj	9,143	159

Wartsila OYJ Abp	6,174	219

		378

Total Finland		515

FRANCE 1.4%

CONSUMER DISCRETIONARY 0.2%

Cie Generale des Etablissements Michelin SCA	15,071	500

CONSUMER STAPLES 0.1%

Carrefour SA	12,584	210

ENERGY 0.1%

TotalEnergies SE	2,656	173

HEALTH CARE 0.1%

Sanofi SA	3,089	299

INDUSTRIALS 0.9%

Bouygues SA	4,303	224

Bureau Veritas SA	7,394	235

Luxco Co. Ltd. «(c)(h)	1,352	24

Vinci SA	11,270	1,585

		2,068

Total France		3,250

GERMANY 0.2%

CONSUMER DISCRETIONARY 0.1%

Continental AG	2,389	189

FINANCIALS 0.0%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	245	161

INDUSTRIALS 0.1%

GEA Group AG	3,294	223

Total Germany		573

GREECE 0.2%

FINANCIALS 0.2%

Eurobank SA Class A	55,518	223

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

National Bank of Greece SA	18,852	$288

		511

Total Greece		511

HONG KONG 0.3%

CONSUMER STAPLES 0.1%

WH Group Ltd.	179,500	200

REAL ESTATE 0.1%

China Resources Land Ltd.	72,500	254

UTILITIES 0.1%

CLP Holdings Ltd.	35,000	313

Total Hong Kong		767

INDONESIA 0.4%

COMMUNICATION SERVICES 0.1%

Telkom Indonesia Persero Tbk. PT	1,112,100	233

FINANCIALS 0.2%

Bank Mandiri Persero Tbk. PT	807,900	246

Bank Rakyat Indonesia Persero Tbk. PT	1,531,300	336

		582

INDUSTRIALS 0.1%

Astra International Tbk. PT	431,400	173

Total Indonesia		988

IRELAND 0.5%

FINANCIALS 0.2%

AIB Group PLC	48,033	514

INDUSTRIALS 0.3%

Ryanair Holdings PLC	18,395	634

Total Ireland		1,148

ISRAEL 0.7%

FINANCIALS 0.7%

Bank Hapoalim BM	26,700	604

Bank Leumi Le-Israel BM	33,662	742

Mizrahi Tefahot Bank Ltd.	3,359	234

		1,580

Total Israel		1,580

ITALY 1.6%

ENERGY 0.1%

Eni SpA	10,822	205

FINANCIALS 1.0%

Banco BPM SpA	24,419	371

Intesa Sanpaolo SpA	281,810	1,947

		2,318

UTILITIES 0.5%

Enel SpA	87,754	913

	SHARES	MARKET VALUE (000S)

Snam SpA	45,329	$301

		1,214

Total Italy		3,737

JAPAN 3.0%

CONSUMER DISCRETIONARY 0.7%

Bridgestone Corp.	25,600	576

Denso Corp.	37,900	524

Isuzu Motors Ltd.	11,800	184

Subaru Corp.	12,700	273

Yamaha Motor Co. Ltd.	19,100	142

		1,699

ENERGY 0.2%

Inpex Corp.	18,700	374

FINANCIALS 0.7%

MS&AD Insurance Group Holdings, Inc.	28,900	679

Tokio Marine Holdings, Inc.	26,600	983

		1,662

HEALTH CARE 0.1%

Shionogi & Co. Ltd.	8,000	145

INDUSTRIALS 0.8%

Daifuku Co. Ltd.	4,700	148

FANUC Corp.	20,300	790

Nippon Yusen KK	9,200	298

Obayashi Corp.	14,100	295

Taisei Corp.	3,300	313

		1,844

INFORMATION TECHNOLOGY 0.3%

Murata Manufacturing Co. Ltd.	36,000	744

REAL ESTATE 0.1%

Daito Trust Construction Co. Ltd.	6,600	125

UTILITIES 0.1%

Osaka Gas Co. Ltd.	7,600	264

Total Japan		6,857

LUXEMBOURG 0.1%

COMMUNICATION SERVICES 0.0%

SES SA «(c)	2,890	45

ENERGY 0.1%

Tenaris SA	8,149	157

INDUSTRIALS 0.0%

Foresea Holdings SA «	2,200	50

Total Luxembourg		252

MALAYSIA 0.1%

UTILITIES 0.1%

Tenaga Nasional Bhd.	53,900	182

Total Malaysia		182

	SHARES	MARKET VALUE (000S)
MEXICO 0.3%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(c)	41,996	$0

MATERIALS 0.3%

Grupo Mexico SAB de CV	69,400	655

Total Mexico		655

NETHERLANDS 0.2%

CONSUMER STAPLES 0.2%

Koninklijke Ahold Delhaize NV	12,094	496

Total Netherlands		496

NORWAY 0.3%

ENERGY 0.3%

Aker BP ASA	6,780	172

Equinor ASA	17,242	407

		579

Total Norway		579

PERU 0.2%

FINANCIALS 0.2%

Credicorp Ltd.	1,517	435

Total Peru		435

POLAND 0.6%

ENERGY 0.2%

ORLEN SA	13,054	348

FINANCIALS 0.4%

Bank Polska Kasa Opieki SA	4,149	235

Powszechna Kasa Oszczednosci Bank Polski SA	18,848	445

Powszechny Zaklad Ubezpieczen SA	13,651	253

		933

Total Poland		1,281

PORTUGAL 0.1%

UTILITIES 0.1%

EDP SA	70,540	325

Total Portugal		325

SOUTH AFRICA 0.9%

FINANCIALS 0.6%

Absa Group Ltd.	18,385	266

FirstRand Ltd.	109,493	600

Nedbank Group Ltd.	9,804	157

Standard Bank Group Ltd.	28,178	494

		1,517

MATERIALS 0.3%

Gold Fields Ltd.	9,491	414

Harmony Gold Mining Co. Ltd.	12,207	245

		659

Total South Africa		2,176

20	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
SOUTH KOREA 0.5%

CONSUMER DISCRETIONARY 0.3%

Hyundai Mobis Co. Ltd.	753	$195

Kia Corp.	5,049	428

		623

CONSUMER STAPLES 0.1%

KT&G Corp.	2,038	201

INDUSTRIALS 0.1%

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	924	261

Total South Korea		1,085

SPAIN 1.7%

CONSUMER DISCRETIONARY 0.3%

Industria de Diseno Textil SA	11,593	765

ENERGY 0.2%

Repsol SA	25,464	475

FINANCIALS 0.9%

Banco Bilbao Vizcaya Argentaria SA	62,909	1,476

Banco de Sabadell SA	112,931	445

		1,921

INDUSTRIALS 0.2%

ACS Actividades de Construccion y Servicios SA	3,875	385

UTILITIES 0.1%

Endesa SA	6,704	241

Total Spain		3,787

SWEDEN 0.6%

CONSUMER DISCRETIONARY 0.1%

H & M Hennes & Mauritz AB Class B	8,954	180

FINANCIALS 0.1%

Swedbank AB Class A	4,882	169

INDUSTRIALS 0.2%

Skanska AB Class B	7,357	200

SKF AB Class B	7,703	204

		404

INFORMATION TECHNOLOGY 0.2%

Telefonaktiebolaget LM Ericsson Class B	63,194	615

Total Sweden		1,368

SWITZERLAND 3.1%

CONSUMER STAPLES 0.1%

Nestle SA	1,810	180

FINANCIALS 0.8%

Swiss Re AG	6,749	1,124

Zurich Insurance Group AG	864	654

		1,778

	SHARES	MARKET VALUE (000S)
HEALTH CARE 2.0%

Novartis AG	19,629	$2,705

Roche Holding AG	4,704	1,949

		4,654

MATERIALS 0.2%

Holcim AG	6,009	585

Total Switzerland		7,197

TAIWAN 1.1%

INFORMATION TECHNOLOGY 1.1%

MediaTek, Inc.	33,000	1,498

Novatek Microelectronics Corp.	12,000	143

Quanta Computer, Inc.	44,000	380

Realtek Semiconductor Corp.	11,000	171

United Microelectronics Corp.	250,000	390

		2,582

Total Taiwan		2,582

UNITED KINGDOM 2.4%

COMMUNICATION SERVICES 0.1%

Vodafone Group PLC	144,101	192

CONSUMER DISCRETIONARY 0.1%

Kingfisher PLC	38,130	160

CONSUMER STAPLES 1.5%

British American Tobacco PLC	49,376	2,799

Imperial Brands PLC	17,132	720

		3,519

ENERGY 0.2%

Shell PLC	13,998	516

FINANCIALS 0.1%

Admiral Group PLC	5,636	241

INDUSTRIALS 0.2%

BAE Systems PLC	7,050	162

Intertek Group PLC	3,488	217

		379

MATERIALS 0.1%

Endeavour Mining PLC	4,363	228

UTILITIES 0.1%

National Grid PLC	20,620	316

Total United Kingdom		5,551

UNITED STATES 20.8%

COMMUNICATION SERVICES 1.9%

Clear Channel Outdoor Holdings, Inc. (c)	29,821	66

Comcast Corp. Class A	34,462	1,030

iHeartMedia, Inc. Class A (c)	6,979	29

iHeartMedia, Inc. Class B «(c)	5,486	20

Uniti Group, Inc. (c)	16	0

Verizon Communications, Inc.	80,255	3,269

		4,414

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.9%

Best Buy Co., Inc.	4,512	$302

Booking Holdings, Inc.	32	171

eBay, Inc.	10,006	871

Expedia Group, Inc.	2,597	736

		2,080

CONSUMER STAPLES 3.3%

Altria Group, Inc.	37,851	2,182

Colgate-Palmolive Co.	6,837	540

Kimberly-Clark Corp.	7,180	724

Kraft Heinz Co.	6,266	152

Philip Morris International, Inc.	15,935	2,556

Procter & Gamble Co.	2,481	356

Target Corp.	10,210	998

		7,508

ENERGY 1.9%

Antero Midstream Corp.	2,412	43

Cheniere Energy, Inc.	737	143

ConocoPhillips	14,794	1,385

Devon Energy Corp.	13,427	492

DT Midstream, Inc.	1,653	198

EOG Resources, Inc.	10,408	1,093

Hess Midstream LP Class A	3,308	114

Kinder Morgan, Inc.	9,173	252

Kinetik Holdings, Inc.	1,909	69

ONEOK, Inc.	2,882	212

Targa Resources Corp.	647	119

Williams Cos., Inc.	4,043	243

		4,363

FINANCIALS 2.0%

Ameriprise Financial, Inc.	1,203	590

Bank of New York Mellon Corp.	4,129	480

CME Group, Inc.	3,348	914

Northern Trust Corp.	4,219	576

State Street Corp.	6,417	828

Synchrony Financial	8,262	689

T. Rowe Price Group, Inc.	4,951	507

Unity Bancorp, Inc. «(c)	46	0

XBP Global Holdings, Inc. (c)	92	1

		4,585

HEALTH CARE 5.7%

AbbVie, Inc.	8,447	1,930

AmSurg Corp. «(c)(h)	4,188	188

Bristol-Myers Squibb Co.	45,730	2,467

Johnson & Johnson	18,291	3,785

Merck & Co., Inc.	24,058	2,532

Pfizer, Inc.	86,205	2,147

		13,049

INDUSTRIALS 1.3%

Cummins, Inc.	2,596	1,325

Lockheed Martin Corp.	2,034	984

PACCAR, Inc.	1,491	163

United Parcel Service, Inc. Class B	5,337	529

Westmoreland Mining Holdings «(c)(h)	52	0

Westmoreland Mining LLC «(c)(h)	165	1

		3,002

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 3.4%

Apple, Inc.		5,522	$1,501

Cisco Systems, Inc.		41,089	3,165

Microsoft Corp.		1,473	713

NVIDIA Corp.		10,231	1,908

QUALCOMM, Inc.		2,631	450

			7,737

MATERIALS 0.2%

CF Industries Holdings, Inc.		3,641	282

LyondellBasell Industries NV Class A		3,397	147

			429

UTILITIES 0.2%

Edison International		8,646	519

Total United States			47,686

Total Common Stocks (Cost $86,229)			106,077

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.1%

FRANCE 0.3%

BANKING & FINANCE 0.1%

BPCE SA
6.714% due 10/19/2029 •		$250	265

INDUSTRIALS 0.2%

Altice France SA
9.500% due 11/01/2029		354	366

Total France			631

IRELAND 0.1%

INDUSTRIALS 0.1%

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(b)	GBP	300	283

Total Ireland			283

ITALY 0.1%

BANKING & FINANCE 0.1%

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	229

Total Italy			229

JAPAN 0.4%

INDUSTRIALS 0.4%

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		868	819

Total Japan			819

LUXEMBOURG 0.0%

UTILITIES 0.0%

FORESEA Holding SA
7.500% due 06/15/2030		27	27

Total Luxembourg			27

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
NETHERLANDS 0.1%

UTILITIES 0.1%

Enel Finance International NV
4.375% due 09/30/2030		$250	$249

Total Netherlands			249

SAUDI ARABIA 0.1%

INDUSTRIALS 0.1%

Saudi Arabian Oil Co.
4.750% due 06/02/2030		200	203

Total Saudi Arabia			203

SPAIN 0.2%

BANKING & FINANCE 0.2%

Banco Santander SA
6.607% due 11/07/2028		400	427

Total Spain			427

UNITED KINGDOM 0.3%

BANKING & FINANCE 0.2%

Marex Group PLC
5.829% due 05/08/2028		200	203

Nationwide Building Society
6.557% due 10/18/2027 •		200	204

			407

INDUSTRIALS 0.1%

Marston’s Issuer PLC
6.613% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	252

Mitchells & Butlers Finance PLC
4.350% (BP0003M + 0.450%) due 12/15/2030 ~		45	59

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		18	28

			339

Total United Kingdom			746

UNITED STATES 3.5%

BANKING & FINANCE 0.6%

Credit Suisse AG AT1 Claim		$365	108

EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		460	458

GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029		19	19

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		300	313

Starwood Property Trust, Inc.
5.250% due 10/15/2028		500	506

			1,408

INDUSTRIALS 2.4%

American Airlines Pass-Through Trust
3.350% due 04/15/2031		6	6

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		500	501

Beignet Investor LLC
6.581% due 05/30/2049		2,060	2,178

Boeing Co.
2.750% due 02/01/2026		60	60
2.196% due 02/04/2026		10	10

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
6.259% due 05/01/2027		$400	$410
6.298% due 05/01/2029		10	11

CommonSpirit Health
4.352% due 09/01/2030		20	20
4.975% due 09/01/2035		100	99

CVS Pass-Through Trust
8.353% due 07/10/2031		277	302

DISH DBS Corp.
5.250% due 12/01/2026		490	475
5.750% due 12/01/2028		200	196

Energy Transfer LP
4.950% due 05/15/2028		4	4

Hyundai Capital America
4.300% due 09/24/2027		400	401

Topaz Solar Farms LLC
5.750% due 09/30/2039		56	56
4.875% due 09/30/2039		7	7

U.S. Renal Care, Inc.
8.831% due 06/28/2028		2	2

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		230	216

Venture Global LNG, Inc.
9.875% due 02/01/2032		150	155
7.000% due 01/15/2030		140	135

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		230	236

			5,480

UTILITIES 0.5%

Pacific Gas & Electric Co.
3.300% due 03/15/2027		20	20
3.750% due 07/01/2028		110	109
3.250% due 06/01/2031		459	428
4.200% due 03/01/2029		200	199
2.500% due 02/01/2031		500	450

			1,206

Total United States			8,094

VENEZUELA 0.0%

INDUSTRIALS 0.0%

Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(b)		300	72
9.750% due 05/17/2035 ^(b)		20	5

			77

Total Venezuela			77

Total Corporate Bonds & Notes (Cost $11,805)			11,785

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%

IRELAND 0.9%

Aran Funding DAC
3.026% due 12/24/2065 •	EUR	393	461

Kinbane 2 DAC
3.022% due 08/24/2075 ~		388	456

Lugo Funding DAC
3.059% due 05/26/2066 •		339	400

Merrion Square Residential DAC
3.003% due 03/24/2081 •		614	723

Total Ireland			2,040

UNITED KINGDOM 1.4%

Avon Finance
4.642% due 12/28/2049 •	GBP	439	593

Bridgegate Funding PLC
6.191% due 10/16/2062 •		1,330	1,798

Eurosail-U.K. PLC
4.601% due 09/13/2045 •		137	184
4.851% due 06/13/2045 •		117	158

22	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	92	$106

Towd Point Mortgage Funding - Granite 6 PLC
4.856% due 07/20/2053 •	GBP	202	272

Total United Kingdom			3,111

UNITED STATES 8.1%

AG Trust
5.766% due 08/15/2041 •		$190	191

Banc of America Alternative Loan Trust
6.000% due 07/25/2046		32	28

Banc of America Funding Trust
4.661% due 05/20/2036 ~		4	3

Banc of America Mortgage Trust
3.522% due 11/20/2046 ~		2	2
6.000% due 10/25/2036		6	5

BBCCRE Trust
3.966% due 08/10/2033		400	373

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		803	719
3.500% due 06/25/2062 ~		1,361	1,261

Chase Mortgage Finance Trust
4.036% due 09/25/2036 ~		13	12

CHL Mortgage Pass-Through Trust
4.346% due 07/25/2037 •		14	4

CIM Trust
4.750% due 06/25/2064 ~		311	309
5.000% due 05/25/2062 ~		1,117	1,117

COMM Mortgage Trust
3.140% due 10/10/2036		400	382

Countrywide Alternative Loan Trust
6.000% due 06/25/2036		74	38
6.000% due 02/25/2037		49	17
6.250% due 12/25/2036 •		20	8

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		28	17

CSFB Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035		308	66

CSMC Trust
3.904% due 04/25/2062 ~		1,179	1,136

CSMC Trust Capital Certificates
4.042% due 12/29/2037 ~		97	48

DBGS Mortgage Trust
6.665% due 10/15/2039 •		900	841

First Horizon Alternative Mortgage Securities Trust
5.005% due 06/25/2036 ~		88	69

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		780	770

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		1	1

JP Morgan Alternative Loan Trust
5.843% due 05/26/2037 ~		30	24

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •		376	371
7.235% due 10/05/2040		400	422

JP Morgan Mortgage Trust
6.500% due 07/25/2036		75	23

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~		7	3

MFA Trust
4.250% due 02/25/2066 ~		339	326
4.400% due 03/25/2068 þ		1,124	1,117

Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~		484	485
5.530% due 05/25/2070 ~		431	434

PRET LLC
5.249% due 10/25/2055		495	495

PRET Trust
4.000% due 03/25/2065 þ		489	481

PRKCM Trust
5.101% due 10/25/2060 þ		492	494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
4.839% due 10/25/2055 þ	$479	$479
5.385% due 10/25/2030 þ	466	467

PRPM Trust
6.327% due 06/25/2069 þ	287	291

RALI Trust
4.646% due 10/25/2045 •	38	27
5.500% due 03/25/2037	166	138
6.250% due 03/25/2037	15	12

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	585	588
5.846% due 08/25/2044 þ	265	268

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	489	484

Sequoia Mortgage Trust
5.061% due 10/25/2055 ~	448	449

Structured Adjustable Rate Mortgage Loan Trust
4.479% due 10/25/2036 ~	1,072	529

Towd Point Mortgage Trust
4.606% due 10/25/2064 ~	327	328
5.033% due 07/25/2065 ~	594	601

Verus Securitization Trust
5.799% due 07/25/2069 þ	546	551

Wells Fargo Alternative Loan Trust
6.442% due 07/25/2037 ~	321	299

Wells Fargo Commercial Mortgage Trust
5.343% due 10/15/2042 •	500	501

WSTN Trust
6.297% due 07/05/2037 ~	500	509

Total United States		18,613

Total Non-Agency Mortgage-Backed Securities (Cost $23,711)		23,764

	SHARES
MASTER LIMITED PARTNERSHIPS 0.1%

UNITED STATES 0.1%

ENERGY 0.1%

Plains GP Holdings LP	8,101	155

Total Master Limited Partnerships (Cost $157)		155

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$12	12
7.350% due 07/01/2035	4	4

Total Municipal Bonds & Notes (Cost $16)		16

	SHARES
PREFERRED STOCKS 0.8%

BRAZIL 0.3%

UTILITIES 0.3%

Petroleo Brasileiro SA - Petrobras	103,900	583

Total Brazil		583

SOUTH KOREA 0.5%

INDUSTRIALS 0.5%

Samsung Electronics Co. Ltd.	17,759	1,102

Total South Korea		1,102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.0%

BANKING & FINANCE 0.0%

Nationwide Building Society
10.250%	$380	$67

Total United Kingdom		67

Total Preferred Stocks (Cost $1,489)		1,752

REAL ESTATE INVESTMENT TRUSTS 4.6%

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	4,589	181

Total France		181

HONG KONG 0.1%

REAL ESTATE 0.1%

Link REIT	55,500	248

Total Hong Kong		248

UNITED STATES 4.4%

REAL ESTATE 4.4%

American Assets Trust, Inc.	13,560	257

American Healthcare REIT, Inc.	1,891	89

Americold Realty Trust, Inc.	7,040	91

Annaly Capital Management, Inc.	7,656	171

Broadstone Net Lease, Inc.	74,217	1,289

CareTrust REIT, Inc.	2,420	87

EPR Properties	8,717	435

Essential Properties Realty Trust, Inc.	2,850	85

Gaming & Leisure Properties, Inc.	20,807	930

Healthpeak Properties, Inc.	31,785	511

Highwoods Properties, Inc.	23,404	604

LXP Industrial Trust	14,023	695

NNN REIT, Inc.	11,018	437

Omega Healthcare Investors, Inc.	27,955	1,239

Sabra Health Care REIT, Inc.	69,419	1,315

Sila Realty Trust, Inc.	23,319	544

Simon Property Group, Inc.	4,113	761

VICI Properties, Inc.	15,980	450

Welltower, Inc.	470	87

		10,077

Total United States		10,077

Total Real Estate Investment Trusts (Cost $9,831)		10,506

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 3.8%

ARGENTINA 0.4%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ	$94	60
4.125% due 07/09/2035 þ	206	146

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ	146	125
1.000% due 07/09/2029	25	22
3.500% due 07/09/2041 þ	196	136
4.125% due 07/09/2035 þ	167	125
5.000% due 01/09/2038 þ	269	210

Total Argentina		824

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
BRAZIL 1.4%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	7,900	$1,394
0.000% due 07/01/2026 (e)		10,300	1,761

Total Brazil			3,155

COLOMBIA 0.1%

Colombia Government International Bonds
5.000% due 09/19/2032	EUR	250	282

Total Colombia			282

EGYPT 0.1%

Egypt Government Bonds
21.954% due 03/04/2028	EGP	11,400	239

Total Egypt			239

JAPAN 0.2%

Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	9,500	47
2.300% due 12/20/2054		10,800	55
2.400% due 03/20/2055		2,000	11
3.200% due 09/20/2055		58,200	360

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		9,000	53

Total Japan			526

LUXEMBOURG 0.2%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$500	510

Total Luxembourg			510

MEXICO 0.2%

Mexico Bonos
7.500% due 05/26/2033	MXN	400	21
7.750% due 05/29/2031		2,200	118
7.750% due 11/23/2034		3,880	200
8.500% due 03/01/2029		2,500	140
8.500% due 05/31/2029		1,700	95

Total Mexico			574

PERU 0.6%

Peru Government Bonds
6.150% due 08/12/2032	PEN	104	33
7.300% due 08/12/2033		700	238
7.600% due 08/12/2039		300	97

Peru Government International Bonds
5.400% due 08/12/2034		100	30
6.150% due 08/12/2032		1,320	424
6.900% due 08/12/2037		153	48
6.950% due 08/12/2031		1,283	424

Total Peru			1,294

ROMANIA 0.1%

Romania Government International Bonds
5.125% due 09/24/2031	EUR	200	241

Total Romania			241

SOUTH AFRICA 0.3%

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	4,600	272
8.000% due 01/31/2030		300	19
8.500% due 01/31/2037		900	54
8.875% due 02/28/2035		6,100	384
9.000% due 01/31/2040		200	12

Total South Africa			741

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
TURKEY 0.2%

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	300	$7
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		6,400	149

Turkiye Government International Bonds
5.250% due 03/13/2030		$200	199

Total Turkey			355

VENEZUELA 0.0%

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(b)		125	33
7.000% due 03/31/2038 ^(b)		2	1
7.650% due 04/21/2035 ^(b)		3	1
9.250% due 09/15/2027 ^(b)		44	15

Total Venezuela			50

Total Sovereign Issues (Cost $8,230)			8,791

U.S. GOVERNMENT AGENCIES 29.0%

UNITED STATES 29.0%

Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052		158	140
4.000% due 08/01/2042 - 09/01/2042		51	51

Federal National Mortgage Association
3.000% due 11/01/2029 - 05/01/2052		134	120
3.500% due 02/01/2050		24	22
4.000% due 08/01/2042 - 10/01/2042		26	26
7.000% due 03/01/2045		998	1,051

Government National Mortgage Association
6.500% due 01/20/2055		131	135

Government National Mortgage Association, TBA
3.000% due 01/01/2056		200	180
3.500% due 02/01/2056		100	91
4.000% due 02/01/2056		300	283
4.500% due 01/01/2056 - 02/01/2056		1,800	1,752
5.000% due 01/01/2056		1,200	1,197
5.500% due 02/01/2056		250	252
6.000% due 01/01/2056		1,200	1,223
6.500% due 02/01/2056		1,300	1,342

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056		2,900	2,563
3.500% due 02/01/2056		1,300	1,198
4.000% due 02/01/2056		7,700	7,300
4.500% due 02/01/2056		3,400	3,316
5.000% due 02/01/2056		11,910	11,867
5.500% due 02/01/2056		4,800	4,863
6.000% due 02/01/2056		13,410	13,763
6.500% due 02/01/2056 - 03/01/2056		13,200	13,722

Total U.S. Government Agencies (Cost $66,393)			66,457

U.S. TREASURY OBLIGATIONS 9.1%

UNITED STATES 9.1%

U.S. Treasury Bonds
2.875% due 11/15/2046		600	443
3.000% due 02/15/2049		1,133	835
4.250% due 08/15/2054		100	90
4.375% due 08/15/2043		300	287
4.500% due 11/15/2054 (i)		1,000	943
4.625% due 05/15/2054		800	771
4.875% due 08/15/2045		59	60

U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051		375	203
1.000% due 02/15/2048		132	97
1.000% due 02/15/2049		129	93
0.125% due 04/15/2026		993	985
0.125% due 07/15/2031		2,588	2,398
0.250% due 07/15/2029 (k)		914	881
0.375% due 01/15/2027		43	43
0.375% due 07/15/2027		13	13

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
0.625% due 07/15/2032		$672	$631
0.750% due 07/15/2028		272	269
0.875% due 01/15/2029		447	441
1.375% due 07/15/2033		1,930	1,882
1.625% due 04/15/2030		307	308
1.750% due 01/15/2034		106	105
1.875% due 07/15/2034 (i)		1,038	1,042

U.S. Treasury Notes
0.500% due 10/31/2027 (n)		100	95
0.625% due 11/30/2027		550	521
0.625% due 12/31/2027		220	208
0.750% due 01/31/2028		110	104
2.375% due 03/31/2029 (i)		2,800	2,698
4.000% due 10/31/2029 (k)		800	811
4.000% due 07/31/2032 (i)		1,800	1,810
4.250% due 08/15/2035		96	97
4.500% due 04/15/2027 (i)		1,800	1,822

Total U.S. Treasury Obligations (Cost $22,262)			20,986

		SHARES
WARRANTS 0.0%

UNITED STATES 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035 «		9	0

Total Warrants (Cost $0)			0

SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (g)		692,363	692

Total Mutual Funds (Cost $692)			692

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.1%
31.666% due 06/11/2026 - 06/29/2026 (d)(e)	NGN	438,670	276

SOUTH AFRICA TREASURY BILLS 0.1%
7.340% due 04/22/2026 - 11/18/2026 (d)(e)	ZAR	4,100	239

Total Short-Term Instruments (Cost $1,175)			1,207

Total Investments in Securities (Cost $273,723)			293,452

		SHARES
INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%

PIMCO Short-Term Floating NAV Portfolio III		477,416	4,651

Total Short-Term Instruments (Cost $4,650)			4,651

Total Investments in Affiliates (Cost $4,650)			4,651

Total Investments 129.9% (Cost $278,373)			$298,103

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $51)			(81)

Other Assets and Liabilities, net (29.9)%			(68,535)

Net Assets 100.0%			$229,487

24	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$175	$188	0.08%
Luxco Co. Ltd.	10/01/2025	24	24	0.01
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1	1	0.00

		$200	$213	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	3.810%	01/02/2026	01/16/2026	$(6,428)	$(6,428)
	3.930	12/18/2025	01/02/2026	(8,385)	(8,398)

Total Reverse Repurchase Agreements					$(14,826)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(14,826)	$0	$(14,826)	$8,320	$(6,506)

Total Borrowings and Other Financing Transactions	$0	$(14,826)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(8,398)	$0	$0	$(8,398)

Total Borrowings	$0	$(8,398)	$0	$0	$(8,398)

Payable for reverse repurchase agreements(3)					$(8,398)

(i)	Securities with an aggregate market value of $8,320 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(5,268) at a weighted average interest rate of 4.103%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(6,428) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Guilt March Futures	03/2026	38	$	4,680	$34	$8	$(4)
U.S. Treasury 2-Year Note March Futures	03/2026	1		209	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2026	56		6,121	(1)	0	(6)
U.S. Treasury 10-Year Note March Futures	03/2026	221		24,849	(45)	0	(45)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	6		708	(10)	0	(2)

					$(22)	$8	$(57)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	1	$	(241)	$4	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	1		(241)	3	0	0
Australia Government 10-Year Bond March Futures	03/2026	7		(511)	(1)	0	(1)
Euro-Bobl March Futures	03/2026	7		(956)	7	1	0
Euro-Bund March Futures	03/2026	12		(1,799)	25	3	0
U.S. Treasury Long-Term Bond March Futures	03/2026	22		(2,543)	13	5	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	25		(2,875)	6	5	0

					$57	$14	$(1)

Total Futures Contracts					$35	$22	$(58)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.432%	$100	$(5)	$3	$(2)	$0	$0

26	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$600	$(5)	$14	$9	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.807	200	24	(13)	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.226	500	11	(9)	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	250	0	4	4	0	0

						$30	$(4)	$26	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$24	$3	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	11	1	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	6	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(4)	2	(2)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	900	66	4	70	0	(1)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	5,100	388	9	397	0	(2)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	1,800	40	1	41	0	0

					$453	$57	$510	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	3,900	$(13)	$35	$22	$5	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,200	25	(28)	(3)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	47	51	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029		641,000	45	140	185	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		130,000	2	18	20	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	41	43	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		70,000	4	24	28	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		30,000	(7)	16	9	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	64	77	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		$1,200	15	18	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		1,000	9	8	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		2,300	(188)	199	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		170	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		100	(5)	7	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		500	0	13	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		2,400	(6)	(52)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		200	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		1,200	0	29	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		4,900	(13)	(90)	(103)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	2	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		200	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		900	(7)	(2)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		200	14	(9)	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028		400	0	(19)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		1,610	(67)	(53)	(120)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		4,900	(419)	578	159	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		2,110	2	13	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		200	(2)	4	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		100	0	(6)	(6)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.515%	Annual	11/30/2028	$110	$0	$(1)	$(1)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(35)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	(30)	(20)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	1	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(12)	(21)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	11	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	3	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	26	(35)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	15	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	27	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	10	(59)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(48)	72	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	44	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	31	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	15	6	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	416	0	2	2	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	1,646	1	1	2	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	343	246	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	25	60	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	730	(10)	1	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	16	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	650	(13)	4	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(50)	(4)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	260	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	3	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	219	393	5	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(51)	(100)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	32	(48)	(16)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(12)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	(4)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(11)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(19)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(44)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(21)	(22)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	1,923	(2)	(17)	(19)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(10)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(9)	(33)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	12	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	710	(15)	8	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,080	(18)	8	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	(37)	209	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(2)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	560	(6)	1	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	20	83	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	25	(6)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	25	35	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	0	(1)	0	0

28	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.650%	Annual	07/10/2033	$100	$0	$0	$0	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	21	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	100	0	(3)	(3)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.395%	Annual	10/17/2034		$100	$0	$(3)	$(3)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		1,000	(9)	12	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	61	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	61	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	18	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	575	306	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	62	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	59	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	297	208	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	175	131	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	385	202	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	164	202	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(46)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(399)	(406)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	43	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(13)	(14)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		100	2	1	3	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		204	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	49	9	58	2	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	500	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0

30	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.901%	Maturity	01/04/2027	BRL	300	$0	$(2)	$(2)	$0	$0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	(1)	(1)	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		2,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		3,100	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		1,200	0	(3)	(3)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	6	8	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		800	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		400	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		1,400	0	6	6	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(505)	(22)	0	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		2,200	23	(41)	(18)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	(3)	(6)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	(2)	(4)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	(8)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,800	39	(77)	(38)	0	(4)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,400	14	(31)	(17)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		5,920	26	(63)	(37)	0	(5)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(43)	(35)	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	2	2	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		200	0	(4)	(4)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	219	228	1	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		920	(6)	61	55	3	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	900	0	2	2	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,100	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		2,200	0	7	7	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(11)	(11)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(9)	(9)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(5)	(6)	0	0

							$(357)	$2,435	$2,078	$128	$(46)

Total Swap Agreements							$121	$2,491	$2,612	$128	$(49)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$22	$128	$150	$0	$(58)	$(49)	$(107)

(k)

Securities with an aggregate market value of $870 and cash of $2,439 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$112	JPY	17,365	$0	$(1)

BOA	01/2026	KRW	31,238		$22	0	0
	01/2026	PLN	183		50	0	(1)
	01/2026	THB	649		20	0	(1)
	01/2026	TWD	5,888		190	3	0
	01/2026		$106	PLN	388	2	0
	01/2026		11	TWD	350	0	0
	02/2026	ILS	172		$54	0	0
	03/2026	PEN	2,045		607	0	0
	04/2026	ZAR	332		19	0	(1)
	05/2026		391		23	0	(1)
	06/2026	PEN	211		62	0	0
	07/2026	BRL	400		69	0	(1)
	08/2026	ZAR	579		33	0	(1)

BPS	01/2026	AUD	452		294	0	(8)
	01/2026	CHF	23		29	0	0
	01/2026	CNH	1,305		185	0	(2)
	01/2026	IDR	253,283		15	0	0
	01/2026	ILS	435		134	0	(2)
	01/2026	INR	4,508		50	0	0
	01/2026	JPY	15,500		100	1	0
	01/2026	PLN	248		68	0	(1)
	01/2026	TWD	6,654		219	7	0
	01/2026		$222	CNH	1,557	1	0
	01/2026		187	INR	16,855	0	0
	01/2026		144	PLN	521	1	0
	01/2026		416	TWD	13,059	1	(1)
	01/2026		432	ZAR	7,228	4	0

32	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	ZAR	4,079		$244	$0	$(2)
	02/2026		$46	INR	4,187	0	0
	02/2026		84	PLN	301	0	(1)
	02/2026		129	TWD	4,044	0	0
	03/2026	TWD	1,219		$39	1	0
	05/2026		$15	KWD	5	0	0
	06/2026		11		3	0	0
	07/2026	BRL	4,000		$696	2	(6)
	07/2026		$7	KWD	2	0	0
	06/2027		5		2	0	0
	05/2029	KWD	23		$80	3	0
	07/2029		3		10	0	0
	05/2030		17		59	2	0
	08/2030		4		13	0	0

BRC	01/2026	EUR	32		37	0	(1)
	01/2026	ILS	64		20	0	0
	01/2026	JPY	34,000		220	2	0
	01/2026		$24	PLN	89	0	0
	01/2026		264	TRY	11,940	11	0
	01/2026		136	ZAR	2,300	2	0
	02/2026	ILS	79		$24	0	0
	02/2026	TRY	99		2	0	0
	02/2026		$231	TRY	10,521	5	0
	03/2026		176	MXN	3,251	4	0
	03/2026		160	TRY	7,335	2	0
	04/2026	ZAR	339		$19	0	(1)
	07/2026		492		28	0	(2)

BSH	01/2026		$306	JPY	47,668	0	(2)
	02/2026	PEN	171		$49	0	(2)
	07/2026	BRL	1,000		172	0	(3)

CBK	01/2026	NZD	103		59	0	0
	01/2026	PEN	398		114	0	(4)
	01/2026	TWD	20,146		664	22	0
	01/2026		$112	AUD	168	0	0
	01/2026		139	CNH	973	0	0
	01/2026		791	INR	70,679	1	(7)
	01/2026		65	PEN	219	0	0
	01/2026		20	PLN	72	0	0
	01/2026		0	THB	1	0	0
	01/2026		113	TWD	3,540	0	(1)
	02/2026	ILS	128		$40	0	0
	02/2026	PEN	220		60	0	(6)
	02/2026		$4	TWD	121	0	0
	03/2026	PEN	1,280		$374	0	(5)
	03/2026	TWD	1,325		43	0	0
	08/2026	PEN	301		83	0	(5)

DUB	01/2026	ILS	132		41	0	0
	01/2026	KRW	93,282		64	0	(1)
	01/2026	NZD	70		40	0	0
	01/2026		$72	ILS	231	0	0
	01/2026		237	INR	21,067	0	(3)
	01/2026		130	KRW	190,940	2	0
	01/2026		254	ZAR	4,278	4	0
	02/2026	ILS	231		$72	0	0
	02/2026	PEN	206		58	0	(3)
	02/2026		$5	TWD	164	0	0
	07/2026	ZAR	362		$20	0	(1)

FAR	01/2026	AUD	1,014		659	0	(18)
	01/2026	CHF	25		31	0	0
	01/2026	CNH	650		92	0	(1)
	01/2026	GBP	2,401		3,153	0	(83)
	01/2026	NZD	127		73	0	0
	01/2026		$38	ILS	123	0	0
	01/2026		497	MXN	9,223	14	0
	01/2026		182	PLN	663	3	0
	01/2026		244	ZAR	4,098	3	0
	01/2026	ZAR	1,586		$95	0	(1)
	02/2026	ILS	123		38	0	0

GLM	01/2026		60		19	0	0
	01/2026	NGN	2,934		2	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$52	CHF	41	$1	$0
	01/2026		100	CNH	707	1	0
	01/2026		4	NGN	5,868	0	0
	01/2026		146	PLN	532	3	0
	01/2026		15	THB	462	0	0
	01/2026		6	ZAR	107	0	0
	02/2026		77	MXN	1,433	2	0
	02/2026		36	TRY	1,642	1	0
	03/2026	BRL	63		$12	0	0
	03/2026		$2,095	BRL	11,607	0	(4)
	04/2026	BRL	4,300		$744	0	(25)
	04/2026		$175	MXN	3,226	3	0
	07/2026	BRL	3,900		$680	4	(5)
	08/2026	NGN	3,150		2	0	0
	08/2026	ZAR	510		29	0	(2)

JPM	01/2026	CNH	2,707		384	0	(4)
	01/2026	ILS	648		199	0	(5)
	01/2026	INR	3,536		40	0	0
	01/2026	KRW	41,603		29	0	0
	01/2026	NZD	138		80	1	0
	01/2026	PLN	440		120	0	(3)
	01/2026		$130	CNH	914	1	0
	01/2026		95	INR	8,428	0	(1)
	01/2026		36	NOK	371	1	0
	01/2026		132	PLN	488	4	0
	02/2026	TRY	729		$16	0	0
	02/2026		$29	KRW	41,549	0	0
	02/2026		210	MXN	3,896	5	0
	04/2026	BRL	3,600		$607	0	(36)
	04/2026		$82	MXN	1,516	1	0
	07/2026	BRL	1,000		$174	0	(1)
	11/2026	ZAR	766		44	0	(1)

MBC	01/2026	CAD	1,161		825	0	(21)
	01/2026	CHF	32		40	0	0
	01/2026	JPY	34,500		222	2	0
	01/2026	NZD	104		60	0	0
	01/2026	SGD	1,595		1,229	0	(12)
	01/2026		$61	EUR	52	0	0
	01/2026		17	INR	1,509	0	0
	01/2026		120	JPY	18,657	0	(1)
	01/2026		36	PLN	132	1	0
	01/2026		65	THB	2,108	2	0
	01/2026		17	TWD	539	0	0
	01/2026		152	ZAR	2,550	2	0
	02/2026		36	MXN	658	1	0
	03/2026		33		609	1	0
	04/2026		57		1,061	1	0
	05/2026	ZAR	196		$11	0	0

MYI	01/2026		$1	JPY	96	0	0
	01/2026		136	ZAR	2,284	2	0
	02/2026	ILS	290		$90	0	(1)

NGF	01/2026	KRW	152,916		104	0	(2)
	01/2026		$87	KRW	128,077	2	0
	01/2026		76	TRY	3,411	3	0
	02/2026		48		2,170	1	0
	03/2026		87		3,977	1	0

SCX	01/2026	CNH	1,297		$184	0	(2)
	01/2026	IDR	421,277		25	0	0
	01/2026	INR	907		10	0	0
	01/2026	JPY	27,600		177	1	0
	01/2026	TWD	2,126		70	2	0
	01/2026		$322	JPY	50,146	0	(2)
	11/2026	NGN	1,618		$1	0	0

SOG	01/2026	EUR	4,187		4,848	0	(75)
	01/2026		$884	JPY	138,325	0	(1)
	02/2026		36	MXN	658	1	0
	03/2026	MXN	32		$2	0	0
	03/2026	PEN	2		1	0	0

UAG	01/2026	CHF	112		$140	0	(2)

34	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	PLN	183		$50	$0	$(1)
	01/2026		$274	EUR	234	2	0
	01/2026		161	PLN	585	2	0
	01/2026		12	ZAR	203	1	0
	02/2026		32	MXN	588	1	0

Total Forward Foreign Currency Contracts						$160	$(387)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
CBK	Israel Government International Bonds	1.000%	Quarterly	06/20/2027	0.312%		$100	$(1)	$2	$1	$0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640		200	(2)	5	3	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	165	0	1	1	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	41	0	0	0	0

GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		100	(9)	9	0	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		100	(1)	0	0	(1)

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640		100	(1)	3	2	0

MYC	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362		100	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480		100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534		300	(3)	7	4	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		200	(9)	11	2	0

								$(28)	$42	$15	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	100	$23	$0	$23	$0

BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	1	24	0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	4,000	(86)	98	12	0

MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		5,700	(2)	32	30	0

							$(42)	$131	$89	$0

Total Swap Agreements							$(70)	$173	$104	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	5	0	23	28	(6)	0	0	(6)	22	0	22
BPS	23	0	24	47	(23)	0	0	(23)	24	0	24
BRC	26	0	0	26	(4)	0	0	(4)	22	0	22
BSH	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
CBK	23	0	4	27	(28)	0	0	(28)	(1)	0	(1)
DUB	6	0	1	7	(8)	0	0	(8)	(1)	0	(1)
FAR	20	0	0	20	(103)	0	0	(103)	(83)	0	(83)
GLM	15	0	0	15	(36)	0	0	(36)	(21)	21	0
GST	0	0	12	12	0	0	(1)	(1)	11	0	11
JPM	13	0	2	15	(51)	0	0	(51)	(36)	0	(36)
MBC	10	0	0	10	(34)	0	0	(34)	(24)	0	(24)
MYC	0	0	38	38	0	0	0	0	38	0	38
MYI	2	0	0	2	(1)	0	0	(1)	1	0	1
NGF	7	0	0	7	(2)	0	0	(2)	5	0	5
SCX	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
SOG	$1	$0	$0	$1	$(76)	$0	$0	$(76)	$(75)	$0	$(75)
UAG	6	0	0	6	(3)	0	0	(3)	3	0	3

Total Over the Counter	$160	$0	$104	$264	$(387)	$0	$(1)	$(388)

(n)

Securities with an aggregate market value of $21 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$12	$0	$0	$0	$10	$22
Swap Agreements	0	0	0	0	128	128

	$12	$0	$0	$0	$138	$150

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$160	$0	$160
Swap Agreements	0	104	0	0	0	104

	$0	$104	$0	$160	$0	$264

	$12	$104	$0	$160	$138	$414

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$4	$0	$0	$0	$54	$58
Swap Agreements	0	3	0	0	46	49

	$4	$3	$0	$0	$100	$107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$387	$0	$387
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$387	$0	$388

	$4	$4	$0	$387	$100	$495

36	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	707	707
Swap Agreements	0	335	0	0	462	797

	$0	$335	$0	$0	$1,176	$1,511

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(194)	$0	$(194)
Purchased Options	0	0	0	(15)	0	(15)
Written Options	0	0	0	0	25	25
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$(209)	$25	$(143)

	$0	$376	$0	$(209)	$1,201	$1,368

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$65	$0	$0	$0	$(629)	$(564)
Swap Agreements	0	(124)	0	0	(150)	(274)

	$65	$(124)	$0	$0	$(779)	$(838)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$230	$0	$230
Purchased Options	0	0	0	4	0	4
Swap Agreements	0	12	0	0	0	12

	$0	$12	$0	$234	$0	$246

	$65	$(112)	$0	$234	$(779)	$(592)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$10,942	$0	$10,942
Ireland	0	2,599	0	2,599
Italy	0	288	0	288
Jersey, Channel Islands	0	901	0	901
United States	0	26,304	0	26,304
Loan Participations and Assignments
France	0	76	0	76
Jersey, Channel Islands	0	0	190	190
Netherlands	0	2	1	3
United States	0	20	633	653
Common Stocks
Australia
Financials	0	154	0	154
Materials	0	557	0	557
Austria
Energy	0	176	0	176
Brazil
Consumer Staples	0	267	0	267
Energy	0	496	0	496
Financials	149	147	0	296
Materials	0	307	0	307
Canada
Consumer Discretionary	464	0	0	464
Energy	1,916	0	0	1,916
Materials	737	0	0	737
Chile
Financials	197	0	0	197
China
Communication Services	0	1,076	0	1,076

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Discretionary	$0	$948	$0	$948
Energy	0	379	0	379
Financials	0	1,550	0	1,550
Health Care	0	197	0	197
Industrials	0	152	0	152
Materials	0	464	0	464
Czech Republic
Utilities	0	181	0	181
Finland
Communication Services	0	137	0	137
Industrials	0	378	0	378
France
Consumer Discretionary	0	500	0	500
Consumer Staples	0	210	0	210
Energy	0	173	0	173
Health Care	0	299	0	299
Industrials	0	2,044	24	2,068
Germany
Consumer Discretionary	0	189	0	189
Financials	0	161	0	161
Industrials	0	223	0	223
Greece
Financials	0	511	0	511
Hong Kong
Consumer Staples	0	200	0	200
Real Estate	0	254	0	254
Utilities	0	313	0	313
Indonesia
Communication Services	0	233	0	233
Financials	0	582	0	582
Industrials	0	173	0	173

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Ireland
Financials	$0	$514	$0	$514
Industrials	0	634	0	634
Israel
Financials	0	1,580	0	1,580
Italy
Energy	0	205	0	205
Financials	0	2,318	0	2,318
Utilities	0	1,214	0	1,214
Japan
Consumer Discretionary	0	1,699	0	1,699
Energy	0	374	0	374
Financials	0	1,662	0	1,662
Health Care	0	145	0	145
Industrials	0	1,844	0	1,844
Information Technology	0	744	0	744
Real Estate	0	125	0	125
Utilities	0	264	0	264
Luxembourg
Communication Services	0	0	45	45
Energy	0	157	0	157
Industrials	0	0	50	50
Malaysia
Utilities	0	182	0	182
Mexico
Materials	655	0	0	655
Netherlands
Consumer Staples	0	496	0	496
Norway
Energy	0	579	0	579
Peru
Financials	435	0	0	435
Poland
Energy	0	348	0	348
Financials	0	933	0	933
Portugal
Utilities	0	325	0	325
South Africa
Financials	157	1,360	0	1,517
Materials	0	659	0	659
South Korea
Consumer Discretionary	0	623	0	623
Consumer Staples	201	0	0	201
Industrials	0	261	0	261
Spain
Consumer Discretionary	0	765	0	765
Energy	0	475	0	475
Financials	0	1,921	0	1,921
Industrials	0	385	0	385
Utilities	241	0	0	241
Sweden
Consumer Discretionary	0	180	0	180
Financials	0	169	0	169
Industrials	0	404	0	404
Information Technology	0	615	0	615
Switzerland
Consumer Staples	0	180	0	180
Financials	0	1,778	0	1,778
Health Care	0	4,654	0	4,654
Materials	0	585	0	585
Taiwan
Information Technology	0	2,582	0	2,582
United Kingdom
Communication Services	0	192	0	192
Consumer Discretionary	0	160	0	160
Consumer Staples	0	3,519	0	3,519
Energy	0	516	0	516
Financials	0	241	0	241
Industrials	0	379	0	379
Materials	0	228	0	228
Utilities	0	316	0	316

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
United States
Communication Services	$4,394	$0	$20	$4,414
Consumer Discretionary	2,080	0	0	2,080
Consumer Staples	7,508	0	0	7,508
Energy	4,363	0	0	4,363
Financials	4,585	0	0	4,585
Health Care	12,861	0	188	13,049
Industrials	3,001	0	1	3,002
Information Technology	7,737	0	0	7,737
Materials	429	0	0	429
Utilities	519	0	0	519
Corporate Bonds & Notes
France
Banking & Finance	0	265	0	265
Industrials	0	366	0	366
Ireland
Industrials	0	283	0	283
Italy
Banking & Finance	0	229	0	229
Japan
Industrials	0	819	0	819
Luxembourg
Utilities	0	27	0	27
Netherlands
Utilities	0	249	0	249
Saudi Arabia
Industrials	0	203	0	203
Spain
Banking & Finance	0	427	0	427
United Kingdom
Banking & Finance	0	407	0	407
Industrials	0	339	0	339
United States
Banking & Finance	0	1,408	0	1,408
Industrials	0	5,480	0	5,480
Utilities	0	1,206	0	1,206
Venezuela
Industrials	0	77	0	77
Non-Agency Mortgage-Backed Securities
Ireland	0	2,040	0	2,040
United Kingdom	0	3,111	0	3,111
United States	0	18,613	0	18,613
Master Limited Partnerships
United States
Energy	155	0	0	155
Municipal Bonds & Notes
Illinois	0	16	0	16
Preferred Stocks
Brazil
Utilities	0	583	0	583
South Korea
Industrials	0	1,102	0	1,102
United Kingdom
Banking & Finance	67	0	0	67
Real Estate Investment Trusts
France
Real Estate	0	181	0	181
Hong Kong
Real Estate	0	248	0	248
United States
Real Estate	10,077	0	0	10,077
Sovereign Issues
Argentina	0	824	0	824
Brazil	0	3,155	0	3,155
Colombia	0	282	0	282
Egypt	0	239	0	239
Japan	0	526	0	526
Luxembourg	0	510	0	510
Mexico	0	574	0	574
Peru	0	1,294	0	1,294
Romania	0	241	0	241

38	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
South Africa	$0	$741	$0	$741
Turkey	0	355	0	355
Venezuela	0	50	0	50
U.S. Government Agencies
United States	0	66,457	0	66,457
U.S. Treasury Obligations
United States	0	20,986	0	20,986
Short-Term Instruments
Mutual Funds	0	692	0	692
Nigeria Treasury Bills	0	276	0	276
South Africa Treasury Bills	0	239	0	239

	$62,928	$229,372	$1,152	$293,452

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,651	$0	$0	$4,651

Total Investments	$67,579	$229,372	$1,152	$298,103

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$12	$138	$0	$150
Over the counter	0	263	1	264

	$12	$401	$1	$414

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(102)	0	(107)
Over the counter	0	(388)	0	(388)

	$(5)	$(490)	$0	$(495)

Total Financial Derivative Instruments	$7	$(89)	$1	$(81)

Totals	$67,586	$229,283	$1,153	$298,022

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO RAE Emerging Markets Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

COMMON STOCKS 89.8%

BRAZIL 10.8%

COMMUNICATION SERVICES 0.7%

Telefonica Brasil SA	2,527,060	$15,130

TIM SA	821,800	3,189

		18,319

CONSUMER DISCRETIONARY 0.9%

Vibra Energia SA	4,728,381	21,825

CONSUMER STAPLES 2.3%

Ambev SA	8,915,200	22,441

JBS NV (a)	2,474,728	35,736

		58,177

FINANCIALS 1.7%

B3 SA - Brasil Bolsa Balcao	4,435,800	11,293

Banco do Brasil SA	5,930,280	23,670

Banco Santander Brasil SA	1,453,000	8,953

		43,916

MATERIALS 5.0%

Cia Siderurgica Nacional SA (a)	4,902,500	7,934

CSN Mineracao SA	976,400	968

Vale SA	9,012,500	117,677

		126,579

UTILITIES 0.2%

CPFL Energia SA	304,700	2,961

Neoenergia SA	123,600	729

		3,690

Total Brazil		272,506

CHILE 1.3%

CONSUMER STAPLES 0.5%

Cencosud SA	3,745,711	12,026

Cia Cervecerias Unidas SA	188,534	1,227

		13,253

FINANCIALS 0.6%

Banco de Chile	53,684,900	10,370

Banco Santander Chile	47,656,972	3,761

		14,131

UTILITIES 0.2%

Colbun SA	11,863,415	1,897

Enel Chile SA	40,705,467	3,343

		5,240

Total Chile		32,624

CHINA 26.9%

COMMUNICATION SERVICES 1.4%

Baidu, Inc. Class A (a)(e)	662,450	10,894

China Tower Corp. Ltd. Class H	2,124,800	3,159

	SHARES	MARKET VALUE (000S)

China United Network Communications Ltd. Class A	19,606,200	$14,347

iQIYI, Inc. ADR (a)(c)	3,324,306	6,383

		34,783

CONSUMER DISCRETIONARY 3.4%

BAIC Motor Corp. Ltd. Class H (a)	16,813,500	4,173

China Yongda Automobiles Services Holdings Ltd.	1,307,500	295

Dongfeng Motor Group Co. Ltd. Class H (a)	18,994,000	21,566

Huayu Automotive Systems Co. Ltd. Class A	1,682,637	4,815

JD.com, Inc. Class A	197,500	2,840

Ningbo Joyson Electronic Corp. Class A	456,400	2,049

SAIC Motor Corp. Ltd. Class A	1,023,000	2,230

Topsports International Holdings Ltd.	12,368,000	4,632

Vipshop Holdings Ltd. ADR	2,341,529	41,422

Zhongsheng Group Holdings Ltd.	986,000	1,476

		85,498

CONSUMER STAPLES 0.5%

Hengan International Group Co. Ltd.	469,500	1,687

Sun Art Retail Group Ltd.	879,500	195

Tingyi Cayman Islands Holding Corp.	5,010,000	7,596

Uni-President China Holdings Ltd.	2,141,000	2,237

		11,715

ENERGY 7.3%

China Petroleum & Chemical Corp. Class H	192,028,400	115,343

Guanghui Energy Co. Ltd. Class A	1,944,300	1,368

PetroChina Co. Ltd. Class H	61,110,000	65,870

Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,030,100	1,740

		184,321

FINANCIALS 6.6%

Bank of China Ltd. Class H	7,516,000	4,309

Bank of Guiyang Co. Ltd. Class A	2,289,100	1,923

Bank of Zhengzhou Co. Ltd. Class H	10,822,000	1,599

China Cinda Asset Management Co. Ltd. Class H	13,407,000	2,208

China Minsheng Banking Corp. Ltd. Class H	35,335,000	17,864

China Reinsurance Group Corp. Class H	5,665,000	1,223

Huaxia Bank Co. Ltd. Class A	1,602,000	1,575

Industrial Bank Co. Ltd. Class A	1,059,000	3,192

Lufax Holding Ltd. ADR (a)	1,033,618	2,646

Minmetals Capital Co. Ltd. Class A	1,112,000	884

PICC Property & Casualty Co. Ltd. Class H	15,502,000	32,592

	SHARES	MARKET VALUE (000S)

Ping An Bank Co. Ltd. Class A	2,531,800	$4,134

Ping An Insurance Group Co. of China Ltd. Class H	9,517,000	79,940

Shanghai Pudong Development Bank Co. Ltd. Class A	6,481,600	11,542

		165,631

HEALTH CARE 0.7%

China Resources Pharmaceutical Group Ltd.	4,198,000	2,403

Sinopharm Group Co. Ltd. Class H	5,783,600	14,462

		16,865

INDUSTRIALS 2.7%

Bohai Leasing Co. Ltd. Class A (a)	1,591,200	923

China Communications Services Corp. Ltd. Class H	10,682,000	6,157

China International Marine Containers Group Co. Ltd. Class H	338,400	406

China Lesso Group Holdings Ltd.	4,001,000	2,386

CITIC Ltd.	15,680,000	24,369

COSCO SHIPPING Holdings Co. Ltd. Class H	9,367,500	16,539

Fosun International Ltd.	1,455,000	820

Shanghai Construction Group Co. Ltd. Class A	11,572,100	4,388

Shanxi Coal International Energy Group Co. Ltd. Class A	1,385,600	2,001

Sinopec Engineering Group Co. Ltd. Class H	1,333,000	1,312

Sinotruk Hong Kong Ltd.	660,000	2,342

Xiamen ITG Group Corp. Ltd. Class A	3,556,500	3,659

Xinte Energy Co. Ltd. Class H	720,000	682

YUNDA Holding Group Co. Ltd. Class A	1,136,000	1,096

		67,080

INFORMATION TECHNOLOGY 2.1%

AAC Technologies Holdings, Inc.	1,292,500	6,479

Avary Holding Shenzhen Co. Ltd. Class A	184,800	1,333

BOE Technology Group Co. Ltd. Class A	7,629,800	4,598

Lenovo Group Ltd.	31,048,000	36,922

Lingyi iTech Guangdong Co. Class A	597,200	1,327

Tongwei Co. Ltd. Class A (a)	253,900	746

Wingtech Technology Co. Ltd. Class A (a)	477,500	2,547

		53,952

MATERIALS 1.8%

Angang Steel Co. Ltd. Class H (a)	4,118,000	1,002

Anhui Conch Cement Co. Ltd. Class H	6,189,000	17,573

Baoshan Iron & Steel Co. Ltd. Class A	6,884,700	7,342

BBMG Corp. Class H	2,153,000	202

40	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

China National Building Material Co. Ltd. Class H	17,608,000	$11,594

Hengyi Petrochemical Co. Ltd. Class A	253,700	391

Luxi Chemical Group Co. Ltd. Class A	1,138,800	2,700

Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,696,000	1,531

Yunnan Copper Co. Ltd. Class A (a)	1,137,200	3,336

		45,671

REAL ESTATE 0.3%

Gemdale Corp. Class A (a)	6,663,839	2,918

Seazen Group Ltd. (a)	16,490,000	4,354

Seazen Holdings Co. Ltd. Class A (a)	864,600	1,726

		8,998

UTILITIES 0.1%

ENN Energy Holdings Ltd.	280,800	2,498

Total China		677,012

GREECE 1.0%

COMMUNICATION SERVICES 0.3%

Hellenic Telecommunications Organization SA	405,684	8,038

CONSUMER DISCRETIONARY 0.0%

Jumbo SA	27,613	905

ENERGY 0.2%

HELLENiQ ENERGY Holdings SA	205,724	2,019

Motor Oil Hellas Corinth Refineries SA	71,917	2,653

		4,672

INDUSTRIALS 0.5%

Star Bulk Carriers Corp.	631,006	12,128

Total Greece		25,743

HONG KONG 5.8%

CONSUMER DISCRETIONARY 3.7%

Alibaba Group Holding Ltd.	5,141,500	94,403

FINANCIALS 0.3%

China Taiping Insurance Holdings Co. Ltd.	2,509,800	6,044

Far East Horizon Ltd.	1,823,000	1,883

		7,927

INDUSTRIALS 0.9%

China Everbright Environment Group Ltd.	11,664,000	7,219

Orient Overseas International Ltd.	552,000	8,900

Shanghai Industrial Holdings Ltd.	1,041,000	1,926

Shenzhen International Holdings Ltd.	3,654,000	4,061

		22,106

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	5,252,000	$1,047

UTILITIES 0.9%

Beijing Enterprises Holdings Ltd.	369,000	1,510

Beijing Enterprises Water Group Ltd.	2,888,000	913

Guangdong Investment Ltd.	4,226,000	3,687

Kunlun Energy Co. Ltd.	16,602,000	15,870

		21,980

Total Hong Kong		147,463

INDIA 6.7%

COMMUNICATION SERVICES 0.2%

Indus Towers Ltd. (a)	619,742	2,890

Zee Entertainment Enterprises Ltd.	2,774,378	2,777

		5,667

CONSUMER DISCRETIONARY 0.1%

Apollo Tyres Ltd.	75,431	420

Rajesh Exports Ltd. (a)	659,874	1,349

		1,769

ENERGY 2.4%

Bharat Petroleum Corp. Ltd.	1,789,064	7,653

Chennai Petroleum Corp. Ltd.	90,276	840

Hindustan Petroleum Corp. Ltd.	1,595,267	8,868

Indian Oil Corp. Ltd.	12,986,595	24,076

Oil & Natural Gas Corp. Ltd.	4,579,443	12,254

Oil India Ltd.	395,420	1,868

Petronet LNG Ltd.	1,262,246	3,990

		59,549

FINANCIALS 1.0%

Bandhan Bank Ltd.	1,731,635	2,812

Power Finance Corp. Ltd.	2,772,475	10,977

Sammaan Capital Ltd. (a)	6,892,143	11,172

		24,961

MATERIALS 2.9%

Chambal Fertilisers & Chemicals Ltd.	490,464	2,634

Gujarat State Fertilizers & Chemicals Ltd.	614,247	1,249

Jindal Saw Ltd.	520,795	974

Jindal Steel Ltd.	135,241	1,586

National Aluminium Co. Ltd.	7,225,285	25,252

Vedanta Ltd.	6,117,833	41,163

		72,858

UTILITIES 0.1%

GAIL India Ltd.	763,996	1,466

PTC India Ltd.	1,402,456	2,520

		3,986

Total India		168,790

	SHARES	MARKET VALUE (000S)
INDONESIA 2.6%

COMMUNICATION SERVICES 0.7%

Telkom Indonesia Persero Tbk. PT	79,970,900	$16,733

CONSUMER STAPLES 0.1%

Gudang Garam Tbk. PT	889,600	747

Hanjaya Mandala Sampoerna Tbk. PT	24,474,900	1,064

Indofood Sukses Makmur Tbk. PT	2,383,300	966

Unilever Indonesia Tbk. PT	8,131,200	1,268

		4,045

ENERGY 0.8%

Alamtri Resources Indonesia Tbk. PT	55,271,700	5,990

Bukit Asam Tbk. PT	10,997,100	1,521

Indo Tambangraya Megah Tbk. PT	3,646,000	4,779

United Tractors Tbk. PT	3,925,300	6,940

		19,230

FINANCIALS 0.5%

Bank Negara Indonesia Persero Tbk. PT	13,747,100	3,592

Bank Rakyat Indonesia Persero Tbk. PT	42,186,000	9,239

		12,831

HEALTH CARE 0.0%

Kalbe Farma Tbk. PT	5,385,600	388

INDUSTRIALS 0.2%

Astra International Tbk. PT	15,836,500	6,356

MATERIALS 0.1%

Indocement Tunggal Prakarsa Tbk. PT	2,820,900	1,262

UTILITIES 0.2%

Perusahaan Gas Negara Tbk. PT	45,563,100	5,206

Total Indonesia		66,051

KUWAIT 0.0%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	192,736	325

CONSUMER DISCRETIONARY 0.0%

Humansoft Holding Co. KSC	57,865	494

Total Kuwait		819

MALAYSIA 0.3%

CONSUMER DISCRETIONARY 0.1%

Genting Bhd.	2,066,200	1,537

Petronas Dagangan Bhd.	83,200	409

		1,946

FINANCIALS 0.0%

Alliance Bank Malaysia Bhd.	483,400	601

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.2%

Hartalega Holdings Bhd.	2,293,500	$559

Kossan Rubber Industries Bhd.	2,345,000	629

Supermax Corp. Bhd. (a)	6,371,080	525

Top Glove Corp. Bhd.	23,179,000	3,682

		5,395

Total Malaysia		7,942

MEXICO 2.0%

COMMUNICATION SERVICES 1.3%

America Movil SAB de CV Class B	28,298,600	29,277

Grupo Televisa SAB	4,185,000	2,438

		31,715

CONSUMER DISCRETIONARY 0.0%

Nemak SAB de CV (a)	3,123,100	626

CONSUMER STAPLES 0.5%

Arca Continental SAB de CV	267,400	2,894

Sigma Foods SAB de CV	11,334,207	9,907

		12,801

FINANCIALS 0.1%

Grupo Financiero Inbursa SAB de CV Class O	717,459	1,736

MATERIALS 0.1%

Alpek SAB de CV (a)	1,105,306	568

Orbia Advance Corp. SAB de CV	2,887,400	2,501

		3,069

Total Mexico		49,947

PHILIPPINES 0.1%

COMMUNICATION SERVICES 0.0%

PLDT, Inc.	51,265	1,098

ENERGY 0.0%

Semirara Mining & Power Corp.	2,317,200	1,113

INDUSTRIALS 0.1%

DMCI Holdings, Inc.	7,951,200	1,424

Total Philippines		3,635

POLAND 1.5%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA	687,366	2,330

ENERGY 0.8%

ORLEN SA	724,929	19,353

FINANCIALS 0.3%

Powszechny Zaklad Ubezpieczen SA	468,677	8,675

INFORMATION TECHNOLOGY 0.1%

Asseco Poland SA	24,824	1,573

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Jastrzebska Spolka Weglowa SA (a)	38,328	$249

UTILITIES 0.2%

PGE Polska Grupa Energetyczna SA (a)	1,228,392	3,002

Tauron Polska Energia SA (a)	692,835	1,664

		4,666

Total Poland		36,846

QATAR 0.2%

COMMUNICATION SERVICES 0.1%

Ooredoo QPSC	513,756	1,837

FINANCIALS 0.1%

Commercial Bank PSQC	822,802	949

Qatar National Bank QPSC	370,045	1,897

		2,846

Total Qatar		4,683

RUSSIA 0.0%

COMMUNICATION SERVICES 0.0%

Mobile TeleSystems PJSC «(a)(c)	290,070	0

Rostelecom PJSC «(a)(c)	341,490	0

Sistema AFK PAO «(a)	1,963,160	0

		0

ENERGY 0.0%

Gazprom PJSC «(a)	3,725,600	0

LUKOIL PJSC «(a)	254,140	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «(a)	4,916,745	0

VTB Bank PJSC «(a)	4,772,724	0

		0

MATERIALS 0.0%

Alrosa PJSC «(a)	2,122,120	0

GMK Norilskiy Nickel PAO «(a)	379,700	0

Magnitogorsk Iron & Steel Works PJSC «(a)	6,974,129	0

Novolipetsk Steel PJSC «(a)	3,113,725	0

Severstal PAO «(a)	339,609	0

		0

UTILITIES 0.0%

Federal Grid Co-Rosseti PJSC «(a)	591,291,707	1

Inter RAO UES PJSC «(a)	15,264,000	0

Unipro PAO «(a)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.1%

ENERGY 0.0%

Saudi Arabian Oil Co.	102,023	648

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.0%

Banque Saudi Fransi	87,397	$392

MATERIALS 0.0%

Yanbu National Petrochemical Co.	98,739	723

REAL ESTATE 0.0%

Arabian Centres Co.	57,061	287

UTILITIES 0.1%

Saudi Electricity Co.	210,811	790

Total Saudi Arabia		2,840

SOUTH AFRICA 6.7%

COMMUNICATION SERVICES 0.3%

MTN Group Ltd.	241,461	2,472

Telkom SA SOC Ltd.	1,684,650	6,003

		8,475

CONSUMER DISCRETIONARY 0.1%

Motus Holdings Ltd.	465,628	3,429

CONSUMER STAPLES 0.2%

SPAR Group Ltd. (a)	64,087	370

Tiger Brands Ltd.	162,523	3,594

		3,964

ENERGY 0.1%

Exxaro Resources Ltd.	117,553	1,271

Thungela Resources Ltd.	285,717	1,656

		2,927

FINANCIALS 1.6%

Absa Group Ltd.	169,598	2,451

Momentum Group Ltd.	1,320,566	3,049

Nedbank Group Ltd.	981,088	15,775

Old Mutual Ltd.	9,000,602	8,098

Standard Bank Group Ltd.	541,881	9,505

		38,878

HEALTH CARE 0.1%

Life Healthcare Group Holdings Ltd.	2,687,216	1,848

MATERIALS 4.3%

Impala Platinum Holdings Ltd.	1,291,718	20,299

Sappi Ltd. (c)	495,151	734

Sasol Ltd.	441,726	2,818

Sibanye Stillwater Ltd.	10,029,503	36,566

Valterra Platinum Ltd.	574,643	48,666

		109,083

Total South Africa		168,604

SOUTH KOREA 10.2%

COMMUNICATION SERVICES 1.8%

KT Corp.	543,215	19,819

LG Uplus Corp.	916,709	9,367

SK Telecom Co. Ltd.	402,346	14,939

		44,125

42	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 1.1%

Hankook Tire & Technology Co. Ltd.	122,201	$4,952

Hyundai Mobis Co. Ltd.	48,277	12,527

Kia Corp.	22,473	1,905

LG Electronics, Inc.	80,172	5,116

Lotte Shopping Co. Ltd.	66,811	3,364

		27,864

CONSUMER STAPLES 0.7%

E-MART, Inc.	32,651	1,841

KT&G Corp.	109,676	10,819

LG H&H Co. Ltd.	32,150	5,764

		18,424

FINANCIALS 1.5%

BNK Financial Group, Inc.	547,897	6,029

DB Insurance Co. Ltd.	112,881	10,250

Hanwha Life Insurance Co. Ltd. (a)	1,559,407	3,521

Hyundai Marine & Fire Insurance Co. Ltd.	311,105	6,644

Samsung Card Co. Ltd.	87,307	3,388

Samsung Fire & Marine Insurance Co. Ltd.	11,865	4,094

Shinhan Financial Group Co. Ltd.	49,898	2,657

Woori Financial Group, Inc.	85,441	1,658

		38,241

INDUSTRIALS 3.8%

CJ Corp.	146,566	17,515

CJ Logistics Corp.	22,352	1,466

Daewoo Engineering & Construction Co. Ltd. (a)	971,621	2,581

DL E&C Co. Ltd.	153,639	4,389

Doosan Bobcat, Inc.	63,158	2,526

GS Engineering & Construction Corp.	156,597	2,138

GS Holdings Corp.	137,762	5,383

Hanwha Corp.	161,501	9,144

Hyundai Engineering & Construction Co. Ltd.	362,409	17,662

Hyundai Glovis Co. Ltd.	135,324	16,986

LX International Corp.	196,764	4,439

SK, Inc.	69,448	12,393

		96,622

INFORMATION TECHNOLOGY 0.5%

LG Display Co. Ltd. (a)	715,377	5,878

Samsung Electronics Co. Ltd.	71,470	5,990

		11,868

MATERIALS 0.3%

Hyundai Steel Co.	252,567	5,440

Kumho Petrochemical Co. Ltd.	12,850	1,076

		6,516

UTILITIES 0.5%

Korea Electric Power Corp.	366,442	12,026

Korea Gas Corp.	54,053	1,473

		13,499

Total South Korea		257,159

	SHARES	MARKET VALUE (000S)
TAIWAN 6.0%

CONSUMER DISCRETIONARY 0.2%

China Motor Corp.	771,000	$1,436

Pou Chen Corp.	4,210,000	4,030

		5,466

INDUSTRIALS 4.4%

Evergreen Marine Corp. Taiwan Ltd.	12,461,000	75,170

Yang Ming Marine Transport Corp.	19,403,000	34,309

		109,479

INFORMATION TECHNOLOGY 1.4%

Catcher Technology Co. Ltd.	382,000	2,524

Compal Electronics, Inc.	7,264,000	7,017

FLEXium Interconnect, Inc. (a)	1,145,000	2,146

General Interface Solution GIS Holding Ltd. (a)	590,871	803

MediaTek, Inc.	20,000	908

Nan Ya Printed Circuit Board Corp.	339,000	2,599

Pegatron Corp.	6,523,000	14,229

Primax Electronics Ltd.	710,000	1,731

Radiant Opto-Electronics Corp.	520,000	2,049

TPK Holding Co. Ltd.	557,000	715

		34,721

REAL ESTATE 0.0%

Farglory Land Development Co. Ltd.	303,000	736

Total Taiwan		150,402

THAILAND 6.7%

CONSUMER DISCRETIONARY 0.1%

Sri Trang Agro-Industry PCL	5,879,000	2,272

ENERGY 1.5%

IRPC PCL	34,918,800	1,094

PTT PCL	34,740,000	35,277

Star Petroleum Refining PCL	12,213,300	2,281

		38,652

FINANCIALS 4.4%

Kasikornbank PCL	6,411,200	39,543

Kiatnakin Phatra Bank PCL	654,700	1,411

Krung Thai Bank PCL	15,365,400	13,768

SCB X PCL	7,833,400	34,524

Thai Life Insurance PCL	4,903,800	1,545

Thanachart Capital PCL	7,190,404	13,283

Tisco Financial Group PCL	1,807,200	6,339

		110,413

HEALTH CARE 0.0%

Sri Trang Gloves Thailand PCL	2,263,700	660

INDUSTRIALS 0.1%

Regional Container Lines PCL	2,542,400	2,199

	SHARES	MARKET VALUE (000S)
MATERIALS 0.5%

Indorama Ventures PCL	5,439,200	$2,772

PTT Global Chemical PCL	12,552,300	8,342

		11,114

REAL ESTATE 0.1%

3BB Internet Infrastructure Fund Class F	3,228,800	645

Land & Houses PCL	7,599,500	911

Supalai PCL	3,060,200	1,651

		3,207

Total Thailand		168,517

TURKEY 0.3%

FINANCIALS 0.3%

Is Yatirim Menkul Degerler AS	7,308,068	6,737

Total Turkey		6,737

UNITED ARAB EMIRATES 0.6%

FINANCIALS 0.2%

Dubai Islamic Bank PJSC	2,014,915	5,084

REAL ESTATE 0.4%

Emaar Properties PJSC	2,411,444	9,204

Total United Arab Emirates		14,288

Total Common Stocks (Cost $1,896,121)		2,262,609

PREFERRED STOCKS 8.9%

BRAZIL 8.7%

BANKING & FINANCE 1.8%

Banco Bradesco SA	13,663,700	44,733

INDUSTRIALS 2.0%

Gerdau SA	9,527,100	35,162

Metalurgica Gerdau SA	7,535,678	12,304

Usinas Siderurgicas de Minas Gerais SA Usiminas	2,569,300	2,776

		50,242

UTILITIES 4.9%

Cia Energetica de Minas Gerais	6,414,770	12,995

Petroleo Brasileiro SA - Petrobras	19,769,900	110,977

		123,972

Total Brazil		218,947

CHILE 0.2%

INDUSTRIALS 0.2%

Embotelladora Andina SA	917,087	4,296

Total Chile		4,296

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	31,237	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Transneft PJSC «	81,000	$0

		0

Total Russia		0

Total Preferred Stocks (Cost $227,421)		223,243

REAL ESTATE INVESTMENT TRUSTS 0.4%

MEXICO 0.1%

REAL ESTATE 0.1%

Fibra Uno Administracion SA de CV	2,325,300	3,485

Total Mexico		3,485

SOUTH AFRICA 0.3%

REAL ESTATE 0.3%

Growthpoint Properties Ltd.	5,827,550	6,039

	SHARES	MARKET VALUE (000S)

Redefine Properties Ltd.	3,894,988	$1,412

		7,451

Total South Africa		7,451

Total Real Estate Investment Trusts (Cost $7,808)		10,936

Total Investments in Securities (Cost $2,131,350)		2,496,788

INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

PIMCO Government Money Market Fund
3.870% (b)(c)(d)	4,772,116	$4,772

Total Mutual Funds (Cost $4,772)		4,772

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	2,068	$20

Total Short-Term Instruments (Cost $4,792)		4,792

Total Investments in Affiliates (Cost $4,792)		4,792

Total Investments 99.3% (Cost $2,136,142)		$2,501,580

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		(1)

Other Assets and Liabilities, net 0.7%		16,684

Net Assets 100.0%		$2,518,263

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $4,110 were out on loan in exchange for $4,320 of cash collateral as of December 31, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Baidu, Inc. Class A	11/24/2025	$9,528	$10,894	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
GSC	$0	$0	$0	$1,950	$1,950	$(1,990)	$(40)
MBC	0	0	0	747	747	(787)	(40)
UBS	0	0	0	1,413	1,413	(1,543)	(130)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$4,110

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	4,320	0	0	0	4,320

Total Borrowings	$4,320	$0	$0	$0	$4,320

Payable for securities on loan - cash collateral					$4,320

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

44	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
SSB	01/2026	THB	24,602	$779	$0	$(1)

Total Forward Foreign Currency Contracts					$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
SSB	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$250	$0	$0	$250

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14)	$0	$(14)

	$0	$0	$250	$(14)	$0	$236

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$0	$18,319	$0	$18,319
Consumer Discretionary	0	21,825	0	21,825
Consumer Staples	35,736	22,441	0	58,177
Financials	0	43,916	0	43,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Materials	$0	$126,579	$0	$126,579
Utilities	0	3,690	0	3,690
Chile
Consumer Staples	1,227	12,026	0	13,253
Financials	14,131	0	0	14,131
Utilities	5,240	0	0	5,240

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
China
Communication Services	$6,383	$28,400	$0	$34,783
Consumer Discretionary	41,422	44,076	0	85,498
Consumer Staples	2,237	9,478	0	11,715
Energy	1,740	182,581	0	184,321
Financials	4,245	161,386	0	165,631
Health Care	0	16,865	0	16,865
Industrials	9,359	57,721	0	67,080
Information Technology	0	53,952	0	53,952
Materials	0	45,671	0	45,671
Real Estate	0	8,998	0	8,998
Utilities	0	2,498	0	2,498
Greece
Communication Services	8,038	0	0	8,038
Consumer Discretionary	905	0	0	905
Energy	0	4,672	0	4,672
Industrials	12,128	0	0	12,128
Hong Kong
Consumer Discretionary	0	94,403	0	94,403
Financials	0	7,927	0	7,927
Industrials	4,061	18,045	0	22,106
Materials	0	1,047	0	1,047
Utilities	0	21,980	0	21,980
India
Communication Services	0	5,667	0	5,667
Consumer Discretionary	0	1,769	0	1,769
Energy	0	59,549	0	59,549
Financials	0	24,961	0	24,961
Materials	0	72,858	0	72,858
Utilities	0	3,986	0	3,986
Indonesia
Communication Services	0	16,733	0	16,733
Consumer Staples	2,015	2,030	0	4,045
Energy	0	19,230	0	19,230
Financials	0	12,831	0	12,831
Health Care	0	388	0	388
Industrials	0	6,356	0	6,356
Materials	0	1,262	0	1,262
Utilities	0	5,206	0	5,206
Kuwait
Communication Services	325	0	0	325
Consumer Discretionary	494	0	0	494
Malaysia
Consumer Discretionary	0	1,946	0	1,946
Financials	0	601	0	601
Health Care	0	5,395	0	5,395
Mexico
Communication Services	31,715	0	0	31,715
Consumer Discretionary	626	0	0	626
Consumer Staples	12,801	0	0	12,801
Financials	1,736	0	0	1,736
Materials	3,069	0	0	3,069
Philippines
Communication Services	0	1,098	0	1,098
Energy	1,113	0	0	1,113
Industrials	1,424	0	0	1,424
Poland
Communication Services	0	2,330	0	2,330
Energy	0	19,353	0	19,353
Financials	0	8,675	0	8,675
Information Technology	0	1,573	0	1,573
Materials	0	249	0	249
Utilities	0	4,666	0	4,666
Qatar
Communication Services	0	1,837	0	1,837
Financials	2,846	0	0	2,846
Russia
Utilities	0	0	1	1
Saudi Arabia
Energy	0	648	0	648
Financials	0	392	0	392
Materials	0	723	0	723

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate	$0	$287	$0	$287
Utilities	0	790	0	790
South Africa
Communication Services	6,003	2,472	0	8,475
Consumer Discretionary	3,429	0	0	3,429
Consumer Staples	370	3,594	0	3,964
Energy	2,927	0	0	2,927
Financials	26,922	11,956	0	38,878
Health Care	1,848	0	0	1,848
Materials	734	108,349	0	109,083
South Korea
Communication Services	9,367	34,758	0	44,125
Consumer Discretionary	0	27,864	0	27,864
Consumer Staples	10,819	7,605	0	18,424
Financials	7,482	30,759	0	38,241
Industrials	0	96,622	0	96,622
Information Technology	0	11,868	0	11,868
Materials	0	6,516	0	6,516
Utilities	0	13,499	0	13,499
Taiwan
Consumer Discretionary	0	5,466	0	5,466
Industrials	0	109,479	0	109,479
Information Technology	0	34,721	0	34,721
Real Estate	0	736	0	736
Thailand
Consumer Discretionary	0	2,272	0	2,272
Energy	0	38,652	0	38,652
Financials	0	110,413	0	110,413
Health Care	0	660	0	660
Industrials	2,199	0	0	2,199
Materials	0	11,114	0	11,114
Real Estate	1,651	1,556	0	3,207
Turkey
Financials	0	6,737	0	6,737
United Arab Emirates
Financials	0	5,084	0	5,084
Real Estate	0	9,204	0	9,204
Preferred Stocks
Brazil
Banking & Finance	0	44,733	0	44,733
Industrials	0	50,242	0	50,242
Utilities	0	123,972	0	123,972
Chile
Industrials	4,296	0	0	4,296
Real Estate Investment Trusts
Mexico
Real Estate	3,485	0	0	3,485
South Africa
Real Estate	6,039	1,412	0	7,451

	$292,587	$2,204,200	$1	$2,496,788

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	4,772	0	0	4,772
Central Funds Used for Cash Management Purposes	20	0	0	20

	$4,792	$0	$0	$4,792

Total Investments	$297,379	$2,204,200	$1	$2,501,580

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$297,379	$2,204,199	$1	$2,501,579

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

46	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE Global ex-US Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (b)	42,869	$42

Total Short-Term Instruments (Cost $43)		42

Total Investments in Securities (Cost $43)		42

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9%

MUTUAL FUNDS (a) 99.9%

UNITED STATES 99.9%

PIMCO RAE Emerging Markets Fund	2,883,632	$34,229

PIMCO RAE International Fund	10,125,571	91,029

Total Mutual Funds (Cost $110,528)		125,258

Total Investments in Affiliates (Cost $110,528)		125,258

Total Investments 99.9% (Cost $110,571)		$125,300

Other Assets and Liabilities, net 0.1%		150

Net Assets 100.0%		$125,450

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$42	$0	$42

	$0	$42	$0	$42

Investments in Affiliates, at Value
Mutual Funds
United States	125,258	0	0	125,258

Total Investments	$125,258	$42	$0	$125,300

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Schedule of Investments	PIMCO RAE International Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.8%

COMMON STOCKS 98.5%

AUSTRALIA 1.5%

CONSUMER DISCRETIONARY 0.2%

JB Hi-Fi Ltd.	13,913	$891

ENERGY 0.1%

Ampol Ltd.	13,831	294

INDUSTRIALS 0.2%

Aurizon Holdings Ltd.	148,105	360

Downer EDI Ltd.	175,960	930

		1,290

MATERIALS 0.3%

BlueScope Steel Ltd.	68,723	1,097

Sims Ltd.	41,360	494

		1,591

UTILITIES 0.7%

AGL Energy Ltd.	581,687	3,604

Total Australia		7,670

AUSTRIA 1.7%

ENERGY 0.6%

OMV AG	54,837	3,052

FINANCIALS 0.4%

Raiffeisen Bank International AG	44,623	1,988

INDUSTRIALS 0.0%

Strabag SE	1,706	162

INFORMATION TECHNOLOGY 0.0%

ams-OSRAM AG (a)	21,826	212

MATERIALS 0.7%

voestalpine AG	80,842	3,560

Total Austria		8,974

BELGIUM 0.8%

COMMUNICATION SERVICES 0.2%

Proximus SADP	163,807	1,360

CONSUMER STAPLES 0.1%

Colruyt Group NV	7,341	272

FINANCIALS 0.2%

Ageas SA	12,294	861

MATERIALS 0.3%

Bekaert SA	11,190	495

Umicore SA	51,261	1,072

		1,567

Total Belgium		4,060

	SHARES	MARKET VALUE (000S)
CANADA 6.2%

CONSUMER DISCRETIONARY 1.8%

BRP, Inc.	11,900	$841

Magna International, Inc.	159,367	8,496

		9,337

CONSUMER STAPLES 0.3%

Empire Co. Ltd. Class A	45,600	1,585

FINANCIALS 0.3%

IGM Financial, Inc.	7,800	351

Onex Corp.	11,810	972

		1,323

INDUSTRIALS 0.2%

Finning International, Inc.	15,400	835

MATERIALS 3.5%

Canfor Corp. (a)	28,200	241

Nutrien Ltd. (c)	255,700	15,783

West Fraser Timber Co. Ltd.	33,900	2,074

		18,098

UTILITIES 0.1%

Atco Ltd. Class I	18,081	743

Total Canada		31,921

DENMARK 3.5%

HEALTH CARE 0.1%

H Lundbeck AS	77,674	525

H Lundbeck AS Class A	315	2

		527

INDUSTRIALS 3.4%

AP Moller - Maersk AS Class B	7,199	16,518

D/S Norden AS	19,642	776

		17,294

Total Denmark		17,821

FINLAND 2.1%

FINANCIALS 1.3%

Nordea Bank Abp	24,872	468

Sampo OYJ Class A	496,743	6,010

		6,478

MATERIALS 0.4%

Outokumpu OYJ	443,031	2,305

UTILITIES 0.4%

Fortum OYJ	107,291	2,278

Total Finland		11,061

FRANCE 1.6%

CONSUMER DISCRETIONARY 1.0%

Cie Generale des Etablissements Michelin SCA	34,633	1,148

Valeo SE	309,115	4,195

		5,343

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

Carrefour SA	22,904	$382

ENERGY 0.4%

TotalEnergies SE	30,413	1,983

HEALTH CARE 0.1%

Sanofi SA	5,007	484

Total France		8,192

GERMANY 7.6%

CONSUMER DISCRETIONARY 0.2%

Bayerische Motoren Werke AG	5,092	552

Mercedes-Benz Group AG	4,118	286

		838

HEALTH CARE 4.8%

Bayer AG	525,658	22,801

BioNTech SE ADR (a)	1,453	138

Fresenius Medical Care AG	31,563	1,508

Fresenius SE & Co. KGaA	4,243	243

		24,690

INDUSTRIALS 0.1%

Deutsche Post AG	8,954	488

Hapag-Lloyd AG (c)	1,504	206

		694

MATERIALS 2.5%

BASF SE	210,105	11,056

thyssenkrupp AG	167,362	1,799

		12,855

Total Germany		39,077

HONG KONG 4.2%

COMMUNICATION SERVICES 0.0%

PCCW Ltd.	273,000	189

CONSUMER DISCRETIONARY 0.4%

Skyworth Group Ltd. (c)	1,310,215	790

Yue Yuen Industrial Holdings Ltd.	647,500	1,328

		2,118

CONSUMER STAPLES 1.0%

WH Group Ltd.	4,439,000	4,945

INDUSTRIALS 0.9%

Cathay Pacific Airways Ltd.	106,000	169

CTF Services Ltd.	93,500	90

Hutchison Port Holdings Trust	2,079,000	458

Jardine Matheson Holdings Ltd.	16,000	1,092

SITC International Holdings Co. Ltd.	277,000	991

Swire Pacific Ltd. Class A	183,000	1,475

Xinyi Glass Holdings Ltd.	158,000	168

		4,443

INFORMATION TECHNOLOGY 0.3%

Kingboard Holdings Ltd.	300,000	1,133

48	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

Kingboard Laminates Holdings Ltd.	269,000	$457

		1,590

REAL ESTATE 1.5%

CK Asset Holdings Ltd.	524,500	2,652

Hang Lung Properties Ltd.	137,000	152

Hopson Development Holdings Ltd. (a)	132,800	51

Kerry Properties Ltd.	215,000	561

New World Development Co. Ltd.	982,000	920

Sun Hung Kai Properties Ltd.	205,500	2,502

Wharf Holdings Ltd.	213,000	595

Wharf Real Estate Investment Co. Ltd.	101,000	319

		7,752

UTILITIES 0.1%

China Gas Holdings Ltd.	531,200	524

Total Hong Kong		21,561

IRELAND 0.0%

HEALTH CARE 0.0%

Medtronic PLC	1,408	135

Total Ireland		135

ISRAEL 1.9%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	60,313	134

ENERGY 0.1%

Oil Refineries Ltd.	1,647,121	513

		513

FINANCIALS 0.2%

Plus500 Ltd.	20,043	979

INDUSTRIALS 1.4%

ZIM Integrated Shipping Services Ltd. (c)	328,635	6,977

MATERIALS 0.2%

ICL Group Ltd.	153,346	882

Israel Corp. Ltd.	367	106

		988

REAL ESTATE 0.0%

G City Ltd.	30,273	76

Orion Retail Properties Ltd. (a)	3,659	3

		79

Total Israel		9,670

ITALY 1.0%

COMMUNICATION SERVICES 0.6%

Telecom Italia SpA (a)	4,892,599	2,939

ENERGY 0.1%

Eni SpA	28,780	546

	SHARES	MARKET VALUE (000S)
UTILITIES 0.3%

Enel SpA	163,924	$1,704

Total Italy		5,189

JAPAN 21.8%

COMMUNICATION SERVICES 0.3%

Hakuhodo DY Holdings, Inc.	49,700	371

NTT, Inc.	466,900	471

Square Enix Holdings Co. Ltd.	45,600	832

		1,674

CONSUMER DISCRETIONARY 3.9%

Aisin Corp.	81,100	1,520

Bandai Namco Holdings, Inc.	88,000	2,342

Bridgestone Corp.	27,000	608

EDION Corp.	72,500	981

Isuzu Motors Ltd.	151,700	2,368

Izumi Co. Ltd.	19,900	381

JTEKT Corp.	68,600	760

K’s Holdings Corp.	120,900	1,248

Koito Manufacturing Co. Ltd.	9,600	142

Mazda Motor Corp.	277,300	2,141

Nikon Corp.	16,300	182

PALTAC Corp.	12,500	385

Sharp Corp. (a)	104,400	514

Shimamura Co. Ltd.	16,700	1,088

Subaru Corp.	36,800	792

Sumitomo Rubber Industries Ltd. (c)	86,300	1,334

Tokai Rika Co. Ltd.	12,900	257

Toyoda Gosei Co. Ltd.	17,100	431

Toyota Boshoku Corp.	24,400	393

TS Tech Co. Ltd.	18,600	219

Yamada Holdings Co. Ltd.	535,700	1,774

Yamaha Corp.	29,900	209

		20,069

CONSUMER STAPLES 2.0%

Arcs Co. Ltd.	14,100	305

Coca-Cola Bottlers Japan Holdings, Inc.	41,000	828

Itoham Yonekyu Holdings, Inc.	17,580	628

MatsukiyoCocokara & Co.	73,600	1,274

Megmilk Snow Brand Co. Ltd. (a)	5,900	122

MEIJI Holdings Co. Ltd.	122,300	2,718

Nichirei Corp.	29,600	352

Shiseido Co. Ltd. (c)	46,900	683

Sugi Holdings Co. Ltd.	33,100	778

Sundrug Co. Ltd.	2,000	55

Tsuruha Holdings, Inc.	124,610	2,289

United Super Markets Holdings, Inc.	29,800	172

		10,204

FINANCIALS 2.7%

Japan Post Holdings Co. Ltd.	1,300,000	13,717

Mitsubishi HC Capital, Inc. (a)	55,400	463

		14,180

HEALTH CARE 1.1%

Alfresa Holdings Corp.	82,600	1,285

Medipal Holdings Corp.	80,400	1,423

	SHARES	MARKET VALUE (000S)

Ono Pharmaceutical Co. Ltd.	82,900	$1,149

Santen Pharmaceutical Co. Ltd.	14,400	149

Suzuken Co. Ltd.	43,500	1,702

Toho Holdings Co. Ltd.	3,800	113

		5,821

INDUSTRIALS 4.2%

AGC, Inc. (c)	81,300	2,696

Amada Co. Ltd.	82,000	970

COMSYS Holdings Corp.	45,800	1,333

Dai Nippon Printing Co. Ltd.	111,000	1,911

EXEO Group, Inc.	28,000	465

Hino Motors Ltd. (a)	381,200	941

Kamigumi Co. Ltd.	8,200	265

MISUMI Group, Inc. (a)	21,600	337

Nagase & Co. Ltd.	10,000	244

Nippon Express Holdings, Inc.	59,900	1,282

Nisshinbo Holdings, Inc.	24,900	209

NSK Ltd.	125,200	781

Persol Holdings Co. Ltd.	683,200	1,268

Sankyu, Inc.	18,200	984

Seino Holdings Co. Ltd.	57,500	865

Sekisui Chemical Co. Ltd.	66,700	1,122

SG Holdings Co. Ltd.	104,600	957

Sumitomo Heavy Industries Ltd.	24,900	660

TOPPAN Holdings, Inc.	30,500	907

TOTO Ltd.	18,100	500

Yamato Holdings Co. Ltd.	206,500	2,907

		21,604

INFORMATION TECHNOLOGY 4.0%

Alps Alpine Co. Ltd.	131,200	1,675

Brother Industries Ltd.	92,500	1,848

Canon Marketing Japan, Inc. (c)	16,500	726

Canon, Inc. (c)	106,150	3,141

Fujitsu Ltd.	264,700	7,275

Konica Minolta, Inc.	243,800	1,060

Macnica Holdings, Inc. (a)	5,800	89

Ricoh Co. Ltd.	130,600	1,149

Rohm Co. Ltd.	38,700	550

Seiko Epson Corp.	147,600	1,871

Taiyo Yuden Co. Ltd.	39,000	881

TIS, Inc.	9,000	302

		20,567

MATERIALS 2.3%

Daicel Corp.	26,900	241

Denka Co. Ltd.	47,100	828

Dowa Holdings Co. Ltd.	16,000	760

JFE Holdings, Inc.	15,500	198

Kaneka Corp.	11,100	311

Kansai Paint Co. Ltd.	25,700	406

Mitsubishi Chemical Group Corp.	531,700	3,112

Mitsui Kinzoku Co. Ltd.	10,600	1,196

Nippon Paper Industries Co. Ltd.	23,500	174

Nippon Shokubai Co. Ltd.	50,100	642

Sumitomo Chemical Co. Ltd.	310,000	883

Teijin Ltd.	52,800	458

Tosoh Corp.	47,000	706

Toyo Seikan Group Holdings Ltd.	63,600	1,553

Zeon Corp.	14,700	168

		11,636

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.6%

Daito Trust Construction Co. Ltd.	140,800	$2,681

Nomura Real Estate Holdings, Inc.	43,200	267

		2,948

UTILITIES 0.7%

Electric Power Development Co. Ltd.	62,300	1,260

Toho Gas Co. Ltd.	11,400	339

Tokyo Gas Co. Ltd.	53,900	2,137

		3,736

Total Japan		112,439

LUXEMBOURG 2.9%

MATERIALS 2.9%

ArcelorMittal SA	323,159	14,839

Total Luxembourg		14,839

NETHERLANDS 6.2%

CONSUMER DISCRETIONARY 0.2%

Stellantis NV	81,780	896

CONSUMER STAPLES 3.9%

Koninklijke Ahold Delhaize NV	491,294	20,146

FINANCIALS 0.2%

NN Group NV	10,901	841

INDUSTRIALS 0.9%

Randstad NV	88,675	3,367

Signify NV	63,392	1,559

		4,926

MATERIALS 1.0%

Akzo Nobel NV	73,299	5,100

Total Netherlands		31,909

NEW ZEALAND 0.0%

INDUSTRIALS 0.0%

Air New Zealand Ltd.	165,710	56

Fletcher Building Ltd.	70,502	149

		205

Total New Zealand		205

NORWAY 4.3%

COMMUNICATION SERVICES 0.6%

Telenor ASA	193,107	2,809

ENERGY 2.6%

Equinor ASA	574,505	13,548

MATERIALS 1.1%

Elkem ASA	71,518	215

Yara International ASA	134,445	5,502

		5,717

Total Norway		22,074

	SHARES	MARKET VALUE (000S)
RUSSIA 0.0%

MATERIALS 0.0%

Evraz PLC «(a)	238,175	$0

Total Russia		0

SINGAPORE 0.8%

COMMUNICATION SERVICES 0.3%

JOYY, Inc. ADR	29,761	1,928

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	904,800	1,041

Jardine Cycle & Carriage Ltd.	16,400	431

		1,472

INFORMATION TECHNOLOGY 0.1%

Venture Corp. Ltd.	27,300	321

REAL ESTATE 0.1%

UOL Group Ltd.	67,900	461

Total Singapore		4,182

SPAIN 3.0%

COMMUNICATION SERVICES 1.6%

Telefonica SA	2,085,892	8,563

ENERGY 0.5%

Repsol SA	137,759	2,570

FINANCIALS 0.3%

Mapfre SA	311,852	1,565

UTILITIES 0.6%

Endesa SA	71,074	2,558

Naturgy Energy Group SA	16,077	490

		3,048

Total Spain		15,746

SWEDEN 2.2%

COMMUNICATION SERVICES 0.5%

Tele2 AB Class B	145,869	2,444

CONSUMER DISCRETIONARY 0.4%

Electrolux AB Class B (a)	285,720	1,961

INDUSTRIALS 0.4%

Husqvarna AB Class B	73,485	368

Peab AB Class B	54,962	507

SKF AB Class B	53,380	1,413

		2,288

INFORMATION TECHNOLOGY 0.1%

Telefonaktiebolaget LM Ericsson Class B	57,844	563

MATERIALS 0.8%

SSAB AB Class A	543,756	4,119

Total Sweden		11,375

	SHARES	MARKET VALUE (000S)
SWITZERLAND 7.8%

CONSUMER STAPLES 0.1%

Nestle SA	6,171	$613

HEALTH CARE 5.4%

Novartis AG	26,601	3,665

Roche Holding AG	57,975	23,942

		27,607

INDUSTRIALS 0.6%

Adecco Group AG	112,303	3,234

MATERIALS 1.7%

Glencore PLC	1,628,166	8,901

Total Switzerland		40,355

UNITED KINGDOM 17.4%

COMMUNICATION SERVICES 4.5%

Vodafone Group PLC	17,500,442	23,328

CONSUMER DISCRETIONARY 1.3%

Burberry Group PLC	62,705	1,066

Currys PLC	766,815	1,299

Kingfisher PLC	859,408	3,618

Persimmon PLC	50,652	926

		6,909

CONSUMER STAPLES 5.7%

British American Tobacco PLC	377,373	21,394

Imperial Brands PLC	172,212	7,231

J Sainsbury PLC	127,157	557

		29,182

ENERGY 0.3%

Shell PLC	36,516	1,346

FINANCIALS 1.3%

Aberdeen Group PLC	719,428	1,985

M&G PLC	1,286,105	4,951

		6,936

HEALTH CARE 3.3%

GSK PLC	686,591	16,833

MATERIALS 0.2%

Johnson Matthey PLC	39,315	1,128

UTILITIES 0.8%

Centrica PLC	1,700,917	3,878

Total United Kingdom		89,540

Total Common Stocks (Cost $387,009)		507,995

PREFERRED STOCKS 0.2%

GERMANY 0.2%

INDUSTRIALS 0.2%

Volkswagen AG	7,566	923

Total Preferred Stocks (Cost $654)		923

50	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.1%

CANADA 0.1%

REAL ESTATE 0.1%

RioCan Real Estate Investment Trust	36,942	$503

Total Real Estate Investment Trusts (Cost $465)		503

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	428,215	429

Total Mutual Funds (Cost $429)		429

Total Short-Term Instruments (Cost $429)		429

Total Investments in Securities (Cost $388,557)		509,850

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

MUTUAL FUNDS 6.1%

PIMCO Government Money Market Fund
3.870% (b)(c)(d)	31,509,771	$31,510

Total Mutual Funds (Cost $31,510)		31,510

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	138,765	1,351

Total Short-Term Instruments (Cost $32,861)		32,861

Total Investments in Affiliates (Cost $32,861)		32,861

Total Investments 105.2% (Cost $421,418)		$542,711

Other Assets and Liabilities, net (5.2)%		(26,784)

Net Assets 100.0%		$515,927

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $31,738 were out on loan in exchange for $33,193 of cash collateral as of December 31, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BMO	$0	$0	$0	$4,093	$4,093	$(4,188)	$(95)
BOS	0	0	0	68	68	(573)	(505)
GSC	0	0	0	15,991	15,991	(16,790)	(799)
MBC	0	0	0	542	542	(576)	(34)
MSB	0	0	0	8,243	8,243	(8,666)	(423)
UBS	0	0	0	2,801	2,801	(2,400)	401

Total Borrowings and Other Financing Transactions	$0	$0	$0	$31,738

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	33,193	0	0	0	33,193

Total Borrowings	$33,193	$0	$0	$0	$33,193

Payable for securities on loan - cash collateral					$33,193

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash as described in Note 5 in the Notes to Financial Statements.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$3	$0	$0	$3

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$891	$0	$891
Energy	0	294	0	294
Industrials	0	1,290	0	1,290
Materials	0	1,591	0	1,591
Utilities	0	3,604	0	3,604
Austria
Energy	0	3,052	0	3,052
Financials	0	1,988	0	1,988
Industrials	0	162	0	162
Information Technology	0	212	0	212
Materials	0	3,560	0	3,560
Belgium
Communication Services	0	1,360	0	1,360
Consumer Staples	272	0	0	272
Financials	0	861	0	861
Materials	0	1,567	0	1,567
Canada
Consumer Discretionary	9,337	0	0	9,337
Consumer Staples	1,585	0	0	1,585
Financials	1,323	0	0	1,323
Industrials	835	0	0	835
Materials	18,098	0	0	18,098
Utilities	743	0	0	743
Denmark
Health Care	0	527	0	527
Industrials	0	17,294	0	17,294
Finland
Financials	0	6,478	0	6,478
Materials	0	2,305	0	2,305
Utilities	0	2,278	0	2,278
France
Consumer Discretionary	0	5,343	0	5,343
Consumer Staples	0	382	0	382
Energy	0	1,983	0	1,983
Health Care	0	484	0	484
Germany
Consumer Discretionary	0	838	0	838
Health Care	138	24,552	0	24,690
Industrials	0	694	0	694
Materials	0	12,855	0	12,855
Hong Kong
Communication Services	0	189	0	189
Consumer Discretionary	0	2,118	0	2,118
Consumer Staples	0	4,945	0	4,945
Industrials	458	3,985	0	4,443
Information Technology	0	1,590	0	1,590
Real Estate	51	7,701	0	7,752
Utilities	524	0	0	524

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Ireland
Health Care	$135	$0	$0	$135
Israel
Communication Services	0	134	0	134
Energy	513	0	0	513
Financials	0	979	0	979
Industrials	6,977	0	0	6,977
Materials	0	988	0	988
Real Estate	3	76	0	79
Italy
Communication Services	0	2,939	0	2,939
Energy	0	546	0	546
Utilities	0	1,704	0	1,704
Japan
Communication Services	832	842	0	1,674
Consumer Discretionary	981	19,088	0	20,069
Consumer Staples	4,095	6,109	0	10,204
Financials	0	14,180	0	14,180
Health Care	113	5,708	0	5,821
Industrials	957	20,647	0	21,604
Information Technology	0	20,567	0	20,567
Materials	0	11,636	0	11,636
Real Estate	0	2,948	0	2,948
Utilities	0	3,736	0	3,736
Luxembourg
Materials	0	14,839	0	14,839
Netherlands
Consumer Discretionary	0	896	0	896
Consumer Staples	0	20,146	0	20,146
Financials	0	841	0	841
Industrials	0	4,926	0	4,926
Materials	0	5,100	0	5,100
New Zealand
Industrials	56	149	0	205
Norway
Communication Services	0	2,809	0	2,809
Energy	0	13,548	0	13,548
Materials	0	5,717	0	5,717
Singapore
Communication Services	1,928	0	0	1,928
Industrials	0	1,472	0	1,472
Information Technology	0	321	0	321
Real Estate	0	461	0	461
Spain
Communication Services	0	8,563	0	8,563
Energy	0	2,570	0	2,570
Financials	0	1,565	0	1,565
Utilities	2,558	490	0	3,048
Sweden
Communication Services	0	2,444	0	2,444
Consumer Discretionary	0	1,961	0	1,961

52	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Industrials	$0	$2,288	$0	$2,288
Information Technology	0	563	0	563
Materials	0	4,119	0	4,119
Switzerland
Consumer Staples	0	613	0	613
Health Care	0	27,607	0	27,607
Industrials	0	3,234	0	3,234
Materials	0	8,901	0	8,901
United Kingdom
Communication Services	0	23,328	0	23,328
Consumer Discretionary	0	6,909	0	6,909
Consumer Staples	557	28,625	0	29,182
Energy	0	1,346	0	1,346
Financials	0	6,936	0	6,936
Health Care	0	16,833	0	16,833
Materials	0	1,128	0	1,128
Utilities	0	3,878	0	3,878
Preferred Stocks
Germany
Industrials	0	923	0	923

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate Investment Trusts
Canada
Real Estate	$503	$0	$0	$503
Short-Term Instruments
Mutual Funds	0	429	0	429

	$53,572	$456,278	$0	$509,850

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	31,510	0	0	31,510
Central Funds Used for Cash Management Purposes	1,351	0	0	1,351

	$32,861	$0	$0	$32,861

Total Investments	$86,433	$456,278	$0	$542,711

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Schedule of Investments	PIMCO RAE US Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%

COMMON STOCKS 97.9%

UNITED KINGDOM 0.1%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. Class C (a)	62,190	$687

Total United Kingdom		687

UNITED STATES 97.8%

COMMUNICATION SERVICES 8.8%

Alphabet, Inc. Class A	41,400	12,958

Charter Communications, Inc. Class A (a)	112,647	23,515

Comcast Corp. Class A	109,698	3,279

Electronic Arts, Inc.	36,340	7,425

Fox Corp. Class A	187,737	13,718

Lumen Technologies, Inc. (a)	1,658,847	12,889

Optimum Communications, Inc. Class A (a)	58,235	96

Sirius XM Holdings, Inc.	97,647	1,953

Verizon Communications, Inc.	39,997	1,629

Warner Bros Discovery, Inc. (a)	1,362,185	39,258

		116,720

CONSUMER DISCRETIONARY 9.0%

Advance Auto Parts, Inc.	109,375	4,299

AutoNation, Inc. (a)	24,216	5,000

Best Buy Co., Inc.	229,470	15,358

Dick’s Sporting Goods, Inc.	20,645	4,087

eBay, Inc.	275,912	24,032

Goodyear Tire & Rubber Co. (a)	102,911	902

Kohl’s Corp.	608,920	12,428

Lowe’s Cos., Inc.	18,603	4,486

Macy’s, Inc.	478,080	10,542

MGM Resorts International (a)	214,445	7,825

Newell Brands, Inc.	366,331	1,363

NIKE, Inc. Class B	13,676	871

PVH Corp.	74,831	5,015

Ralph Lauren Corp.	11,620	4,109

Tapestry, Inc.	66,419	8,486

VF Corp.	373,420	6,751

Whirlpool Corp. (c)	62,432	4,504

		120,058

CONSUMER STAPLES 10.3%

Altria Group, Inc.	441,167	25,438

Archer-Daniels-Midland Co.	213,499	12,274

Dollar General Corp.	120,494	15,998

Dollar Tree, Inc. (a)	131,818	16,215

Kroger Co.	418,484	26,147

Target Corp.	160,858	15,724

Walmart, Inc.	222,130	24,747

		136,543

ENERGY 9.7%

APA Corp.	110,841	2,711

Chevron Corp.	26,813	4,087

ConocoPhillips	9,474	887

Exxon Mobil Corp.	14,029	1,688

HF Sinclair Corp.	31,486	1,451

Marathon Petroleum Corp.	298,624	48,565

PBF Energy, Inc. Class A	100,356	2,722

	SHARES	MARKET VALUE (000S)

Phillips 66	72,614	$9,370

Valero Energy Corp.	343,277	55,882

World Kinect Corp.	35,789	838

		128,201

FINANCIALS 8.8%

Aflac, Inc.	3,938	434

Ally Financial, Inc.	314,210	14,231

American Financial Group, Inc.	31,880	4,357

American International Group, Inc.	146,217	12,509

First American Financial Corp.	39,622	2,434

Franklin Resources, Inc.	246,392	5,886

Invesco Ltd.	271,078	7,121

Old Republic International Corp.	44,566	2,034

OneMain Holdings, Inc.	90,178	6,092

PayPal Holdings, Inc.	325,618	19,010

Synchrony Financial	340,903	28,442

T. Rowe Price Group, Inc.	128,564	13,162

Unum Group	11,195	868

Zions Bancorp NA	16,127	944

		117,524

HEALTH CARE 17.1%

AbbVie, Inc.	2,996	685

Align Technology, Inc. (a)	14,759	2,305

Biogen, Inc. (a)	17,498	3,080

Bristol-Myers Squibb Co.	744,927	40,181

Cardinal Health, Inc.	30,315	6,230

Cigna Group	18,323	5,043

CVS Health Corp.	25,160	1,997

DaVita, Inc. (a)	36,210	4,114

Elevance Health, Inc.	3,684	1,291

Gilead Sciences, Inc.	431,997	53,023

Humana, Inc.	94,183	24,123

Johnson & Johnson	283,735	58,719

Labcorp Holdings, Inc.	34,351	8,618

Merck & Co., Inc.	21,263	2,238

Organon & Co.	241,682	1,733

Quest Diagnostics, Inc.	5,488	952

Solventum Corp. (a)	42,673	3,381

Universal Health Services, Inc. Class B	39,463	8,604

		226,317

INDUSTRIALS 7.3%

3M Co.	166,182	26,606

Avis Budget Group, Inc. (a)(c)	34,982	4,489

CH Robinson Worldwide, Inc.	53,930	8,670

CSX Corp.	253,887	9,203

Expeditors International of Washington, Inc.	92,981	13,855

FedEx Corp.	3,952	1,142

Hertz Global Holdings, Inc. (a)(c)	462,900	2,379

Leidos Holdings, Inc.	8,338	1,504

Lockheed Martin Corp.	41,764	20,200

ManpowerGroup, Inc.	125,421	3,729

Robert Half, Inc.	126,384	3,433

Ryder System, Inc.	6,501	1,244

		96,454

INFORMATION TECHNOLOGY 20.9%

Amdocs Ltd.	64,879	5,223

	SHARES	MARKET VALUE (000S)

Applied Materials, Inc.	28,540	$7,334

Arrow Electronics, Inc. (a)	76,246	8,401

Avnet, Inc.	94,718	4,554

Cisco Systems, Inc.	783,728	60,371

Cognizant Technology Solutions Corp. Class A	186,217	15,456

DXC Technology Co. (a)	180,797	2,649

Hewlett Packard Enterprise Co.	818,680	19,665

HP, Inc.	987,902	22,010

Intel Corp. (a)	644,523	23,783

Jabil, Inc.	34,659	7,903

Kyndryl Holdings, Inc. (a)	144,754	3,845

Lam Research Corp.	184,890	31,649

Microchip Technology, Inc.	120,762	7,695

Microsoft Corp.	9,529	4,608

NetApp, Inc.	62,062	6,646

Qnity Electronics, Inc.	17,185	1,403

Qorvo, Inc. (a)	91,519	7,734

QUALCOMM, Inc.	39,270	6,717

Seagate Technology Holdings PLC	50,490	13,904

Skyworks Solutions, Inc.	115,214	7,306

TD SYNNEX Corp.	9,023	1,356

Teradyne, Inc.	34,323	6,644

Xerox Holdings Corp. (c)	438,714	1,040

		277,896

MATERIALS 3.8%

CF Industries Holdings, Inc.	109,306	8,454

Cleveland-Cliffs, Inc. (a)	729,654	9,690

Dow, Inc.	33,081	773

DuPont de Nemours, Inc.	33,752	1,357

Eastman Chemical Co.	28,966	1,849

Huntsman Corp.	264,333	2,643

LyondellBasell Industries NV Class A	86,914	3,763

Mosaic Co.	308,185	7,424

Olin Corp.	99,035	2,063

Reliance, Inc.	12,337	3,564

Steel Dynamics, Inc.	50,427	8,545

		50,125

REAL ESTATE 0.5%

Jones Lang LaSalle, Inc. (a)	19,725	6,637

UTILITIES 1.6%

Consolidated Edison, Inc.	23,080	2,292

Evergy, Inc.	116,568	8,450

PPL Corp.	133,144	4,663

UGI Corp.	84,072	3,147

WEC Energy Group, Inc.	33,241	3,505

		22,057

Total United States		1,298,532

Total Common Stocks (Cost $987,823)		1,299,219

REAL ESTATE INVESTMENT TRUSTS 1.3%

UNITED STATES 1.3%

REAL ESTATE 1.3%

Host Hotels & Resorts, Inc.	394,604	6,996

Weyerhaeuser Co.	419,129	9,929

		16,925

Total Real Estate Investment Trusts (Cost $18,071)		16,925

54	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	479,591	$480

Total Mutual Funds (Cost $480)		480

Total Short-Term Instruments (Cost $480)		480

Total Investments in Securities (Cost $1,006,374)		1,316,624

INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
3.870% (b)(c)(d)	12,535,502	12,536

Total Mutual Funds (Cost $12,535)		12,536

	SHARES	MARKET VALUE (000s)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	814,361	$7,932

Total Short-Term Instruments (Cost $20,468)		20,468

Total Investments in Affiliates (Cost $20,468)		20,468

Total Investments 100.8% (Cost $1,026,842)		$1,337,092

Other Assets and Liabilities, net (0.8)%		(10,953)

Net Assets 100.0%		$1,326,139

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $11,755 were out on loan in exchange for $12,536 of cash collateral as of December 31, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BOS	$0	$0	$0	$4,413	$4,413	$(5,041)	$(628)
BSN	0	0	0	2,280	2,280	(3,909)	(1,629)
GSC	0	0	0	1,087	1,087	(1,109)	(22)
MSB	0	0	0	2,426	2,426	(2,477)	(51)
SCX	0	0	0	1,549	1,549	0	1,549

Total Borrowings and Other Financing Transactions	$0	$0	$0	$11,755

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$12,536	$0	$0	$0	$12,536

Total Borrowings	$12,536	$0	$0	$0	$12,536

Payable for securities on loan - cash collateral					$12,536

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash as described in Note 5 in the Notes to Financial Statements.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Schedule of Investments	PIMCO RAE US Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$826	$0	$0	$826

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
United Kingdom
Communication Services	$687	$0	$0	$687
United States
Communication Services	116,720	0	0	116,720
Consumer Discretionary	120,058	0	0	120,058
Consumer Staples	136,543	0	0	136,543
Energy	128,201	0	0	128,201
Financials	117,524	0	0	117,524
Health Care	226,317	0	0	226,317
Industrials	96,454	0	0	96,454
Information Technology	277,896	0	0	277,896
Materials	50,125	0	0	50,125
Real Estate	6,637	0	0	6,637
Utilities	22,057	0	0	22,057

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate Investment Trusts
United States
Real Estate	$16,925	$0	$0	$16,925
Short-Term Instruments
Mutual Funds	0	480	0	480

	$1,316,144	$480	$0	$1,316,624

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	12,536	0	0	12,536
Central Funds Used for Cash Management Purposes	7,932	0	0	7,932

	$20,468	$0	$0	$20,468

Total Investments	$1,336,612	$480	$0	$1,337,092

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

56	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE US Small Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

COMMON STOCKS 92.8%

IRELAND 2.1%

HEALTH CARE 2.1%

Jazz Pharmaceuticals PLC (a)	369,587	$62,830

Total Ireland		62,830

UNITED KINGDOM 3.1%

COMMUNICATION SERVICES 0.0%

IHS Holding Ltd. (a)	188,086	1,403

CONSUMER DISCRETIONARY 1.5%

Capri Holdings Ltd. (a)	1,783,501	43,517

FINANCIALS 1.6%

Janus Henderson Group PLC	1,028,294	48,916

Total United Kingdom		93,836

UNITED STATES 87.6%

COMMUNICATION SERVICES 4.9%

AMC Networks, Inc. Class A (a)	136,508	1,300

Angi, Inc. (a)	127,872	1,653

Cargurus, Inc. (a)	114,623	4,396

Gray Media, Inc.	406,189	1,966

John Wiley & Sons, Inc. Class A	181,451	5,558

Liberty Latin America Ltd. Class C (a)	1,256,958	9,377

Nexstar Media Group, Inc.	271,304	55,088

NII Holdings, Inc. «(a)	22,836	0

Scholastic Corp.	324,632	9,619

Sinclair, Inc.	127,782	1,955

TEGNA, Inc.	722,526	14,024

Telephone & Data Systems, Inc.	252,502	10,353

Yelp, Inc. (a)	881,510	26,789

Ziff Davis, Inc. (a)	199,697	7,019

		149,097

CONSUMER DISCRETIONARY 16.8%

Academy Sports & Outdoors, Inc.	572,861	28,620

Adient PLC (a)	433,865	8,317

ADT, Inc.	267,985	2,163

Adtalem Global Education, Inc. (a)	112,008	11,589

Bath & Body Works, Inc.	108,699	2,183

Boyd Gaming Corp.	233,840	19,933

Brunswick Corp.	270,062	20,049

Buckle, Inc.	24,953	1,333

Carter’s, Inc.	1,166,805	37,839

Chegg, Inc. (a)	541,491	504

Columbia Sportswear Co.	268,763	14,806

Cracker Barrel Old Country Store, Inc. (c)	513,714	13,048

Cricut, Inc. Class A	118,026	584

Crocs, Inc. (a)	232,985	19,925

Dana, Inc.	128,188	3,046

Designer Brands, Inc. Class A (c)	452,311	3,361

Dillard’s, Inc. Class A	125,062	75,830

Etsy, Inc. (a)	644,317	35,721

G-III Apparel Group Ltd.	196,539	5,692

Genesco, Inc. (a)	83,689	2,073

	SHARES	MARKET VALUE (000S)

Gentherm, Inc. (a)	23,285	$847

GoPro, Inc. Class A (a)	1,749,804	2,467

Grand Canyon Education, Inc. (a)	46,964	7,811

Hasbro, Inc.	51,067	4,187

Helen of Troy Ltd. (a)	482,175	10,246

Jack in the Box, Inc. (a)	233,809	4,431

Laureate Education, Inc. (a)	181,471	6,110

Leggett & Platt, Inc.	1,117,539	12,293

Marriott Vacations Worldwide Corp.	36,108	2,083

Monro, Inc.	170,565	3,418

Murphy USA, Inc.	81,999	33,088

National Vision Holdings, Inc. (a)	469,521	12,123

Oxford Industries, Inc.	145,074	4,962

Penn Entertainment, Inc. (a)	122,259	1,803

Polaris, Inc.	50,715	3,208

Pool Corp.	6,818	1,560

Sally Beauty Holdings, Inc. (a)	341,536	4,870

Signet Jewelers Ltd.	25,219	2,090

Sleep Number Corp. (a)(c)	210,478	1,781

Smith & Wesson Brands, Inc.	236,704	2,336

Sonic Automotive, Inc. Class A	22,830	1,412

Sonos, Inc. (a)	582,814	10,234

Standard Motor Products, Inc.	16,306	601

Sturm Ruger & Co., Inc.	52,591	1,717

Tri Pointe Homes, Inc. (a)	438,414	13,797

Vail Resorts, Inc.	13,570	1,802

Valvoline, Inc. (a)	61,144	1,777

Victoria’s Secret & Co. (a)	801,964	43,442

Winnebago Industries, Inc.	50,311	2,039

Zumiez, Inc. (a)	14,956	390

		505,541

CONSUMER STAPLES 1.9%

Andersons, Inc.	33,154	1,763

Clorox Co.	13,623	1,374

Flowers Foods, Inc.	138,427	1,506

Fresh Del Monte Produce, Inc.	225,105	8,020

Ingles Markets, Inc. Class A	158,871	10,890

Ingredion, Inc.	25,982	2,865

Medifast, Inc. (a)	40,825	436

Nu Skin Enterprises, Inc. Class A	175,028	1,684

Oil-Dri Corp. of America	14,633	716

Spectrum Brands Holdings, Inc.	29,627	1,750

United Natural Foods, Inc. (a)	292,388	9,845

Universal Corp.	61,933	3,267

USANA Health Sciences, Inc. (a)	67,448	1,324

Weis Markets, Inc.	174,241	11,167

		56,607

ENERGY 3.2%

California Resources Corp.	62,412	2,790

Chord Energy Corp.	38,252	3,546

CVR Energy, Inc.	495,752	12,612

Delek U.S. Holdings, Inc.	1,047,600	31,072

Dorian LPG Ltd.	54,944	1,337

Helmerich & Payne, Inc.	533,039	15,288

International Seaways, Inc.	55,918	2,715

Liberty Energy, Inc.	104,885	1,936

Murphy Oil Corp.	692,349	21,636

Peabody Energy Corp.	92,786	2,756

		95,688

	SHARES	MARKET VALUE (000S)
FINANCIALS 14.7%

Acadian Asset Management, Inc.	79,359	$3,730

Affiliated Managers Group, Inc.	231,342	66,691

B Riley Financial, Inc. (a)(c)	229,695	1,073

BankUnited, Inc.	197,158	8,787

Banner Corp.	14,591	914

Bread Financial Holdings, Inc.	812,224	60,129

CNO Financial Group, Inc.	637,689	27,083

Credit Acceptance Corp. (a)(c)	24,655	10,934

Employers Holdings, Inc.	48,996	2,115

Encore Capital Group, Inc. (a)	212,504	11,550

Euronet Worldwide, Inc. (a)	22,800	1,735

Evercore, Inc. Class A	10,732	3,652

Federated Hermes, Inc.	546,459	28,454

Genworth Financial, Inc. (a)	364,461	3,291

Hanover Insurance Group, Inc.	13,514	2,470

Hilltop Holdings, Inc.	39,022	1,324

Jackson Financial, Inc. Class A	130,287	13,895

loanDepot, Inc. Class A (a)	734,377	1,520

MGIC Investment Corp.	584,021	17,065

Navient Corp.	668,450	8,690

PROG Holdings, Inc.	726,265	21,418

Radian Group, Inc.	303,932	10,939

SEI Investments Co.	57,470	4,714

SLM Corp.	2,360,708	63,881

Virtu Financial, Inc. Class A	468,078	15,596

Western Union Co.	5,114,554	47,616

World Acceptance Corp. (a)	14,832	2,082

		441,348

HEALTH CARE 6.4%

Acadia Healthcare Co., Inc. (a)	250,209	3,550

AdaptHealth Corp. (a)	273,142	2,721

AMN Healthcare Services, Inc. (a)	651,118	10,262

Avanos Medical, Inc. (a)	107,300	1,205

Avantor, Inc. (a)	163,439	1,873

Bio-Rad Laboratories, Inc. Class A (a)	83,466	25,289

Claritev Corp. (a)	37,440	1,601

Community Health Systems, Inc. (a)	669,013	2,087

Cross Country Healthcare, Inc. (a)	91,938	745

Dentsply Sirona, Inc.	1,480,608	16,923

Elanco Animal Health, Inc. (a)	64,884	1,468

Embecta Corp.	172,095	2,045

Emergent BioSolutions, Inc. (a)	214,166	2,647

Envista Holdings Corp. (a)	257,918	5,599

Exelixis, Inc. (a)	309,792	13,578

Fortrea Holdings, Inc. (a)	434,246	7,491

Fulgent Genetics, Inc. (a)	100,993	2,653

Ginkgo Bioworks Holdings, Inc. (a)	341,988	2,842

GRAIL, Inc. (a)	200,389	17,151

Innoviva, Inc. (a)	257,456	5,147

Integra LifeSciences Holdings Corp. (a)	497,884	6,184

Novavax, Inc. (a)(c)	1,767,354	11,877

Owens & Minor, Inc. (a)	1,419,441	3,974

Pediatrix Medical Group, Inc. (a)	200,793	4,295

QuidelOrtho Corp. (a)	541,283	15,459

Revvity, Inc.	21,005	2,032

Royalty Pharma PLC Class A	44,402	1,716

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Teladoc Health, Inc. (a)	2,354,597	$16,482

Tenet Healthcare Corp. (a)	9,017	1,792

Vir Biotechnology, Inc. (a)	157,604	950

		191,638

INDUSTRIALS 17.4%

A.O. Smith Corp.	331,061	22,141

ABM Industries, Inc.	50,438	2,134

Acuity, Inc.	159,675	57,489

Allison Transmission Holdings, Inc.	508,898	49,821

Apogee Enterprises, Inc.	200,830	7,312

ArcBest Corp.	112,261	8,329

Atkore, Inc.	26,432	1,672

BlueLinx Holdings, Inc. (a)	15,999	983

Boise Cascade Co.	48,337	3,558

Booz Allen Hamilton Holding Corp.	22,378	1,888

Brady Corp. Class A	127,201	9,969

CACI International, Inc. Class A (a)	4,940	2,632

Concentrix Corp.	34,823	1,448

Conduent, Inc. (a)	134,138	258

CoreCivic, Inc. (a)	1,457,983	27,862

CSG Systems International, Inc.	165,888	12,722

Deluxe Corp.	101,701	2,271

DNOW, Inc. (a)	633,608	8,395

Donaldson Co., Inc.	22,505	1,995

EnerSys	104,002	15,262

Forward Air Corp. (a)	186,925	4,673

Gates Industrial Corp. PLC (a)	90,360	1,940

Genpact Ltd.	336,388	15,736

GEO Group, Inc. (a)	711,838	11,475

Global Industrial Co.	9,767	285

GrafTech International Ltd. (a)	54,707	849

Healthcare Services Group, Inc. (a)	226,726	4,335

Hub Group, Inc. Class A	55,995	2,386

JELD-WEN Holding, Inc. (a)	490,054	1,206

Kelly Services, Inc. Class A	96,136	846

Kennametal, Inc.	546,754	15,533

Kforce, Inc.	57,034	1,764

Korn Ferry	30,582	2,019

Landstar System, Inc.	301,124	43,272

Lincoln Electric Holdings, Inc.	8,364	2,004

Marten Transport Ltd.	35,867	408

Masterbrand, Inc. (a)	203,614	2,248

Matson, Inc.	20,309	2,509

Maximus, Inc.	266,176	22,976

Middleby Corp. (a)	13,846	2,058

MillerKnoll, Inc.	54,280	992

MSC Industrial Direct Co., Inc. Class A	232,409	19,546

Resideo Technologies, Inc. (a)	51,881	1,822

Science Applications International Corp.	244,779	24,639

Sensata Technologies Holding PLC	1,102,250	36,694

SkyWest, Inc. (a)	209,809	21,067

Toro Co.	28,609	2,252

TriNet Group, Inc.	110,160	6,514

UFP Industries, Inc.	21,523	1,960

Valmont Industries, Inc.	8,981	3,613

Vestis Corp.	381,617	2,545

Wabash National Corp.	442,165	3,825

Werner Enterprises, Inc.	615,837	18,481

WillScot Holdings Corp.	121,676	2,291

		522,904

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 15.0%

Amkor Technology, Inc.	575,193	$22,709

ASGN, Inc. (a)	280,358	13,505

Benchmark Electronics, Inc.	303,696	12,986

Ciena Corp. (a)	18,474	4,320

Cirrus Logic, Inc. (a)	257,998	30,573

CommScope Holding Co., Inc. (a)	1,752,509	31,773

Diodes, Inc. (a)	117,253	5,785

Dropbox, Inc. Class A (a)	1,771,102	49,237

F5, Inc. (a)	111,122	28,365

Insight Enterprises, Inc. (a)	20,924	1,705

InterDigital, Inc.	46,178	14,702

IPG Photonics Corp. (a)	192,511	13,784

Littelfuse, Inc.	6,106	1,544

LiveRamp Holdings, Inc. (a)	279,954	8,222

MaxLinear, Inc. (a)	435,571	7,592

NCR Voyix Corp. (a)	356,630	3,638

NETGEAR, Inc. (a)	128,226	3,145

NetScout Systems, Inc. (a)	847,929	22,945

PC Connection, Inc.	38,544	2,226

Sanmina Corp. (a)	529,374	79,443

Silicon Laboratories, Inc. (a)	47,147	6,162

Synaptics, Inc. (a)	85,826	6,353

Teradata Corp. (a)	1,243,212	37,843

Viavi Solutions, Inc. (a)	997,768	17,780

Vishay Intertechnology, Inc.	1,540,072	22,316

Vontier Corp.	45,711	1,700

		450,353

MATERIALS 5.5%

Alpha Metallurgical Resources, Inc. (a)	16,879	3,374

Avery Dennison Corp.	15,752	2,865

Chemours Co.	179,458	2,116

Clearwater Paper Corp. (a)	35,951	626

Commercial Metals Co.	58,016	4,016

Ecovyst, Inc. (a)	395,078	3,844

Greif, Inc. Class A	58,569	3,965

Ingevity Corp. (a)	23,427	1,386

NewMarket Corp.	29,907	20,554

RPM International, Inc.	18,705	1,945

Ryerson Holding Corp.	223,172	5,615

Sonoco Products Co.	79,296	3,461

Sylvamo Corp.	296,661	14,284

Warrior Met Coal, Inc.	1,106,354	97,547

		165,598

REAL ESTATE 0.7%

Anywhere Real Estate, Inc. (a)	611,161	8,654

Cushman & Wakefield Ltd. (a)	381,862	6,182

eXp World Holdings, Inc.	409,955	3,710

Newmark Group, Inc. Class A	161,391	2,799

		21,345

UTILITIES 1.1%

Black Hills Corp.	28,533	1,981

Hawaiian Electric Industries, Inc. (a)	632,158	7,775

National Fuel Gas Co.	23,268	1,863

OGE Energy Corp.	382,259	16,322

ONE Gas, Inc.	38,415	2,968

Spire, Inc.	19,181	1,586

		32,495

Total United States		2,632,614

Total Common Stocks (Cost $2,385,187)		2,789,280

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 6.6%

UNITED STATES 6.6%

REAL ESTATE 6.6%

Alexander & Baldwin, Inc.	394,947	$8,152

Apollo Commercial Real Estate Finance, Inc.	335,703	3,250

Apple Hospitality REIT, Inc.	141,207	1,673

Brandywine Realty Trust	807,862	2,359

BrightSpire Capital, Inc.	215,935	1,209

Brixmor Property Group, Inc.	77,479	2,032

Chimera Investment Corp.	1,415,265	17,592

COPT Defense Properties	198,598	5,521

EPR Properties	264,372	13,192

Healthcare Realty Trust, Inc.	168,612	2,858

Highwoods Properties, Inc.	69,691	1,800

Hudson Pacific Properties, Inc.	113,513	1,229

JBG SMITH Properties	737,130	12,539

Ladder Capital Corp.	605,531	6,655

Medical Properties Trust, Inc. (c)	4,824,142	24,121

MFA Financial, Inc.	513,773	4,783

New York REIT, Inc. «	4,082	0

Park Hotels & Resorts, Inc.	3,736,155	39,080

Pebblebrook Hotel Trust	688,191	7,790

Rithm Capital Corp.	225,960	2,463

RLJ Lodging Trust	2,065,559	15,388

Service Properties Trust	2,380,651	4,380

SL Green Realty Corp.	145,892	6,692

Sunstone Hotel Investors, Inc.	160,765	1,437

WP Carey, Inc.	33,765	2,173

Xenia Hotels & Resorts, Inc.	678,699	9,597

		197,965

Total Real Estate Investment Trusts (Cost $208,398)		197,965

Total Investments in Securities (Cost $2,593,585)		2,987,245

INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

MUTUAL FUNDS 1.6%

PIMCO Government Money Market Fund
3.870% (b)(c)(d)	47,303,367	47,303

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	1,201,265	11,702

Total Short-Term Instruments (Cost $59,003)		59,005

Total Investments in Affiliates (Cost $59,003)		59,005

Total Investments 101.4% (Cost $2,652,588)		$3,046,250

Other Assets and Liabilities, net (1.4)%		(40,772)

Net Assets 100.0%		$3,005,478

58	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $43,704 were out on loan in exchange for $44,820 of cash collateral as of December 31, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BMO	$0	$0	$0	$200	$200	$(205)	$(5)
BPG	0	0	0	2,777	2,777	(2,852)	(75)
BOS	0	0	0	314	314	(321)	(7)
BSN	0	0	0	4,178	4,178	(4,285)	(107)
GSC	0	0	0	9,059	9,059	(9,246)	(187)
MSB	0	0	0	26,142	26,142	(26,834)	(692)
WFS	0	0	0	1,034	1,034	(1,077)	(43)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$43,704

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$23,118	$0	$0	$0	$23,118
Real Estate	21,702	0	0	0	21,702

Total Borrowings	$44,820	$0	$0	$0	$44,820

Payable for securities on loan - cash collateral					$44,820

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$621	$0	$0	$621

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(22)	$0	$0	$(22)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Ireland
Health Care	$62,830	$0	$0	$62,830
United Kingdom
Communication Services	1,403	0	0	1,403
Consumer Discretionary	43,517	0	0	43,517
Financials	48,916	0	0	48,916
United States
Communication Services	149,097	0	0	149,097
Consumer Discretionary	505,541	0	0	505,541
Consumer Staples	56,607	0	0	56,607
Energy	95,688	0	0	95,688
Financials	441,348	0	0	441,348
Health Care	191,638	0	0	191,638
Industrials	522,904	0	0	522,904
Information Technology	450,353	0	0	450,353
Materials	165,598	0	0	165,598

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate	$21,345	$0	$0	$21,345
Utilities	32,495	0	0	32,495
Real Estate Investment Trusts
United States
Real Estate	197,965	0	0	197,965

	$2,987,245	$0	$0	$2,987,245

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	47,303	0	0	47,303
Central Funds Used for Cash Management Purposes	11,702	0	0	11,702

	$59,005	$0	$0	$59,005

Total Investments	$3,046,250	$0	$0	$3,046,250

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

60	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	December 31, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser for the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund.

The PIMCO Dividend and Income Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, the “Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, the “Acquired Funds”).

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (the “International Fund”) and PIMCO RAE Emerging Markets Fund (the “Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”) and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Act (together with the RAE Underlying Funds, “RAE Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Notes to Financial Statements	(Cont.)

from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. The PIMCO RAE Global ex-US Fund may invest directly or indirectly through investments in RAE Underlying Funds or RAE Acquired Funds, as applicable, and the PIMCO Dividend and Income Fund may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

62	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dividend and Income Fund	Quarterly	Quarterly

PIMCO RAE Emerging Markets Fund	Annually	Annually

PIMCO RAE Global ex-US Fund	Annually	Annually

PIMCO RAE International Fund	Annually	Annually

PIMCO RAE US Fund	Annually	Annually

PIMCO RAE US Small Fund	Annually	Annually

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

Notes to Financial Statements	(Cont.)

changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and

64	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

Notes to Financial Statements	(Cont.)

of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

66	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$11,572	$79,799	$(86,599)	$0	$0	$4,772	$354	$0

PIMCO RAE International Fund	17,425	142,500	(128,415)	0	0	31,510	253	0

PIMCO RAE US Fund	22,393	96,052	(105,909)	0	0	12,536	497	0

PIMCO RAE US Small Fund	30,855	383,276	(366,828)	0	0	47,303	1262	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in certain RAE Acquired Funds (except the PIMCO RAE US Fund) and securities that are eligible investments for the International Fund and Emerging Markets Fund. The RAE Underlying Funds are considered to be affiliated with the PIMCO RAE Global ex-US Fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available

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Notes to Financial Statements	(Cont.)

on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dividend and Income Fund	$4,466	$45,683	$(45,500)	$1	$1	$4,651	$83	$0

PIMCO RAE Emerging Markets Fund	4,546	216,691	(221,216)	(2)	1	20	222	0

PIMCO RAE International Fund	28,143	32,128	(58,920)	0	0	1,351	28	0

PIMCO RAE US Fund	2,880	101,390	(96,339)	1	0	7,932	90	0

PIMCO RAE US Small Fund	5,678	268,023	(262,000)	(1)	2	11,702	220	0

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$29,618	$4,949	$(1,285)	$58	$889	$34,229	$1,449	$924

PIMCO RAE International Fund	83,838	10,911	(5,805)	(67)	2,152	91,029	4,313	5,581

Totals	$113,456	$15,860	$(7,090)	$(9)	$3,041	$125,258	$5,762	$6,505

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

68	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Master Limited Partnerships (“MLPs”) are generally publicly traded entities that are organized as limited partnerships or limited liability companies and are treated as partnerships under the Internal Revenue Code. Currently, most MLPs operate in the energy and/or natural resources sectors. The only asset of an MLP is most commonly the ownership of the limited liability company or limited partnership known as the operating entity, which in turn owns subsidiaries and operating assets. The ownership of an MLP is split between the public and a sponsor. Interests in MLPs (“units”) are often traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, and are intended to receive cash distributions and to have no role in the operation and management of the entity. MLP cash distributions are not guaranteed and depend on each partnership’s or limited liability company’s ability to generate adequate cash flow. The partnership or operating agreements of MLPs determine how cash distributions will be made to general partners and limited partners or to managing members and members, as applicable.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the

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Notes to Financial Statements	(Cont.)

equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government

70	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	71

Notes to Financial Statements	(Cont.)

reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are

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December 31, 2025	(Unaudited)

included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the

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Notes to Financial Statements	(Cont.)

swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does

74	PIMCO EQUITY SERIES

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not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a

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Notes to Financial Statements	(Cont.)

credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ”floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Allocation	X	—	X	—	—	—

Acquired Fund	X	—	X	—	—	—

Equity	X	X	X	X	X	X

Dividend-Oriented Stocks	X	—	—	—	—	—

Value Investing	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—	—

Emerging Markets	X	X	X	X	—	—

China	—	X	—	—	—	—

Sovereign Debt	X	—	—	—	—	—

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Interest Rate	X	—	—	—	—	—

Call	X	—	—	—	—	—

Credit	X	X	X	X	X	X

High Yield and Distressed Company	X	—	—	—	—	—

Distressed Company	—	—	X	—	—	X

Currency	X	X	X	X	—	—

Real Estate	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Small Company	—	—	X	—	—	X

Small-Cap and Mid-Cap Company	X	—	—	—	—	—

Derivatives	X	X	X	X	X	X

Model	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	—	—	—	—	—

Short Exposure	X	—	—	—	—	—

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December 31, 2025	(Unaudited)

Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Exchange-Traded Fund	X	—	—	—	—	—

Tracking Error	X	—	—	—	—	—

Indexing	X	—	—	—	—	—

Collateralized Loan Obligations	X	—	—	—	—	—

Turnover	X	—	—	—	—	—

The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Dividend-Oriented Stocks Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, equity securities with higher dividend yields may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. The Fund’s use of a dividend capture strategy (i.e., purchasing an equity security shortly before the issuer pays a dividend and selling it shortly thereafter) exposes the Fund to higher portfolio turnover, increased trading costs, the potential for capital loss, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading and may result in negative tax consequences.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO or the sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history

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Notes to Financial Statements	(Cont.)

of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks.

Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or the sub-adviser, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory

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or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or the sub-adviser and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or the sub-adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Small Company Risk is the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the sub-adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may fluctuate, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of the Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	79

Notes to Financial Statements	(Cont.)

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt

80	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation,

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Notes to Financial Statements	(Cont.)

income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

82	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C
PIMCO Dividend and Income Fund	0.44%	0.25%	0.35%	0.45%	*(1)	0.35%	0.35%
PIMCO RAE Emerging Markets Fund	0.50%	0.25%	0.35%	N/A		0.35%	N/A
PIMCO RAE Global ex-US Fund	0.40%	0.15%	0.25%	N/A		0.25%	N/A
PIMCO RAE International Fund	0.30%	0.20%	0.30%	N/A		0.30%	N/A
PIMCO RAE US Fund	0.25%	0.15%	0.25%	0.35%	*(1)	0.30%	N/A
PIMCO RAE US Small Fund	0.35%	0.15%	0.25%	N/A		0.30%	N/A

(1)

PIMCO has contractually agreed, through October 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

*	This particular share class has been registered with the SEC, but was not operational during the period ended December 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended December 31, 2025, the Distributor retained $28,839 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)) ; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a

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Notes to Financial Statements	(Cont.)

portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of December 31, 2025 were (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Dividend and Income Fund	$10	$8	$8	$26

PIMCO RAE Emerging Markets Fund	66	81	116	263

PIMCO RAE Global ex-US Fund	3	0	0	3

PIMCO RAE International Fund	46	24	29	99

PIMCO RAE US Fund	71	64	77	212

PIMCO RAE US Small Fund	0	0	73	73

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of PIMCO Dividend and Income Fund and PIMCO RAE US Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$2

PIMCO RAE Emerging Markets Fund	50

PIMCO RAE Global ex-US Fund	2

PIMCO RAE International Fund	12

PIMCO RAE US Fund	30

PIMCO RAE US Small Fund	47

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds and RAE Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds and RAE Acquired Funds in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through October 31, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Dividend and Income Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) indirectly incurred by the PIMCO Dividend and Income Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the PIMCO Dividend and Income Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

84	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

PIMCO has contractually agreed, through October 31, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO RAE Global ex-US Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the RAE Underlying Funds (“RAE Underlying Fund Fees”) indirectly incurred by the PIMCO RAE Global ex-US Fund in connection with its investments in RAE Underlying Funds up to a maximum waived amount that is equal to the PIMCO RAE Global ex-US Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended December 31, 2025, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$0

PIMCO RAE Emerging Markets Fund	0

PIMCO RAE Global ex-US Fund	331

PIMCO RAE International Fund	0

PIMCO RAE US Fund	0

PIMCO RAE US Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dividend and Income Fund	$550,188	$539,516	$80,369	$52,910

PIMCO RAE Emerging Markets Fund	0	0	640,049	699,357

PIMCO RAE Global ex-US Fund	0	0	15,860	7,090

PIMCO RAE International Fund	0	0	122,494	269,376

PIMCO RAE US Fund	0	0	337,742	564,713

PIMCO RAE US Small Fund	0	0	1,262,682	954,899

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dividend and Income Fund				PIMCO RAE Emerging Markets Fund				PIMCO RAE Global ex-US Fund

	Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,793	$25,165	617	$8,015	17,881	$214,405	67,549	$727,292	87	$964	250	$2,441

I-2	417	5,888	652	8,471	5,255	62,595	10,912	116,918	1	0	47	493

Class A	1,000	14,038	1,330	17,201	1,275	14,765	3,274	35,652	139	1,516	153	1,414

Class C	97	1,351	175	2,253	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	49	693	66	856	11,195	134,676	10,083	104,030	592	6,746	621	5,662

I-2	37	522	62	799	1,227	14,611	944	9,656	0	5	1	6

Class A	207	2,932	436	5,593	257	2,998	270	2,719	98	1,085	114	1,010

Class C	13	185	29	373	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,155)	(16,193)	(234)	(3,022)	(26,675)	(319,916)	(43,767)	(463,109)	(266)	(2,953)	(1,159)	(11,347)

I-2	(95)	(1,329)	(320)	(4,143)	(3,390)	(40,754)	(7,541)	(80,239)	(6)	(65)	(50)	(501)

Class A	(901)	(12,603)	(1,745)	(22,457)	(634)	(7,441)	(2,929)	(29,970)	(269)	(2,908)	(417)	(3,941)

Class C	(103)	(1,430)	(317)	(4,075)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,359	$19,219	751	$9,864	6,391	$75,939	38,795	$422,949	376	$4,390	(440)	$(4,763)

	PIMCO RAE International Fund				PIMCO RAE US Fund				PIMCO RAE US Small Fund

	Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,264	$30,239	28,625	$238,335	6,093	$89,769	22,954	$327,892	97,190	$1,107,341	83,724	$927,442

I-2	34	316	274	2,092	172	2,478	600	8,236	9,635	108,858	23,374	252,601

Class A	83	719	82	650	117	1,667	576	7,844	3,468	38,025	13,322	142,609

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,993	54,769	6,580	50,852	12,635	180,624	11,046	154,624	7,595	91,807	3,134	37,521

I-2	94	849	59	451	260	3,673	299	4,138	1,196	14,236	686	8,098

Class A	48	425	50	380	296	4,034	235	3,172	831	9,576	579	6,647

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(19,744)	(182,325)	(28,116)	(225,334)	(21,732)	(319,758)	(31,825)	(448,249)	(35,076)	(406,515)	(32,899)	(362,471)

I-2	(86)	(791)	(229)	(1,844)	(415)	(5,994)	(1,715)	(22,322)	(7,471)	(84,745)	(10,516)	(112,166)

Class A	(41)	(361)	(439)	(3,365)	(250)	(3,492)	(2,359)	(32,537)	(3,898)	(42,886)	(7,807)	(81,890)

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(10,355)	$(96,160)	6,886	$62,217	(2,824)	$(46,999)	(189)	$2,798	73,470	$835,697	73,597	$818,391

†	A zero balance may reflect actual amounts rounding to less than one thousand.

86	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of December 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Dividend and Income Fund	1	0	11%	0%

PIMCO RAE Emerging Markets Fund	2	1	47%	11%

PIMCO RAE Global ex-US Fund	4	0	95%	0%

PIMCO RAE International Fund	2	2	43%	37%

PIMCO RAE US Fund	2	0	61%	0%

PIMCO RAE US Small Fund	3	0	40%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dividend and Income Fund	$65,107	$12,803

PIMCO RAE Emerging Markets Fund*	101,809	67,903

PIMCO RAE Global ex-US Fund	0	0

PIMCO RAE International Fund*	4,363	4,466

PIMCO RAE US Fund	0	0

PIMCO RAE US Small Fund*	8,979	3,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	87

Notes to Financial Statements	(Cont.)	December 31, 2025	(Unaudited)

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Dividend and Income Fund	$278,424	$31,431	$(9,229)	$22,202

PIMCO RAE Emerging Markets Fund	2,136,142	528,410	(162,973)	365,437

PIMCO RAE Global ex-US Fund	110,571	14,729	0	14,729

PIMCO RAE International Fund	421,418	126,317	(5,024)	121,293

PIMCO RAE US Fund	1,026,842	371,433	(61,183)	310,250

PIMCO RAE US Small Fund	2,652,588	518,491	(124,829)	393,662

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

88	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

BMO	BMO Capital Markets Corporation	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UBS	UBS Securities LLC

BSN	The Bank of Nova Scotia - Toronto	MSB	Morgan Stanley Bank, N.A	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate

Bobl	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	TSFR1M	Term SOFR 1-Month

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap

ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	89

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dividend and Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1504	$0.0000	$0.0000	$0.1504

December 2025	$0.1938	$0.0000	$0.0000	$0.1938

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1476	$0.0000	$0.0000	$0.1476

December 2025	$0.1894	$0.0000	$0.0000	$0.1894

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1406	$0.0000	$0.0000	$0.1406

December 2025	$0.1790	$0.0000	$0.0000	$0.1790

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1208	$0.0000	$0.0000	$0.1208

December 2025	$0.1484	$0.0000	$0.0000	$0.1484

PIMCO RAE Emerging Markets Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5239	$0.0000	$0.0000	$0.5239

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5194	$0.0000	$0.0000	$0.5194

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5070	$0.0000	$0.0000	$0.5070

PIMCO RAE Global ex-US Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5391	$0.0000	$0.0000	$0.5391

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5287	$0.0000	$0.0000	$0.5287

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5213	$0.0000	$0.0000	$0.5213

90	PIMCO EQUITY SERIES

(Unaudited)

PIMCO RAE International Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3692	$0.0000	$0.0000	$0.3692

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3658	$0.0000	$0.0000	$0.3658

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3572	$0.0000	$0.0000	$0.3572

PIMCO RAE US Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2961	$0.0000	$0.0000	$0.2961

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2900	$0.0000	$0.0000	$0.2900

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2723	$0.0000	$0.0000	$0.2723

PIMCO RAE US Small Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1353	$0.0000	$0.0000	$0.1353

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1296	$0.0000	$0.0000	$0.1296

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1142	$0.0000	$0.0000	$0.1142

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	91

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

92	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	93

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Equity Series (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund, PIMCO RAE US Small Fund, PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund, and PIMCO REALPATH® Blend 2070 Fund (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026.

In addition, the Board considered and unanimously approved the renewal of the Second Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (the “RAE Funds”), each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

94	PIMCO EQUITY SERIES

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds.

Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the RAE Funds. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services to the RAE Funds. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three-, five- and ten-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratios of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Funds (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds.

The Board also reviewed data comparing certain Funds’ advisory fees and/or management fees to the fee rates PIMCO charged to private funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. The Board noted that where certain funds have a single management fee for advisory and supervisory and administrative services, such as collective investment trusts, the Board reviewed the comparisons of the combination of the advisory fee and supervisory and administrative fee, the Fund’s management fee, to the single management fee for those clients. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds.

The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the

96	PIMCO EQUITY SERIES

(Unaudited)

Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the Funds’ total expense ratios were lower than the total expense ratios of competitor funds. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. The Trustees also considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements were fair and reasonable in light of the services provided, and the fees charged by Research Affiliates under the Sub-Advisory Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

98	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRAEFSTMSAR_123125

PIMCO EQUITY SERIES®

Semiannual Financial and Other Information

December 31, 2025

REALPATH® Blend Funds

PIMCO REALPATH® Blend 2030 Fund

PIMCO REALPATH® Blend 2035 Fund

PIMCO REALPATH® Blend 2040 Fund

PIMCO REALPATH® Blend 2045 Fund

PIMCO REALPATH® Blend 2050 Fund

PIMCO REALPATH® Blend 2055 Fund

PIMCO REALPATH® Blend 2060 Fund

PIMCO REALPATH® Blend 2065 Fund

PIMCO REALPATH® Blend 2070 Fund

PIMCO REALPATH® Blend Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund, PIMCO REALPATH® Blend 2070 Fund and PIMCO REALPATH® Blend Income Fund (each, a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “Act”), equity securities, fixed income instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Funds may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The risks and strategies associated with an investment in a Fund may result from direct investments and/or indirect exposure through investment in Acquired Funds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

2	PIMCO EQUITY SERIES

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

The PIMCO REALPATH® Blend Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO REALPATH® Blend Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the REALPATH® Blend Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO REALPATH® Blend Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire or plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Blend Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at or after the target year indicated in the PIMCO REALPATH® Blend Fund’s name.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the Funds	(Cont.)

refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class A	Class R*	Diversification Status
PIMCO REALPATH® Blend 2030 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2035 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2040 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2045 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2050 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2055 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2060 Fund	12/31/19	12/31/19	12/31/19	—	Diversified
PIMCO REALPATH® Blend 2065 Fund	12/30/22	12/30/22	12/30/22	—	Diversified
PIMCO REALPATH® Blend 2070 Fund	12/31/24	12/31/24	12/31/24	—	Diversified
PIMCO REALPATH® Blend Income Fund	12/31/14	12/31/14	12/31/14	—	Diversified

*	Effective September 1, 2025, Class R shares of the Funds were terminated.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30

4	PIMCO EQUITY SERIES

days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2030 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$13.88	$0.26	$0.78	$1.04	$(0.44)	$(0.05)	0.00	$(0.49)

06/30/2025	12.94	0.43	0.92	1.35	(0.41)	0.00	0.00	(0.41)

06/30/2024	12.22	0.41	0.78	1.19	(0.47)	0.00	0.00	(0.47)

06/30/2023	11.69	0.41	0.58	0.99	(0.28)	(0.18)	0.00	(0.46)

06/30/2022	14.09	0.41	(2.30)	(1.89)	(0.34)	(0.17)	0.00	(0.51)

06/30/2021	11.76	0.34	2.69	3.03	(0.55)	(0.15)	0.00	(0.70)
Class A

07/01/2025 - 12/31/2025+	13.79	0.23	0.76	0.99	(0.41)	(0.05)	0.00	(0.46)

06/30/2025	12.85	0.37	0.92	1.29	(0.35)	0.00	0.00	(0.35)

06/30/2024	12.15	0.36	0.76	1.12	(0.42)	0.00	0.00	(0.42)

06/30/2023	11.62	0.36	0.58	0.94	(0.23)	(0.18)	0.00	(0.41)

06/30/2022	14.02	0.35	(2.30)	(1.95)	(0.28)	(0.17)	0.00	(0.45)

06/30/2021	11.71	0.27	2.68	2.95	(0.49)	(0.15)	0.00	(0.64)

PIMCO REALPATH® Blend 2035 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$15.26	$0.26	$1.02	$1.28	$(0.41)	$(0.32)	0.00	$(0.73)

06/30/2025	14.07	0.43	1.24	1.67	(0.43)	(0.05)	0.00	(0.48)

06/30/2024	13.00	0.42	1.11	1.53	(0.46)	0.00	0.00	(0.46)

06/30/2023	12.08	0.39	0.94	1.33	(0.25)	(0.16)	0.00	(0.41)

06/30/2022	14.54	0.39	(2.34)	(1.95)	(0.34)	(0.17)	0.00	(0.51)

06/30/2021	11.65	0.31	3.11	3.42	(0.44)	(0.09)	0.00	(0.53)
Class A

07/01/2025 - 12/31/2025+	$15.26	0.23	1.00	1.23	(0.37)	(0.32)	0.00	(0.69)

06/30/2025	14.07	0.37	1.24	1.61	(0.37)	(0.05)	0.00	(0.42)

06/30/2024	13.00	0.35	1.13	1.48	(0.41)	0.00	0.00	(0.41)

06/30/2023	12.08	0.33	0.95	1.28	(0.20)	(0.16)	0.00	(0.36)

06/30/2022	14.55	0.32	(2.34)	(2.02)	(0.28)	(0.17)	0.00	(0.45)

06/30/2021	11.67	0.24	3.11	3.35	(0.38)	(0.09)	0.00	(0.47)

PIMCO REALPATH® Blend 2040 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$16.38	$0.26	$1.23	$1.49	$(0.38)	$(0.41)	0.00	$(0.79)

06/30/2025	14.92	0.41	1.54	1.95	(0.46)	(0.03)	0.00	(0.49)

06/30/2024	13.54	0.40	1.43	1.83	(0.45)	0.00	0.00	(0.45)

06/30/2023	12.40	0.37	1.15	1.52	(0.22)	(0.16)	0.00	(0.38)

06/30/2022	14.96	0.38	(2.42)	(2.04)	(0.35)	(0.17)	0.00	(0.52)

06/30/2021	11.68	0.30	3.46	3.76	(0.41)	(0.07)	0.00	(0.48)
Class A

07/01/2025 - 12/31/2025+	16.24	0.22	1.22	1.44	(0.34)	(0.41)	0.00	(0.75)

06/30/2025	14.80	0.35	1.51	1.86	(0.39)	(0.03)	0.00	(0.42)

06/30/2024	13.44	0.34	1.41	1.75	(0.39)	0.00	0.00	(0.39)

06/30/2023	12.32	0.31	1.14	1.45	(0.17)	(0.16)	0.00	(0.33)

06/30/2022	14.88	0.30	(2.39)	(2.09)	(0.30)	(0.17)	0.00	(0.47)

06/30/2021	11.62	0.22	3.45	3.67	(0.34)	(0.07)	0.00	(0.41)

PIMCO REALPATH® Blend 2045 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$17.08	$0.26	$1.42	$1.68	$(0.40)	$(0.32)	0.00	$(0.72)

06/30/2025	15.45	0.39	1.78	2.17	(0.42)	(0.12)	0.00	(0.54)

06/30/2024	13.84	0.39	1.65	2.04	(0.43)	0.00	0.00	(0.43)

06/30/2023	12.54	0.35	1.31	1.66	(0.20)	(0.16)	0.00	(0.36)

06/30/2022	15.11	0.36	(2.42)	(2.06)	(0.32)	(0.19)	0.00	(0.51)

06/30/2021	11.58	0.29	3.69	3.98	(0.38)	(0.07)	0.00	(0.45)
Class A

07/01/2025 - 12/31/2025+	16.93	0.21	1.40	1.61	(0.36)	(0.32)	0.00	(0.68)

06/30/2025	15.32	0.33	1.76	2.09	(0.36)	(0.12)	0.00	(0.48)

06/30/2024	13.73	0.33	1.63	1.96	(0.37)	0.00	0.00	(0.37)

06/30/2023	12.46	0.28	1.31	1.59	(0.16)	(0.16)	0.00	(0.32)

06/30/2022	15.05	0.29	(2.42)	(2.13)	(0.27)	(0.19)	0.00	(0.46)

06/30/2021	11.54	0.21	3.69	3.90	(0.32)	(0.07)	0.00	(0.39)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$14.43	7.45%	$568,186	0.04	%*	0.04	%*	0.04	%*	0.04	%*	3.51	%*	8

13.88	10.62	572,283	0.03		0.04		0.03		0.04		3.26		16

12.94	9.88	610,590	0.03		0.04		0.03		0.04		3.36		22

12.22	8.71	510,421	0.03		0.03		0.03		0.03		3.46		18

11.69	(13.97)	239,698	0.04		0.04		0.04		0.04		3.04		22

14.09	26.14	239,041	0.04		0.04		0.04		0.04		2.59		26

14.32	7.13	8,944	0.49	*	0.49	*	0.49	*	0.49	*	3.10	*	8

13.79	10.22	8,048	0.48		0.49		0.48		0.49		2.82		16

12.85	9.31	8,506	0.48		0.49		0.48		0.49		2.91		22

12.15	8.30	8,479	0.48		0.48		0.48		0.48		3.02		18

11.62	(14.42)	7,847	0.51	(f)	0.51	(f)	0.51	(f)	0.51	(f)	2.56		22

14.02	25.53	9,243	0.54		0.54		0.54		0.54		2.04		26

$15.81	8.34%	$641,927	0.04	%*(h)	0.04	%*(h)	0.04	%*(h)	0.04	%*(h)	3.27	%*	6

15.26	12.14	629,640	0.04		0.05		0.04		0.05		2.98		18

14.07	11.97	640,041	0.04		0.05		0.04		0.05		3.14		14

13.00	11.26	488,420	0.04		0.04		0.04		0.04		3.16		18

12.08	(14.03)	215,450	0.05		0.05		0.05		0.05		2.78		17

14.54	29.68	193,069	0.04		0.05		0.04		0.05		2.32		21

15.80	8.05	9,257	0.49	*(h)	0.49	*(h)	0.49	*(h)	0.49	*(h)	2.83	*	6

15.26	11.67	8,857	0.49		0.50		0.49		0.50		2.52		18

14.07	11.51	8,897	0.49		0.50		0.49		0.50		2.68		14

13.00	10.79	8,308	0.49		0.49		0.49		0.49		2.69		18

12.08	(14.46)	6,983	0.52	(f)	0.52	(f)	0.52	(f)	0.52	(f)	2.29		17

14.55	28.97	7,914	0.54		0.55		0.54		0.55		1.80		21

$17.08	9.08%	$585,046	0.05	%*(i)	0.05	%*(i)	0.05	%*(i)	0.05	%*(i)	3.01	%*	8

16.38	13.29	564,753	0.05		0.06		0.05		0.06		2.68		15

14.92	13.72	565,112	0.06		0.07		0.05		0.06		2.91		19

13.54	12.55	452,132	0.05		0.05		0.05		0.05		2.89		16

12.40	(14.20)	224,639	0.06		0.06		0.06		0.06		2.59		17

14.96	32.50	212,568	0.05		0.06		0.05		0.06		2.20		26

16.93	8.87	12,107	0.50	*(i)	0.50	*(i)	0.50	*(i)	0.50	*(i)	2.58	*	8

16.24	12.79	10,862	0.50		0.51		0.50		0.51		2.25		15

14.80	13.21	9,527	0.51		0.52		0.50		0.51		2.47		19

13.44	12.00	8,655	0.50		0.50		0.50		0.50		2.40		16

12.32	(14.58)	7,441	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.08		17

14.88	31.91	9,024	0.55		0.56		0.55		0.56		1.66		26

$18.04	9.78%	$579,400	0.06	%*	0.06	%*	0.06	%*	0.06	%*	2.80	%*	7

17.08	14.34	564,090	0.05		0.06		0.05		0.06		2.46		16

15.45	14.95	527,937	0.05		0.06		0.05		0.06		2.74		20

13.84	13.48	426,393	0.05		0.05		0.05		0.05		2.68		11

12.54	(14.23)	207,869	0.06		0.06		0.06		0.06		2.47		13

15.11	34.67	200,184	0.05		0.06		0.05		0.06		2.13		22

17.86	9.46	8,955	0.51	*	0.51	*	0.51	*	0.51	*	2.34	*	7

16.93	13.85	8,633	0.50		0.51		0.50		0.51		2.05		16

15.32	14.47	6,582	0.50		0.51		0.50		0.51		2.34		20

13.73	12.97	4,749	0.50		0.50		0.50		0.50		2.19		11

12.46	(14.69)	3,967	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.97		13

15.05	34.03	4,593	0.55		0.56		0.55		0.56		1.57		22

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2050 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$17.53	$0.25	$1.53	$1.78	$(0.39)	$(0.28)	0.00	$(0.67)

06/30/2025	15.84	0.38	1.93	2.31	(0.42)	(0.20)	0.00	(0.62)

06/30/2024	14.07	0.38	1.81	2.19	(0.42)	0.00	0.00	(0.42)

06/30/2023	12.65	0.34	1.43	1.77	(0.19)	(0.16)	0.00	(0.35)

06/30/2022	15.28	0.36	(2.44)	(2.08)	(0.34)	(0.21)	0.00	(0.55)

06/30/2021	11.59	0.29	3.83	4.12	(0.36)	(0.07)	0.00	(0.43)
Class A

07/01/2025 - 12/31/2025+	17.28	0.21	1.51	1.72	(0.35)	(0.28)	0.00	(0.63)

06/30/2025	15.64	0.31	1.88	2.19	(0.35)	(0.20)	0.00	(0.55)

06/30/2024	13.90	0.32	1.79	2.11	(0.37)	0.00	0.00	(0.37)

06/30/2023	12.51	0.27	1.43	1.70	(0.15)	(0.16)	0.00	(0.31)

06/30/2022	15.16	0.29	(2.43)	(2.14)	(0.30)	(0.21)	0.00	(0.51)

06/30/2021	11.51	0.21	3.81	4.02	(0.30)	(0.07)	0.00	(0.37)

PIMCO REALPATH® Blend 2055 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$17.97	$0.25	$1.61	$1.86	$(0.39)	$(0.23)	0.00	$(0.62)

06/30/2025	16.14	0.38	2.02	2.40	(0.43)	(0.14)	0.00	(0.57)

06/30/2024	14.27	0.39	1.90	2.29	(0.40)	(0.02)	0.00	(0.42)

06/30/2023	12.75	0.34	1.50	1.84	(0.19)	(0.13)	0.00	(0.32)

06/30/2022	15.33	0.37	(2.48)	(2.11)	(0.30)	(0.17)	0.00	(0.47)

06/30/2021	11.59	0.29	3.87	4.16	(0.38)	(0.04)	0.00	(0.42)
Class A

07/01/2025 - 12/31/2025+	17.75	0.21	1.58	1.79	(0.35)	(0.23)	0.00	(0.58)

06/30/2025	15.96	0.31	1.98	2.29	(0.36)	(0.14)	0.00	(0.50)

06/30/2024	14.12	0.33	1.87	2.20	(0.34)	(0.02)	0.00	(0.36)

06/30/2023	12.64	0.26	1.50	1.76	(0.15)	(0.13)	0.00	(0.28)

06/30/2022	15.24	0.29	(2.45)	(2.16)	(0.27)	(0.17)	0.00	(0.44)

06/30/2021	11.53	0.21	3.86	4.07	(0.32)	(0.04)	0.00	(0.36)

PIMCO REALPATH® Blend 2060 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$14.16	$0.20	1.28	$1.48	$(0.30)	$(0.14)	0.00	$(0.44)

06/30/2025	12.65	0.30	1.59	1.89	(0.32)	(0.06)	0.00	(0.38)

06/30/2024	11.08	0.30	1.55	1.85	(0.28)	0.00	0.00	(0.28)

06/30/2023	9.84	0.26	1.16	1.42	(0.12)	(0.06)	0.00	(0.18)

06/30/2022	12.47	0.30	(1.85)	(1.55)	(0.27)	(0.81)	0.00	(1.08)

06/30/2021	9.35	0.24	3.12	3.36	(0.24)	0.00	0.00	(0.24)
Class A

07/01/2025 - 12/31/2025+	$14.03	0.17	1.25	1.42	(0.26)	(0.14)	0.00	(0.40)

06/30/2025	12.54	0.24	1.58	1.82	(0.27)	(0.06)	0.00	(0.33)

06/30/2024	10.99	0.24	1.54	1.78	(0.23)	0.00	0.00	(0.23)

06/30/2023	9.78	0.20	1.16	1.36	(0.09)	(0.06)	0.00	(0.15)

06/30/2022	12.43	0.24	(1.84)	(1.60)	(0.24)	(0.81)	0.00	(1.05)

06/30/2021	9.32	0.20	3.11	3.31	(0.20)	0.00	0.00	(0.20)

PIMCO REALPATH® Blend 2065 Fund
Institutional Class

07/01/2025 - 12/31/2025+	$14.04	$0.20	$1.27	$1.47	$(0.21)	$(0.01)	0.00	$(0.22)

06/30/2025	12.79	0.30	1.62	1.92	(0.44)	(0.17)	(0.06)	(0.67)

06/30/2024	11.21	0.31	1.52	1.83	(0.23)	(0.02)	0.00	(0.25)

12/30/2022 - 06/30/2023	10.00	0.12	1.11	1.23	(0.02)	0.00	0.00	(0.02)
Class A

07/01/2025 - 12/31/2025+	14.01	0.17	1.25	1.42	(0.18)	(0.01)	0.00	(0.19)

06/30/2025	12.77	0.24	1.62	1.86	(0.39)	(0.17)	(0.06)	(0.62)

06/30/2024	11.19	0.23	1.55	1.78	(0.18)	(0.02)	0.00	(0.20)

12/30/2022 - 06/30/2023	10.00	0.08	1.12	1.20	(0.01)	0.00	0.00	(0.01)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$18.64	10.11%	$535,643	0.06	%*	0.06	%*	0.06	%*	0.06	%*	2.69	%*	5

17.53	14.88	522,303	0.05		0.06		0.05		0.06		2.33		16

15.84	15.80	470,653	0.05		0.06		0.05		0.06		2.61		29

14.07	14.23	397,754	0.05		0.05		0.05		0.05		2.55		9

12.65	(14.29)	206,038	0.06		0.06		0.06		0.06		2.43		9

15.28	35.82	200,851	0.05		0.06		0.05		0.06		2.08		19

18.37	9.91	13,395	0.51	*	0.51	*	0.51	*	0.51	*	2.23	*	5

17.28	14.27	12,520	0.50		0.51		0.50		0.51		1.92		16

15.64	15.33	9,886	0.50		0.51		0.50		0.51		2.23		29

13.90	13.78	4,854	0.50		0.50		0.50		0.50		2.08		9

12.51	(14.73)	3,704	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.93		9

15.16	35.11	4,896	0.55		0.56		0.55		0.56		1.51		19

$19.21	10.34%	$453,097	0.06	%*	0.06	%*	0.06	%*	0.06	%*	2.61	%*	4

17.97	15.19	450,377	0.05		0.06		0.05		0.06		2.26		16

16.14	16.30	401,820	0.05		0.06		0.05		0.06		2.60		21

14.27	14.69	289,834	0.05		0.05		0.05		0.05		2.51		8

12.75	(14.32)	145,097	0.06		0.06		0.06		0.06		2.47		9

15.33	36.15	122,612	0.06		0.06		0.06		0.06		2.11		14

18.96	10.07	11,434	0.51	*	0.51	*	0.51	*	0.51	*	2.19	*	4

17.75	14.64	10,006	0.50		0.51		0.50		0.51		1.89		16

15.96	15.83	6,817	0.50		0.51		0.50		0.51		2.22		21

14.12	14.14	3,320	0.50		0.50		0.50		0.50		1.99		8

12.64	(14.73)	2,622	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.92		9

15.24	35.46	3,159	0.56		0.56		0.56		0.56		1.52		14

$15.20	10.43%	$209,282	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.60	%*	8

14.16	15.21	204,710	0.05		0.06		0.05		0.06		2.24		18

12.65	16.88	158,655	0.05		0.06		0.05		0.06		2.61		12

11.08	14.69	84,966	0.05		0.05		0.05		0.05		2.52		11

9.84	(13.93)	22,421	0.06		0.06		0.06		0.06		2.60		50

12.47	36.18	11,451	0.06		0.07		0.06		0.07		2.10		20

15.05	10.16	1,401	0.50	*	0.50	*	0.50	*	0.50	*	2.22	*	8

14.03	14.71	1,161	0.50		0.51		0.50		0.51		1.80		18

12.54	16.35	823	0.50		0.51		0.50		0.51		2.10		12

10.99	14.09	802	0.50		0.50		0.50		0.50		1.99		11

9.78	(14.32)	536	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.05		50

12.43	35.70	834	0.56		0.57		0.56		0.57		1.72		20

15.29	10.43	48,936	0.06	*	0.06	*	0.06	*	0.06	*	2.69	*	18

14.04	15.35	39,161	0.05		0.06		0.05		0.06		2.27		28

12.79	16.49	18,944	0.05		0.05		0.05		0.05		2.59		16

11.21	12.29	4,889	0.05	*	3.49	*	0.05	*	3.49	*	2.21	*	8

15.24	10.10	563	0.51	*	0.51	*	0.51	*	0.51	*	2.24	*	18

14.01	14.82	376	0.50		0.51		0.50		0.51		1.84		28

12.77	16.09	208	0.50		0.50		0.50		0.50		1.96		16

11.19	11.99	112	0.50	*	3.94	*	0.50	*	3.94	*	1.48	*	8

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2070 Fund(g)
Institutional Class

07/01/2025 - 12/31/2025+	$10.94	0.15	$0.98	$1.13	$(0.20)	$(0.13)	0.00	$(0.33)

12/31/2024 - 06/30/2025	10.00	0.09	0.85	0.94	0.00	0.00	0.00	0.00
Class A

07/01/2025 - 12/31/2025+	10.92	0.12	0.98	1.10	(0.16)	(0.13)	0.00	(0.29)

12/31/2024 - 06/30/2025	10.00	0.09	0.83	0.92	0.00	0.00	0.00	0.00

PIMCO REALPATH® Blend Income Fund
Institutional Class

07/01/2025 - 12/31/2025+	$11.98	$0.24	$0.54	$0.78	$(0.42)	$0.00	0.00	$(0.42)

06/30/2025	11.30	0.44	0.62	1.06	(0.38)	0.00	0.00	(0.38)

06/30/2024	11.00	0.41	0.39	0.80	(0.50)	0.00	0.00	(0.50)

06/30/2023	10.81	0.45	0.18	0.63	(0.34)	(0.10)	0.00	(0.44)

06/30/2022	12.92	0.43	(2.04)	(1.61)	(0.37)	(0.13)	0.00	(0.50)

06/30/2021	11.58	0.36	1.84	2.20	(0.68)	(0.18)	0.00	(0.86)
Class A

07/01/2025 - 12/31/2025+	11.87	0.21	0.53	0.74	(0.39)	0.00	0.00	(0.39)

06/30/2025	11.21	0.38	0.61	0.99	(0.33)	0.00	0.00	(0.33)

06/30/2024	10.92	0.36	0.38	0.74	(0.45)	0.00	0.00	(0.45)

06/30/2023	10.73	0.40	0.18	0.58	(0.29)	(0.10)	0.00	(0.39)

06/30/2022	12.84	0.37	(2.03)	(1.66)	(0.32)	(0.13)	0.00	(0.45)

06/30/2021	11.53	0.30	1.82	2.12	(0.63)	(0.18)	0.00	(0.81)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.22%.
(g)	Inception date of the Fund was December 31, 2024.
(h)	Effective July 1, 2025, the Fund’s Advisory fees was decreased by 0.01% to an annual rate of 0.01%.
(i)	Effective July 1, 2025, the Fund’s Advisory fees was decreased by 0.01% to an annual rate of 0.02%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.74	10.38%	$4,579	0.06	%*	0.06	%*	0.06	%*	0.06	%*	2.47	%*	1

10.94	9.40	3,294	0.05	*	4.66	*	0.05	*	4.66	*	1.70	*	23

11.73	10.07	77	0.51	*	0.51	*	0.51	*	0.51	*	2.07	*	1

10.92	9.20	56	0.50		5.11		0.50		5.11		1.85		23

$12.34	6.47%	$606,428	0.03	%*	0.04	%*	0.03	%*	0.04	%*	3.88	%*	3

11.98	9.55	644,349	0.03		0.04		0.03		0.04		3.75		14

11.30	7.40	317,089	0.03		0.04		0.03		0.04		3.75		27

11.00	6.01	297,254	0.03		0.03		0.03		0.03		4.14		29

10.81	(12.98)	170,997	0.03		0.04		0.03		0.04		3.49		18

12.92	19.37	191,873	0.03		0.04		0.03		0.04		2.88		17

12.22	6.21	21,779	0.48	*	0.49	*	0.48	*	0.49	*	3.43	*	3

11.87	8.97	22,572	0.48		0.49		0.48		0.49		3.26		14

11.21	6.90	17,913	0.48		0.49		0.48		0.49		3.30		27

10.92	5.59	21,344	0.48		0.48		0.48		0.48		3.70		29

10.73	(13.41)	28,738	0.50	(f)	0.51	(f)	0.50	(f)	0.51	(f)	3.03		18

12.84	18.71	30,699	0.53		0.54		0.53		0.54		2.39		17

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Assets:

Investments, at value
Investments in securities	$266,169	$378,464	$413,847	$462,248
Investments in Affiliates	308,504	268,873	183,362	126,088
Financial Derivative Instruments
Over the counter	118	122	104	96
Cash	0	0	0	0
Receivable for investments sold	20,728	20,388	15,800	12,170
Receivable for Fund shares sold	150	199	170	199
Interest and/or dividends receivable	2	2	2	2
Dividends receivable from Affiliates	1,169	1,018	659	451
Reimbursement receivable from PIMCO	3	4	3	3
Total Assets	596,843	669,070	613,947	601,257

Liabilities:

Financial Derivative Instruments
Over the counter	$85	$96	$88	$88
Payable for investments purchased	499	559	513	512
Payable for investments in Affiliates purchased	18,792	16,647	15,755	11,735
Deposits from counterparty	280	260	300	280
Payable for Fund shares redeemed	38	303	112	257
Accrued investment advisory fees	5	6	11	16
Accrued supervisory and administrative fees	12	13	13	12
Accrued servicing fees	2	2	2	2
Total Liabilities	19,713	17,886	16,794	12,902

Commitments and Contingent Liabilities^

Net Assets	$577,130	$651,184	$597,153	$588,355

Net Assets Consist of:

Paid in capital	$468,852	$503,867	$432,621	$403,841
Distributable earnings (accumulated loss)	108,278	147,317	164,532	184,514

Net Assets	$577,130	$651,184	$597,153	$588,355

Cost of investments in securities	$153,636	$229,210	$250,352	$283,288

Cost of investments in Affiliates	$314,503	$274,036	$187,860	$128,528

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$466,100	$413,836	$190,606	$45,408	$4,193	$220,373
83,184	51,121	20,078	4,055	292	408,585

83	65	27	6	0	146
0	0	0	0	172	0
6,622	0	0	0	13	0
206	186	240	94	3	173
1	2	2	2	0	3
287	196	79	17	1	1,624
3	3	0	0	0	4
556,486	465,409	211,032	49,582	4,674	630,908

$83	$73	$33	$8	$1	$89
489	428	194	45	12	531
6,573	209	81	18	5	1,737
0	0	0	0	0	310
273	142	30	10	0	8
15	13	6	1	0	6
12	11	4	1	0	15
3	2	1	0	0	5
7,448	878	349	83	18	2,701

$549,038	$464,531	$210,683	$49,499	$4,656	$628,207

$358,771	$310,363	$150,478	$39,760	$4,104	$560,497
190,267	154,168	60,205	9,739	552	67,710

$549,038	$464,531	$210,683	$49,499	$4,656	$628,207

$283,122	$266,015	$134,673	$36,073	$3,637	$117,286

$85,588	$52,289	$19,964	$4,014	$288	$410,257

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Statements of Assets and Liabilities	(Cont.)

	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Net Assets

Institutional Class	$568,186	$641,927	$585,046	$579,400
Class A	8,944	9,257	12,107	8,955

Shares Issued and Outstanding:

Institutional Class	39,381	40,598	34,253	32,126
Class A	625	586	715	501

Net Asset Value Per Share Outstanding(a):

Institutional Class	$14.43	$15.81	$17.08	$18.04
Class A	14.32	15.80	16.93	17.86

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$535,643	$453,097	$209,282	$48,936	$4,579	$606,428
13,395	11,434	1,401	563	77	21,779

28,733	23,584	13,773	3,201	390	49,146
729	603	93	37	6	1,782

$18.64	$19.21	$15.20	$15.29	$11.74	$12.34
18.37	18.96	15.05	15.24	11.73	12.22

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Investment Income:

Interest	$13	$10	$9	$8
Dividends	3,431	4,816	5,257	6,015
Dividends from Investments in Affiliates	7,384	6,309	4,136	2,794
Total Income	10,828	11,135	9,402	8,817

Expenses:

Investment advisory fees	30	34	61	92
Supervisory and administrative fees	70	77	73	71
Distribution and/or servicing fees - Class A	11	11	15	11
Trustee fees	13	14	13	13
Interest expense	2	2	2	2
Expense reimbursements recouped	15	17	15	15
Total Expenses	141	155	179	204
Waiver and/or Reimbursement by PIMCO	(13)	(14)	(13)	(12)
Net Expenses	128	141	166	192

Net Investment Income (Loss)	10,700	10,994	9,236	8,625

Net Realized Gain (Loss):

Investments in securities	14,079	10,507	9,388	9,960
Investments in Affiliates	(4,784)	(1,668)	(944)	(813)
Net capital gain distributions received from investments	1,439	1,928	2,087	2,300
Exchange-traded or centrally cleared financial derivative instruments	(813)	0	0	0
Over the counter financial derivative instruments	571	587	503	463

Net Realized Gain (Loss)	10,492	11,354	11,034	11,910

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	12,811	26,015	29,701	33,920
Investments in Affiliates	8,231	4,583	2,766	2,000
Exchange-traded or centrally cleared financial derivative instruments	720	0	0	0
Over the counter financial derivative instruments	483	477	401	386

Net Change in Unrealized Appreciation (Depreciation)	22,245	31,075	32,868	36,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,437	$53,423	$53,138	$56,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$6	$3	$1	$0	$0	$12
6,089	5,358	2,518	592	46	2,599
1,817	1,220	497	98	5	10,504
7,912	6,581	3,016	690	51	13,115

86	74	34	8	1	34
71	60	24	5	0	90
17	14	2	1	0	28
12	10	5	1	0	18
1	1	0	0	0	4
14	12	0	1	0	16
201	171	65	16	1	190
(12)	(10)	0	(1)	0	(18)
189	161	65	15	1	172

7,723	6,420	2,951	675	50	12,943

9,580	8,522	3,813	186	1	9,932
(300)	(26)	(62)	1	0	(9,314)
2,272	1,997	966	233	0	1,137
0	0	0	0	0	(424)
435	361	166	34	2	644

11,987	10,854	4,883	454	3	1,975

34,311	30,354	14,326	3,732	330	11,213
910	390	204	20	1	14,926
0	0	0	0	0	375
324	248	105	20	1	619

35,545	30,992	14,635	3,772	332	27,133

$55,255	$48,266	$22,469	$4,901	$385	$42,051

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Statements of Changes in Net Assets

	PIMCO REALPATH® Blend 2030 Fund		PIMCO REALPATH® Blend 2035 Fund		PIMCO REALPATH® Blend 2040 Fund		PIMCO REALPATH® Blend 2045 Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,700	$19,362	$10,994	$18,958	$9,236	$15,206	$8,625	$13,406
Net realized gain (loss)	10,492	5,496	11,354	14,341	11,034	15,525	11,910	11,905
Net change in unrealized appreciation (depreciation)	22,245	36,432	31,075	41,118	32,868	41,369	36,306	49,194

Net Increase (Decrease) in Net Assets Resulting from Operations	43,437	61,290	53,423	74,417	53,138	72,100	56,841	74,505

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(18,833)	(17,683)	(28,998)	(20,563)	(26,642)	(17,042)	(22,894)	(17,670)
Class A	(277)	(225)	(392)	(276)	(521)	(278)	(329)	(223)

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0

Total Distributions(b)	(19,110)	(17,908)	(29,390)	(20,839)	(27,163)	(17,320)	(23,223)	(17,893)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(27,528)	(82,147)	(11,346)	(64,019)	(4,437)	(53,804)	(17,986)	(18,408)

Total Increase (Decrease) in Net Assets	(3,201)	(38,765)	12,687	(10,441)	21,538	976	15,632	38,204

Net Assets:

Beginning of period	580,331	619,096	638,497	648,938	575,615	574,639	572,723	534,519
End of period	$577,130	$580,331	$651,184	$638,497	$597,153	$575,615	$588,355	$572,723

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was December 31, 2024.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2050 Fund		PIMCO REALPATH® Blend 2055 Fund		PIMCO REALPATH® Blend 2060 Fund		PIMCO REALPATH® Blend 2065 Fund		PIMCO REALPATH® Blend 2070 Fund		PIMCO REALPATH® Blend Income Fund

Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025(a)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

$7,723	$11,630	$6,420	$9,751	$2,951	$3,946	$675	$586	$50	$26	$12,943	$18,396
11,987	9,666	10,854	6,344	4,883	2,114	454	329	3	39	1,975	(8,559)
35,545	49,546	30,992	45,468	14,635	20,366	3,772	3,506	332	227	27,133	48,232

55,255	70,842	48,266	61,563	22,469	26,426	4,901	4,421	385	292	42,051	58,069

(19,181)	(17,737)	(14,739)	(14,063)	(6,145)	(4,864)	(682)	(1,167)	(123)	0	(20,151)	(12,694)
(446)	(388)	(342)	(261)	(37)	(24)	(7)	(12)	(2)	0	(680)	(529)

0	0	0	0	0	0	0	(118)	0	0	0	0
0	0	0	0	0	0	0	(1)	0	0	0	0

(19,627)	(18,125)	(15,081)	(14,324)	(6,182)	(4,888)	(689)	(1,298)	(125)	0	(20,831)	(13,223)

(21,413)	1,567	(29,037)	4,507	(11,475)	24,855	5,750	17,262	1,046	3,058	(59,934)	287,073

14,215	54,284	4,148	51,746	4,812	46,393	9,962	20,385	1,306	3,350	(38,714)	331,919

534,823	480,539	460,383	408,637	205,871	159,478	39,537	19,152	3,350	0	666,921	335,002
$549,038	$534,823	$464,531	$460,383	$210,683	$205,871	$49,499	$39,537	$4,656	$3,350	$628,207	$666,921

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 46.1%

MUTUAL FUNDS 45.9%

Vanguard Developed Markets Index Fund ‘Institutional’	3,362,239	$67,547

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	675,985	22,929

Vanguard Institutional Index Fund ‘Institutional Plus’	300,957	166,150

Vanguard Small-Cap Index Fund ‘Institutional’	66,630	8,234

Total Mutual Funds (Cost $152,328)		264,860

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	540,123	540

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.828% due 02/03/2026 - 04/14/2026 (a)(b)(e)(g)	$773	769

Total Short-Term Instruments (Cost $1,308)		1,309

Total Investments in Securities (Cost $153,636)		266,169

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 53.5%

MUTUAL FUNDS (c) 48.8%

PIMCO Emerging Markets Local Currency and Bond Fund	2,566,357	$16,399

PIMCO High Yield Fund	520,860	4,261

PIMCO Income Fund	4,395,823	48,310

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,188,551	11,802

PIMCO Long-Term Real Return Fund	4,515,506	52,064

PIMCO Long-Term U.S. Government Fund	3,346,908	46,890

PIMCO Real Return Fund	2,875,553	29,820

PIMCO Total Return Fund	8,128,126	72,015

Total Mutual Funds (Cost $287,582)		281,561

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	2,766,000	$26,943

Total Short-Term Instruments (Cost $26,921)		26,943

Total Investments in Affiliates (Cost $314,503)		308,504

Total Investments 99.6% (Cost $468,139)		$574,673

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		33

Other Assets and Liabilities, net 0.4%		2,424

Net Assets 100.0%		$577,130

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)

Securities with an aggregate market value of $151 have been pledged as collateral as of December 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	18,549	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$10,110	$0	$118	$118	$0

JPM	Receive	FNRETR Index	283	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	7,233	0	(29)	0	(29)
	Receive	FNRETR Index	158	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	4,038	0	(17)	0	(17)

MYI	Receive	FNRETR Index	339	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	8,664	0	(34)	0	(34)
	Receive	FNRETR Index	31	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	792	0	(3)	0	(3)
	Receive	FNRETR Index	15	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	384	0	(2)	0	(2)

Total Swap Agreements								$0	$33	$118	$(85)

20	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$118	$118	$0	$0	$0	$0	$118	$(280)	$(162)
JPM	0	0	0	0	0	0	(46)	(46)	(46)	341	295
MYI	0	0	0	0	0	0	(39)	(39)	(39)	276	237

Total Over the Counter	$0	$0	$118	$118	$0	$0	$(85)	$(85)

(g)

Securities with an aggregate market value of $617 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$118	$0	$0	$0	$0	$118

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$85	$0	$0	$85

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,269)	$0	$0	$(1,269)
Written Options	0	0	456	0	0	456

	$0	$0	$(813)	$0	$0	$(813)

Over the counter
Swap Agreements	$412	$0	$159	$0	$0	$571

	$412	$0	$(654)	$0	$0	$(242)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1,127	$0	$0	$1,127
Written Options	0	0	(407)	0	0	(407)

	$0	$0	$720	$0	$0	$720

Over the counter
Swap Agreements	$457	$0	$26	$0	$0	$483

	$457	$0	$746	$0	$0	$1,203

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$264,860	$0	$0	$264,860
Short-Term Instruments
Mutual Funds	0	540	0	540
U.S. Treasury Bills	0	769	0	769

	$264,860	$1,309	$0	$266,169

Investments in Affiliates, at Value
Mutual Funds	281,561	0	0	281,561
Short-Term Instruments
Central Funds Used for Cash Management Purposes	26,943	0	0	26,943

	$308,504	$0	$0	$308,504

Total Investments	$573,364	$1,309	$0	$574,673

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Over the counter	$0	$118	$0	$118

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(85)	$0	$(85)

Total Financial Derivative Instruments	$0	$33	$0	$33

Totals	$573,364	$1,342	$0	$574,706

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

22	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 58.1%

MUTUAL FUNDS 57.9%

Vanguard Developed Markets Index Fund ‘Institutional’	3,115,168	$97,847

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,051,826	35,678

Vanguard Institutional Index Fund ‘Institutional Plus’	412,192	227,559

Vanguard Small-Cap Index Fund ‘Institutional’	130,287	16,101

Total Mutual Funds (Cost $227,931)		377,185

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	594,296	594

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.776% due 01/15/2026 - 04/14/2026 (a)(b)(f)	$688	685

Total Short-Term Instruments (Cost $1,278)		1,279

Total Investments in Securities (Cost $229,210)		378,464

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 41.3%

MUTUAL FUNDS (c) 36.9%

PIMCO Emerging Markets Local Currency and Bond Fund	2,285,567	$14,605

PIMCO High Yield Fund	410,533	3,358

PIMCO Income Fund	3,643,254	40,039

PIMCO International Bond Fund (U.S. Dollar-Hedged)	904,933	8,986

PIMCO Long-Term Real Return Fund	4,048,584	46,680

PIMCO Long-Term U.S. Government Fund	2,929,689	41,045

PIMCO Real Return Fund	2,509,340	26,022

PIMCO Total Return Fund	6,708,249	59,435

Total Mutual Funds (Cost $245,354)		240,170

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	2,946,570	$28,703

Total Short-Term Instruments (Cost $28,682)		28,703

Total Investments in Affiliates (Cost $274,036)		268,873

Total Investments 99.4% (Cost $503,246)		$647,337

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		26

Other Assets and Liabilities, net 0.6%		3,821

Net Assets 100.0%		$651,184

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	19,247	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$10,491	$0	$122	$122	$0

JPM	Receive	FNRETR Index	320	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	8,179	0	(33)	0	(33)
	Receive	FNRETR Index	199	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	5,086	0	(21)	0	(21)

MYI	Receive	FNRETR Index	369	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	9,431	0	(36)	0	(36)
	Receive	FNRETR Index	29	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	741	0	(3)	0	(3)
	Receive	FNRETR Index	24	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	613	0	(3)	0	(3)

Total Swap Agreements								$0	$26	$122	$(96)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$122	$122	$0	$0	$0	$0	$122	$(260)	$(138)
JPM	0	0	0	0	0	0	(54)	(54)	(54)	391	337
MYI	0	0	0	0	0	0	(42)	(42)	(42)	294	252

Total Over the Counter	$0	$0	$122	$122	$0	$0	$(96)	$(96)

(f)

Securities with an aggregate market value of $685 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$122	$0	$0	$0	$0	$122

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$96	$0	$0	$96

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$415	$0	$172	$0	$0	$587

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$457	$0	$20	$0	$0	$477

24	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$377,185	$0	$0	$377,185
Short-Term Instruments
Mutual Funds	0	594	0	594
U.S. Treasury Bills	0	685	0	685

	$377,185	$1,279	$0	$378,464

Investments in Affiliates, at Value
Mutual Funds	240,170	0	0	240,170
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,703	0	0	28,703

	$268,873	$0	$0	$268,873

Total Investments	$646,058	$1,279	$0	$647,337

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Over the counter	$0	$122	$0	$122

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(96)	$0	$(96)

Total Financial Derivative Instruments	$0	$26	$0	$26

Totals	$646,058	$1,305	$0	$647,363

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.3%

MUTUAL FUNDS 69.1%

Vanguard Developed Markets Index Fund ‘Institutional’	3,395,783	$106,661

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,236,979	41,959

Vanguard Institutional Index Fund ‘Institutional Plus’	446,864	246,700

Vanguard Small-Cap Index Fund ‘Institutional’	139,844	17,282

Total Mutual Funds (Cost $249,107)		412,602

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	572,057	572

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.746% due 01/15/2026 - 04/14/2026 (a)(b)(f)	$677	673

Total Short-Term Instruments (Cost $1,245)		1,245

Total Investments in Securities (Cost $250,352)		413,847

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 30.7%

MUTUAL FUNDS (c) 25.8%

PIMCO Emerging Markets Local Currency and Bond Fund	1,697,062	$10,844

PIMCO High Yield Fund	253,407	2,073

PIMCO Income Fund	2,255,308	24,786

PIMCO International Bond Fund (U.S. Dollar-Hedged)	661,204	6,566

PIMCO Long-Term Real Return Fund	2,680,556	30,907

PIMCO Long-Term U.S. Government Fund	1,659,074	23,243

PIMCO Real Return Fund	1,635,658	16,962

PIMCO Total Return Fund	4,340,055	38,453

Total Mutual Funds (Cost $158,363)		153,834

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short-Term Floating NAV Portfolio III	3,031,337	$29,528

Total Short-Term Instruments (Cost $29,497)		29,528

Total Investments in Affiliates (Cost $187,860)		183,362

Total Investments 100.0% (Cost $438,212)		$597,209

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		16

Other Assets and Liabilities, net 0.0%		(72)

Net Assets 100.0%		$597,153

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	16,317	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$8,894	$0	$104	$104	$0

JPM	Receive	FNRETR Index	298	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	7,616	0	(31)	0	(31)
	Receive	FNRETR Index	206	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	5,265	0	(22)	0	(22)

MYI	Receive	FNRETR Index	323	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	8,255	0	(31)	0	(31)
	Receive	FNRETR Index	40	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	1,022	0	(4)	0	(4)

Total Swap Agreements								$0	$16	$104	$(88)

26	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$104	$104	$0	$0	$0	$0	$104	$(300)	$(196)
JPM	0	0	0	0	0	0	(53)	(53)	(53)	381	328
MYI	0	0	0	0	0	0	(35)	(35)	(35)	292	257

Total Over the Counter	$0	$0	$104	$104	$0	$0	$(88)	$(88)

(f)

Securities with an aggregate market value of $673 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$104	$0	$0	$0	$0	$104

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$88	$0	$0	$88

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$347	$0	$156	$0	$0	$503

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$380	$0	$21	$0	$0	$401

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$412,602	$0	$0	$412,602
Short-Term Instruments
Mutual Funds	0	572	0	572
U.S. Treasury Bills	0	673	0	673

	$412,602	$1,245	$0	$413,847

Investments in Affiliates, at Value
Mutual Funds	153,834	0	0	153,834
Short-Term Instruments
Central Funds Used for Cash Management Purposes	29,528	0	0	29,528

	$183,362	$0	$0	$183,362

Total Investments	$595,964	$1,245	$0	$597,209

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Over the counter	$0	$104	$0	$104

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(88)	$0	$(88)

Total Financial Derivative Instruments	$0	$16	$0	$16

Totals	$595,964	$1,261	$0	$597,225

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

28	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.6%

MUTUAL FUNDS 78.4%

Vanguard Developed Markets Index Fund ‘Institutional’	4,040,872	$126,924

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,318,089	44,710

Vanguard Institutional Index Fund ‘Institutional Plus’	492,633	271,968

Vanguard Small-Cap Index Fund ‘Institutional’	141,957	17,543

Total Mutual Funds (Cost $282,185)		461,145

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	567,261	567

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.716% due 02/03/2026 - 04/14/2026 (a)(b)(f)	$541	536

Total Short-Term Instruments (Cost $1,103)		1,103

Total Investments in Securities (Cost $283,288)		462,248

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 21.4%

MUTUAL FUNDS (c) 16.5%

PIMCO Emerging Markets Local Currency and Bond Fund	1,393,341	$8,903

PIMCO High Yield Fund	21,044	172

PIMCO Income Fund	1,123,165	12,344

PIMCO International Bond Fund (U.S. Dollar-Hedged)	488,384	4,850

PIMCO Long-Term Real Return Fund	1,524,864	17,582

PIMCO Long-Term U.S. Government Fund	1,139,339	15,962

PIMCO Real Return Fund	1,248,537	12,947

PIMCO Total Return Fund	2,755,963	24,418

Total Mutual Funds (Cost $99,618)		97,178

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short-Term Floating NAV Portfolio III	2,967,915	$28,910

Total Short-Term Instruments (Cost $28,910)		28,910

Total Investments in Affiliates (Cost $128,528)		126,088

Total Investments 100.0% (Cost $411,816)		$588,336

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		8

Other Assets and Liabilities, net 0.0%		11

Net Assets 100.0%		$588,355

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	15,095	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$8,228	$0	$96	$96	$0

JPM	Receive	FNRETR Index	329	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	8,409	0	(34)	0	(34)
	Receive	FNRETR Index	192	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	4,907	0	(20)	0	(20)

MYI	Receive	FNRETR Index	299	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	7,642	0	(28)	0	(28)
	Receive	FNRETR Index	33	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	843	0	(4)	0	(4)
	Receive	FNRETR Index	14	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	358	0	(2)	0	(2)

Total Swap Agreements								$0	$8	$96	$(88)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$96	$96	$0	$0	$0	$0	$96	$(280)	$(184)
JPM	0	0	0	0	0	0	(54)	(54)	(54)	261	207
MYI	0	0	0	0	0	0	(34)	(34)	(34)	275	241

Total Over the Counter	$0	$0	$96	$96	$0	$0	$(88)	$(88)

(f)

Securities with an aggregate market value of $536 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$96	$0	$0	$0	$0	$96

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$88	$0	$0	$88

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$336	$0	$127	$0	$0	$463

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$359	$0	$27	$0	$0	$386

30	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$461,145	$0	$0	$461,145
Short-Term Instruments
Mutual Funds	0	567	0	567
U.S. Treasury Bills	0	536	0	536

	$461,145	$1,103	$0	$462,248

Investments in Affiliates, at Value
Mutual Funds	97,178	0	0	97,178
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,910	0	0	28,910

	$126,088	$0	$0	$126,088

Total Investments	$587,233	$1,103	$0	$588,336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Over the counter	$0	$96	$0	$96

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(88)	$0	$(88)

Total Financial Derivative Instruments	$0	$8	$0	$8

Totals	$587,233	$1,111	$0	$588,344

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.9%

MUTUAL FUNDS 84.7%

Vanguard Developed Markets Index Fund ‘Institutional’	4,243,473	$133,287

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,291,611	43,811

Vanguard Institutional Index Fund ‘Institutional Plus’	487,576	269,176

Vanguard Small-Cap Index Fund ‘Institutional’	150,293	18,573

Total Mutual Funds (Cost $281,870)		464,847

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	589,087	589

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.813% due 01/15/2026 - 02/24/2026 (a)(b)(f)	$665	664

Total Short-Term Instruments (Cost $1,252)		1,253

Total Investments in Securities (Cost $283,122)		466,100

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 15.1%

MUTUAL FUNDS (c) 10.1%

PIMCO Emerging Markets Local Currency and Bond Fund	647,028	$4,135

PIMCO Income Fund	587,805	6,460

PIMCO International Bond Fund (U.S. Dollar-Hedged)	278,736	2,768

PIMCO Long-Term Real Return Fund	804,297	9,274

PIMCO Long-Term U.S. Government Fund	716,300	10,035

PIMCO Real Return Fund	808,373	8,383

PIMCO Total Return Fund	1,671,445	14,809

Total Mutual Funds (Cost $58,299)		55,864

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	2,804,686	$27,320

Total Short-Term Instruments (Cost $27,289)		27,320

Total Investments in Affiliates (Cost $85,588)		83,184

Total Investments 100.0% (Cost $368,710)		$549,284

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		0

Other Assets and Liabilities, net 0.0%		(246)

Net Assets 100.0%		$549,038

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	13,037	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$7,106	$0	$83	$83	$0

JPM	Receive	FNRETR Index	357	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	9,124	0	(37)	0	(37)
	Receive	FNRETR Index	83	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	2,121	0	(9)	0	(9)

MYI	Receive	FNRETR Index	329	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	8,409	0	(31)	0	(31)
	Receive	FNRETR Index	39	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	997	0	(4)	0	(4)
	Receive	FNRETR Index	21	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	537	0	(2)	0	(2)

Total Swap Agreements								$0	$0	$83	$(83)

32	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$83	$83	$0	$0	$0	$0	$83	$0	$83
JPM	0	0	0	0	0	0	(46)	(46)	(46)	362	316
MYI	0	0	0	0	0	0	(37)	(37)	(37)	302	265

Total Over the Counter	$0	$0	$83	$83	$0	$0	$(83)	$(83)

(f)

Securities with an aggregate market value of $664 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$83	$0	$0	$0	$0	$83

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$83	$0	$0	$83

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$301	$0	$134	$0	$0	$435

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$311	$0	$13	$0	$0	$324

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$464,847	$0	$0	$464,847
Short-Term Instruments
Mutual Funds	0	589	0	589
U.S. Treasury Bills	0	664	0	664

	$464,847	$1,253	$0	$466,100

Investments in Affiliates, at Value
Mutual Funds	55,864	0	0	55,864
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,320	0	0	27,320

	$83,184	$0	$0	$83,184

Total Investments	$548,031	$1,253	$0	$549,284

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(83)	$0	$(83)

Total Financial Derivative Instruments	$0	$0	$0	$0

Total	$548,031	$1,253	$0	$549,284

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

34	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.1%

MUTUAL FUNDS 88.9%

Vanguard Developed Markets Index Fund ‘Institutional’	3,794,310	$119,179

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,169,957	39,685

Vanguard Institutional Index Fund ‘Institutional Plus’	426,326	235,362

Vanguard Small-Cap Index Fund ‘Institutional’	149,308	18,452

Total Mutual Funds (Cost $264,857)		412,678

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	564,941	565

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
3.824% due 02/03/2026 - 04/07/2026 (a)(b)(f)	$597	593

Total Short-Term Instruments (Cost $1,158)		1,158

Total Investments in Securities (Cost $266,015)		413,836

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.0%

MUTUAL FUNDS (c) 6.3%

PIMCO Emerging Markets Local Currency and Bond Fund	248,450	$1,588

PIMCO Income Fund	330,269	3,630

PIMCO International Bond Fund (U.S. Dollar-Hedged)	114,578	1,138

PIMCO Long-Term Real Return Fund	423,685	4,885

PIMCO Long-Term U.S. Government Fund	322,735	4,520

PIMCO Real Return Fund	519,460	5,387

PIMCO Total Return Fund	925,514	8,200

Total Mutual Funds (Cost $30,517)		29,348

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	2,235,177	$21,773

Total Short-Term Instruments (Cost $21,772)		21,773

Total Investments in Affiliates (Cost $52,289)		51,121

Total Investments 100.1% (Cost $318,304)		$464,957

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(8)

Other Assets and Liabilities, net (0.1)%		(418)

Net Assets 100.0%		$464,531

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	10,215	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$5,568	$0	$65	$65	$0

JPM	Receive	FNRETR Index	320	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	8,179	0	(33)	0	(33)
	Receive	FNRETR Index	65	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	1,661	0	(7)	0	(7)

MYI	Receive	FNRETR Index	279	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	7,131	0	(28)	0	(28)
	Receive	FNRETR Index	18	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	460	0	(2)	0	(2)
	Receive	FNRETR Index	26	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	664	0	(3)	0	(3)

Total Swap Agreements								$0	$(8)	$65	$(73)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$65	$65	$0	$0	$0	$0	$65	$0	$65
JPM	0	0	0	0	0	0	(40)	(40)	(40)	321	281
MYI	0	0	0	0	0	0	(33)	(33)	(33)	272	239

Total Over the Counter	$0	$0	$65	$65	$0	$0	$(73)	$(73)

(f)

Securities with an aggregate market value of $593 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$65	$0	$0	$0	$0	$65

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$73	$0	$0	$73

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$242	$0	$119	$0	$0	$361

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$238	$0	$10	$0	$0	$248

36	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$412,678	$0	$0	$412,678
Short-Term Instruments
Mutual Funds	0	565	0	565
U.S. Treasury Bills	0	593	0	593

	$412,678	$1,158	$0	$413,836

Investments in Affiliates, at Value
Mutual Funds	29,348	0	0	29,348
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21,773	0	0	21,773

	$51,121	$0	$0	$51,121

Total Investments	$463,799	$1,158	$0	$464,957

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$65	$0	$65

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(73)	$0	$(73)

Total Financial Derivative Instruments	$0	$(8)	$0	$(8)

Totals	$463,799	$1,150	$0	$464,949

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%

MUTUAL FUNDS 90.1%

Vanguard Developed Markets Index Fund ‘Institutional’	2,688,059	$54,003

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	530,035	17,979

Vanguard Institutional Index Fund ‘Institutional Plus’	197,559	109,067

Vanguard Small-Cap Index Fund ‘Institutional’	71,843	8,878

Total Mutual Funds (Cost $133,994)		189,927

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (b)	679,070	679

Total Short-Term Instruments (Cost $679)		679

Total Investments in Securities (Cost $134,673)		190,606

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.6%

MUTUAL FUNDS (a) 4.9%

PIMCO Emerging Markets Local Currency and Bond Fund	113,909	$728

PIMCO Income Fund	110,351	1,213

PIMCO International Bond Fund (U.S. Dollar-Hedged)	25,775	256

PIMCO Long-Term Real Return Fund	133,801	1,542

PIMCO Long-Term U.S. Government Fund	108,436	1,519

PIMCO Real Return Fund	218,791	2,269

PIMCO Total Return Fund	307,987	2,729

Total Mutual Funds (Cost $10,142)		10,256

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	1,008,306	$9,822

Total Short-Term Instruments (Cost $9,821)		9,822

Total Investments in Affiliates (Cost $19,964)		20,078

Total Investments 100.0% (Cost $154,637)		$210,684

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(6)

Other Assets and Liabilities, net 0.0%		5

Net Assets 100.0%		$210,683

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	4,245	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$	2,314	$0	$27	$27	$0

JPM	Receive	FNRETR Index	141	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026		3,604	0	(15)	0	(15)
	Receive	FNRETR Index	69	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026		1,763	0	(7)	0	(7)

MYI	Receive	FNRETR Index	103	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026		2,632	0	(10)	0	(10)
	Receive	FNRETR Index	3	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026		77	0	0	0	0
	Receive	FNRETR Index	5	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026		128	0	(1)	0	(1)

Total Swap Agreements									$0	$(6)	$27	$(33)

38	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$27	$27	$0	$0	$0	$0	$27	$0	$27
JPM	0	0	0	0	0	0	(22)	(22)	(22)	0	(22)
MYI	0	0	0	0	0	0	(11)	(11)	(11)	0	(11)

Total Over the Counter	$0	$0	$27	$27	$0	$0	$(33)	$(33)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$27	$0	$0	$0	$0	$27

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$33	$0	$0	$33

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$107	$0	$59	$0	$0	$166

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$98	$0	$7	$0	$0	$105

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$189,927	$0	$0	$189,927
Short-Term Instruments
Mutual Funds	0	679	0	679

	$189,927	$679	$0	$190,606

Investments in Affiliates, at Value
Mutual Funds	10,256	0	0	10,256
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,822	0	0	9,822

	$20,078	$0	$0	$20,078

Total Investments	$210,005	$679	$0	$210,684

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$0	$(6)	$0	$(6)

Totals	$210,005	$673	$0	$210,678

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.7%

MUTUAL FUNDS 91.1%

Vanguard Developed Markets Index Fund ‘Institutional’	631,857	$12,694

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	94,740	4,226

Vanguard Institutional Index Fund ‘Institutional’	47,066	25,984

Vanguard Small-Cap Index Fund ‘Admiral’	17,879	2,210

Total Mutual Funds (Cost $35,780)		45,114

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (b)	293,884	294

Total Short-Term Instruments (Cost $294)		294

Total Investments in Securities (Cost $36,073)		45,408

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.2%

MUTUAL FUNDS (a) 4.1%

PIMCO Emerging Markets Local Currency and Bond Fund	24,528	$157

PIMCO Income Fund	13,852	152

PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,869	38

PIMCO Long-Term Real Return Fund	33,379	385

PIMCO Long-Term U.S. Government Fund	26,653	373

PIMCO Real Return Fund	51,194	531

PIMCO Total Return Fund	40,860	362

Total Mutual Funds (Cost $1,958)		1,998

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	211,120	$2,057

Total Short-Term Instruments (Cost $2,056)		2,057

Total Investments in Affiliates (Cost $4,014)		4,055

Total Investments 99.9% (Cost $40,087)		$49,463

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(2)

Other Assets and Liabilities, net 0.1%		38

Net Assets 100.0%		$49,499

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	908	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$495	$0	$6	$6	$0
JPM	Receive	FNRETR Index	24	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026	613	0	(3)	0	(3)
	Receive	FNRETR Index	23	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	588	0	(3)	0	(3)
MYI	Receive	FNRETR Index	14	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026	358	0	(1)	0	(1)
	Receive	FNRETR Index	10	4.440% (SOFR plus a specified spread)	Monthly	02/04/2026	256	0	(1)	0	(1)
	Receive	FNRETR Index	4	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	102	0	0	0	0

Total Swap Agreements								$0	$(2)	$6	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$6	$6	$0	$0	$0	$0	$6	$0	$6
JPM	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
MYI	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)

Total Over the Counter	$0	$0	$6	$6	$0	$0	$(8)	$(8)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$6	$0	$0	$0	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$8	$0	$0	$8

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$22	$0	$12	$0	$0	$34

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$19	$0	$1	$0	$0	$20

42	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$45,114	$0	$0	$45,114
Short-Term Instruments
Mutual Funds	0	294	0	294

	$45,114	$294	$0	$45,408

Investments in Affiliates, at Value
Mutual Funds	1,998	0	0	1,998
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,057	0	0	2,057

	$4,055	$0	$0	$4,055

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Total Investments	$49,169	$294	$0	$49,463

Financial Derivative Instruments - Assets
Over the counter	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$0	$(2)	$0	$(2)

Totals	$49,169	$292	$0	$49,461

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Schedule of Investments	PIMCO REALPATH® Blend 2070 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.0%

MUTUAL FUNDS 90.0%

Vanguard Developed Markets Index Fund ‘Admiral’	58,208	$1,168

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	8,937	399

Vanguard S&P 500 ETF	3,855	2,417

Vanguard Small-Cap Index Fund ‘Admiral’	1,688	209

Total Mutual Funds (Cost $3,637)		4,193

Total Investments in Securities (Cost $3,637)		4,193

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.3%

MUTUAL FUNDS (a) 3.9%

PIMCO Emerging Markets Local Currency and Bond Fund	2,076	$13

PIMCO Income Fund	1,160	13

PIMCO International Bond Fund (U.S. Dollar-Hedged)	421	4

PIMCO Long-Term Real Return Fund	2,884	33

PIMCO Long-Term U.S. Government Fund	2,317	32

PIMCO Real Return Fund	4,898	51

PIMCO Total Return Fund	3,713	33

Total Mutual Funds (Cost $176)		179

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%

PIMCO Short-Term Floating NAV Portfolio III	11,559	$113

Total Short-Term Instruments (Cost $112)		113

Total Investments in Affiliates (Cost $288)		292

Total Investments 96.3% (Cost $3,925)		$4,485

Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(1)

Other Assets and Liabilities, net 3.7%		172

Net Assets 100.0%		$4,656

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	12	0.000%	Maturity	02/17/2026	$	6	$0	$0	$0	$0

JPM	Receive	FNRETR Index	6	25558.210%	Maturity	02/04/2026		153	0	(1)	0	(1)
	Receive	BERYTR Index	71	0.000%	Maturity	02/17/2026		39	0	0	0	0
	Receive	FNRETR Index	1	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026		26	0	0	0	0

Total Swap Agreements									$0	$(1)	$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$0	$0	$0	$0	$(1)	$(1)	$(1)	$0	$(1)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$1	$0	$0	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized on Gain (Loss) Financial Derivative Instruments
Over the counter
Swap Agreements	$2	$0	$0	$0	$0	$2

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$1	$0	$0	$0	$0	$1

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$4,193	$0	$0	$4,193

	$4,193	$0	$0	$4,193

Investments in Affiliates, at Value
Mutual Funds	179	0	0	179
Short-Term Instruments
Central Funds Used for Cash Management Purposes	113	0	0	113

	$292	$0	$0	$292

Total Investments	$4,485	$0	$0	$4,485

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$4,485	$(1)	$0	$4,484

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Schedule of Investments	PIMCO REALPATH® Blend Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 35.1%

MUTUAL FUNDS 34.9%

Vanguard Developed Markets Index Fund ‘Institutional’	2,746,765	$55,182

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	557,785	18,920

Vanguard Institutional Index Fund ‘Institutional Plus’	253,378	139,883

Vanguard Small-Cap Index Fund ‘Institutional’	43,018	5,316

Total Mutual Funds (Cost $116,214)		219,301

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	524,353	524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
3.725% due 01/02/2026 - 04/14/2026 (a)(b)(f)	$553	$548

Total Short-Term Instruments (Cost $1,072)		1,072

Total Investments in Securities (Cost $117,286)		220,373

	SHARES
INVESTMENTS IN AFFILIATES 65.0%

MUTUAL FUNDS (c) 59.9%

PIMCO Emerging Markets Local Currency and Bond Fund	3,308,767	21,143

PIMCO High Yield Fund	726,018	5,939

PIMCO Income Fund	6,527,028	71,732

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,812,865	18,002

PIMCO Long-Term Real Return Fund	4,980,313	57,423

PIMCO Long-Term U.S. Government Fund	3,599,404	50,428

PIMCO Real Return Fund	3,680,023	38,162

PIMCO Total Return Fund	12,805,149	113,453

Total Mutual Funds (Cost $377,970)		376,282

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	3,316,164	$32,303

Total Short-Term Instruments (Cost $32,287)		32,303

Total Investments in Affiliates (Cost $410,257)		408,585

Total Investments 100.1% (Cost $527,543)		$628,958

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		57

Other Assets and Liabilities, net (0.1)%		(808)

Net Assets 100.0%		$628,207

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	23,011	3.860% (SOFR plus a specified spread)	Monthly	02/17/2026	$	12,543	$0	$146	$146	$0

JPM	Receive	FNRETR Index	117	4.390% (SOFR plus a specified spread)	Monthly	08/05/2026		2,990	0	(12)	0	(12)

MYI	Receive	FNRETR Index	190	4.280% (SOFR plus a specified spread)	Monthly	02/04/2026		4,856	0	(19)	0	(19)
	Receive	FNRETR Index	571	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026		14,594	0	(58)	0	(58)

Total Swap Agreements									$0	$57	$146	$(89)

46	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$146	$146	$0	$0	$0	$0	$146	$(310)	$(164)
JPM	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
MYI	0	0	0	0	0	0	(77)	(77)	(77)	546	469

Total Over the Counter	$0	$0	$146	$146	$0	$0	$(89)	$(89)

(f)

Securities with an aggregate market value of $546 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$146	$0	$0	$0	$0	$146

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$89	$0	$0	$89

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(662)	$0	$0	$(662)
Written Options	0	0	238	0	0	238

	$0	$0	$(424)	$0	$0	$(424)

Over the counter
Swap Agreements	$464	$0	$180	$0	$0	$644

	$464	$0	$(244)	$0	$0	$220

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$587	$0	$0	$587
Written Options	0	0	(212)	0	0	(212)

	$0	$0	$375	$0	$0	$375

Over the counter
Swap Agreements	$602	$0	$17	$0	$0	$619

	$602	$0	$392	$0	$0	$994

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Mutual Funds	$219,301	$0	$0	$219,301
Short-Term Instruments
Mutual Funds	0	524	0	524
U.S. Treasury Bills	0	548	0	548

	$219,301	$1,072	$0	$220,373

Investments in Affiliates, at Value
Mutual Funds	376,282	0	0	376,282
Short-Term Instruments
Central Funds Used for Cash Management Purposes	32,303	0	0	32,303

	$408,585	$0	$0	$408,585

Total Investments	$627,886	$1,072	$0	$628,958

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$146	$0	$146

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$0	$57	$0	$57

Totals	$627,886	$1,129	$0	$629,015

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

48	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	December 31, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class and Class A shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Each Fund may invest substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”

and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Notes to Financial Statements	(Cont.)

off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO REALPATH® Blend 2030 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2035 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2040 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2045 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2050 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2055 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2060 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2065 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2070 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend Income Fund	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which

50	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Notes to Financial Statements	(Cont.)

estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

52	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest substantially all or a significant portion of its assets in Underlying PIMCO Funds and Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

PIMCO REALPATH® Blend 2030 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$15,733	$1,636	$(1,629)	$(113)	$772	$16,399	$581	$0

PIMCO High Yield Fund	4,092	133	0	0	36	4,261	132	0

PIMCO Income Fund	43,990	7,649	(4,257)	(167)	1,095	48,310	1,375	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,770	1,868	(825)	(19)	8	11,802	223	0

PIMCO Long-Term Real Return Fund	52,134	4,502	(4,355)	(1,694)	1,477	52,064	1,460	0

PIMCO Long-Term U.S. Government Fund	47,392	3,197	(4,134)	(2,079)	2,514	46,890	954	0

PIMCO Real Return Fund	28,506	3,480	(2,393)	(131)	358	29,820	563	0

PIMCO Short-Term Floating NAV Portfolio III	26,634	98,496	(98,200)	16	(3)	26,943	595	0

PIMCO Total Return Fund	64,071	12,450	(5,883)	(597)	1,974	72,015	1,501	0

Totals	$293,322	$133,411	$(121,676)	$(4,784)	$8,231	$308,504	$7,384	$0
PIMCO REALPATH® Blend 2035 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$13,741	$1,089	$(795)	$(27)	$597	$14,605	$501	$0

PIMCO High Yield Fund	3,225	105	0	0	28	3,358	104	0

PIMCO Income Fund	36,738	4,324	(1,801)	(84)	862	40,039	1,152	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	7,935	1,059	0	0	(8)	8,986	166	0

PIMCO Long-Term Real Return Fund	43,106	6,117	(2,363)	(218)	38	46,680	1,213	0

PIMCO Long-Term U.S. Government Fund	37,562	5,331	(2,193)	(952)	1,297	41,045	759	0

PIMCO Real Return Fund	23,935	2,703	(804)	(58)	246	26,022	474	0

PIMCO Short-Term Floating NAV Portfolio III	34,238	79,154	(84,700)	27	(16)	28,703	651	0

PIMCO Total Return Fund	54,987	6,008	(2,743)	(356)	1,539	59,435	1,289	0

Totals	$255,467	$105,890	$(95,399)	$(1,668)	$4,583	$268,873	$6,309	$0

54	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

PIMCO REALPATH® Blend 2040 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$9,996	$1,217	$(796)	$(33)	$460	$10,844	$376	$0

PIMCO High Yield Fund	1,526	534	0	0	13	2,073	49	0

PIMCO Income Fund	21,726	3,760	(1,161)	(6)	467	24,786	683	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,995	576	0	0	(5)	6,566	129	0

PIMCO Long-Term Real Return Fund	27,713	4,959	(1,646)	(44)	(75)	30,907	784	0

PIMCO Long-Term U.S. Government Fund	19,971	4,340	(1,246)	(533)	711	23,243	404	0

PIMCO Real Return Fund	15,071	2,346	(575)	(44)	164	16,962	300	0

PIMCO Short-Term Floating NAV Portfolio III	32,809	77,708	(81,000)	3	8	29,528	607	0

PIMCO Total Return Fund	33,840	5,737	(1,860)	(287)	1,023	38,453	804	0

Totals	$168,647	$101,177	$(88,284)	$(944)	$2,766	$183,362	$4,136	$0

PIMCO REALPATH® Blend 2045 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$8,185	$1,102	$(742)	$(15)	$373	$8,903	$311	$0

PIMCO High Yield Fund	165	6	0	0	1	172	6	0

PIMCO Income Fund	9,699	3,291	(851)	11	194	12,344	305	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,230	956	(332)	(23)	19	4,850	91	0

PIMCO Long-Term Real Return Fund	14,707	3,941	(994)	(17)	(55)	17,582	417	0

PIMCO Long-Term U.S. Government Fund	14,765	2,120	(1,052)	(472)	601	15,962	300	0

PIMCO Real Return Fund	11,997	1,424	(569)	(51)	146	12,947	239	0

PIMCO Short-Term Floating NAV Portfolio III	29,779	114,920	(115,800)	43	(32)	28,910	618	0

PIMCO Total Return Fund	21,360	4,376	(1,782)	(289)	753	24,418	507	0

Totals	$114,887	$132,136	$(122,122)	$(813)	$2,000	$126,088	$2,794	$0
PIMCO REALPATH® Blend 2050 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$3,090	$916	$0	$0	$129	$4,135	$113	$0

PIMCO Income Fund	5,622	722	0	0	116	6,460	174	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,421	349	0	0	(2)	2,768	52	0

PIMCO Long-Term Real Return Fund	7,946	1,372	0	0	(44)	9,274	221	0

PIMCO Long-Term U.S. Government Fund	8,931	1,725	(690)	(151)	220	10,035	181	0

PIMCO Real Return Fund	7,372	1,448	(491)	(7)	61	8,383	147	0

PIMCO Short-Term Floating NAV Portfolio III	27,485	81,124	(81,300)	4	7	27,320	621	0

PIMCO Total Return Fund	13,104	2,435	(1,007)	(146)	423	14,809	308	0

Totals	$75,971	$90,091	$(83,488)	$(300)	$910	$83,184	$1,817	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2055 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$1,472	$55	$0	$0	$61	$1,588	$54	$0

PIMCO Income Fund	3,451	108	0	0	71	3,630	106	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,116	23	0	0	(1)	1,138	23	0

PIMCO Long-Term Real Return Fund	4,778	133	0	0	(26)	4,885	133	0

PIMCO Long-Term U.S. Government Fund	4,399	86	0	0	35	4,520	88	0

PIMCO Real Return Fund	5,249	361	(264)	(23)	64	5,387	106	0

PIMCO Short-Term Floating NAV Portfolio III	22,744	71,619	(72,600)	37	(27)	21,773	517	0

PIMCO Total Return Fund	8,192	551	(716)	(40)	213	8,200	193	0

Totals	$51,401	$72,936	$(73,580)	$(26)	$390	$51,121	$1,220	$0

PIMCO REALPATH® Blend 2060 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$562	$139	$0	$0	$27	$728	$23	$0

PIMCO Income Fund	1,153	36	0	0	24	1,213	36	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	251	5	0	0	0	256	5	0

PIMCO Long-Term Real Return Fund	1,558	189	(197)	(3)	(5)	1,542	46	0

PIMCO Long-Term U.S. Government Fund	1,532	177	(206)	(62)	78	1,519	32	0

PIMCO Real Return Fund	2,245	162	(155)	(13)	30	2,269	45	0

PIMCO Short-Term Floating NAV Portfolio III	12,773	28,243	(31,200)	11	(5)	9,822	245	0

PIMCO Total Return Fund	2,688	213	(232)	5	55	2,729	65	0

Totals	$22,762	$29,164	$(31,990)	$(62)	$204	$20,078	$497	$0
PIMCO REALPATH® Blend 2065 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$119	$32	$0	$0	$6	$157	$5	$0

PIMCO Income Fund	114	35	0	0	3	152	4	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	38	0	0	0	0	38	1	0

PIMCO Long-Term Real Return Fund	293	94	0	0	(2)	385	10	0

PIMCO Long-Term U.S. Government Fund	283	87	0	0	3	373	7	0

PIMCO Real Return Fund	420	180	(72)	0	3	531	10	0

PIMCO Short-Term Floating NAV Portfolio III	2,303	12,053	(12,300)	1	0	2,057	53	0

PIMCO Total Return Fund	287	117	(49)	0	7	362	8	0

Totals	$3,857	$12,598	$(12,421)	$1	$20	$4,055	$98	$0

56	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

PIMCO REALPATH® Blend 2070 Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$10	$3	$0	$0	$0	$13	$0	$0

PIMCO Income Fund	10	3	0	0	0	13	0	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	0	0	0	0	4	0	0

PIMCO Long-Term Real Return Fund	25	8	0	0	0	33	1	0

PIMCO Long-Term U.S. Government Fund	25	7	0	0	0	32	0	0

PIMCO Real Return Fund	37	14	0	0	0	51	1	0

PIMCO Short-Term Floating NAV Portfolio III	11	302	(200)	0	0	113	2	0

PIMCO Total Return Fund	23	9	0	0	1	33	1	0

Totals	$145	$346	$(200)	$0	$1	$292	$5	$0

PIMCO REALPATH® Blend Income Fund
Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$22,121	$788	$(2,652)	$(139)	$1,025	$21,143	$784	$0

PIMCO High Yield Fund	6,034	193	(338)	7	43	5,939	192	0

PIMCO Income Fund	75,788	2,276	(7,875)	(399)	1,942	71,732	2,268	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	19,089	388	(1,460)	(70)	55	18,002	385	0

PIMCO Long-Term Real Return Fund	62,558	1,685	(6,608)	(3,530)	3,318	57,423	1,677	0

PIMCO Long-Term U.S. Government Fund	54,866	1,063	(6,010)	(3,057)	3,566	50,428	1,058	0

PIMCO Real Return Fund	40,721	772	(3,664)	(347)	680	38,162	771	0

PIMCO Short-Term Floating NAV Portfolio III	34,221	98,768	(100,700)	16	(2)	32,303	664	0

PIMCO Total Return Fund	120,547	2,724	(12,322)	(1,795)	4,299	113,453	2,705	0

Totals	$435,945	$108,657	$(141,629)	$(9,314)	$14,926	$408,585	$10,504	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Notes to Financial Statements	(Cont.)

U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of

58	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

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Notes to Financial Statements	(Cont.)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

Allocation	X	X	X	X	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X	X	X	X	X

New Fund	—	—	—	—	—	—	—	—	X	—

Small Fund	—	—	—	—	—	—	—	X	X	—

Equity	X	X	X	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield and Distressed Company	X	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X

Commodity	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X	X	X	X

Small-Cap and Mid-Cap Company	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X	X

Subsidiary	X	X	X	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X	X	X	X

Exchange-Traded Fund	X	X	X	X	X	X	X	X	X	X

China	X	X	X	X	X	X	X	X	X	X

60	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

Risks	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X	X

Contingent Convertible Securities	X	X	X	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	X	X	X	X	X	X	X

Issuer Non-Diversification	X	X	X	X	X	X	X	X	X	X

A Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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Notes to Financial Statements	(Cont.)

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments

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will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may fluctuate, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

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Notes to Financial Statements	(Cont.)

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in

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valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

Notes to Financial Statements	(Cont.)

applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

66	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class A	Class R
PIMCO REALPATH® Blend 2030 Fund	0.01%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2035 Fund	0.01%	(1)	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2040 Fund	0.02%	(2)	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2045 Fund	0.03%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2050 Fund	0.03%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2055 Fund	0.03%		0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2060 Fund	0.03%		0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2065 Fund	0.03%		0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2070 Fund	0.03%		0.02%	0.22%	N/A
PIMCO REALPATH® Blend Income Fund	0.01%		0.02%	0.22%	0.27%	*

*

This particular share class had been registered with the SEC, but was not operational during the period ended December 31, 2025. Effective September 1, 2025, Class R shares of the Fund were terminated.

(1)	Effective July 1, 2025, the Fund’s advisory fee was reduced by 0.01% to 0.01%.
(2)	Effective July 1, 2025, the Fund’s advisory fee was reduced by 0.01% to 0.02%.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.25% for Class R shares and in connection with personal services rendered to Class A and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Distribution Fee		Servicing Fee

Class A	—		0.25%

Class R	0.25%	*	0.25%	*

*

This particular share class had been registered with the SEC, but was not operational during the period ended December 31, 2025. Effective September 1, 2025, Class R shares of the Funds were terminated.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A shares. For the period ended December 31, 2025, the Distributor retained $28,839 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	67

Notes to Financial Statements	(Cont.)

and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/ or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of December 31, 2025 were (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO REALPATH® Blend 2030 Fund	$0	$0	$25	$25

PIMCO REALPATH® Blend 2035 Fund	0	0	21	21

PIMCO REALPATH® Blend 2040 Fund	0	0	22	22

PIMCO REALPATH® Blend 2045 Fund	0	0	22	22

PIMCO REALPATH® Blend 2050 Fund	0	0	24	24

PIMCO REALPATH® Blend 2055 Fund	0	0	10	10

PIMCO REALPATH® Blend 2060 Fund	0	0	0	0

PIMCO REALPATH® Blend 2065 Fund	117	1	2	120

PIMCO REALPATH® Blend 2070 Fund	0	0	141	141

PIMCO REALPATH® Blend Income Fund	0	0	25	25

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds Fund, an investor will indirectly bear fees and expenses charged by Acquired Funds (and may indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal

68	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO REALPATH® Blend 2030 Fund	$0	$0	$45,358	$79,446

PIMCO REALPATH® Blend 2035 Fund	0	0	39,294	67,578

PIMCO REALPATH® Blend 2040 Fund	0	0	46,868	68,750

PIMCO REALPATH® Blend 2045 Fund	0	0	42,284	72,876

PIMCO REALPATH® Blend 2050 Fund	0	0	28,156	59,670

PIMCO REALPATH® Blend 2055 Fund	0	0	16,658	50,502

PIMCO REALPATH® Blend 2060 Fund	0	0	17,157	30,434

PIMCO REALPATH® Blend 2065 Fund	0	0	12,354	8,361

PIMCO REALPATH® Blend 2070 Fund	0	0	881	34

PIMCO REALPATH® Blend Income Fund	0	0	16,175	79,967

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO REALPATH® Blend 2030 Fund				PIMCO REALPATH® Blend 2035 Fund

	Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,002	$57,254	7,736	$102,884	3,523	$55,703	8,032	$116,520

Class A	40	559	74	972	40	624	86	1,247
Issued as reinvestment of distributions

Institutional Class	1,268	18,433	1,308	17,326	1,754	28,124	1,382	20,005

Class A	19	277	17	225	24	392	19	276
Cost of shares redeemed

Institutional Class	(7,110)	(103,793)	(15,018)	(201,303)	(5,934)	(95,266)	(13,640)	(199,818)

Class A	(18)	(258)	(169)	(2,251)	(59)	(923)	(157)	(2,249)

Net increase (decrease) resulting from Fund share transactions	(1,799)	$(27,528)	(6,052)	$(82,147)	(652)	$(11,346)	(4,278)	$(64,019)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	69

Notes to Financial Statements	(Cont.)

	PIMCO REALPATH® Blend 2040 Fund				PIMCO REALPATH® Blend 2045 Fund

	Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,410	$57,976	6,466	$100,046	3,194	$56,882	6,907	$110,596

Class A	43	720	74	1,126	27	478	104	1,661
Issued as reinvestment of distributions

Institutional Class	1,488	25,750	1,075	16,512	1,209	22,066	1,067	17,066

Class A	30	521	18	278	18	329	14	223
Cost of shares redeemed

Institutional Class	(5,133)	(88,943)	(10,933)	(170,736)	(5,299)	(96,776)	(9,118)	(147,348)

Class A	(27)	(461)	(67)	(1,030)	(54)	(965)	(38)	(606)

Net increase (decrease) resulting from Fund share transactions	(189)	$(4,437)	(3,367)	$(53,804)	(905)	$(17,986)	(1,064)	$(18,408)

	PIMCO REALPATH® Blend 2050 Fund				PIMCO REALPATH® Blend 2055 Fund

	Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,037	$55,643	6,958	$113,813	2,675	$50,403	6,602	$110,762

Class A	37	670	144	2,324	50	943	198	3,265
Issued as reinvestment of distributions

Institutional Class	991	18,677	1,052	17,279	740	14,364	824	13,784

Class A	24	446	24	388	18	337	16	257
Cost of shares redeemed

Institutional Class	(5,098)	(95,819)	(7,913)	(131,005)	(4,896)	(94,539)	(7,251)	(122,284)

Class A	(56)	(1,030)	(76)	(1,232)	(29)	(545)	(77)	(1,277)

Net increase (decrease) resulting from Fund share transactions	(1,065)	$(21,413)	189	$1,567	(1,442)	$(29,037)	312	$4,507

	PIMCO REALPATH® Blend 2060 Fund				PIMCO REALPATH® Blend 2065 Fund

	Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,690	$39,938	6,049	$79,637	1,218	$17,934	2,128	$28,209

Class A	11	171	26	337	13	179	13	170
Issued as reinvestment of distributions

Institutional Class	386	5,916	353	4,644	41	636	92	1,243

Class A	2	37	2	24	0	7	1	13
Cost of shares redeemed

Institutional Class	(3,759)	(57,487)	(4,486)	(59,644)	(846)	(12,969)	(913)	(12,329)

Class A	(3)	(50)	(11)	(143)	(3)	(37)	(3)	(44)

Net increase (decrease) resulting from Fund share transactions	(673)	$(11,475)	1,933	$24,855	423	$5,750	1,318	$17,262

70	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

	PIMCO REALPATH® Blend 2070 Fund				PIMCO REALPATH® Blend Income Fund

	Six Months Ended 12/31/2025 (Unaudited)		Period From 12/31/2024 to 06/30/2025(a)		Six Months Ended 12/31/2025 (Unaudited)		Year Ended 06/30/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	81	$927	319	$3,185	3,260	$39,915	6,560	$75,642

Class A	1	14	11	112	31	372	68	766
Issued as reinvestment of distributions

Institutional Class	10	123	0	0	1,598	19,811	1,085	12,534

Class A	0	2	0	0	55	680	46	529
Issued as reorganization

Institutional Class	N/A	N/A	N/A	N/A	N/A	N/A	34,844	390,604

Class A	N/A	N/A	N/A	N/A	N/A	N/A	529	5,873
Cost of shares redeemed

Institutional Class	(2)	(20)	(18)	(181)	(9,512)	(118,187)	(16,742)	(194,978)

Class A	0	0	(6)	(58)	(206)	(2,525)	(339)	(3,897)

Net increase (decrease) resulting from Fund share transactions	90	$1,046	306	$3,058	(4,774)	$(59,934)	26,051	$287,073

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was December 31, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares, of a Fund along with their respective percent ownership, if any, as of December 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO REALPATH® Blend 2030 Fund	3	0	69%	0%

PIMCO REALPATH® Blend 2035 Fund	2	0	62%	0%

PIMCO REALPATH® Blend 2040 Fund	3	0	71%	0%

PIMCO REALPATH® Blend 2045 Fund	3	0	69%	0%

PIMCO REALPATH® Blend 2050 Fund	2	0	62%	0%

PIMCO REALPATH® Blend 2055 Fund	3	0	72%	0%

PIMCO REALPATH® Blend 2060 Fund	2	0	58%	0%

PIMCO REALPATH® Blend 2065 Fund	2	0	58%	0%

PIMCO REALPATH® Blend 2070 Fund	1	1	11%	78%

PIMCO REALPATH® Blend Income Fund	2	0	58%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	71

Notes to Financial Statements	(Cont.)	December 31, 2025	(Unaudited)

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of last fiscal year ended June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

Fund Name	Short-Term	Long-Term

PIMCO REALPATH® Blend 2030 Fund	$0	$0

PIMCO REALPATH® Blend 2035 Fund	0	0

PIMCO REALPATH® Blend 2040 Fund	0	0

PIMCO REALPATH® Blend 2045 Fund	0	0

PIMCO REALPATH® Blend 2050 Fund	0	0

PIMCO REALPATH® Blend 2055 Fund	0	0

PIMCO REALPATH® Blend 2060 Fund	0	0

PIMCO REALPATH® Blend 2065 Fund	0	0

PIMCO REALPATH® Blend 2070 Fund	0	0

PIMCO REALPATH® Blend Income Fund*	6,004	14,156

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO REALPATH® Blend 2030 Fund	$468,139	$120,443	$(13,876)	$106,567

PIMCO REALPATH® Blend 2035 Fund	503,246	156,099	(11,982)	144,117

PIMCO REALPATH® Blend 2040 Fund	438,212	167,694	(8,681)	159,013

PIMCO REALPATH® Blend 2045 Fund	411,816	181,918	(5,390)	176,528

PIMCO REALPATH® Blend 2050 Fund	368,710	184,586	(4,012)	180,574

PIMCO REALPATH® Blend 2055 Fund	318,304	148,839	(2,194)	146,645

PIMCO REALPATH® Blend 2060 Fund	154,637	56,300	(259)	56,041

PIMCO REALPATH® Blend 2065 Fund	40,087	9,391	(17)	9,374

PIMCO REALPATH® Blend 2070 Fund	3,925	560	(1)	559

PIMCO REALPATH® Blend Income Fund	527,543	113,898	(12,426)	101,472

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

72	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

GST	Goldman Sachs International	JPM	JP Morgan Chase Bank N.A.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	S&P 500	Standard & Poor’s 500 Index	SOFR	Secured Overnight Financing Rate

FNRETR	FTSE Nareit Equity REITs Total Return Index

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	73

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO REALPATH® Blend 2030 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0469	$0.0000	$0.0000	$0.0469

December 2025	$0.3887	$0.0000	$0.0000	$0.3887

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0347	$0.0000	$0.0000	$0.0347

December 2025	$0.3704	$0.0000	$0.0000	$0.3704

PIMCO REALPATH® Blend 2035 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0367	$0.0000	$0.0000	$0.0367

December 2025	$0.3707	$0.0000	$0.0000	$0.3707

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0230	$0.0000	$0.0000	$0.0230

December 2025	$0.3504	$0.0000	$0.0000	$0.3504

PIMCO REALPATH® Blend 2040 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0432	$0.0000	$0.0000	$0.0432

December 2025	$0.3363	$0.0000	$0.0000	$0.3363

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0287	$0.0000	$0.0000	$0.0287

December 2025	$0.3147	$0.0000	$0.0000	$0.3147

PIMCO REALPATH® Blend 2045 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0391	$0.0000	$0.0000	$0.0391

December 2025	$0.3562	$0.0000	$0.0000	$0.3562

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0238	$0.0000	$0.0000	$0.0238

December 2025	$0.3332	$0.0000	$0.0000	$0.3332

74	PIMCO EQUITY SERIES

(Unaudited)

PIMCO REALPATH® Blend 2050 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0372	$0.0000	$0.0000	$0.0372

December 2025	$0.3485	$0.0000	$0.0000	$0.3485

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0214	$0.0000	$0.0000	$0.0214

December 2025	$0.3250	$0.0000	$0.0000	$0.3250

PIMCO REALPATH® Blend 2055 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0327	$0.0000	$0.0000	$0.0327

December 2025	$0.3577	$0.0000	$0.0000	$0.3577

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0168	$0.0000	$0.0000	$0.0168

December 2025	$0.3340	$0.0000	$0.0000	$0.3340

PIMCO REALPATH® Blend 2060 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0221	$0.0000	$0.0000	$0.0221

December 2025	$0.2730	$0.0000	$0.0000	$0.2730

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0093	$0.0000	$0.0000	$0.0093

December 2025	$0.2551	$0.0000	$0.0000	$0.2551

PIMCO REALPATH® Blend 2065 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0223	$0.0000	$0.0000	$0.0223

December 2025	$0.1873	$0.0000	$0.0000	$0.1873

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0107	$0.0000	$0.0000	$0.0107

December 2025	$0.1695	$0.0000	$0.0000	$0.1695

PIMCO REALPATH® Blend 2070 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0294	$0.0000	$0.0000	$0.0294

December 2025	$0.1712	$0.0000	$0.0000	$0.1712

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0072	$0.0000	$0.0000	$0.0072

December 2025	$0.1485	$0.0000	$0.0000	$0.1485

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	75

Distribution Information	(Cont.)	(Unaudited)

PIMCO REALPATH® Blend Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0617	$0.0000	$0.0000	$0.0617

December 2025	$0.3533	$0.0000	$0.0000	$0.3533

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0509	$0.0000	$0.0000	$0.0509

December 2025	$0.3369	$0.0000	$0.0000	$0.3369

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

76	PIMCO EQUITY SERIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	77

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

78	PIMCO EQUITY SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Equity Series (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund, PIMCO RAE US Small Fund, PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund, and PIMCO REALPATH® Blend 2070 Fund (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026.

In addition, the Board considered and unanimously approved the renewal of the Second Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (the “RAE Funds”), each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026. The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	79

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds.

Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the RAE Funds. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services to the RAE Funds. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short-and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be

80	PIMCO EQUITY SERIES

(Unaudited)

particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three-, five- and ten-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratios of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Funds (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds.

The Board also reviewed data comparing certain Funds’ advisory fees and/or management fees to the fee rates PIMCO charged to private funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. The Board noted that where certain funds have a single management fee for advisory and supervisory and administrative services, such as collective investment trusts, the Board reviewed the comparisons of the combination of the advisory fee and supervisory and administrative fee, the Fund’s management fee, to the single management fee for those clients. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds.

The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	81

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the Funds’ total expense ratios were lower than the total expense ratios of competitor funds. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s

82	PIMCO EQUITY SERIES

(Unaudited)

investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. The Trustees also considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements were fair and reasonable in light of the services provided, and the fees charged by Research Affiliates under the Sub-Advisory Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	83

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRPBFSTMSAR_123125

PIMCO EQUITY SERIES®

Semiannual Financial and Other Information

December 31, 2025

Equity Exchange-Traded Funds

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | MFEM | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor International Equity ETF | MFDX | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF | MFUS | NYSE Arca

PIMCO RAFI ESG U.S. ETF | RAFE | NYSE Arca

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus. The Shareholder Reports for the other series of the PIMCO Equity Series are printed separately.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (each, a “Fund” and collectively, the “Funds”). Each Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. A Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell

2	PIMCO EQUITY SERIES

portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	08/31/17	Diversified
PIMCO RAFI ESG U.S. ETF	12/18/19	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Funds’ Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the Funds	(Cont.)

with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Funds’ then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca, each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

07/01/2025 - 12/31/2025+	$21.24	$0.31	$2.18	$2.49	$(0.49)	$0.00	$(0.49)

06/30/2025	20.51	0.70	1.16	1.86	(1.13)	0.00	(1.13)

06/30/2024	18.46	0.63	2.22	2.85	(0.80)	0.00	(0.80)

06/30/2023	18.33	0.75	0.61	1.36	(0.64)	(0.59)	(1.23)

06/30/2022	31.06	1.21	(6.94)	(5.73)	(2.46)	(4.54)	(7.00)

06/30/2021	20.84	0.50	10.14	10.64	(0.42)	0.00	(0.42)

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

07/01/2025 - 12/31/2025+	$35.85	$0.33	$3.13	$3.46	$(0.92)	$0.00	$(0.92)

06/30/2025	30.18	0.95	5.74	6.69	(1.02)	0.00	(1.02)

06/30/2024	28.08	0.87	2.09	2.96	(0.86)	0.00	(0.86)

06/30/2023	25.16	0.95	2.78	3.73	(0.81)	0.00	(0.81)

06/30/2022	29.66	0.95	(4.57)	(3.62)	(0.88)	0.00	(0.88)

06/30/2021	22.86	0.69	6.53	7.22	(0.42)	0.00	(0.42)

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

07/01/2025 - 12/31/2025+	$53.41	$0.45	$3.35	$3.80	$(0.64)	$0.00	$(0.64)

06/30/2025	47.42	0.83	5.95	6.78	(0.79)	0.00	(0.79)

06/30/2024	39.42	0.70	8.07	8.77	(0.77)	0.00	(0.77)

06/30/2023	36.24	0.87	3.13	4.00	(0.82)	0.00	(0.82)

06/30/2022	39.00	0.75	(2.90)	(2.15)	(0.61)	0.00	(0.61)

06/30/2021	27.74	0.52	11.28	11.80	(0.54)	0.00	(0.54)

PIMCO RAFI ESG U.S. ETF

07/01/2025 - 12/31/2025+	$38.15	$0.36	$3.98	$4.34	$(0.52)	$0.00	$(0.52)

06/30/2025	35.22	0.72	2.87	3.59	(0.66)	0.00	(0.66)

06/30/2024	30.38	0.64	4.81	5.45	(0.61)	0.00	(0.61)

06/30/2023	27.58	0.64	2.79	3.43	(0.63)	0.00	(0.63)

06/30/2022	30.72	0.60	(3.22)	(2.62)	(0.52)	0.00	(0.52)

06/30/2021	21.40	0.51	9.32	9.83	(0.51)	0.00	(0.51)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$23.24	11.88%	$114,336	0.50	%*	0.50	%*	0.50	%*	0.50	%*	2.73	%*	31%

21.24	9.47	108,739	0.49		0.50		0.49		0.50		3.56		40

20.51	15.97	105,002	0.50		0.51		0.49		0.50		3.35		39

18.46	7.99	90,844	0.50		0.51		0.49		0.50		4.15		74

18.33	(23.00)	75,517	0.49		0.50		0.49		0.50		4.50		54

31.06	51.62	494,452	0.50		0.51		0.50		0.51		1.91		58

$38.39	9.78%	$406,925	0.40	%*	0.40	%*	0.40	%*	0.40	%*	1.78	%*	19%

35.85	22.80	358,495	0.39		0.40		0.39		0.40		2.99		37

30.18	10.81	253,544	0.39		0.40		0.39		0.40		3.02		29

28.08	15.22	146,028	0.39		0.40		0.39		0.40		3.60		27

25.16	(12.60)	85,539	0.39		0.40		0.39		0.40		3.30		39

29.66	31.87	88,978	0.40		0.40		0.40		0.40		2.54		48

$56.57	7.14%	$210,429	0.30	%*	0.30	%*	0.30	%*	0.30	%*	1.60	%*	20%

53.41	14.45	182,658	0.29		0.30		0.29		0.30		1.65		40

47.42	22.57	147,940	0.29		0.30		0.29		0.30		1.67		41

39.42	11.20	126,948	0.29		0.30		0.29		0.30		2.27		45

36.24	(5.66)	94,954	0.29		0.30		0.29		0.30		1.88		43

39.00	43.02	82,677	0.29		0.30		0.29		0.30		1.53		63

$41.97	11.44%	$119,602	0.30	%*	0.30	%*	0.30	%*	0.30	%*	1.78	%*	11%

38.15	10.32	91,550	0.29		0.30		0.29		0.30		1.98		22

35.22	18.17	52,835	0.29		0.30		0.29		0.30		1.99		18

30.38	12.69	33,419	0.29		0.30		0.29		0.30		2.25		17

27.58	(8.73)	28,615	0.29		0.30		0.29		0.30		1.94		26

30.72	46.63	20,584	0.30		0.31		0.30		0.31		1.91		32

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statements of Assets and Liabilities	December 31, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Assets:

Investments, at value
Investments in securities	$114,371	$404,744	$210,248	$119,348
Investments in Affiliates	9	0	0	0
Cash	0	1,634	0	227
Foreign currency, at value	637	428	0	0
Receivable for investments sold	261	2,658	875	444
Interest and/or dividends receivable	240	1,095	178	98
Reimbursement receivable from PIMCO	1	2	1	0
Total Assets	115,519	410,561	211,302	120,117

Liabilities:

Payable upon return of securities loaned	9	0	0	0
Deposits from counterparty	505	0	0	0
Distributions payable	$344	$3,498	$818	$485
Accrued management fees	49	138	55	30
Accrued taxes payable	276	0	0	0
Total Liabilities	1,183	3,636	873	515

Commitments and Contingent Liabilities^^

Net Assets	$114,336	$406,925	$210,429	$119,602

Net Assets Consist of:

Paid in capital	94,798	321,148	198,960	103,062
Distributable earnings (accumulated loss)	19,538	85,777	11,469	16,540

Net Assets	$114,336	$406,925	$210,429	$119,602

Shares Issued and Outstanding	4,920	10,600	3,720	2,850

Net Asset Value Per Share Outstanding:(a)	$23.24	$38.39	$56.57	$41.97

Cost of investments in securities	$92,197	$313,999	$181,583	$103,511
Cost of investments in Affiliates	$9	$0	$0	$0
Cost of foreign currency held	$629	$429	$0	$0

^ Includes securities on loan of:	$8	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PIMCO EQUITY SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Investment Income:

Interest	$0	$38	$0	$5
Dividends, net of foreign taxes*	1,783	4,176	1,939	1,064
Total Income	1,783	4,214	1,939	1,069

Expenses:

Management fees	270	754	296	149
Trustee fees	2	8	4	2
Interest expense	1	0	0	0
Miscellaneous expense	3	9	5	2
Total Expenses	276	771	305	153
Waiver and/or Reimbursement by PIMCO	(2)	(8)	(4)	(2)
Net Expenses	274	763	301	151

Net Investment Income (Loss)	1,509	3,451	1,638	918

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	3,337	6,408	(2,982)	(313)
In-kind redemptions	859	6,275	13,115	5,803
Exchange-traded or centrally cleared financial derivative instruments	39	(6)	9	0
Over the counter financial derivative instruments	2	0	0	0
Foreign currency	(76)	(77)	0	0

Net Realized Gain (Loss)	4,161	12,600	10,142	5,490

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	6,609	19,839	1,981	4,543
Foreign currency assets and liabilities	(4)	(10)	0	0

Net Change in Unrealized Appreciation (Depreciation)	6,605	19,829	1,981	4,543

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,275	$35,880	$13,761	$10,951

* Foreign tax withholdings - Dividends	$282	$353	$0	$0
** Foreign capital gains tax	$177	$0	$0	$0
*** Foreign capital gains tax	$115	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF		PIMCO RAFI Dynamic Multi-Factor International Equity ETF		PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF		PIMCO RAFI ESG U.S. ETF

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,509	$3,601	$3,451	$8,721	$1,638	$2,791	$918	$1,428
Net realized gain (loss)	4,161	2,165	12,600	11,026	10,142	19,015	5,490	233
Net change in unrealized appreciation (depreciation)	6,605	3,757	19,829	43,187	1,981	1,001	4,543	5,276

Net Increase (Decrease) in Net Assets Resulting from Operations	12,275	9,523	35,880	62,934	13,761	22,807	10,951	6,937

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(2,451)	(5,786)	(9,440)	(9,102)	(2,318)	(2,618)	(1,333)	(1,250)

Total Distributions(a)	(2,451)	(5,786)	(9,440)	(9,102)	(2,318)	(2,618)	(1,333)	(1,250)

Fund Share Transactions:

Receipts for shares sold	4,470	0	36,746	76,002	50,202	70,191	30,823	38,529
Cost of shares redeemed	(8,697)	0	(14,756)	(24,883)	(33,874)	(55,662)	(12,389)	(5,501)
Net increase (decrease) resulting from Fund share transactions	(4,227)	0	21,990	51,119	16,328	14,529	18,434	33,028

Total Increase (Decrease) in Net Assets	5,597	3,737	48,430	104,951	27,771	34,718	28,052	38,715

Net Assets:

Beginning of period	108,739	105,002	358,495	253,544	182,658	147,940	91,550	52,835
End of period	$114,336	$108,739	$406,925	$358,495	$210,429	$182,658	$119,602	$91,550

Shares of Beneficial Interest:

Shares sold	200	0	1,000	2,400	900	1,400	750	1,050
Shares redeemed	(400)	0	(400)	(800)	(600)	(1,100)	(300)	(150)
Net increase (decrease) in shares outstanding	(200)	0	600	1,600	300	300	450	900

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

COMMON STOCKS 96.7%

BRAZIL 3.7%

COMMUNICATION SERVICES 0.3%

Telefonica Brasil SA	34,320	$206

TIM SA	28,900	112

		318

CONSUMER DISCRETIONARY 0.4%

Ultrapar Participacoes SA	39,788	150

Vibra Energia SA	77,938	360

		510

CONSUMER STAPLES 0.3%

Ambev SA	41,000	103

MBRF Global Foods Co. SA	63,900	233

		336

FINANCIALS 0.6%

B3 SA - Brasil Bolsa Balcao	136,602	348

Banco BTG Pactual SA	19,400	186

Banco Santander Brasil SA	15,300	94

BB Seguridade Participacoes SA	1,997	13

		641

HEALTH CARE 0.1%

Rede D’Or Sao Luiz SA	10,900	81

INDUSTRIALS 0.1%

Localiza Rent a Car SA	12,500	99

WEG SA	9,081	80

		179

MATERIALS 1.4%

Cia Siderurgica Nacional SA (a)	38,977	63

Klabin SA	43,257	148

Suzano SA	26,192	246

Vale SA	84,800	1,107

		1,564

UTILITIES 0.5%

Axia Energia	21,500	198

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,310	176

Cia Paranaense de Energia - Copel	8,500	20

CPFL Energia SA	3,900	38

Energisa SA	11,520	99

Engie Brasil Energia SA	6,769	39

		570

Total Brazil		4,199

CHILE 0.9%

CONSUMER DISCRETIONARY 0.1%

Empresas Copec SA	6,541	51

Falabella SA	15,766	110

		161

CONSUMER STAPLES 0.2%

Cencosud SA	40,623	130

	SHARES	MARKET VALUE (000S)

Cia Cervecerias Unidas SA	10,997	$72

		202

FINANCIALS 0.5%

Banco de Chile	1,442,477	279

Banco de Credito e Inversiones SA	1,126	73

Banco Itau Chile SA	938	21

Banco Santander Chile	2,794,344	220

		593

MATERIALS 0.0%

Empresas CMPC SA	18,936	30

UTILITIES 0.1%

Colbun SA	88,431	14

Enel Americas SA	229,447	22

Enel Chile SA	729,001	60

		96

Total Chile		1,082

CHINA 27.7%

COMMUNICATION SERVICES 2.6%

China United Network Communications Ltd. Class A	189,100	138

Focus Media Information Technology Co. Ltd. Class A	46,000	49

Kuaishou Technology	29,100	241

NetEase, Inc.	51,615	1,421

Tencent Holdings Ltd.	9,500	729

Tencent Music Entertainment Group Class A	43,288	383

		2,961

CONSUMER DISCRETIONARY 1.6%

BAIC Motor Corp. Ltd. Class H (a)	118,000	29

China Tourism Group Duty Free Corp. Ltd. Class H	4,500	46

Dongfeng Motor Group Co. Ltd. Class H (a)	204,000	232

Gree Electric Appliances, Inc. of Zhuhai Class A	500	3

Huayu Automotive Systems Co. Ltd. Class A	29,900	86

NIO, Inc. (a)	34,737	177

SAIC Motor Corp. Ltd. Class A	50,000	109

Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	33,800	25

Sichuan Changhong Electric Co. Ltd. Class A	16,000	21

Tianneng Power International Ltd.	56,000	51

Topsports International Holdings Ltd.	102,000	38

Vipshop Holdings Ltd. ADR	21,206	375

Wuchan Zhongda Group Co. Ltd. Class A	108,300	86

Yum China Holdings, Inc.	11,359	542

Zhongsheng Group Holdings Ltd.	29,500	44

		1,864

CONSUMER STAPLES 1.1%

China Feihe Ltd.	193,000	101

Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,300	18

	SHARES	MARKET VALUE (000S)

Guangdong Haid Group Co. Ltd. Class A	3,200	$25

Henan Shuanghui Investment & Development Co. Ltd. Class A	5,400	20

Hengan International Group Co. Ltd.	22,000	79

JD Health International, Inc. (a)	12,150	87

Kweichow Moutai Co. Ltd. Class A	1,100	217

Luzhou Laojiao Co. Ltd. Class A	2,600	43

Muyuan Foods Co. Ltd. Class A	6,100	44

New Hope Liuhe Co. Ltd. Class A	11,300	15

Nongfu Spring Co. Ltd. Class H	39,600	239

Tingyi Cayman Islands Holding Corp.	92,000	139

Uni-President China Holdings Ltd.	59,000	62

Wens Foodstuff Group Co. Ltd. Class A	12,800	31

Wuliangye Yibin Co. Ltd. Class A	5,800	88

Yonghui Superstores Co. Ltd. Class A	41,700	28

		1,236

ENERGY 2.1%

China Merchants Energy Shipping Co. Ltd. Class A	20,100	26

China Petroleum & Chemical Corp. Class H	552,000	331

China Shenhua Energy Co. Ltd. Class H	146,500	731

Guanghui Energy Co. Ltd. Class A	22,700	16

PetroChina Co. Ltd. Class H	664,000	716

Shaanxi Coal Industry Co. Ltd. Class A	46,600	142

Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	18,700	22

Shanxi Coking Coal Energy Group Co. Ltd. Class A	27,000	25

Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	14,000	24

Yankuang Energy Group Co. Ltd. Class H	288,700	357

		2,390

FINANCIALS 8.4%

Agricultural Bank of China Ltd. Class H	1,007,000	749

Bank of Beijing Co. Ltd. Class A	123,800	97

Bank of Changsha Co. Ltd. Class A	15,700	22

Bank of Chengdu Co. Ltd. Class A	6,400	15

Bank of China Ltd. Class H	1,508,000	865

Bank of Chongqing Co. Ltd. Class H	45,500	46

Bank of Communications Co. Ltd. Class H	200,000	166

Bank of Guiyang Co. Ltd. Class A	57,600	48

Bank of Hangzhou Co. Ltd. Class A	12,300	27

Bank of Jiangsu Co. Ltd. Class A	135,400	202

Bank of Nanjing Co. Ltd. Class A	33,000	54

Bank of Shanghai Co. Ltd. Class A	92,800	134

China Cinda Asset Management Co. Ltd. Class H	943,000	155

China CITIC Bank Corp. Ltd. Class H	364,000	325

China Construction Bank Corp. Class H	857,000	848

China Everbright Bank Co. Ltd. Class H	629,000	294

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

China Galaxy Securities Co. Ltd. Class H	63,500	$82

China International Capital Corp. Ltd. Class H	24,000	61

China Life Insurance Co. Ltd. Class H	137,000	484

China Merchants Bank Co. Ltd. Class H	89,000	606

China Minsheng Banking Corp. Ltd. Class H	824,500	417

China Reinsurance Group Corp. Class H	249,000	54

China Zheshang Bank Co. Ltd. Class H	647,000	209

Chongqing Rural Commercial Bank Co. Ltd. Class H	274,000	217

GF Securities Co. Ltd. Class H	27,400	62

Guotai Haitong Securities Co. Ltd. Class H	41,560	89

Huatai Securities Co. Ltd. Class H	34,400	84

Huaxia Bank Co. Ltd. Class A	107,600	106

Industrial & Commercial Bank of China Ltd. Class H	1,083,000	876

Industrial Bank Co. Ltd. Class A	107,200	323

Lufax Holding Ltd. ADR (a)	30,208	77

New China Life Insurance Co. Ltd. Class H	15,700	110

People’s Insurance Co. Group of China Ltd. Class H	134,000	116

PICC Property & Casualty Co. Ltd. Class H	90,000	189

Ping An Insurance Group Co. of China Ltd. Class H	106,500	895

Postal Savings Bank of China Co. Ltd. Class H	195,000	133

Shanghai Pudong Development Bank Co. Ltd. Class A	190,600	339

Shanghai Rural Commercial Bank Co. Ltd. Class A	22,100	29

		9,605

HEALTH CARE 1.0%

China Resources Pharmaceutical Group Ltd.	121,500	70

CSPC Pharmaceutical Group Ltd.	691,680	750

Jointown Pharmaceutical Group Co. Ltd. Class A	16,243	12

Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	8,000	20

Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,700	10

Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	700	19

Sinopharm Group Co. Ltd. Class H	51,200	128

WuXi AppTec Co. Ltd. Class H	11,700	148

Yunnan Baiyao Group Co. Ltd. Class A	2,900	24

		1,181

INDUSTRIALS 3.3%

Air China Ltd. Class H (a)	32,000	29

Bohai Leasing Co. Ltd. Class A (a)	88,400	51

China Communications Services Corp. Ltd. Class H	108,000	62

China CSSC Holdings Ltd. Class A	4,600	22

China Eastern Airlines Corp. Ltd. Class H (a)	92,000	63

China Energy Engineering Corp. Ltd. Class H	546,000	75

	SHARES	MARKET VALUE (000S)

China International Marine Containers Group Co. Ltd. Class H	130,900	$157

China Lesso Group Holdings Ltd.	54,000	32

China Railway Group Ltd. Class H	308,000	152

China State Construction Engineering Corp. Ltd. Class A	354,700	260

CITIC Ltd.	229,000	356

Contemporary Amperex Technology Co. Ltd. Class A	8,200	431

COSCO SHIPPING Development Co. Ltd. Class H	284,000	38

COSCO SHIPPING Holdings Co. Ltd. Class H	351,000	620

Daqin Railway Co. Ltd. Class A	160,800	119

Dongfang Electric Corp. Ltd. Class H	6,000	19

Fosun International Ltd.	45,000	25

Goldwind Science & Technology Co. Ltd. Class H	20,000	35

Jiangsu Expressway Co. Ltd. Class H	52,000	67

Metallurgical Corp. of China Ltd. Class H	459,000	108

NARI Technology Co. Ltd. Class A	5,200	17

Power Construction Corp. of China Ltd. Class A	137,500	102

Qingdao Port International Co. Ltd. Class H	41,000	37

Sany Heavy Industry Co. Ltd. Class A	38,000	115

Shanghai Construction Group Co. Ltd. Class A	215,600	82

Shanghai Electric Group Co. Ltd. Class H (a)	48,000	24

Shanghai Tunnel Engineering Co. Ltd. Class A	60,200	56

Sichuan Road & Bridge Group Co. Ltd. Class A	15,380	22

Sinopec Engineering Group Co. Ltd. Class H	55,000	54

Sinotrans Ltd. Class H	118,000	74

Sinotruk Hong Kong Ltd.	9,500	34

TBEA Co. Ltd. Class A	17,600	56

Weichai Power Co. Ltd. Class H	40,000	97

Xiamen C & D, Inc. Class A	37,800	50

Xiamen ITG Group Corp. Ltd. Class A	70,300	72

Yutong Bus Co. Ltd. Class A	4,300	20

Zhejiang Expressway Co. Ltd. Class H	76,000	70

Zhejiang Huayou Cobalt Co. Ltd. Class A	7,100	69

		3,772

INFORMATION TECHNOLOGY 1.2%

360 Security Technology, Inc. Class A	14,900	24

Avary Holding Shenzhen Co. Ltd. Class A	9,500	69

China Railway Signal & Communication Corp. Ltd. Class H	167,000	71

Foxconn Industrial Internet Co. Ltd. Class A	27,100	240

Lenovo Group Ltd.	476,000	566

Sunny Optical Technology Group Co. Ltd.	28,900	244

Tianma Microelectronics Co. Ltd. Class A	36,800	48

ZTE Corp. Class H	25,800	90

		1,352

	SHARES	MARKET VALUE (000S)
MATERIALS 4.6%

Aluminum Corp. of China Ltd. Class H	488,000	$764

Angang Steel Co. Ltd. Class H (a)	142,000	35

Anhui Conch Cement Co. Ltd. Class H	140,500	399

Baoshan Iron & Steel Co. Ltd. Class A	167,600	179

BBMG Corp. Class H	666,000	62

China Hongqiao Group Ltd.	282,000	1,184

China National Building Material Co. Ltd. Class H	264,000	174

CMOC Group Ltd. Class H	84,000	209

Ganfeng Lithium Group Co. Ltd. Class H	10,200	68

Hengli Petrochemical Co. Ltd. Class A	18,800	61

Huaxin Building Materials Group Co. Ltd. Class H	66,500	154

Hunan Valin Steel Co. Ltd. Class A	78,600	63

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	45,900	32

Jiangxi Copper Co. Ltd. Class H	92,000	508

Kingfa Sci & Tech Co. Ltd. Class A	10,400	29

Luxi Chemical Group Co. Ltd. Class A	26,400	63

Maanshan Iron & Steel Co. Ltd. Class H (a)	260,000	84

Nanjing Iron & Steel Co. Ltd. Class A	55,500	42

Shandong Gold Mining Co. Ltd. Class H	16,250	72

Sinopec Shanghai Petrochemical Co. Ltd. Class H	180,000	32

Tianqi Lithium Corp. Class H (a)	11,600	76

Tianshan Aluminum Group Co. Ltd. Class A	5,800	13

Tongling Nonferrous Metals Group Co. Ltd. Class A	119,200	102

Yunnan Aluminium Co. Ltd. Class A	17,100	80

Yunnan Copper Co. Ltd. Class A (a)	13,600	40

Yunnan Yuntianhua Co. Ltd. Class A	18,600	89

Zhongjin Gold Corp. Ltd. Class A	17,700	59

Zijin Mining Group Co. Ltd. Class H	136,000	623

		5,296

REAL ESTATE 0.8%

China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	32,600	40

China Vanke Co. Ltd. Class H (a)	641,400	271

Country Garden Services Holdings Co. Ltd.	36,000	28

Gemdale Corp. Class A (a)	32,300	14

Greentown China Holdings Ltd.	86,000	94

Longfor Group Holdings Ltd.	136,500	150

Quzhou Xin’an Development Co. Ltd. Class A (a)	25,000	14

Seazen Group Ltd. (a)	324,000	86

Seazen Holdings Co. Ltd. Class A (a)	31,400	63

Shenzhen Overseas Chinese Town Co. Ltd. Class A	43,300	15

Sunac China Holdings Ltd.	515,000	87

		862

12	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
UTILITIES 1.0%

CGN Power Co. Ltd. Class H	1,016,000	$382

China National Nuclear Power Co. Ltd. Class A	99,300	123

China Yangtze Power Co. Ltd. Class A	39,400	153

Datang International Power Generation Co. Ltd. Class H	72,000	20

ENN Energy Holdings Ltd.	29,200	260

GD Power Development Co. Ltd. Class A	79,700	57

Huadian Power International Corp. Ltd. Class H	70,000	37

Huaneng Lancang River Hydropower, Inc. Class A	10,000	13

Huaneng Power International, Inc. Class H	58,000	43

SDIC Power Holdings Co. Ltd. Class A	300	1

Shanghai Electric Power Co. Ltd. Class A	7,600	22

		1,111

Total China		31,630

GREECE 0.6%

COMMUNICATION SERVICES 0.1%

Hellenic Telecommunications Organization SA	3,502	69

CONSUMER DISCRETIONARY 0.1%

Jumbo SA	2,048	67

OPAP SA	3,745	84

		151

ENERGY 0.1%

HELLENiQ ENERGY Holdings SA	2,282	23

Motor Oil Hellas Corinth Refineries SA	1,176	43

		66

FINANCIALS 0.3%

Eurobank SA Class A	30,352	122

National Bank of Greece SA	10,345	158

Piraeus Bank SA	8,387	67

		347

INDUSTRIALS 0.0%

Star Bulk Carriers Corp.	2,547	49

Total Greece		682

HONG KONG 2.3%

CONSUMER DISCRETIONARY 0.6%

Alibaba Group Holding Ltd.	34,400	632

FINANCIALS 0.7%

BOC Hong Kong Holdings Ltd.	93,000	472

China Taiping Insurance Holdings Co. Ltd.	101,800	245

Far East Horizon Ltd.	65,000	67

		784

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.3%

China Everbright Environment Group Ltd.	195,000	$121

Orient Overseas International Ltd.	9,500	153

Shenzhen International Holdings Ltd.	47,000	52

		326

MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	60,000	12

REAL ESTATE 0.4%

China Jinmao Holdings Group Ltd.	554,000	86

China Overseas Land & Investment Ltd.	167,000	264

China Resources Land Ltd.	43,500	152

		502

UTILITIES 0.3%

Beijing Enterprises Holdings Ltd.	15,500	63

China Resources Gas Group Ltd.	42,600	124

Guangdong Investment Ltd.	106,000	93

Kunlun Energy Co. Ltd.	114,000	109

		389

Total Hong Kong		2,645

INDIA 7.4%

COMMUNICATION SERVICES 0.9%

Bharti Airtel Ltd.	36,514	857

Indus Towers Ltd. (a)	21,869	102

Vodafone Idea Ltd. (a)	735,437	88

		1,047

CONSUMER DISCRETIONARY 0.3%

Bajaj Auto Ltd.	1,147	119

Eicher Motors Ltd.	1,342	109

Hero MotoCorp Ltd.	1,609	104

		332

CONSUMER STAPLES 0.7%

Britannia Industries Ltd.	735	49

Colgate-Palmolive India Ltd.	1,250	29

Dabur India Ltd.	4,125	23

Hindustan Unilever Ltd.	6,401	165

ITC Ltd.	93,861	421

Marico Ltd.	6,354	53

Nestle India Ltd.	2,124	31

		771

ENERGY 1.0%

Bharat Petroleum Corp. Ltd.	78,718	337

Coal India Ltd.	28,487	126

Hindustan Petroleum Corp. Ltd.	41,692	232

Indian Oil Corp. Ltd.	104,601	194

Oil & Natural Gas Corp. Ltd.	85,642	229

Petronet LNG Ltd.	19,983	63

		1,181

FINANCIALS 1.0%

Aditya Birla Capital Ltd. (a)	8,000	32

	SHARES	MARKET VALUE (000S)

Bajaj Finance Ltd.	28,261	$311

Cholamandalam Financial Holdings Ltd.	2,185	44

HDFC Asset Management Co. Ltd.	2,517	75

HDFC Life Insurance Co. Ltd.	8,666	72

IIFL Finance Ltd. (a)	1,921	13

Indian Bank	1,587	15

Kotak Mahindra Bank Ltd.	12,016	295

Kwality Wall’s India Ltd. (a)(e)	6,401	3

Manappuram Finance Ltd.	3,517	12

Muthoot Finance Ltd.	1,741	74

Power Finance Corp. Ltd.	17,757	70

Sammaan Capital Ltd. (a)	27,565	44

SBI Cards & Payment Services Ltd.	1,122	11

SBI Life Insurance Co. Ltd.	1,311	30

Sundaram Finance Ltd.	734	43

		1,144

HEALTH CARE 0.4%

Alkem Laboratories Ltd.	420	26

Cipla Ltd.	2,481	42

Divi’s Laboratories Ltd.	1,308	93

Dr. Reddy’s Laboratories Ltd.	3,341	47

Glenmark Pharmaceuticals Ltd.	1,192	27

Lupin Ltd.	2,913	68

Sun Pharmaceutical Industries Ltd.	3,265	63

Torrent Pharmaceuticals Ltd.	1,067	46

Zydus Lifesciences Ltd.	2,977	30

		442

INDUSTRIALS 0.4%

Ashok Leyland Ltd.	32,564	65

Bharat Electronics Ltd.	48,248	215

InterGlobe Aviation Ltd.	2,686	151

		431

INFORMATION TECHNOLOGY 1.2%

Coforge Ltd.	2,329	43

HCL Technologies Ltd.	13,475	244

Infosys Ltd.	24,466	441

LTIMindtree Ltd.	465	31

Mphasis Ltd.	1,505	47

Oracle Financial Services Software Ltd.	552	47

Redington Ltd.	16,915	51

Tata Consultancy Services Ltd.	11,353	406

Tech Mahindra Ltd.	7,964	141

		1,451

MATERIALS 0.9%

Asian Paints Ltd.	1,334	41

Coromandel International Ltd.	2,379	60

Jindal Steel Ltd.	8,328	98

JSW Steel Ltd.	8,195	106

National Aluminium Co. Ltd.	34,753	122

NMDC Ltd.	72,343	67

SRF Ltd.	1,120	38

Steel Authority of India Ltd.	58,768	96

Supreme Industries Ltd.	1,003	38

UltraTech Cement Ltd.	437	57

UPL Ltd.	6,683	59

Vedanta Ltd.	31,383	211

		993

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.6%

Adani Power Ltd. (a)	74,530	$119

Gujarat State Petronet Ltd.	7,118	24

NHPC Ltd.	74,740	66

NTPC Ltd.	44,151	162

Power Grid Corp. of India Ltd.	91,600	270

PTC India Ltd.	16,774	30

Reliance Power Ltd. (a)	121,082	47

		718

Total India		8,510

INDONESIA 0.8%

COMMUNICATION SERVICES 0.2%

Telkom Indonesia Persero Tbk. PT	1,079,000	226

CONSUMER STAPLES 0.1%

Indofood CBP Sukses Makmur Tbk. PT	56,300	28

Indofood Sukses Makmur Tbk. PT	27,100	11

Japfa Comfeed Indonesia Tbk. PT	171,200	27

Sumber Alfaria Trijaya Tbk. PT	290,700	34

		100

ENERGY 0.3%

Alamtri Resources Indonesia Tbk. PT	646,100	70

Dian Swastatika Sentosa Tbk. PT (a)	21,800	132

Indo Tambangraya Megah Tbk. PT	20,700	27

United Tractors Tbk. PT	32,700	58

		287

FINANCIALS 0.1%

Bank Central Asia Tbk. PT	295,000	142

HEALTH CARE 0.0%

Kalbe Farma Tbk. PT	390,300	28

INDUSTRIALS 0.0%

Astra International Tbk. PT	124,500	50

MATERIALS 0.1%

Aneka Tambang Tbk. PT	140,900	27

Barito Pacific Tbk. PT (a)	363,200	71

		98

UTILITIES 0.0%

Perusahaan Gas Negara Tbk. PT	200,800	23

Total Indonesia		954

IRELAND 0.5%

CONSUMER DISCRETIONARY 0.5%

PDD Holdings, Inc. (a)	5,216	591

Total Ireland		591

KUWAIT 0.4%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	19,393	33

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.4%

Al Ahli Bank of Kuwait KSCP	4,345	$4

Boubyan Bank KSCP	30,138	70

Gulf Bank KSCP	65,420	76

Kuwait Finance House KSCP	69,940	185

National Bank of Kuwait SAKP	33,742	111

		446

INDUSTRIALS 0.0%

National Industries Group Holding SAK	6,677	6

REAL ESTATE 0.0%

Mabanee Co. KPSC	1,812	6

Total Kuwait		491

MALAYSIA 1.5%

COMMUNICATION SERVICES 0.1%

Axiata Group Bhd.	47,800	30

Maxis Bhd.	38,800	36

Telekom Malaysia Bhd.	49,000	97

		163

CONSUMER DISCRETIONARY 0.0%

Genting Bhd.	50,000	37

CONSUMER STAPLES 0.1%

IOI Corp. Bhd.	30,000	30

Kuala Lumpur Kepong Bhd.	3,600	18

PPB Group Bhd.	7,300	20

SD Guthrie Bhd.	32,900	46

United Plantations Bhd.	2,100	15

		129

FINANCIALS 0.6%

AMMB Holdings Bhd.	38,300	61

CIMB Group Holdings Bhd.	86,900	176

Hong Leong Bank Bhd.	12,100	66

Malayan Banking Bhd.	57,700	149

Public Bank Bhd.	106,400	119

RHB Bank Bhd.	50,900	97

		668

HEALTH CARE 0.2%

Hartalega Holdings Bhd.	107,400	26

IHH Healthcare Bhd.	47,300	102

Top Glove Corp. Bhd.	395,000	63

		191

INDUSTRIALS 0.2%

Gamuda Bhd.	54,200	66

IJM Corp. Bhd.	68,500	38

MISC Bhd.	21,300	41

Sime Darby Bhd.	87,900	47

Sunway Bhd.	58,100	81

		273

MATERIALS 0.1%

Petronas Chemicals Group Bhd.	63,200	57

Press Metal Aluminium Holdings Bhd.	21,900	38

		95

	SHARES	MARKET VALUE (000S)
UTILITIES 0.2%

Petronas Gas Bhd.	5,400	$24

Tenaga Nasional Bhd.	37,300	126

YTL Corp. Bhd.	56,980	29

YTL Power International Bhd.	42,980	35

		214

Total Malaysia		1,770

MEXICO 2.5%

COMMUNICATION SERVICES 0.5%

America Movil SAB de CV Class B	426,714	442

Grupo Televisa SAB	113,476	66

Megacable Holdings SAB de CV	12,857	37

		545

CONSUMER STAPLES 1.0%

Arca Continental SAB de CV	12,426	135

Coca-Cola Femsa SAB de CV	17,074	162

Fomento Economico Mexicano SAB de CV	23,385	236

Gruma SAB de CV Class B	4,134	71

Grupo Bimbo SAB de CV	14,077	46

Sigma Foods SAB de CV	87,247	76

Wal-Mart de Mexico SAB de CV	126,065	393

		1,119

FINANCIALS 0.2%

Grupo Financiero Banorte SAB de CV Class O	26,581	246

INDUSTRIALS 0.1%

Grupo Aeroportuario del Sureste SAB de CV Class B	1,983	64

MATERIALS 0.7%

Cemex SAB de CV	170,960	196

Grupo Mexico SAB de CV	58,873	556

Industrias Penoles SAB de CV (a)	1,542	81

Orbia Advance Corp. SAB de CV	32,997	29

		862

Total Mexico		2,836

NETHERLANDS 0.1%

REAL ESTATE 0.1%

NEPI Rockcastle NV	6,442	57

Total Netherlands		57

PHILIPPINES 0.2%

COMMUNICATION SERVICES 0.0%

PLDT, Inc.	1,700	37

FINANCIALS 0.1%

Bank of the Philippine Islands	4,850	10

BDO Unibank, Inc.	6,270	14

Metropolitan Bank & Trust Co.	14,560	17

		41

INDUSTRIALS 0.1%

International Container Terminal Services, Inc.	12,200	117

14	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%

Manila Electric Co.	1,990	$19

Total Philippines		214

POLAND 1.1%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA	7,529	25

Orange Polska SA	12,982	37

		62

CONSUMER DISCRETIONARY 0.0%

LPP SA	6	35

ENERGY 0.2%

ORLEN SA	8,937	238

FINANCIALS 0.4%

Bank Polska Kasa Opieki SA	2,248	127

Powszechna Kasa Oszczednosci Bank Polski SA	9,266	219

Powszechny Zaklad Ubezpieczen SA	5,068	94

		440

INFORMATION TECHNOLOGY 0.1%

Asseco Poland SA	1,369	87

MATERIALS 0.1%

KGHM Polska Miedz SA	1,766	137

UTILITIES 0.2%

Enea SA	8,823	48

PGE Polska Grupa Energetyczna SA (a)	28,699	70

Tauron Polska Energia SA (a)	34,575	83

		201

Total Poland		1,200

QATAR 0.3%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	7,583	27

ENERGY 0.0%

Qatar Gas Transport Co. Ltd.	24,375	30

FINANCIALS 0.2%

Al Rayan Bank	29,226	17

Commercial Bank PSQC	10,269	12

Qatar Islamic Bank QPSC	9,123	60

Qatar National Bank QPSC	15,939	82

		171

INDUSTRIALS 0.1%

Industries Qatar QSC	11,808	39

REAL ESTATE 0.0%

Barwa Real Estate Co.	41,064	30

Total Qatar		297

	SHARES	MARKET VALUE (000S)
RUSSIA 0.0%

ENERGY 0.0%

Gazprom Neft PJSC «(a)	13,620	$0

Gazprom PJSC «(a)	635,130	0

LUKOIL PJSC «(a)	15,703	0

Novatek PJSC «(a)	21,924	0

Rosneft Oil Co. PJSC «(a)	66,050	0

Surgutneftegas PAO «(a)	701,700	0

Tatneft PJSC «(a)	19,086	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «(a)	117,340	0

VTB Bank PJSC «(a)	119,798	0

		0

MATERIALS 0.0%

GMK Norilskiy Nickel PAO «(a)	126,900	0

Magnitogorsk Iron & Steel Works PJSC «(a)	160,600	0

Novolipetsk Steel PJSC «(a)	88,470	0

Severstal PAO «(a)	17,344	0

		0

UTILITIES 0.0%

Federal Grid Co-Rosseti PJSC «(a)	22,174,692	0

Inter RAO UES PJSC «(a)	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 1.3%

COMMUNICATION SERVICES 0.3%

Etihad Etisalat Co.	3,053	53

Mobile Telecommunications Co. Saudi Arabia	3,840	11

Saudi Telecom Co.	18,832	216

		280

CONSUMER DISCRETIONARY 0.0%

Jarir Marketing Co.	4,789	16

CONSUMER STAPLES 0.0%

Almarai Co. JSC	4,118	48

ENERGY 0.4%

Saudi Arabian Oil Co.	78,258	497

FINANCIALS 0.1%

Arab National Bank	5,183	30

Bupa Arabia for Cooperative Insurance Co.	1,121	41

Saudi Investment Bank	10,849	38

		109

HEALTH CARE 0.0%

Dr. Sulaiman Al Habib Medical Services Group Co.	364	25

MATERIALS 0.4%

Advanced Petrochemical Co. (a)	2,321	18

	SHARES	MARKET VALUE (000S)

SABIC Agri-Nutrients Co.	4,689	$138

Sahara International Petrochemical Co.	7,592	30

Saudi Basic Industries Corp.	12,653	173

Yanbu National Petrochemical Co.	7,715	57

		416

REAL ESTATE 0.1%

Arabian Centres Co.	6,675	33

Dar Al Arkan Real Estate Development Co. (a)	5,846	25

		58

UTILITIES 0.0%

Saudi Electricity Co.	4,138	16

Total Saudi Arabia		1,465

SOUTH AFRICA 5.6%

COMMUNICATION SERVICES 0.6%

MTN Group Ltd.	53,796	551

Telkom SA SOC Ltd.	11,295	40

Vodacom Group Ltd.	10,610	91

		682

CONSUMER DISCRETIONARY 0.5%

Motus Holdings Ltd.	5,706	42

Mr. Price Group Ltd.	6,981	74

Naspers Ltd. Class N	6,648	443

Woolworths Holdings Ltd.	17,973	61

		620

CONSUMER STAPLES 0.3%

Shoprite Holdings Ltd.	9,954	162

SPAR Group Ltd. (a)	7,341	42

Tiger Brands Ltd.	5,542	123

		327

ENERGY 0.1%

Exxaro Resources Ltd.	8,930	97

Thungela Resources Ltd.	4,057	23

		120

FINANCIALS 0.4%

FirstRand Ltd.	72,665	398

HEALTH CARE 0.0%

Life Healthcare Group Holdings Ltd.	36,795	25

INDUSTRIALS 0.1%

Bidvest Group Ltd.	7,236	104

MATERIALS 3.6%

African Rainbow Minerals Ltd.	4,488	54

Gold Fields Ltd.	20,389	889

Harmony Gold Mining Co. Ltd.	7,237	145

Impala Platinum Holdings Ltd.	37,567	590

Kumba Iron Ore Ltd.	2,702	57

Northam Platinum Holdings Ltd.	4,425	90

Sappi Ltd.	26,018	38

Sasol Ltd.	37,708	241

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Sibanye Stillwater Ltd.	292,328	$1,066

Valterra Platinum Ltd.	11,286	956

		4,126

Total South Africa		6,402

SOUTH KOREA 18.6%

COMMUNICATION SERVICES 0.8%

Kakao Corp.	3,932	164

KT Corp.	10,049	366

LG Uplus Corp.	12,340	126

SK Telecom Co. Ltd.	7,051	262

		918

CONSUMER DISCRETIONARY 3.4%

Hankook Tire & Technology Co. Ltd.	2,848	115

Hyundai Mobis Co. Ltd.	1,964	510

Hyundai Motor Co.	8,848	1,827

Kia Corp.	9,118	773

LG Electronics, Inc.	10,385	663

Lotte Shopping Co. Ltd.	828	42

		3,930

CONSUMER STAPLES 0.5%

CJ CheilJedang Corp.	612	88

E-MART, Inc.	1,724	97

KT&G Corp.	3,008	297

LG H&H Co. Ltd.	315	57

		539

ENERGY 0.6%

HD Hyundai Co. Ltd.	2,425	317

S-Oil Corp. (a)	2,301	132

SK Innovation Co. Ltd.	3,711	261

		710

FINANCIALS 3.7%

BNK Financial Group, Inc.	13,535	149

DB Insurance Co. Ltd.	1,941	176

Hana Financial Group, Inc.	9,027	589

Hanwha Life Insurance Co. Ltd. (a)	14,545	33

Hyundai Marine & Fire Insurance Co. Ltd.	3,681	79

Industrial Bank of Korea	13,496	196

KB Financial Group, Inc.	9,113	785

Korea Investment Holdings Co. Ltd.	1,620	182

Meritz Financial Group, Inc.	1,752	138

Mirae Asset Securities Co. Ltd.	3,424	56

NH Investment & Securities Co. Ltd.	2,828	41

Samsung Card Co. Ltd.	722	28

Samsung Fire & Marine Insurance Co. Ltd.	952	328

Samsung Life Insurance Co. Ltd.	2,767	302

Shinhan Financial Group Co. Ltd.	14,732	784

Woori Financial Group, Inc.	20,494	398

		4,264

INDUSTRIALS 3.5%

CJ Corp.	1,625	194

CJ Logistics Corp.	823	54

Daewoo Engineering & Construction Co. Ltd. (a)	13,315	35

DL E&C Co. Ltd.	3,024	86

	SHARES	MARKET VALUE (000S)

Doosan Co. Ltd.	1,720	$935

Doosan Enerbility Co. Ltd. (a)	6,074	318

GS Engineering & Construction Corp.	5,707	78

GS Holdings Corp.	2,697	105

Hanwha Corp.	5,163	292

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	594	168

Hyundai Engineering & Construction Co. Ltd.	7,136	348

Hyundai Glovis Co. Ltd.	1,848	232

LG Corp.	2,816	158

Lotte Corp.	1,922	35

LS Corp.	1,435	200

LX International Corp.	2,509	56

Posco International Corp.	888	31

Samsung C&T Corp.	648	108

SK, Inc.	3,038	542

		3,975

INFORMATION TECHNOLOGY 3.0%

LG Display Co. Ltd. (a)	27,344	225

LG Innotek Co. Ltd.	389	73

Samsung Electro-Mechanics Co. Ltd.	1,482	262

Samsung Electronics Co. Ltd.	17,866	1,498

SK Hynix, Inc.	3,015	1,365

		3,423

MATERIALS 1.6%

Hanwha Solutions Corp.	863	16

Hyundai Steel Co.	7,021	151

KCC Corp.	235	69

Korea Zinc Co. Ltd.	120	109

Kumho Petrochemical Co. Ltd.	851	71

LG Chem Ltd.	674	156

Lotte Chemical Corp.	1,251	61

POSCO Holdings, Inc.	5,714	1,212

		1,845

UTILITIES 1.5%

Korea Electric Power Corp.	48,948	1,606

Korea Gas Corp.	3,469	95

		1,701

Total South Korea		21,305

TAIWAN 15.9%

COMMUNICATION SERVICES 0.5%

Chunghwa Telecom Co. Ltd.	82,000	341

Far EasTone Telecommunications Co. Ltd.	21,000	59

Taiwan Mobile Co. Ltd.	36,000	124

		524

CONSUMER DISCRETIONARY 0.3%

Cheng Shin Rubber Industry Co. Ltd.	23,000	22

China Motor Corp.	26,000	48

Eclat Textile Co. Ltd.	5,000	61

Feng TAY Enterprise Co. Ltd.	14,560	54

Nien Made Enterprise Co. Ltd.	2,000	23

Pou Chen Corp.	94,000	90

		298

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.2%

Great Wall Enterprise Co. Ltd.	10,008	$16

President Chain Store Corp.	11,000	78

Uni-President Enterprises Corp.	69,000	169

		263

ENERGY 0.0%

Formosa Petrochemical Corp.	21,000	32

FINANCIALS 2.1%

Cathay Financial Holding Co. Ltd.	74,200	179

Chang Hwa Commercial Bank Ltd.	148,048	96

CTBC Financial Holding Co. Ltd.	266,000	425

E.Sun Financial Holding Co. Ltd.	244,774	263

First Financial Holding Co. Ltd.	73,326	69

Fubon Financial Holding Co. Ltd.	89,230	273

Hua Nan Financial Holdings Co. Ltd.	105,013	104

KGI Financial Holding Co. Ltd.	272,797	149

Mega Financial Holding Co. Ltd.	99,515	127

Shanghai Commercial & Savings Bank Ltd.	30,712	40

SinoPac Financial Holdings Co. Ltd.	201,476	183

Taiwan Business Bank	98,065	50

Taiwan Cooperative Financial Holding Co. Ltd.	79,148	61

TS Financial Holding Co. Ltd.	169,724	110

Yuanta Financial Holding Co. Ltd.	184,724	231

		2,360

INDUSTRIALS 0.9%

Evergreen Marine Corp. Taiwan Ltd.	87,000	525

Far Eastern New Century Corp.	65,000	57

Taiwan Glass Industry Corp.	29,000	32

Taiwan High Speed Rail Corp.	16,000	14

Teco Electric & Machinery Co. Ltd.	44,000	118

Walsin Lihwa Corp.	33,000	33

Yang Ming Marine Transport Corp.	148,000	262

		1,041

INFORMATION TECHNOLOGY 11.0%

Accton Technology Corp.	10,000	377

Acer, Inc.	59,000	50

Advantech Co. Ltd.	7,119	65

ASE Technology Holding Co. Ltd.	67,000	528

Asustek Computer, Inc.	26,000	452

AUO Corp.	305,600	119

Catcher Technology Co. Ltd.	23,000	152

Cheng Uei Precision Industry Co. Ltd.	19,000	22

Chicony Electronics Co. Ltd.	24,000	90

Compal Electronics, Inc.	281,000	272

Delta Electronics, Inc.	52,000	1,586

Foxconn Technology Co. Ltd.	45,000	88

Hon Hai Precision Industry Co. Ltd.	281,600	2,064

Innolux Corp.	484,592	263

Inventec Corp.	133,000	181

King Yuan Electronics Co. Ltd.	17,000	134

Kinpo Electronics	64,000	46

Largan Precision Co. Ltd.	1,290	102

Lite-On Technology Corp.	96,000	500

Macronix International Co. Ltd. (a)	43,000	54

MediaTek, Inc.	20,000	908

Micro-Star International Co. Ltd.	20,000	61

16	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

Mitac Holdings Corp.	63,500	$174

Nan Ya Printed Circuit Board Corp.	6,000	46

Nanya Technology Corp. (a)	16,000	98

Novatek Microelectronics Corp.	8,000	95

Pegatron Corp.	50,000	109

Powerchip Semiconductor Manufacturing Corp. (a)	50,000	63

Powertech Technology, Inc.	43,000	237

Primax Electronics Ltd.	19,000	46

Quanta Computer, Inc.	39,000	337

Radiant Opto-Electronics Corp.	18,000	71

Realtek Semiconductor Corp.	6,000	93

Silicon Motion Technology Corp. ADR	735	68

Supreme Electronics Co. Ltd.	38,861	92

Synnex Technology International Corp.	39,000	72

Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	1,180

TPK Holding Co. Ltd.	26,000	33

Tripod Technology Corp.	14,000	141

Winbond Electronics Corp. (a)	47,000	124

Wistron Corp.	117,347	561

Wiwynn Corp.	2,000	285

WPG Holdings Ltd.	60,560	112

WT Microelectronics Co. Ltd.	40,880	178

Yageo Corp.	25,000	183

Zhen Ding Technology Holding Ltd.	29,000	131

		12,643

MATERIALS 0.8%

Asia Cement Corp.	48,000	57

China Steel Corp.	208,000	126

Eternal Materials Co. Ltd.	26,300	34

Formosa Chemicals & Fibre Corp.	64,000	65

Formosa Plastics Corp.	126,000	156

Nan Ya Plastics Corp.	179,000	342

TA Chen Stainless Pipe	51,172	58

TCC Group Holdings Co. Ltd.	144,553	107

Tung Ho Steel Enterprise Corp.	15,020	30

		975

REAL ESTATE 0.1%

Highwealth Construction Corp.	39,726	51

Ruentex Development Co. Ltd.	23,380	22

		73

Total Taiwan		18,209

THAILAND 3.2%

COMMUNICATION SERVICES 0.4%

Advanced Info Service PCL	37,400	371

Digital Telecommunications Infrastructure Fund Class F	190,000	57

		428

CONSUMER DISCRETIONARY 0.1%

Home Product Center PCL	80,800	17

Sri Trang Agro-Industry PCL	124,300	48

		65

CONSUMER STAPLES 0.4%

Charoen Pokphand Foods PCL	331,200	229

	SHARES	MARKET VALUE (000S)

CP ALL PCL	68,300	$94

Thai Beverage PCL	139,700	50

Thai Union Group PCL	77,800	32

		405

ENERGY 0.8%

Bangchak Corp. PCL	58,700	48

Banpu PCL	325,700	51

PTT PCL	791,500	804

Thai Oil PCL	59,000	67

		970

FINANCIALS 0.5%

Bangkok Bank PCL	24,400	131

Kasikornbank PCL	26,400	163

Krung Thai Bank PCL	42,900	38

SCB X PCL	23,700	104

Thanachart Capital PCL	28,400	53

Tisco Financial Group PCL	40,200	141

		630

HEALTH CARE 0.1%

Bangkok Dusit Medical Services PCL Class F	213,500	131

INDUSTRIALS 0.0%

Regional Container Lines PCL	12,000	11

INFORMATION TECHNOLOGY 0.5%

Delta Electronics Thailand PCL	67,400	368

Fabrinet (a)	495	225

		593

MATERIALS 0.3%

Indorama Ventures PCL	30,900	16

PTT Global Chemical PCL	182,400	121

Siam Cement PCL	31,800	185

		322

REAL ESTATE 0.1%

Land & Houses PCL	224,900	27

Supalai PCL	64,900	35

		62

UTILITIES 0.0%

Ratch Group PCL	24,550	23

Total Thailand		3,640

TURKEY 0.6%

COMMUNICATION SERVICES 0.0%

Turkcell Iletisim Hizmetleri AS	21,578	47

CONSUMER DISCRETIONARY 0.0%

Ford Otomotiv Sanayi AS	8,648	19

CONSUMER STAPLES 0.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS	71,888	26

BIM Birlesik Magazalar AS	12,247	153

	SHARES	MARKET VALUE (000S)

Coca-Cola Icecek AS	15,077	$21

		200

ENERGY 0.0%

Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.1%

Is Yatirim Menkul Degerler AS	72,268	66

INDUSTRIALS 0.2%

Aselsan Elektronik Sanayi Ve Ticaret AS	27,787	150

Enka Insaat ve Sanayi AS	33,644	61

Tekfen Holding AS	14,009	23

Turkiye Sise ve Cam Fabrikalari AS	23,562	21

		255

MATERIALS 0.1%

Eregli Demir ve Celik Fabrikalari TAS	118,039	65

UTILITIES 0.0%

Aygaz AS	1	0

Enerjisa Enerji AS	11,718	25

		25

Total Turkey		677

UNITED ARAB EMIRATES 1.1%

COMMUNICATION SERVICES 0.1%

Emirates Telecommunications Group Co. PJSC	15,437	77

CONSUMER DISCRETIONARY 0.1%

Abu Dhabi National Oil Co. for Distribution PJSC	65,666	70

ENERGY 0.0%

ADNOC Drilling Co. PJSC	33,757	49

FINANCIALS 0.5%

Abu Dhabi Commercial Bank PJSC	18,352	71

Abu Dhabi Islamic Bank PJSC	17,731	100

Dubai Islamic Bank PJSC	40,249	102

Emirates NBD Bank PJSC	20,934	159

First Abu Dhabi Bank PJSC	32,867	156

		588

INDUSTRIALS 0.0%

Dubai Investments PJSC	46,330	45

MATERIALS 0.1%

Borouge PLC	90,104	65

REAL ESTATE 0.2%

Aldar Properties PJSC	22,470	53

Emaar Development PJSC	32,071	132

Emaar Properties PJSC	40,466	155

		340

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.1%

Dubai Electricity & Water Authority PJSC	81,493	$61

Total United Arab Emirates		1,295

UNITED STATES 0.4%

HEALTH CARE 0.4%

BeOne Medicines Ltd. Class H (a)	19,100	440

Total United States		440

Total Common Stocks (Cost $88,801)		110,591

PREFERRED STOCKS 2.9%

BRAZIL 2.6%

BANKING & FINANCE 0.8%

Banco Bradesco SA	88,500	290

Itau Unibanco Holding SA	83,636	598

		888

INDUSTRIALS 0.6%

Braskem SA	27,090	39

Gerdau SA	96,014	354

Localiza Rent a Car SA	480	4

Metalurgica Gerdau SA	98,985	161

Usinas Siderurgicas de Minas Gerais SA Usiminas	89,500	97

		655

UTILITIES 1.2%

Axia Energia	5,651	51

	SHARES	MARKET VALUE (000S)

Cia Energetica de Minas Gerais	71,397	$144

Isa Energia Brasil SA	20,121	101

Petroleo Brasileiro SA - Petrobras	204,298	1,147

		1,443

Total Brazil		2,986

CHILE 0.3%

INDUSTRIALS 0.3%

Embotelladora Andina SA	8,692	40

Sociedad Quimica y Minera de Chile SA	3,405	240

		280

Total Chile		280

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	2,929	0

Transneft PJSC «(c)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,890)		3,266

REAL ESTATE INVESTMENT TRUSTS 0.0%

SOUTH AFRICA 0.0%

REAL ESTATE 0.0%

Growthpoint Properties Ltd.	40,614	42

Total Real Estate Investment Trusts (Cost $34)		42

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	471,771	$472

Total Mutual Funds (Cost $472)		472

Total Short-Term Instruments (Cost $472)		472

Total Investments in Securities (Cost $92,197)		114,371

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
3.870% (b)(c)(d)	8,788	9

Total Short-Term Instruments (Cost $9)		9

Total Investments in Affiliates (Cost $9)		9

Total Investments 100.0% (Cost $92,206)		$114,380

Other Assets and Liabilities, net 0.0%		(44)

Net Assets 100.0%		$114,336

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $8 were out on loan in exchange for $9 of cash collateral as of December 31, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Kwality Wall’s India Ltd.	04/20/2022 - 09/25/2025	$3	$3	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Master Securities Forward Transaction Agreement
UBS	$0	$0	$0	$8	$8	$(9)	$(1)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$8

18	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Preferred Securities	$9	$0	$0	$0	$9

Total Borrowings	$9	$0	$0	$0	$9

Payable for securities on loan - cash collateral					$9

(1)	Includes accrued interest
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 4 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$39	$0	$0	$39

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$0	$39	$2	$0	$41

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$0	$318	$0	$318
Consumer Discretionary	0	510	0	510
Consumer Staples	233	103	0	336
Financials	0	641	0	641
Health Care	0	81	0	81
Industrials	0	179	0	179
Materials	0	1,564	0	1,564
Utilities	0	570	0	570
Chile
Consumer Discretionary	110	51	0	161
Consumer Staples	72	130	0	202
Financials	520	73	0	593
Materials	0	30	0	30
Utilities	74	22	0	96
China
Communication Services	0	2,961	0	2,961
Consumer Discretionary	1,094	770	0	1,864
Consumer Staples	146	1,090	0	1,236
Energy	24	2,366	0	2,390
Financials	1,177	8,428	0	9,605
Health Care	0	1,181	0	1,181
Industrials	556	3,216	0	3,772
Information Technology	0	1,352	0	1,352
Materials	154	5,142	0	5,296
Real Estate	0	862	0	862
Utilities	232	879	0	1,111

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Greece
Communication Services	$$69	$0	$0	$69
Consumer Discretionary	151	0	0	151
Energy	0	66	0	66
Financials	67	280	0	347
Industrials	49	0	0	49
Hong Kong
Consumer Discretionary	0	632	0	632
Financials	0	784	0	784
Industrials	52	274	0	326
Materials	0	12	0	12
Real Estate	0	502	0	502
Utilities	0	389	0	389
India
Communication Services	0	1,047	0	1,047
Consumer Discretionary	0	332	0	332
Consumer Staples	49	722	0	771
Energy	0	1,181	0	1,181
Financials	11	1,133	0	1,144
Health Care	0	442	0	442
Industrials	0	431	0	431
Information Technology	0	1,451	0	1,451
Materials	0	993	0	993
Utilities	24	694	0	718
Indonesia
Communication Services	0	226	0	226
Consumer Staples	0	100	0	100
Energy	132	155	0	287
Financials	0	142	0	142

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Health Care	$0	$28	$0	$28
Industrials	0	50	0	50
Materials	0	98	0	98
Utilities	0	23	0	23
Ireland
Consumer Discretionary	591	0	0	591
Kuwait
Communication Services	33	0	0	33
Financials	255	191	0	446
Industrials	0	6	0	6
Real Estate	6	0	0	6
Malaysia
Communication Services	0	163	0	163
Consumer Discretionary	0	37	0	37
Consumer Staples	64	65	0	129
Financials	0	668	0	668
Health Care	0	191	0	191
Industrials	0	273	0	273
Materials	0	95	0	95
Utilities	24	190	0	214
Mexico
Communication Services	545	0	0	545
Consumer Staples	1,119	0	0	1,119
Financials	246	0	0	246
Industrials	64	0	0	64
Materials	862	0	0	862
Netherlands
Real Estate	57	0	0	57
Philippines
Communication Services	0	37	0	37
Financials	27	14	0	41
Industrials	0	117	0	117
Utilities	19	0	0	19
Poland
Communication Services	0	62	0	62
Consumer Discretionary	0	35	0	35
Energy	0	238	0	238
Financials	0	440	0	440
Information Technology	0	87	0	87
Materials	0	137	0	137
Utilities	0	201	0	201
Qatar
Communication Services	0	27	0	27
Energy	30	0	0	30
Financials	94	77	0	171
Industrials	39	0	0	39
Real Estate	0	30	0	30
Saudi Arabia
Communication Services	0	280	0	280
Consumer Discretionary	0	16	0	16
Consumer Staples	0	48	0	48
Energy	0	497	0	497
Financials	0	109	0	109
Health Care	25	0	0	25
Materials	191	225	0	416
Real Estate	0	58	0	58
Utilities	0	16	0	16
South Africa
Communication Services	131	551	0	682
Consumer Discretionary	177	443	0	620
Consumer Staples	42	285	0	327
Energy	120	0	0	120
Financials	0	398	0	398
Health Care	25	0	0	25
Industrials	104	0	0	104
Materials	38	4,088	0	4,126
South Korea
Communication Services	126	792	0	918
Consumer Discretionary	0	3,930	0	3,930

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Staples	$297	$242	$0	$539
Energy	0	710	0	710
Financials	494	3,770	0	4,264
Industrials	0	3,975	0	3,975
Information Technology	0	3,423	0	3,423
Materials	0	1,845	0	1,845
Utilities	0	1,701	0	1,701
Taiwan
Communication Services	0	524	0	524
Consumer Discretionary	0	298	0	298
Consumer Staples	0	263	0	263
Energy	0	32	0	32
Financials	367	1,993	0	2,360
Industrials	0	1,041	0	1,041
Information Technology	68	12,575	0	12,643
Materials	0	975	0	975
Real Estate	0	73	0	73
Thailand
Communication Services	57	371	0	428
Consumer Discretionary	0	65	0	65
Consumer Staples	0	405	0	405
Energy	0	970	0	970
Financials	0	630	0	630
Health Care	0	131	0	131
Industrials	11	0	0	11
Information Technology	225	368	0	593
Materials	0	322	0	322
Real Estate	35	27	0	62
Utilities	0	23	0	23
Turkey
Communication Services	0	47	0	47
Consumer Discretionary	0	19	0	19
Consumer Staples	0	200	0	200
Financials	0	66	0	66
Industrials	23	232	0	255
Materials	0	65	0	65
Utilities	0	25	0	25
United Arab Emirates
Communication Services	77	0	0	77
Consumer Discretionary	70	0	0	70
Energy	49	0	0	49
Financials	386	202	0	588
Industrials	0	45	0	45
Materials	0	65	0	65
Real Estate	0	340	0	340
Utilities	0	61	0	61
United States
Health Care	0	440	0	440
Preferred Stocks
Brazil
Banking & Finance	0	888	0	888
Industrials	4	651	0	655
Utilities	51	1,392	0	1,443
Chile
Industrials	40	240	0	280
Real Estate Investment Trusts
South Africa
Real Estate	42	0	0	42
Short-Term Instruments
Mutual Funds	0	472	0	472

	$12,346	$102,025	$0	$114,371

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	9	0	0	9

Total Investments	$12,355	$102,025	$0	$114,380

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

20	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

COMMON STOCKS 97.5%

AUSTRALIA 4.6%

COMMUNICATION SERVICES 0.2%

CAR Group Ltd.	5,976	$122

Nine Entertainment Co. Holdings Ltd.	16,710	12

REA Group Ltd.	1,185	145

SEEK Ltd.	12,137	186

Telstra Group Ltd.	75,730	246

		711

CONSUMER DISCRETIONARY 0.5%

ARB Corp. Ltd.	2,759	58

Aristocrat Leisure Ltd.	6,029	233

Breville Group Ltd.	5,852	115

Domino’s Pizza Enterprises Ltd.	5,892	82

Eagers Automotive Ltd.	9,747	160

Harvey Norman Holdings Ltd.	29,844	138

JB Hi-Fi Ltd.	4,028	258

Myer Holdings Ltd.	17,113	5

Super Retail Group Ltd.	9,817	105

Wesfarmers Ltd.	16,741	902

		2,056

CONSUMER STAPLES 0.3%

Coles Group Ltd.	32,933	471

GrainCorp Ltd. Class A	25,405	121

Metcash Ltd.	68,119	150

Treasury Wine Estates Ltd.	12,403	43

Woolworths Group Ltd.	29,788	583

		1,368

ENERGY 0.2%

Ampol Ltd.	12,972	276

New Hope Corp. Ltd.	21,407	57

Santos Ltd.	40,231	165

Viva Energy Group Ltd.	56,787	78

Whitehaven Coal Ltd.	20,041	103

Woodside Energy Group Ltd.	18,839	294

		973

FINANCIALS 0.6%

ANZ Group Holdings Ltd.	12,881	312

ASX Ltd.	5,761	197

Bank of Queensland Ltd.	17,853	78

Insurance Australia Group Ltd.	61,267	325

Magellan Financial Group Ltd.	5,431	36

Medibank Pvt Ltd.	124,791	398

National Australia Bank Ltd.	5,733	161

nib holdings Ltd.	16,013	73

QBE Insurance Group Ltd.	29,397	389

Suncorp Group Ltd.	20,561	242

		2,211

HEALTH CARE 0.3%

Ansell Ltd.	6,980	163

Cochlear Ltd.	376	65

CSL Ltd.	1,633	188

Sigma Healthcare Ltd.	280,679	550

	SHARES	MARKET VALUE (000S)

Sonic Healthcare Ltd.	15,543	$234

		1,200

INDUSTRIALS 0.6%

ALS Ltd.	18,998	278

Atlas Arteria Ltd.	11,215	37

Aurizon Holdings Ltd.	103,394	252

Austal Ltd.	16,197	72

Brambles Ltd.	42,915	655

Computershare Ltd.	6,666	151

Downer EDI Ltd.	26,475	140

Monadelphous Group Ltd.	7,376	130

NRW Holdings Ltd.	12,304	42

Qantas Airways Ltd.	15,788	109

Transurban Group	41,849	396

Ventia Services Group Pty. Ltd.	14,058	56

Worley Ltd.	9,802	82

		2,400

MATERIALS 1.7%

BHP Group Ltd.	24,157	729

BlueScope Steel Ltd.	27,457	438

Champion Iron Ltd.	29,591	119

Dyno Nobel Ltd.	87,793	188

Evolution Mining Ltd.	117,317	982

Fortescue Ltd.	79,477	1,162

IGO Ltd. (a)	39,997	218

Iluka Resources Ltd.	28,457	109

Lynas Rare Earths Ltd. (a)	23,048	189

Mineral Resources Ltd.	2,983	108

Northern Star Resources Ltd.	22,838	402

Orica Ltd.	8,389	136

Perenti Ltd.	21,695	40

Perseus Mining Ltd.	13,189	50

PLS Group Ltd.	60,611	170

Ramelius Resources Ltd.	22,223	61

Regis Resources Ltd.	59,786	298

Rio Tinto Ltd.	12,089	1,179

Sandfire Resources Ltd. (a)	25,269	300

Sims Ltd.	14,703	175

		7,053

REAL ESTATE 0.0%

Lendlease Corp. Ltd.	19,093	66

UTILITIES 0.2%

AGL Energy Ltd.	44,279	274

APA Group	31,933	191

Origin Energy Ltd.	46,497	355

		820

Total Australia		18,858

AUSTRIA 0.4%

ENERGY 0.1%

OMV AG	4,621	257

FINANCIALS 0.2%

Erste Group Bank AG	2,429	292

Raiffeisen Bank International AG	4,400	196

UNIQA Insurance Group AG	12,461	225

		713

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%

ANDRITZ AG	810	$63

INFORMATION TECHNOLOGY 0.0%

ams-OSRAM AG (a)	7,183	70

MATERIALS 0.1%

Mayr Melnhof Karton AG	1,055	114

voestalpine AG	6,126	270

		384

REAL ESTATE 0.0%

CA Immobilien Anlagen AG	3,910	103

UTILITIES 0.0%

Verbund AG	998	73

Total Austria		1,663

BELGIUM 0.5%

COMMUNICATION SERVICES 0.0%

Proximus SADP	9,871	82

CONSUMER STAPLES 0.1%

Anheuser-Busch InBev SA	3,771	242

Colruyt Group NV	2,242	83

Lotus Bakeries NV	5	46

		371

FINANCIALS 0.1%

Ageas SA	1,413	99

Gimv NV	1,371	72

KBC Group NV	1,546	201

		372

HEALTH CARE 0.2%

Financiere de Tubize SA	165	40

UCB SA	2,074	578

		618

INDUSTRIALS 0.0%

Ackermans & van Haaren NV	543	148

Deme Group NV	228	37

		185

MATERIALS 0.1%

Solvay SA	2,981	95

Umicore SA	4,508	94

		189

UTILITIES 0.0%

Elia Group SA	1,215	156

Total Belgium		1,973

CANADA 7.8%

COMMUNICATION SERVICES 0.3%

BCE, Inc.	20,468	488

Cogeco Communications, Inc.	1,226	59

Quebecor, Inc. Class B	6,262	236

Rogers Communications, Inc. Class B	7,100	268

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

TELUS Corp.	15,161	$200

		1,251

CONSUMER DISCRETIONARY 0.6%

BRP, Inc.	1,189	84

Canadian Tire Corp. Ltd. Class A	2,958	375

Dollarama, Inc.	6,075	908

Gildan Activewear, Inc.	5,392	337

Linamar Corp.	1,423	86

Magna International, Inc.	15,426	822

		2,612

CONSUMER STAPLES 0.8%

Alimentation Couche-Tard, Inc.	8,193	447

Empire Co. Ltd. Class A	8,735	304

George Weston Ltd.	7,267	501

Loblaw Cos. Ltd.	23,946	1,083

Maple Leaf Foods, Inc.	2,971	54

Metro, Inc.	6,143	442

North West Co., Inc.	3,144	112

Premium Brands Holdings Corp.	1,172	87

Saputo, Inc.	8,388	253

		3,283

ENERGY 1.1%

ARC Resources Ltd.	18,280	343

Birchcliff Energy Ltd.	13,452	73

Cameco Corp.	5,656	518

Canadian Natural Resources Ltd.	9,914	336

Cenovus Energy, Inc.	11,518	195

CES Energy Solutions Corp.	7,000	63

Enbridge, Inc.	14,212	680

Enerflex Ltd.	15,006	231

Gibson Energy, Inc.	8,259	151

Imperial Oil Ltd.	8,737	755

NuVista Energy Ltd. (a)(b)	4,600	61

Parex Resources, Inc.	9,379	126

Peyto Exploration & Development Corp.	15,189	251

Precision Drilling Corp. (a)	1,419	102

Suncor Energy, Inc.	13,361	593

Vermilion Energy, Inc.	23,588	196

		4,674

FINANCIALS 1.3%

Bank of Montreal	5,872	762

Bank of Nova Scotia	5,200	383

Canadian Imperial Bank of Commerce	6,148	557

Definity Financial Corp. (b)	660	36

Fairfax Financial Holdings Ltd.	344	656

Great-West Lifeco, Inc. (b)	2,092	103

IGM Financial, Inc.	3,080	139

Intact Financial Corp.	1,435	299

Onex Corp.	1,651	136

Power Corp. of Canada	14,616	777

TMX Group Ltd.	8,614	328

Toronto-Dominion Bank	10,236	965

		5,141

HEALTH CARE 0.0%

Bausch Health Cos., Inc. (a)	4,240	30

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.7%

Aecon Group, Inc.	7,979	$182

Air Canada (a)	10,184	143

AtkinsRealis Group, Inc. (b)	2,878	186

Bombardier, Inc. Class B (a)	2,050	349

Canadian National Railway Co.	5,778	571

Element Fleet Management Corp.	1,454	38

Finning International, Inc.	6,685	362

GFL Environmental, Inc.	3,476	149

Russel Metals, Inc.	3,964	127

TFI International, Inc.	1,276	132

Thomson Reuters Corp.	1,884	249

Toromont Industries Ltd.	2,843	344

Waste Connections, Inc.	305	53

		2,885

INFORMATION TECHNOLOGY 0.4%

Canadian Solar, Inc. (a)	9,272	220

Celestica, Inc. (a)	1,883	557

CGI, Inc.	5,396	499

Constellation Software, Inc. (b)	104	250

Open Text Corp.	1,600	52

		1,578

MATERIALS 2.0%

Agnico Eagle Mines Ltd. (b)	4,206	713

Alamos Gold, Inc. Class A	11,046	427

Algoma Steel Group, Inc.	21,822	90

Barrick Mining Corp.	13,014	567

CCL Industries, Inc. Class B	899	57

Centerra Gold, Inc.	38,156	549

China Gold International Resources Corp. Ltd.	6,300	127

DPM Metals, Inc. (b)	2,100	65

Eldorado Gold Corp. (a)	19,636	706

Equinox Gold Corp. (a)	16,800	236

First Quantum Minerals Ltd. (a)	10,813	290

Fortuna Mining Corp. (a)	4,500	44

Franco-Nevada Corp.	2,754	571

Hudbay Minerals, Inc.	9,800	195

IAMGOLD Corp. (a)	37,492	619

Lundin Gold, Inc.	2,706	225

Lundin Mining Corp.	5,942	128

Nutrien Ltd.	11,604	716

OceanaGold Corp. (b)	2,200	62

OR Royalties, Inc.	3,892	138

Pan American Silver Corp.	10,753	557

Stella-Jones, Inc. (b)	899	56

Teck Resources Ltd. Class B	5,683	272

Torex Gold Resources, Inc.	800	38

Transcontinental, Inc. Class A	6,301	104

West Fraser Timber Co. Ltd.	3,489	213

Wheaton Precious Metals Corp.	4,741	557

		8,322

REAL ESTATE 0.1%

Colliers International Group, Inc.	896	132

FirstService Corp.	1,049	163

		295

UTILITIES 0.5%

AltaGas Ltd.	1,500	46

Atco Ltd. Class I	4,971	204

	SHARES	MARKET VALUE (000S)

Canadian Utilities Ltd. Class A	3,378	$105

Emera, Inc.	7,073	348

Fortis, Inc.	7,919	412

Hydro One Ltd.	7,475	298

Northland Power, Inc.	12,644	164

Superior Plus Corp.	9,690	50

TransAlta Corp.	17,008	215

		1,842

Total Canada		31,913

CHILE 0.1%

MATERIALS 0.1%

Antofagasta PLC	9,969	438

Total Chile		438

DENMARK 1.3%

CONSUMER DISCRETIONARY 0.0%

GN Store Nord AS (a)	2,476	41

Pandora AS	950	105

		146

CONSUMER STAPLES 0.1%

Carlsberg AS Class B	2,832	371

Royal Unibrew AS	1,422	128

Scandinavian Tobacco Group AS	5,739	86

Schouw & Co. AS	835	86

		671

FINANCIALS 0.2%

AL Sydbank	3,316	296

Danske Bank AS	4,602	230

Jyske Bank AS	1,249	171

Tryg AS	1,523	40

		737

HEALTH CARE 0.3%

Ascendis Pharma AS ADR (a)	648	138

Coloplast AS Class B	1,151	99

Demant AS (a)	2,597	87

Genmab AS (a)	375	116

H Lundbeck AS	5,199	35

Novo Nordisk AS Class B	14,902	756

		1,231

INDUSTRIALS 0.6%

AP Moller - Maersk AS Class B	668	1,533

DSV AS	1,367	344

ISS AS	4,507	154

NKT AS (a)	651	81

Per Aarsleff Holding AS	704	96

Vestas Wind Systems AS	3,529	96

		2,304

MATERIALS 0.1%

Novonesis Novozymes B Class B	4,343	278

UTILITIES 0.0%

Orsted AS	4,496	86

Total Denmark		5,453

22	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINLAND 1.3%

COMMUNICATION SERVICES 0.0%

Elisa OYJ	4,462	$198

CONSUMER DISCRETIONARY 0.0%

Nokian Renkaat OYJ	8,449	93

CONSUMER STAPLES 0.1%

Kesko OYJ Class B	10,620	240

ENERGY 0.1%

Neste OYJ	10,239	232

FINANCIALS 0.3%

Mandatum OYJ	21,045	170

Nordea Bank Abp	13,666	257

Sampo OYJ Class A	81,707	989

		1,416

HEALTH CARE 0.1%

Orion OYJ Class B	5,446	406

INDUSTRIALS 0.3%

Kone OYJ Class B	9,287	658

Konecranes OYJ	942	103

Wartsila OYJ Abp	12,525	443

		1,204

INFORMATION TECHNOLOGY 0.1%

Nokia Oyj	16,476	106

TietoEVRY OYJ	8,632	185

		291

MATERIALS 0.1%

Kemira OYJ	6,554	150

Outokumpu OYJ	35,072	183

		333

REAL ESTATE 0.0%

Kojamo OYJ (a)	6,014	72

UTILITIES 0.2%

Fortum OYJ	33,317	707

Total Finland		5,192

FRANCE 6.4%

COMMUNICATION SERVICES 0.6%

Metropole Television SA	5,360	77

Orange SA	126,255	2,107

Television Francaise 1 SA	7,612	74

Ubisoft Entertainment SA (a)	8,289	62

Vivendi SE	88,420	245

		2,565

CONSUMER DISCRETIONARY 0.6%

Cie Generale des Etablissements Michelin SCA	5,103	169

FDJ UNITED	1,862	51

Forvia SE (a)	21,046	334

	SHARES	MARKET VALUE (000S)

Hermes International SCA	109	$271

Kering SA	570	199

LVMH Moet Hennessy Louis Vuitton SE	324	244

Renault SA	20,317	841

SEB SA	1,061	61

Trigano SA	344	71

Valeo SE	17,892	243

		2,484

CONSUMER STAPLES 0.6%

Carrefour SA	66,841	1,115

Danone SA	12,345	1,114

L’Oreal SA	286	123

Pernod Ricard SA	1,886	161

		2,513

ENERGY 0.3%

Technip Energies NV	3,517	134

TotalEnergies SE	12,431	810

		944

FINANCIALS 1.1%

AXA SA	7,813	375

BNP Paribas SA	5,208	493

Credit Agricole SA	8,130	167

SCOR SE	11,291	380

Societe Generale SA	39,463	3,177

		4,592

HEALTH CARE 0.7%

BioMerieux	2,834	367

Clariane SE (a)	7,458	34

Emeis SA (a)	6,049	102

EssilorLuxottica SA	1,521	481

Ipsen SA	1,564	218

Sanofi SA	16,228	1,570

Sartorius Stedim Biotech	339	83

		2,855

INDUSTRIALS 1.8%

Air France-KLM (a)	2,733	37

Airbus SE	3,891	903

Ayvens SA	9,308	125

Bouygues SA	9,714	505

Bureau Veritas SA	9,458	301

Cie de Saint-Gobain SA	3,129	318

Dassault Aviation SA	478	153

Eiffage SA	627	90

Legrand SA	2,221	330

Nexans SA	1,879	276

Rexel SA	20,626	809

Safran SA	3,430	1,195

Societe BIC SA	1,892	114

SPIE SA	1,659	96

Thales SA	3,450	931

Vinci SA	7,544	1,061

		7,244

INFORMATION TECHNOLOGY 0.0%

Sopra Steria Group	701	127

	SHARES	MARKET VALUE (000S)
MATERIALS 0.1%

Air Liquide SA	1,203	$226

Eramet SA	428	29

Vicat SACA	2,720	242

		497

UTILITIES 0.6%

Engie SA	83,811	2,202

Rubis SCA	2,934	110

		2,312

Total France		26,133

GERMANY 5.7%

COMMUNICATION SERVICES 0.4%

Deutsche Telekom AG	23,530	766

Freenet AG	8,150	281

Scout24 SE	3,576	359

United Internet AG	2,674	86

		1,492

CONSUMER DISCRETIONARY 1.1%

adidas AG	1,643	325

Bayerische Motoren Werke AG	21,244	2,304

Ceconomy AG (a)	9,395	49

Continental AG	8,147	647

Fielmann Group AG	1,768	90

Hornbach Holding AG & Co. KGaA	1,425	140

HUGO BOSS AG	3,785	159

Mercedes-Benz Group AG	12,768	885

Schaeffler AG	5,110	50

TUI AG	7,335	77

		4,726

CONSUMER STAPLES 0.1%

Beiersdorf AG	909	100

KWS Saat SE & Co. KGaA	2,005	161

Suedzucker AG	6,327	68

		329

FINANCIALS 1.3%

Allianz SE	1,413	653

Commerzbank AG	46,987	1,983

Deutsche Bank AG	42,402	1,634

Deutsche Boerse AG	2,498	657

Deutsche Pfandbriefbank AG	14,713	72

Talanx AG	1,338	178

		5,177

HEALTH CARE 0.5%

Bayer AG	3,543	154

Fresenius Medical Care AG	12,568	600

Fresenius SE & Co. KGaA	11,735	672

Gerresheimer AG	1,167	38

Merck KGaA	2,333	333

Siemens Healthineers AG	2,029	106

		1,903

INDUSTRIALS 1.2%

Bilfinger SE	3,133	392

Brenntag SE	698	41

Deutsche Lufthansa AG	15,359	151

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Deutsche Post AG	17,209	$938

Duerr AG	957	25

GEA Group AG	533	36

Hapag-Lloyd AG	600	82

HOCHTIEF AG	1,207	473

KION Group AG	1,929	152

Krones AG	1,356	215

MTU Aero Engines AG	1,032	428

Rational AG	108	83

Rheinmetall AG	329	600

Siemens AG	5,171	1,448

Traton SE	1,088	39

		5,103

INFORMATION TECHNOLOGY 0.2%

SAP SE	3,446	837

MATERIALS 0.6%

Aurubis AG	2,319	336

BASF SE	6,730	354

Heidelberg Materials AG	957	248

K&S AG	25,026	364

Lanxess AG	11,417	234

Salzgitter AG	5,378	252

Symrise AG	3,091	250

thyssenkrupp AG	46,939	505

Wacker Chemie AG	1,303	105

		2,648

REAL ESTATE 0.1%

LEG Immobilien SE	3,202	234

UTILITIES 0.2%

E.ON SE	40,272	763

RWE AG	3,120	165

		928

Total Germany		23,377

HONG KONG 2.4%

COMMUNICATION SERVICES 0.1%

HKT Trust & HKT Ltd.	112,000	166

PCCW Ltd.	317,295	220

		386

CONSUMER DISCRETIONARY 0.2%

Bosideng International Holdings Ltd.	212,000	122

Chow Tai Fook Jewellery Group Ltd.	64,000	102

Galaxy Entertainment Group Ltd.	29,000	143

Johnson Electric Holdings Ltd.	71,500	274

Man Wah Holdings Ltd.	42,400	25

Melco Resorts & Entertainment Ltd. ADR (a)	6,067	46

Skyworth Group Ltd.	196,000	118

Yue Yuen Industrial Holdings Ltd.	23,500	48

		878

CONSUMER STAPLES 0.1%

Alibaba Health Information Technology Ltd. (a)	170,000	111

	SHARES	MARKET VALUE (000S)

WH Group Ltd.	289,000	$322

		433

FINANCIALS 0.8%

AIA Group Ltd.	77,800	801

Futu Holdings Ltd. ADR (a)	2,892	475

Hang Seng Bank Ltd.	20,500	404

Hong Kong Exchanges & Clearing Ltd.	13,300	696

Prudential PLC	42,342	651

		3,027

HEALTH CARE 0.1%

China Medical System Holdings Ltd.	24,000	40

Grand Pharmaceutical Group Ltd.	34,000	34

Sino Biopharmaceutical Ltd.	115,000	92

United Laboratories International Holdings Ltd.	86,000	128

		294

INDUSTRIALS 0.4%

Cathay Pacific Airways Ltd.	41,000	66

CK Hutchison Holdings Ltd.	72,000	489

Jardine Matheson Holdings Ltd.	4,400	300

MTR Corp. Ltd.	41,500	159

Pacific Basin Shipping Ltd.	166,000	50

SITC International Holdings Co. Ltd.	34,000	122

Swire Pacific Ltd. Class A	20,500	165

Xinyi Glass Holdings Ltd.	47,000	50

		1,401

INFORMATION TECHNOLOGY 0.1%

Kingboard Holdings Ltd.	26,200	99

Kingboard Laminates Holdings Ltd.	82,500	140

VSTECS Holdings Ltd.	110,000	110

		349

MATERIALS 0.0%

Nine Dragons Paper Holdings Ltd. (a)	107,000	82

REAL ESTATE 0.4%

CK Asset Holdings Ltd.	62,500	316

Henderson Land Development Co. Ltd.	31,000	112

Hongkong Land Holdings Ltd.	49,200	342

New World Development Co. Ltd.	99,000	93

Sino Land Co. Ltd.	10,000	13

Sun Hung Kai Properties Ltd.	53,500	652

Swire Properties Ltd.	13,800	37

Wharf Holdings Ltd.	44,000	123

Wharf Real Estate Investment Co. Ltd.	15,000	47

		1,735

UTILITIES 0.2%

China Gas Holdings Ltd.	21,000	21

CK Infrastructure Holdings Ltd.	17,000	126

CLP Holdings Ltd.	29,100	260

HK Electric Investments & HK Electric Investments Ltd.	76,000	61

Hong Kong & China Gas Co. Ltd.	276,972	250

	SHARES	MARKET VALUE (000S)

Power Assets Holdings Ltd.	34,000	$241

		959

Total Hong Kong		9,544

IRELAND 1.3%

CONSUMER DISCRETIONARY 0.0%

Aptiv PLC (a)	823	63

CONSUMER STAPLES 0.2%

Dole PLC	5,065	76

Glanbia PLC	11,231	192

Kerry Group PLC Class A	3,466	317

		585

FINANCIALS 0.0%

Bank of Ireland Group PLC	3,626	69

HEALTH CARE 0.6%

Alkermes PLC (a)	1,392	39

Medtronic PLC	23,429	2,251

Perrigo Co. PLC	6,061	84

		2,374

INDUSTRIALS 0.4%

AerCap Holdings NV	686	99

Allegion PLC	3,305	526

Experian PLC	7,355	332

Grafton Group PLC	8,252	104

Kingspan Group PLC	2,095	180

Ryanair Holdings PLC	6,536	225

Trane Technologies PLC	645	251

		1,717

MATERIALS 0.1%

James Hardie Industries PLC (a)	15,368	316

Total Ireland		5,124

ISRAEL 1.5%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	45,676	102

CONSUMER DISCRETIONARY 0.0%

Delta Galil Ltd.	1,601	87

CONSUMER STAPLES 0.1%

M Yochananof & Sons Ltd.	1,604	170

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	278	31

Strauss Group Ltd.	2,070	72

		273

ENERGY 0.1%

Delek Group Ltd.	390	104

Oil Refineries Ltd.	217,507	68

Paz Retail & Energy Ltd.	293	66

		238

FINANCIALS 0.5%

Bank Hapoalim BM	17,360	393

24	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

Bank Leumi Le-Israel BM	22,596	$498

Harel Insurance Investments & Financial Services Ltd.	5,926	231

IDI Insurance Co. Ltd.	2,263	172

Israel Discount Bank Ltd. Class A	17,650	187

Menora Mivtachim Holdings Ltd.	1,541	193

Mizrahi Tefahot Bank Ltd.	2,465	172

Phoenix Financial Ltd.	1,248	52

Plus500 Ltd.	4,303	210

		2,108

HEALTH CARE 0.1%

Teva Pharmaceutical Industries Ltd. ADR (a)	10,558	329

INDUSTRIALS 0.3%

Danel Adir Yeoshua Ltd.	992	147

Elbit Systems Ltd.	337	194

Elco Ltd.	1,008	58

Electra Ltd.	1,386	47

Hilan Ltd.	2,233	185

ZIM Integrated Shipping Services Ltd.	30,934	657

		1,288

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	1,708	317

CyberArk Software Ltd. (a)	700	312

Nice Ltd. (a)	250	28

SolarEdge Technologies, Inc. (a)	1,177	34

Tower Semiconductor Ltd. (a)	1,006	118

		809

MATERIALS 0.1%

ICL Group Ltd.	34,609	199

Israel Corp. Ltd.	124	36

		235

REAL ESTATE 0.1%

Africa Israel Residences Ltd.	1,973	171

Azrieli Group Ltd.	483	55

Big Shopping Centers Ltd.	820	197

Melisron Ltd.	350	46

YH Dimri Construction & Development Ltd.	1,039	122

		591

Total Israel		6,060

ITALY 4.2%

COMMUNICATION SERVICES 0.4%

Infrastrutture Wireless Italiane SpA	9,923	92

MFE-MediaForEurope NV Class A	28,424	102

MFE-MediaForEurope NV Class B	6,093	29

Telecom Italia SpA (a)	2,410,505	1,448

		1,671

CONSUMER DISCRETIONARY 0.1%

Brembo NV	8,800	97

Ferrari NV	259	96

Moncler SpA	4,053	259

	SHARES	MARKET VALUE (000S)

PRADA SpA	4,600	$27

		479

CONSUMER STAPLES 0.0%

Davide Campari-Milano NV	6,715	43

ENERGY 0.6%

Eni SpA	120,389	2,282

FINANCIALS 1.8%

Azimut Holding SpA	7,602	317

Banca Generali SpA	2,364	158

Banca IFIS SpA	8,207	244

Banca Mediolanum SpA	6,122	139

Banca Popolare di Sondrio SpA	31,334	609

Banco BPM SpA	43,187	656

BPER Banca SpA	94,093	1,271

FinecoBank Banca Fineco SpA	6,868	178

Generali	21,341	892

Intesa Sanpaolo SpA	73,016	504

Poste Italiane SpA	2,433	61

UniCredit SpA	15,178	1,257

Unipol Assicurazioni SpA	33,963	815

		7,101

HEALTH CARE 0.0%

DiaSorin SpA	462	37

Recordati Industria Chimica e Farmaceutica SpA	2,492	141

		178

INDUSTRIALS 0.7%

Danieli & C Officine Meccaniche SpA	677	40

Enav SpA	17,024	94

Fincantieri SpA (a)	2,586	50

Iveco Group NV	26,197	574

Leonardo SpA	36,390	2,082

Webuild SpA	13,168	52

		2,892

MATERIALS 0.1%

Buzzi SpA	5,435	329

UTILITIES 0.5%

Enel SpA	112,567	1,170

Iren SpA	35,376	106

Italgas SpA	19,866	222

Snam SpA	44,391	295

Terna - Rete Elettrica Nazionale	24,552	261

		2,054

Total Italy		17,029

JAPAN 24.3%

COMMUNICATION SERVICES 2.4%

Capcom Co. Ltd.	13,200	307

CyberAgent, Inc.	29,300	250

DeNA Co. Ltd.	6,900	111

Fuji Media Holdings, Inc.	8,200	193

GungHo Online Entertainment, Inc.	4,600	74

	SHARES	MARKET VALUE (000S)

Hakuhodo DY Holdings, Inc.	4,700	$35

Internet Initiative Japan, Inc.	5,900	104

Kadokawa Corp.	4,200	85

Kakaku.com, Inc.	4,400	65

KDDI Corp.	108,700	1,881

Koei Tecmo Holdings Co. Ltd.	3,300	40

Konami Group Corp.	1,400	190

Nexon Co. Ltd.	4,000	98

Nintendo Co. Ltd.	35,000	2,363

Nippon Television Holdings, Inc.	9,200	224

NTT, Inc.	1,488,100	1,502

SKY Perfect JSAT Holdings, Inc. (a)	11,600	148

SoftBank Corp.	673,300	925

SoftBank Group Corp.	36,800	1,032

Square Enix Holdings Co. Ltd.	10,600	194

Toho Co. Ltd.	2,100	107

		9,928

CONSUMER DISCRETIONARY 3.8%

& ST HD Co. Ltd.	4,700	86

Aisin Corp.	31,600	592

Arata Corp.	200	4

ASKUL Corp.	1,100	10

Bandai Namco Holdings, Inc.	13,700	365

Bridgestone Corp.	44,800	1,008

DCM Holdings Co. Ltd.	17,100	177

Doutor Nichires Holdings Co. Ltd.	1,900	32

EDION Corp.	11,200	152

Exedy Corp.	6,500	233

Fast Retailing Co. Ltd.	500	181

Food & Life Cos. Ltd.	5,600	282

Goldwin, Inc.	1,500	24

Haseko Corp.	6,100	121

Heiwa Corp.	700	9

Honda Motor Co. Ltd.	87,100	855

Iida Group Holdings Co. Ltd.	6,300	101

Isetan Mitsukoshi Holdings Ltd.	4,700	68

Isuzu Motors Ltd.	12,800	200

J Front Retailing Co. Ltd.	9,400	132

JTEKT Corp.	21,700	240

JVCKenwood Corp.	11,300	87

K’s Holdings Corp.	16,500	170

Kohnan Shoji Co. Ltd.	5,700	146

Koito Manufacturing Co. Ltd.	8,600	127

Kurabo Industries Ltd. (a)	1,900	103

Mazda Motor Corp.	51,000	394

McDonald’s Holdings Co. Japan Ltd.	6,100	249

Mitsubishi Motors Corp.	56,500	134

Mizuno Corp.	1,200	24

Musashi Seimitsu Industry Co. Ltd.	1,500	24

NHK Spring Co. Ltd.	11,400	184

Nikon Corp.	8,400	94

Nishimatsuya Chain Co. Ltd.	6,600	86

Nissan Motor Co. Ltd. (a)	153,600	382

Niterra Co. Ltd. (a)	900	40

Nitori Holdings Co. Ltd.	11,400	199

NOK Corp.	10,400	187

Oriental Land Co. Ltd.	1,800	33

PALTAC Corp.	100	3

Pan Pacific International Holdings Corp.	31,900	190

Resorttrust, Inc.	1,800	23

Rinnai Corp.	300	8

Ryohin Keikaku Co. Ltd.	12,400	219

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Saizeriya Co. Ltd.	4,100	$143

Sangetsu Corp.	900	18

Sankyo Co. Ltd.	13,000	211

Sega Sammy Holdings, Inc.	6,400	100

Seiko Group Corp.	900	42

Sekisui House Ltd.	9,600	214

Shimamura Co. Ltd.	2,300	150

Shimano, Inc.	1,700	178

Skylark Holdings Co. Ltd.	13,100	281

Sony Group Corp.	58,900	1,511

Stanley Electric Co. Ltd.	4,300	85

Subaru Corp.	9,400	202

Sumitomo Electric Industries Ltd.	38,800	1,563

Sumitomo Forestry Co. Ltd.	17,300	176

Sumitomo Rubber Industries Ltd.	12,300	190

Takashimaya Co. Ltd.	17,500	184

Tokai Rika Co. Ltd.	5,800	116

Token Corp.	1,700	159

Tomy Co. Ltd.	6,500	114

Toyo Tire Corp.	7,400	205

Toyoda Gosei Co. Ltd.	6,200	156

Toyota Boshoku Corp.	6,900	111

Toyota Motor Corp.	26,000	558

TS Tech Co. Ltd.	6,400	75

USS Co. Ltd.	12,600	138

Workman Co. Ltd. (a)	1,000	42

Yamada Holdings Co. Ltd.	33,400	111

Yamaha Corp.	2,100	15

Yamaha Motor Co. Ltd.	25,200	187

Yokohama Rubber Co. Ltd.	1,400	54

Zensho Holdings Co. Ltd.	2,200	126

ZOZO, Inc.	9,800	81

		15,474

CONSUMER STAPLES 2.1%

Aeon Co. Ltd.	68,715	1,085

Ain Holdings, Inc.	100	4

Ajinomoto Co., Inc.	24,200	512

Asahi Group Holdings Ltd.	14,400	151

Calbee, Inc.	5,400	103

Coca-Cola Bottlers Japan Holdings, Inc.	5,900	119

Cosmos Pharmaceutical Corp.	600	30

Earth Corp.	100	3

Ezaki Glico Co. Ltd.	1,000	35

Fuji Oil Co. Ltd.	7,000	163

House Foods Group, Inc.	5,200	96

Itoham Yonekyu Holdings, Inc.	4,720	169

Japan Tobacco, Inc.	33,800	1,215

Kagome Co. Ltd.	5,100	88

Kao Corp.	15,500	619

Kewpie Corp.	6,300	174

Kikkoman Corp.	5,100	46

Kirin Holdings Co. Ltd.	30,700	460

Kobayashi Pharmaceutical Co. Ltd.	1,000	35

Kobe Bussan Co. Ltd.	4,100	99

Kusuri No. Aoki Holdings Co. Ltd.	900	27

Lion Corp.	7,400	78

Maruha Nichiro Corp.	16,500	135

MatsukiyoCocokara & Co.	6,400	111

MEIJI Holdings Co. Ltd.	8,800	196

Morinaga & Co. Ltd.	10,200	173

Morinaga Milk Industry Co. Ltd.	3,800	90

NH Foods Ltd.	6,400	267

	SHARES	MARKET VALUE (000S)

Nichirei Corp.	6,200	$74

Nippn Corp.	6,600	100

Nisshin Oillio Group Ltd.	5,100	171

Nisshin Seifun Group, Inc.	6,600	81

Nissin Foods Holdings Co. Ltd.	4,400	82

Pigeon Corp.	6,900	71

Rohto Pharmaceutical Co. Ltd.	5,800	97

Sakata Seed Corp.	200	5

Seven & i Holdings Co. Ltd.	48,400	695

Sugi Holdings Co. Ltd.	4,400	103

Sundrug Co. Ltd.	4,400	121

Suntory Beverage & Food Ltd.	3,200	96

Toyo Suisan Kaisha Ltd.	1,500	103

Tsuruha Holdings, Inc.	9,200	169

Unicharm Corp.	13,800	79

United Super Markets Holdings, Inc.	11,600	67

Yakult Honsha Co. Ltd.	3,100	48

Yamazaki Baking Co. Ltd.	6,500	136

		8,581

ENERGY 0.6%

Cosmo Energy Holdings Co. Ltd.	10,200	272

ENEOS Holdings, Inc.	109,300	774

Idemitsu Kosan Co. Ltd.	53,260	403

Inpex Corp.	39,200	784

Iwatani Corp.	3,900	41

Japan Petroleum Exploration Co. Ltd.	4,100	41

Modec, Inc.	2,200	167

		2,482

FINANCIALS 1.8%

77 Bank Ltd.	1,000	48

Chiba Bank Ltd.	3,900	44

Chugin Financial Group, Inc.	2,800	44

Dai-ichi Life Holdings, Inc.	44,300	368

Daiwa Securities Group, Inc.	21,800	191

Gunma Bank Ltd.	8,100	90

Hachijuni Bank Ltd.	4,000	43

Hokuhoku Financial Group, Inc.	9,900	290

Hyakujushi Bank Ltd.	1,200	51

Iyogin Holdings, Inc.	2,900	47

JAFCO Group Co. Ltd.	900	14

Japan Post Bank Co. Ltd.	50,600	712

Japan Post Holdings Co. Ltd.	66,500	702

Japan Post Insurance Co. Ltd.	8,500	256

Kyoto Financial Group, Inc.	1,800	39

Marui Group Co. Ltd.	1,800	37

Mebuki Financial Group, Inc.	17,600	117

Mitsubishi UFJ Financial Group, Inc.	70,600	1,121

Mizuho Financial Group, Inc.	51,900	1,894

MS&AD Insurance Group Holdings, Inc.	11,600	272

Nanto Bank Ltd.	1,200	46

Nishi-Nippon Financial Holdings, Inc.	13,800	283

North Pacific Bank Ltd.	10,400	56

Rakuten Bank Ltd. (a)	2,400	106

SBI Holdings, Inc.	9,000	194

Seven Bank Ltd.	36,200	70

Shizuoka Financial Group, Inc.	6,000	93

Tokio Marine Holdings, Inc.	2,900	107

Zenkoku Hosho Co. Ltd.	400	8

		7,343

	SHARES	MARKET VALUE (000S)
HEALTH CARE 1.3%

Alfresa Holdings Corp.	10,500	$163

Astellas Pharma, Inc.	46,400	618

Chugai Pharmaceutical Co. Ltd.	10,000	525

Eisai Co. Ltd.	5,100	151

H.U. Group Holdings, Inc.	5,300	114

Hoya Corp.	2,100	319

Kaken Pharmaceutical Co. Ltd.	5,000	128

Kyowa Kirin Co. Ltd.	1,400	23

M3, Inc.	14,100	190

Medipal Holdings Corp.	11,100	196

Nihon Kohden Corp.	1,600	17

Olympus Corp.	18,700	237

Ono Pharmaceutical Co. Ltd.	11,700	162

Santen Pharmaceutical Co. Ltd.	11,200	116

Sawai Group Holdings Co. Ltd.	4,700	71

Shionogi & Co. Ltd.	27,100	490

Sumitomo Pharma Co. Ltd.	11,800	174

Suzuken Co. Ltd.	4,000	157

Takeda Pharmaceutical Co. Ltd.	39,741	1,235

Terumo Corp.	8,300	121

Toho Holdings Co. Ltd.	4,200	125

Tsumura & Co.	5,100	132

		5,464

INDUSTRIALS 5.9%

AGC, Inc.	8,400	279

ALSOK Co. Ltd.	16,500	130

Amada Co. Ltd.	4,500	53

ANA Holdings, Inc.	5,600	106

Central Japan Railway Co.	19,700	546

COMSYS Holdings Corp.	5,600	163

Dai Nippon Printing Co. Ltd.	13,000	224

Daifuku Co. Ltd.	3,300	104

Daikin Industries Ltd.	5,100	652

DMG Mori Co. Ltd.	7,000	118

East Japan Railway Co.	28,600	754

Ebara Corp.	4,600	108

EXEO Group, Inc.	11,400	189

FANUC Corp.	13,100	510

Fuji Electric Co. Ltd.	1,600	121

Fujikura Ltd.	14,000	1,552

Furukawa Co. Ltd. (a)	2,200	54

Furukawa Electric Co. Ltd.	4,300	274

Glory Ltd.	1,200	30

Hanwa Co. Ltd.	1,100	50

Hazama Ando Corp.	10,900	132

Hikari Tsushin, Inc.	400	112

Hino Motors Ltd. (a)	23,500	58

Hitachi Construction Machinery Co. Ltd.	1,100	32

Hitachi Ltd.	38,800	1,217

IHI Corp.	19,700	346

INFRONEER Holdings, Inc.	8,100	111

Japan Airlines Co. Ltd.	3,800	70

Japan Steel Works Ltd.	1,700	84

JGC Holdings Corp.	3,900	47

Kajima Corp.	7,600	283

Kamigumi Co. Ltd.	4,200	136

Kanadevia Corp.	18,300	111

Kandenko Co. Ltd.	12,800	411

Kawasaki Heavy Industries Ltd.	6,200	411

Keihan Holdings Co. Ltd.	600	13

Kinden Corp.	6,600	286

26	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

Kintetsu Group Holdings Co. Ltd.	5,200	$102

Komatsu Ltd.	8,500	270

Kyushu Railway Co.	4,500	117

Lixil Corp.	13,900	168

Marubeni Corp.	43,100	1,200

Maruzen Showa Unyu Co. Ltd.	3,300	173

Meidensha Corp.	900	32

MEITEC Group Holdings, Inc.	5,000	113

Mirait One Corp.	6,100	137

Mitsubishi Corp.	26,500	606

Mitsubishi Electric Corp.	18,700	545

Mitsubishi Heavy Industries Ltd.	79,900	1,951

Mitsui OSK Lines Ltd.	4,500	135

MonotaRO Co. Ltd.	6,400	102

Nabtesco Corp.	3,300	79

Nagase & Co. Ltd.	6,300	153

Nankai Electric Railway Co. Ltd.	5,500	104

NGK Insulators Ltd. (a)	1,900	41

Nikkon Holdings Co. Ltd.	1,600	35

Nippon Express Holdings, Inc.	9,700	208

Nippon Yusen KK	11,500	372

Nisshinbo Holdings, Inc.	16,900	142

NSK Ltd.	36,400	227

NTN Corp.	55,200	130

Obayashi Corp.	18,200	381

Park24 Co. Ltd.	5,300	71

Penta-Ocean Construction Co. Ltd.	26,900	271

Persol Holdings Co. Ltd.	54,400	101

Recruit Holdings Co. Ltd.	3,200	180

Sanwa Holdings Corp.	6,300	164

Sanyo Denki Co. Ltd.	3,200	86

Secom Co. Ltd.	5,700	203

Seibu Holdings, Inc.	6,100	168

Seino Holdings Co. Ltd.	7,000	105

Sekisui Chemical Co. Ltd.	14,800	249

Senko Group Holdings Co. Ltd.	12,400	155

SG Holdings Co. Ltd.	19,200	176

Shimizu Corp.	8,700	148

Shinmaywa Industries Ltd.	11,300	138

SHO-BOND Holdings Co. Ltd.	800	7

SMC Corp.	100	35

Sojitz Corp.	10,240	318

Sotetsu Holdings, Inc.	5,600	101

Sumitomo Corp.	11,300	391

Sumitomo Densetsu Co. Ltd. (a)	700	43

Sumitomo Heavy Industries Ltd.	3,800	101

Taikisha Ltd.	1,800	38

Taisei Corp.	7,700	730

Takasago Thermal Engineering Co. Ltd.	4,400	125

Takeuchi Manufacturing Co. Ltd.	5,500	237

Toa Corp.	2,600	47

Tobu Railway Co. Ltd.	4,400	74

Tokyu Corp.	10,800	126

TOPPAN Holdings, Inc.	7,300	217

TOTO Ltd.	900	25

Toyota Industries Corp.	1,400	159

Toyota Tsusho Corp.	23,000	776

West Japan Railway Co.	18,000	359

Yamato Holdings Co. Ltd.	14,000	197

Yaskawa Electric Corp.	3,200	97

Yuasa Trading Co. Ltd.	5,100	174

		23,992

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 3.2%

Advantest Corp.	12,000	$1,517

Alps Alpine Co. Ltd.	16,100	206

Azbil Corp.	7,700	70

BIPROGY, Inc.	5,000	173

Brother Industries Ltd.	5,600	112

Canon Marketing Japan, Inc.	3,800	167

Citizen Watch Co. Ltd.	23,600	192

Daiwabo Holdings Co. Ltd.	6,200	122

Dexerials Corp.	5,300	89

Disco Corp.	500	152

DTS Corp.	22,000	173

FUJIFILM Holdings Corp.	20,000	424

Fujitsu Ltd.	51,400	1,413

Horiba Ltd.	800	82

Hosiden Corp.	6,700	106

Ibiden Co. Ltd.	3,400	147

Keyence Corp.	100	36

Kokusai Electric Corp.	5,400	189

Konica Minolta, Inc.	43,700	190

Kyocera Corp. (a)	5,600	78

Lasertec Corp.	1,900	362

Macnica Holdings, Inc. (a)	2,600	40

Murata Manufacturing Co. Ltd.	28,400	587

NEC Corp.	56,100	1,898

Nippon Electric Glass Co. Ltd.	6,300	248

Nomura Research Institute Ltd.	8,900	339

NS Solutions Corp.	2,300	65

Obic Co. Ltd.	7,500	235

Oracle Corp. Japan	400	34

Otsuka Corp.	8,200	169

Renesas Electronics Corp.	5,700	78

Ricoh Co. Ltd.	24,400	215

Rohm Co. Ltd.	7,000	99

SCREEN Holdings Co. Ltd.	900	88

Seiko Epson Corp.	9,400	119

Socionext, Inc.	3,800	53

SUMCO Corp.	7,600	70

Taiyo Yuden Co. Ltd.	2,600	59

TIS, Inc.	6,100	205

Tokyo Electron Ltd.	8,500	1,893

Tokyo Seimitsu Co. Ltd.	1,900	135

Toshiba TEC Corp.	200	4

Trend Micro, Inc.	2,800	116

Ulvac, Inc.	2,700	122

		12,871

MATERIALS 1.8%

Aichi Steel Corp.	2,800	52

Air Water, Inc.	2,900	42

ARE Holdings, Inc.	5,600	114

Daicel Corp.	12,100	108

Daido Steel Co. Ltd.	4,400	45

DIC Corp.	2,700	63

Dowa Holdings Co. Ltd.	1,100	52

FP Corp.	200	3

JFE Holdings, Inc.	28,500	363

Kaneka Corp.	5,000	140

Kansai Paint Co. Ltd.	3,700	59

Kobe Steel Ltd.	24,600	325

Kuraray Co. Ltd.	7,000	71

Kureha Corp.	1,600	42

Mitsubishi Chemical Group Corp.	81,300	476

Mitsubishi Materials Corp.	11,700	275

	SHARES	MARKET VALUE (000S)

Mitsui Chemicals, Inc.	16,600	$212

Mitsui Kinzoku Co. Ltd.	4,400	496

Nippon Light Metal Holdings Co. Ltd.	3,800	62

Nippon Paper Industries Co. Ltd.	6,500	48

Nippon Sanso Holdings Corp.	700	21

Nippon Shokubai Co. Ltd.	6,600	85

Nippon Steel Corp.	155,200	635

Nissan Chemical Corp.	1,600	55

Nitto Denko Corp.	22,400	533

NOF Corp.	3,100	60

Oji Holdings Corp.	47,000	258

Osaka Soda Co. Ltd.	2,000	28

Rengo Co. Ltd.	11,200	87

Resonac Holdings Corp.	1,900	79

Shin-Etsu Chemical Co. Ltd.	12,000	373

Sumitomo Chemical Co. Ltd.	144,700	412

Sumitomo Metal Mining Co. Ltd.	1,800	72

Sumitomo Osaka Cement Co. Ltd.	5,500	134

Taiheiyo Cement Corp.	5,300	132

Taiyo Holdings Co. Ltd.	1,400	43

Teijin Ltd.	4,300	37

Tokuyama Corp.	6,200	163

Tokyo Ohka Kogyo Co. Ltd.	6,000	222

Tokyo Steel Manufacturing Co. Ltd.	11,500	108

Tosoh Corp.	6,200	93

Toyo Seikan Group Holdings Ltd.	8,300	203

UACJ Corp.	4,200	57

UBE Corp.	9,200	151

Yamato Kogyo Co. Ltd.	700	48

		7,137

REAL ESTATE 0.3%

Daito Trust Construction Co. Ltd.	16,600	316

Hulic Co. Ltd.	6,300	69

Mitsubishi Estate Co. Ltd.	11,600	282

Mitsui Fudosan Co. Ltd.	20,000	227

Nomura Real Estate Holdings, Inc.	9,900	61

Sumitomo Realty & Development Co. Ltd.	5,800	146

Tokyu Fudosan Holdings Corp. (a)	4,400	40

		1,141

UTILITIES 1.1%

Chubu Electric Power Co., Inc.	30,200	465

Chugoku Electric Power Co., Inc.	30,400	193

Electric Power Development Co. Ltd.	12,500	253

Hokkaido Electric Power Co., Inc.	45,900	308

Hokuriku Electric Power Co.	23,000	144

Kansai Electric Power Co., Inc.	38,900	611

Kyushu Electric Power Co., Inc.	28,700	308

Nippon Gas Co. Ltd.	4,300	82

Osaka Gas Co. Ltd.	12,600	438

Shikoku Electric Power Co., Inc.	17,300	171

Toho Gas Co. Ltd.	5,400	161

Tohoku Electric Power Co., Inc.	28,700	211

Tokyo Electric Power Co. Holdings, Inc. (a)	132,800	558

Tokyo Gas Co. Ltd.	15,400	611

		4,514

Total Japan		98,927

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
LUXEMBOURG 0.7%

COMMUNICATION SERVICES 0.1%

RTL Group SA	2,355	$95

SES SA	23,754	154

		249

HEALTH CARE 0.1%

Eurofins Scientific SE	3,994	292

MATERIALS 0.4%

Aperam SA	6,433	266

ArcelorMittal SA	37,285	1,712

		1,978

REAL ESTATE 0.1%

Aroundtown SA	72,474	224

Total Luxembourg		2,743

MEXICO 0.0%

MATERIALS 0.0%

Fresnillo PLC	4,056	181

Total Mexico		181

NETHERLANDS 3.5%

COMMUNICATION SERVICES 0.1%

Koninklijke KPN NV	108,024	505

CONSUMER DISCRETIONARY 0.3%

Just Eat Takeaway.com NV (a)	67	2

Prosus NV	6,295	390

Stellantis NV	68,782	753

		1,145

CONSUMER STAPLES 0.7%

Heineken Holding NV	2,848	208

Heineken NV	4,008	331

JDE Peet’s NV	2,500	93

Koninklijke Ahold Delhaize NV	46,968	1,926

Magnum Ice Cream Co. NV (a)	9,430	150

		2,708

ENERGY 0.1%

Koninklijke Vopak NV	3,759	168

SBM Offshore NV	7,766	223

		391

FINANCIALS 1.1%

ABN AMRO Bank NV	38,128	1,332

Aegon Ltd.	77,242	601

ASR Nederland NV	5,905	420

Euronext NV	3,801	571

ING Groep NV	31,390	882

NN Group NV	6,843	528

		4,334

HEALTH CARE 0.2%

Argenx SE ADR (a)	801	674

Qiagen NV	3,977	180

		854

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.3%

Ferrovial SE	9,448	$612

IMCD NV	1,088	99

Koninklijke BAM Groep NV	3,766	41

Randstad NV	4,718	179

TKH Group NV	1,223	52

Wolters Kluwer NV	2,970	308

		1,291

INFORMATION TECHNOLOGY 0.5%

ASM International NV	547	331

ASML Holding NV	1,249	1,346

BE Semiconductor Industries NV	1,204	188

NXP Semiconductors NV	1,853	402

		2,267

MATERIALS 0.2%

Akzo Nobel NV	10,174	708

OCI NV	12,712	46

		754

Total Netherlands		14,249

NEW ZEALAND 0.2%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	48,447	64

CONSUMER STAPLES 0.0%

a2 Milk Co. Ltd.	6,636	41

HEALTH CARE 0.0%

Fisher & Paykel Healthcare Corp. Ltd.	7,380	160

INDUSTRIALS 0.1%

Auckland International Airport Ltd.	19,984	96

Fletcher Building Ltd.	31,374	66

		162

UTILITIES 0.1%

Contact Energy Ltd.	18,902	101

Meridian Energy Ltd.	26,702	86

		187

Total New Zealand		614

NORWAY 1.1%

COMMUNICATION SERVICES 0.1%

Telenor ASA	30,516	444

CONSUMER STAPLES 0.2%

Mowi ASA	15,946	384

Orkla ASA	28,588	318

Salmar ASA	1,354	83

		785

ENERGY 0.2%

Aker BP ASA	2,083	53

Aker Solutions ASA	42,545	130

Equinor ASA	17,901	422

Frontline PLC	1,668	37

	SHARES	MARKET VALUE (000S)

Var Energi ASA	22,677	$74

		716

FINANCIALS 0.2%

DNB Bank ASA	28,162	785

Gjensidige Forsikring ASA	5,955	178

SpareBank 1 Nord Norge	3,080	46

Storebrand ASA	2,738	47

		1,056

INDUSTRIALS 0.1%

Kongsberg Gruppen ASA	12,160	312

MPC Container Ships ASA	37,025	64

TOMRA Systems ASA	9,568	128

Wallenius Wilhelmsen ASA	3,188	32

Wilh Wilhelmsen Holding ASA Class A	845	49

		585

INFORMATION TECHNOLOGY 0.1%

Atea ASA	13,221	206

MATERIALS 0.2%

Norsk Hydro ASA	32,174	248

Yara International ASA	14,308	586

		834

Total Norway		4,626

PORTUGAL 0.3%

CONSUMER STAPLES 0.0%

Jeronimo Martins SGPS SA	6,681	159

ENERGY 0.0%

Galp Energia SGPS SA	8,118	140

FINANCIALS 0.1%

Banco Comercial Portugues SA Class R	189,677	199

UTILITIES 0.2%

EDP SA	145,651	671

REN - Redes Energeticas Nacionais SGPS SA	34,387	130

		801

Total Portugal		1,299

SINGAPORE 1.6%

COMMUNICATION SERVICES 0.3%

JOYY, Inc. ADR	2,675	173

Netlink NBN Trust	125,700	95

Singapore Telecommunications Ltd.	281,500	996

		1,264

CONSUMER STAPLES 0.1%

Golden Agri-Resources Ltd.	742,300	164

Wilmar International Ltd.	101,100	242

		406

ENERGY 0.0%

BW LPG Ltd.	10,091	131

28	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.7%

DBS Group Holdings Ltd.	30,070	$1,317

Oversea-Chinese Banking Corp. Ltd.	44,600	685

Singapore Exchange Ltd.	27,800	366

United Overseas Bank Ltd.	17,500	477

		2,845

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	89,700	103

Jardine Cycle & Carriage Ltd.	4,900	129

Keppel Ltd.	48,100	387

Singapore Airlines Ltd.	66,700	331

Singapore Technologies Engineering Ltd.	51,400	336

		1,286

INFORMATION TECHNOLOGY 0.1%

Venture Corp. Ltd.	11,500	135

REAL ESTATE 0.1%

UOL Group Ltd.	24,300	165

UTILITIES 0.0%

Sembcorp Industries Ltd.	24,300	114

Total Singapore		6,346

SOUTH AFRICA 0.0%

FINANCIALS 0.0%

Investec PLC	6,862	51

Total South Africa		51

SPAIN 4.5%

COMMUNICATION SERVICES 0.4%

Cellnex Telecom SA	8,764	282

Telefonica SA	288,031	1,182

		1,464

CONSUMER DISCRETIONARY 0.1%

Amadeus IT Group SA	1,345	100

Gestamp Automocion SA	26,180	93

Industria de Diseno Textil SA	6,184	408

		601

CONSUMER STAPLES 0.0%

Viscofan SA	2,441	153

ENERGY 0.4%

Repsol SA	83,627	1,560

FINANCIALS 2.0%

Banco Bilbao Vizcaya Argentaria SA	56,030	1,314

Banco de Sabadell SA	437,449	1,724

Banco Santander SA	313,496	3,690

Bankinter SA	11,800	196

CaixaBank SA	18,490	226

Mapfre SA	85,335	428

Unicaja Banco SA	167,119	544

		8,122

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.1%

Almirall SA	8,516	$128

Grifols SA	20,233	253

		381

INDUSTRIALS 0.3%

ACS Actividades de Construccion y Servicios SA	7,170	712

Aena SME SA	6,179	173

Logista Integral SA	5,613	198

Sacyr SA	39,333	178

		1,261

MATERIALS 0.1%

Acerinox SA	14,633	217

UTILITIES 1.1%

Acciona SA	360	78

EDP Renovaveis SA	5,489	78

Enagas SA	14,451	223

Endesa SA	24,572	885

Iberdrola SA	117,637	2,547

Naturgy Energy Group SA	7,178	219

Redeia Corp. SA	31,987	570

		4,600

Total Spain		18,359

SWEDEN 2.3%

COMMUNICATION SERVICES 0.5%

Spotify Technology SA (a)	723	420

Tele2 AB Class B	32,089	538

Telia Co. AB	227,515	972

		1,930

CONSUMER DISCRETIONARY 0.1%

Autoliv, Inc.	953	113

Betsson AB Class B	3,900	62

Bilia AB Class A	6,388	93

Electrolux AB Class B (a)	10,194	70

H & M Hennes & Mauritz AB Class B	2,008	40

Scandic Hotels Group AB	8,849	93

Thule Group AB	1,483	39

		510

CONSUMER STAPLES 0.2%

AAK AB	6,699	191

Axfood AB	3,844	121

Essity AB Class B	16,077	462

		774

FINANCIALS 0.3%

Avanza Bank Holding AB	1,067	41

Skandinaviska Enskilda Banken AB Class A	3,958	83

Svenska Handelsbanken AB Class A	33,414	484

Swedbank AB Class A	15,203	527

		1,135

HEALTH CARE 0.1%

Elekta AB Class B	4,194	26

	SHARES	MARKET VALUE (000S)

Getinge AB Class B	5,459	$129

Swedish Orphan Biovitrum AB (a)	2,511	90

		245

INDUSTRIALS 0.7%

AddTech AB Class B	5,005	176

Atlas Copco AB Class A	20,266	361

Epiroc AB Class A	11,464	258

Lifco AB Class B	2,806	106

Saab AB Class B	4,342	252

Sandvik AB	16,612	537

Securitas AB Class B	7,674	122

SKF AB Class B	6,717	178

Volvo AB Class B	23,603	751

		2,741

INFORMATION TECHNOLOGY 0.3%

Hexagon AB Class B	5,952	70

Mycronic AB	3,781	91

Telefonaktiebolaget LM Ericsson Class B	135,840	1,322

		1,483

MATERIALS 0.1%

Boliden AB (a)	2,800	155

Hexpol AB	5,725	54

SSAB AB Class A	48,029	364

		573

REAL ESTATE 0.0%

Samhallsbyggnadsbolaget i Norden AB (a)	61,353	31

Total Sweden		9,422

SWITZERLAND 6.9%

COMMUNICATION SERVICES 0.2%

Sunrise Communications AG Class A (a)	1,600	86

Swisscom AG	785	570

		656

CONSUMER DISCRETIONARY 0.4%

Cie Financiere Richemont SA Class A	3,948	851

Garmin Ltd.	2,474	502

Swatch Group AG	497	105

		1,458

CONSUMER STAPLES 0.9%

Barry Callebaut AG	134	219

Chocoladefabriken Lindt & Spruengli AG	20	292

Coca-Cola HBC AG	5,090	263

Emmi AG	65	60

Nestle SA	27,568	2,737

		3,571

ENERGY 0.0%

Transocean Ltd. (a)	11,437	47

FINANCIALS 1.5%

Banque Cantonale Vaudoise	732	93

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Cembra Money Bank AG	1,526	$191

Helvetia Baloise Holding AG	2,967	780

Partners Group Holding AG	204	250

St. Galler Kantonalbank AG	174	125

Swiss Life Holding AG	688	793

Swiss Re AG	5,992	998

Valiant Holding AG	1,281	244

Zurich Insurance Group AG	3,540	2,679

		6,153

HEALTH CARE 1.9%

CRISPR Therapeutics AG (a)	1,282	67

Galderma Group AG	934	190

Galenica AG	1,654	204

Novartis AG	25,173	3,469

Roche Holding AG	7,901	3,263

Sandoz Group AG	3,106	226

Sonova Holding AG	889	230

Straumann Holding AG	456	53

		7,702

INDUSTRIALS 1.1%

ABB Ltd.	10,487	773

Adecco Group AG	15,379	443

Belimo Holding AG	267	261

Bucher Industries AG	231	106

Daetwyler Holding AG	627	129

DKSH Holding AG	1,527	110

dormakaba Holding AG	2,370	192

Flughafen Zurich AG	530	168

Forbo Holding AG	57	62

Geberit AG	307	238

Georg Fischer AG	1,349	90

Kuehne & Nagel International AG	1,304	280

Schindler Holding AG	1,698	638

SGS SA	2,352	270

Siemens Energy AG (a)	4,048	568

Stadler Rail AG	1,492	38

VAT Group AG	365	175

		4,541

INFORMATION TECHNOLOGY 0.1%

ALSO Holding AG	118	32

Landis & Gyr Group AG	1,704	110

Logitech International SA	1,127	114

Temenos AG	1,753	174

		430

MATERIALS 0.5%

EMS-Chemie Holding AG	117	81

Givaudan SA	114	451

Glencore PLC	193,596	1,058

Holcim AG	3,389	330

SIG Group AG	8,926	127

		2,047

REAL ESTATE 0.3%

Allreal Holding AG	892	230

International Workplace Group PLC	36,708	114

PSP Swiss Property AG	1,994	361

Swiss Prime Site AG	3,477	540

		1,245

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%

BKW AG	829	$176

Total Switzerland		28,026

TAIWAN 0.0%

INFORMATION TECHNOLOGY 0.0%

FIT Hon Teng Ltd. (a)	62,000	39

Total Taiwan		39

UNITED KINGDOM 14.2%

COMMUNICATION SERVICES 0.8%

Airtel Africa PLC	24,284	116

Auto Trader Group PLC	14,472	114

BT Group PLC	350,854	869

Vodafone Group PLC	1,602,093	2,136

WPP PLC	35,546	160

		3,395

CONSUMER DISCRETIONARY 0.8%

B&M European Value Retail SA	73,012	165

Barratt Redrow PLC	24,527	126

Burberry Group PLC	11,388	194

Compass Group PLC	5,746	182

Dunelm Group PLC	2,698	41

Frasers Group PLC (a)	11,586	105

Games Workshop Group PLC	1,066	271

Greggs PLC	4,481	101

Inchcape PLC	10,688	111

InterContinental Hotels Group PLC	1,937	272

Kingfisher PLC	95,561	402

Mitchells & Butlers PLC (a)	32,209	114

Next PLC	1,362	251

Pearson PLC	15,282	216

Persimmon PLC	26,683	488

Pets at Home Group PLC	17,186	46

Taylor Wimpey PLC	152,456	221

		3,306

CONSUMER STAPLES 3.3%

Associated British Foods PLC	2,225	63

British American Tobacco PLC	65,920	3,737

Cranswick PLC	2,001	134

Diageo PLC	22,021	474

Imperial Brands PLC	32,169	1,351

J Sainsbury PLC	164,500	721

Marks & Spencer Group PLC	128,840	573

Premier Foods PLC	67,989	158

Reckitt Benckiser Group PLC	21,048	1,703

Tate & Lyle PLC	29,865	151

Tesco PLC	308,327	1,834

Unilever PLC	39,474	2,579

		13,478

ENERGY 0.7%

BP PLC	369,440	2,155

Shell PLC	7,377	272

Subsea 7 SA	14,259	286

TORM PLC Glass A	2,055	41

		2,754

	SHARES	MARKET VALUE (000S)
FINANCIALS 3.1%

3i Group PLC	9,168	$402

Aberdeen Group PLC	72,332	200

Admiral Group PLC	12,592	539

Allfunds Group PLC	4,371	41

Aviva PLC	43,918	404

Barclays PLC	325,281	2,082

Close Brothers Group PLC (a)	8,711	61

HSBC Holdings PLC	160,156	2,520

IG Group Holdings PLC	22,294	395

Legal & General Group PLC	85,436	301

Lion Finance Group PLC	489	61

Lloyds Banking Group PLC	808,214	1,069

London Stock Exchange Group PLC	3,187	383

M&G PLC	164,016	631

Man Group PLC	60,001	184

NatWest Group PLC	211,919	1,859

OSB Group PLC	5,303	45

Phoenix Group Holdings PLC	7,120	71

Schroders PLC	24,358	133

St. James’s Place PLC	10,487	195

Standard Chartered PLC	33,118	808

		12,384

HEALTH CARE 1.3%

AstraZeneca PLC	4,469	827

Convatec Group PLC	48,599	159

Genus PLC	1,226	43

GSK PLC	123,961	3,039

Haleon PLC	146,091	738

Hikma Pharmaceuticals PLC	7,498	156

Smith & Nephew PLC	18,384	306

		5,268

INDUSTRIALS 2.0%

Ashtead Group PLC	3,754	256

Babcock International Group PLC	33,923	565

BAE Systems PLC	98,053	2,257

Balfour Beatty PLC	28,127	268

Bunzl PLC	5,741	160

Diploma PLC	3,192	227

Firstgroup PLC	59,710	153

Howden Joinery Group PLC	26,372	295

IMI PLC	10,969	366

International Consolidated Airlines Group SA	52,724	292

Intertek Group PLC	5,514	342

Melrose Industries PLC	22,520	178

Morgan Sindall Group PLC	3,620	227

Pagegroup PLC	13,294	42

QinetiQ Group PLC	21,119	125

RELX PLC	13,003	524

Rentokil Initial PLC	43,174	258

Rolls-Royce Holdings PLC	46,883	725

Rotork PLC	18,352	80

RS Group PLC	11,295	95

Serco Group PLC	20,089	76

Smiths Group PLC	7,653	242

Travis Perkins PLC	11,807	101

Weir Group PLC	6,060	232

		8,086

30	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.2%

Computacenter PLC	2,954	$116

Halma PLC	4,817	229

Sage Group PLC	20,150	293

		638

MATERIALS 1.0%

Anglo American PLC	15,610	646

Anglogold Ashanti PLC	8,995	767

Croda International PLC	6,708	243

Endeavour Mining PLC	800	41

Johnson Matthey PLC	10,850	311

Mondi PLC	18,781	229

Rio Tinto PLC	24,144	1,945

		4,182

UTILITIES 1.0%

Centrica PLC	299,057	682

Drax Group PLC	27,930	315

National Grid PLC	113,866	1,746

Pennon Group PLC	19,249	136

Severn Trent PLC	9,450	355

SSE PLC	16,438	482

United Utilities Group PLC	23,697	381

		4,097

Total United Kingdom		57,588

UNITED STATES 0.4%

CONSUMER DISCRETIONARY 0.1%

Carnival PLC	8,969	272

Restaurant Brands International, Inc.	3,304	225

		497

ENERGY 0.0%

Diversified Energy Co.	5,067	74

INDUSTRIALS 0.2%

RB Global, Inc.	5,599	576

INFORMATION TECHNOLOGY 0.0%

Sinch AB (a)	12,062	41

MATERIALS 0.1%

SSR Mining, Inc. (a)	10,578	232

Total United States		1,420

Total Common Stocks (Cost $306,201)		396,647

PREFERRED STOCKS 0.7%

GERMANY 0.7%

INDUSTRIALS 0.7%

Draegerwerk AG & Co. KGaA	953	77

FUCHS SE	5,448	243

Henkel AG & Co. KGaA	3,742	305

KSB SE & Co. KGaA	112	126

Sartorius AG	664	191

Volkswagen AG	16,590	2,025

		2,967

Total Preferred Stocks (Cost $2,645)		2,967

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 1.3%

AUSTRALIA 0.2%

REAL ESTATE 0.2%

Charter Hall Group	18,388	$299

GPT Group	11,003	39

Scentre Group	14,618	41

Stockland	67,354	257

		636

Total Australia		636

BELGIUM 0.1%

REAL ESTATE 0.1%

Cofinimmo SA	1,308	121

Retail Estates NV	2,468	185

Warehouses De Pauw CVA	4,535	118

		424

Total Belgium		424

CANADA 0.1%

REAL ESTATE 0.1%

Allied Properties Real Estate Investment Trust	13,655	133

InterRent Real Estate Investment Trust	9,300	89

		222

Total Canada		222

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	6,744	267

Unibail-Rodamco-Westfield	1,807	196

		463

Total France		463

HONG KONG 0.1%

REAL ESTATE 0.1%

Fortune Real Estate Investment Trust	97,000	61

Link REIT	66,300	296

		357

Total Hong Kong		357

JAPAN 0.5%

REAL ESTATE 0.5%

Activia Properties, Inc.	21	19

Advance Residence Investment Corp.	106	116

AEON REIT Investment Corp.	67	59

Daiwa House REIT Investment Corp.	104	95

Daiwa Office Investment Corp.	4	10

GLP J-Reit	65	62

Hulic Reit, Inc.	59	66

Industrial & Infrastructure Fund Investment Corp.	59	58

Invincible Investment Corp.	296	121

Japan Hotel REIT Investment Corp.	399	208

Japan Metropolitan Fund Invest	175	138

Japan Prime Realty Investment Corp.	37	25

Japan Real Estate Investment Corp.	331	277

KDX Realty Investment Corp.	68	76

LaSalle Logiport REIT	173	175

Mori Hills REIT Investment Corp.	60	57

Nippon Building Fund, Inc.	56	51

	SHARES	MARKET VALUE (000S)

Nippon Prologis REIT, Inc.	138	$82

Nomura Real Estate Master Fund, Inc.	67	74

Orix JREIT, Inc.	128	87

Sekisui House Reit, Inc.	167	96

United Urban Investment Corp.	107	125

		2,077

Total Japan		2,077

LUXEMBOURG 0.0%

REAL ESTATE 0.0%

Shurgard Self Storage Ltd.	2,883	99

Total Luxembourg		99

SINGAPORE 0.1%

REAL ESTATE 0.1%

CapitaLand Ascendas REIT	71,700	158

CapitaLand Integrated Commercial Trust	62,180	115

Keppel DC REIT	69,271	121

Keppel REIT	6,220	5

Mapletree Industrial Trust	53,335	86

		485

Total Singapore		485

SPAIN 0.0%

REAL ESTATE 0.0%

Colonial SFL Socimi SA	6,094	39

Merlin Properties Socimi SA	3,752	55

		94

Total Spain		94

UNITED KINGDOM 0.1%

REAL ESTATE 0.1%

Big Yellow Group PLC	5,213	73

Land Securities Group PLC	18,766	157

Primary Health Properties PLC	32,212	43

		273

Total United Kingdom		273

Total Real Estate Investment Trusts (Cost $5,153)		5,130

RIGHTS 0.0%

SINGAPORE 0.0%

REAL ESTATE 0.0%

Keppel REIT (a)	1,431	0

Total Rights (Cost $0)		0

WARRANTS 0.0%

CANADA 0.0%

INFORMATION TECHNOLOGY 0.0%

Constellation Software, Inc. - Exp. 03/31/2040 «	58	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $313,999)		404,744

Total Investments 99.5% (Cost $313,999)		$404,744

Other Assets and Liabilities, net 0.5%		2,181

Net Assets 100.0%		$406,925

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.

(b) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Agnico Eagle Mines Ltd.	03/21/2025 - 06/20/2025	$444	$713	0.16%
AtkinsRealis Group, Inc.	09/19/2025 - 12/19/2025	209	186	0.05
Constellation Software, Inc.	03/01/2019 - 10/20/2025	219	250	0.06
DPM Metals, Inc.	12/19/2025	65	65	0.02
Definity Financial Corp.	06/20/2025 - 10/20/2025	36	36	0.01
Great-West Lifeco, Inc.	06/20/2025 - 10/20/2025	77	103	0.03
NuVista Energy Ltd.	12/19/2025	59	61	0.02
OceanaGold Corp.	12/19/2025	62	62	0.02
Stella-Jones, Inc.	06/16/2023 - 10/20/2025	48	56	0.01

		$1,219	$1,532	0.38%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(6)	$0	$0	$(6)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$711	$0	$711
Consumer Discretionary	0	2,056	0	2,056
Consumer Staples	0	1,368	0	1,368
Energy	0	973	0	973
Financials	0	2,211	0	2,211
Health Care	0	1,200	0	1,200
Industrials	0	2,400	0	2,400
Materials	0	7,053	0	7,053
Real Estate	0	66	0	66
Utilities	0	820	0	820
Austria
Energy	0	257	0	257
Financials	0	713	0	713
Industrials	0	63	0	63
Information Technology	0	70	0	70
Materials	0	384	0	384
Real Estate	0	103	0	103
Utilities	0	73	0	73
Belgium
Communication Services	0	82	0	82
Consumer Staples	83	288	0	371
Financials	0	372	0	372
Health Care	0	618	0	618
Industrials	0	185	0	185
Materials	0	189	0	189
Utilities	0	156	0	156
Canada
Communication Services	1,251	0	0	1,251
Consumer Discretionary	2,612	0	0	2,612

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Staples	$3,283	$0	$0	$3,283
Energy	4,674	0	0	4,674
Financials	5,141	0	0	5,141
Health Care	30	0	0	30
Industrials	2,885	0	0	2,885
Information Technology	1,578	0	0	1,578
Materials	8,195	127	0	8,322
Real Estate	295	0	0	295
Utilities	1,842	0	0	1,842
Chile
Materials	0	438	0	438
Denmark
Consumer Discretionary	0	146	0	146
Consumer Staples	0	671	0	671
Financials	0	737	0	737
Health Care	138	1,093	0	1,231
Industrials	0	2,304	0	2,304
Materials	0	278	0	278
Utilities	0	86	0	86
Finland
Communication Services	0	198	0	198
Consumer Discretionary	0	93	0	93
Consumer Staples	0	240	0	240
Energy	0	232	0	232
Financials	0	1,416	0	1,416
Health Care	0	406	0	406
Industrials	0	1,204	0	1,204
Information Technology	0	291	0	291
Materials	0	333	0	333
Real Estate	72	0	0	72
Utilities	0	707	0	707

32	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
France
Communication Services	$0	$2,565	$0	$2,565
Consumer Discretionary	0	2,484	0	2,484
Consumer Staples	0	2,513	0	2,513
Energy	0	944	0	944
Financials	0	4,592	0	4,592
Health Care	0	2,855	0	2,855
Industrials	0	7,244	0	7,244
Information Technology	0	127	0	127
Materials	0	497	0	497
Utilities	0	2,312	0	2,312
Germany
Communication Services	0	1,492	0	1,492
Consumer Discretionary	49	4,677	0	4,726
Consumer Staples	0	329	0	329
Financials	0	5,177	0	5,177
Health Care	0	1,903	0	1,903
Industrials	0	5,103	0	5,103
Information Technology	0	837	0	837
Materials	0	2,648	0	2,648
Real Estate	0	234	0	234
Utilities	0	928	0	928
Hong Kong
Communication Services	0	386	0	386
Consumer Discretionary	46	832	0	878
Consumer Staples	0	433	0	433
Financials	475	2,552	0	3,027
Health Care	0	294	0	294
Industrials	0	1,401	0	1,401
Information Technology	0	349	0	349
Materials	0	82	0	82
Real Estate	0	1,735	0	1,735
Utilities	323	636	0	959
Ireland
Consumer Discretionary	63	0	0	63
Consumer Staples	268	317	0	585
Financials	0	69	0	69
Health Care	2,374	0	0	2,374
Industrials	876	841	0	1,717
Materials	0	316	0	316
Israel
Communication Services	0	102	0	102
Consumer Discretionary	87	0	0	87
Consumer Staples	201	72	0	273
Energy	134	104	0	238
Financials	0	2,108	0	2,108
Health Care	329	0	0	329
Industrials	657	631	0	1,288
Information Technology	663	146	0	809
Materials	0	235	0	235
Real Estate	0	591	0	591
Italy
Communication Services	39	1,632	0	1,671
Consumer Discretionary	27	452	0	479
Consumer Staples	0	43	0	43
Energy	0	2,282	0	2,282
Financials	0	7,101	0	7,101
Health Care	0	178	0	178
Industrials	0	2,892	0	2,892
Materials	0	329	0	329
Utilities	0	2,054	0	2,054
Japan
Communication Services	301	9,627	0	9,928
Consumer Discretionary	433	15,041	0	15,474
Consumer Staples	895	7,686	0	8,581
Energy	0	2,482	0	2,482
Financials	0	7,343	0	7,343
Health Care	125	5,339	0	5,464
Industrials	293	23,699	0	23,992
Information Technology	0	12,871	0	12,871
Materials	0	7,137	0	7,137

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate	$0	$1,141	$0	$1,141
Utilities	0	4,514	0	4,514
Luxembourg
Communication Services	0	249	0	249
Health Care	0	292	0	292
Materials	0	1,978	0	1,978
Real Estate	0	224	0	224
Mexico
Materials	0	181	0	181
Netherlands
Communication Services	0	505	0	505
Consumer Discretionary	0	1,145	0	1,145
Consumer Staples	150	2,558	0	2,708
Energy	0	391	0	391
Financials	0	4,334	0	4,334
Health Care	701	153	0	854
Industrials	0	1,291	0	1,291
Information Technology	402	1,865	0	2,267
Materials	0	754	0	754
New Zealand
Communication Services	0	64	0	64
Consumer Staples	41	0	0	41
Health Care	0	160	0	160
Industrials	96	66	0	162
Utilities	0	187	0	187
Norway
Communication Services	0	444	0	444
Consumer Staples	0	785	0	785
Energy	37	679	0	716
Financials	0	1,056	0	1,056
Industrials	49	536	0	585
Information Technology	0	206	0	206
Materials	0	834	0	834
Portugal
Consumer Staples	0	159	0	159
Energy	0	140	0	140
Financials	0	199	0	199
Utilities	130	671	0	801
Singapore
Communication Services	173	1,091	0	1,264
Consumer Staples	0	406	0	406
Energy	0	131	0	131
Financials	0	2,845	0	2,845
Industrials	0	1,286	0	1,286
Information Technology	0	135	0	135
Real Estate	0	165	0	165
Utilities	0	114	0	114
South Africa
Financials	0	51	0	51
Spain
Communication Services	0	1,464	0	1,464
Consumer Discretionary	0	601	0	601
Consumer Staples	0	153	0	153
Energy	0	1,560	0	1,560
Financials	0	8,122	0	8,122
Health Care	0	381	0	381
Industrials	0	1,261	0	1,261
Materials	0	217	0	217
Utilities	885	3,715	0	4,600
Sweden
Communication Services	420	1,510	0	1,930
Consumer Discretionary	113	397	0	510
Consumer Staples	0	774	0	774
Financials	0	1,135	0	1,135
Health Care	0	245	0	245
Industrials	0	2,741	0	2,741
Information Technology	0	1,483	0	1,483
Materials	0	573	0	573
Real Estate	0	31	0	31
Switzerland
Communication Services	0	656	0	656
Consumer Discretionary	502	956	0	1,458

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Staples	$0	$3,571	$0	$3,571
Energy	47	0	0	47
Financials	0	6,153	0	6,153
Health Care	271	7,431	0	7,702
Industrials	270	4,271	0	4,541
Information Technology	0	430	0	430
Materials	0	2,047	0	2,047
Real Estate	0	1,245	0	1,245
Utilities	0	176	0	176
Taiwan
Information Technology	0	39	0	39
United Kingdom
Communication Services	0	3,395	0	3,395
Consumer Discretionary	266	3,040	0	3,306
Consumer Staples	1,013	12,465	0	13,478
Energy	0	2,754	0	2,754
Financials	0	12,384	0	12,384
Health Care	0	5,268	0	5,268
Industrials	380	7,706	0	8,086
Information Technology	0	638	0	638
Materials	808	3,374	0	4,182
Utilities	315	3,782	0	4,097
United States
Consumer Discretionary	225	272	0	497
Energy	0	74	0	74
Industrials	576	0	0	576
Information Technology	0	41	0	41
Materials	232	0	0	232

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Preferred Stocks
Germany
Industrials	$0	$2,967	$0	$2,967
Real Estate Investment Trusts
Australia
Real Estate	0	636	0	636
Belgium
Real Estate	0	424	0	424
Canada
Real Estate	222	0	0	222
France
Real Estate	0	463	0	463
Hong Kong
Real Estate	0	357	0	357
Japan
Real Estate	309	1,768	0	2,077
Luxembourg
Real Estate	0	99	0	99
Singapore
Real Estate	0	485	0	485
Spain
Real Estate	0	94	0	94
United Kingdom
Real Estate	0	273	0	273

Total Investments	$49,370	$355,374	$0	$404,744

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

34	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%

COMMON STOCKS 98.5%

IRELAND 0.5%

HEALTH CARE 0.1%

Jazz Pharmaceuticals PLC (a)	715	$122

INFORMATION TECHNOLOGY 0.3%

Accenture PLC Class A	2,092	561

TE Connectivity PLC	490	112

		673

MATERIALS 0.1%

CRH PLC	1,134	141

Total Ireland		936

SWITZERLAND 0.0%

MATERIALS 0.0%

Amcor PLC	9,531	80

Total Switzerland		80

UNITED KINGDOM 0.6%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. Class C (a)	8,147	90

CONSUMER DISCRETIONARY 0.0%

Capri Holdings Ltd. (a)	1,765	43

CONSUMER STAPLES 0.0%

Nomad Foods Ltd.	54	1

ENERGY 0.1%

TechnipFMC PLC	4,559	203

FINANCIALS 0.4%

Aon PLC Class A	1,884	665

Janus Henderson Group PLC	1,134	54

Willis Towers Watson PLC	647	212

		931

INDUSTRIALS 0.0%

nVent Electric PLC	493	50

Pentair PLC	141	15

		65

Total United Kingdom		1,333

UNITED STATES 97.4%

COMMUNICATION SERVICES 7.4%

Alphabet, Inc. Class A	5,906	1,849

AT&T, Inc.	149,270	3,708

Charter Communications, Inc. Class A (a)	4,551	950

Comcast Corp. Class A	21,558	644

EchoStar Corp. Class A (a)	1,204	131

Electronic Arts, Inc.	2,323	475

Fox Corp. Class A	7,210	527

GCI Liberty, Inc. «(a)	221	0

John Wiley & Sons, Inc. Class A	852	26

Liberty Broadband Corp. Class C	936	45

	SHARES	MARKET VALUE (000S)

Liberty Latin America Ltd. Class C (a)	2,782	$21

Liberty Media Corp.-Liberty Formula One Class C (a)	975	96

Lumen Technologies, Inc. (a)	48,035	373

Match Group, Inc.	1,038	33

Meta Platforms, Inc. Class A	745	492

Netflix, Inc. (a)	11,378	1,067

New York Times Co. Class A	1,002	70

News Corp. Class A	1,718	45

Nexstar Media Group, Inc.	508	103

Omnicom Group, Inc.	1,527	123

Optimum Communications, Inc. Class A (a)	9,094	15

ROBLOX Corp. Class A (a)	2,001	162

Roku, Inc. (a)	415	45

Sirius XM Holdings, Inc.	3,497	70

T-Mobile U.S., Inc.	2,972	603

Take-Two Interactive Software, Inc. (a)	1,445	370

TEGNA, Inc.	1,815	35

Telephone & Data Systems, Inc.	2,015	83

TKO Group Holdings, Inc.	364	76

Verizon Communications, Inc.	59,023	2,404

Warner Bros Discovery, Inc. (a)	31,491	908

Yelp, Inc. (a)	701	21

		15,570

CONSUMER DISCRETIONARY 9.6%

Abercrombie & Fitch Co. Class A (a)	873	110

Academy Sports & Outdoors, Inc.	1,171	58

Acushnet Holdings Corp.	576	46

Adient PLC (a)	2,256	43

Adtalem Global Education, Inc. (a)	838	87

Advance Auto Parts, Inc.	1,290	51

American Axle & Manufacturing Holdings, Inc. (a)	3,150	20

American Eagle Outfitters, Inc.	5,755	152

Asbury Automotive Group, Inc. (a)	418	97

AutoNation, Inc. (a)	1,017	210

AutoZone, Inc. (a)	140	475

Bath & Body Works, Inc.	1,084	22

Best Buy Co., Inc.	6,650	445

Booking Holdings, Inc.	175	937

BorgWarner, Inc.	2,887	130

Boyd Gaming Corp.	575	49

Bright Horizons Family Solutions, Inc. (a)	256	26

Brunswick Corp.	1,442	107

Buckle, Inc.	754	40

Carnival Corp.	4,746	145

Carter’s, Inc.	1,860	60

Coupang, Inc. (a)	3,926	93

Cracker Barrel Old Country Store, Inc.	777	20

Dana, Inc.	3,519	84

Darden Restaurants, Inc.	808	149

Deckers Outdoor Corp. (a)	910	94

Dick’s Sporting Goods, Inc.	698	138

Dillard’s, Inc. Class A	133	81

Domino’s Pizza, Inc.	354	148

DoorDash, Inc. Class A (a)	1,130	256

Dorman Products, Inc. (a)	431	53

eBay, Inc.	12,994	1,132

Etsy, Inc. (a)	384	21

Expedia Group, Inc.	675	191

	SHARES	MARKET VALUE (000S)

Five Below, Inc. (a)	200	$38

Ford Motor Co.	89,985	1,181

G-III Apparel Group Ltd.	832	24

Gap, Inc.	3,190	82

General Motors Co.	21,006	1,708

Gentex Corp.	4,439	103

Genuine Parts Co.	329	40

Goodyear Tire & Rubber Co. (a)	9,319	82

Graham Holdings Co. Class B	71	78

Grand Canyon Education, Inc. (a)	456	76

Group 1 Automotive, Inc.	263	103

H&R Block, Inc.	1,126	49

Harley-Davidson, Inc.	1,792	37

Hasbro, Inc.	1,776	146

Hilton Worldwide Holdings, Inc.	385	111

Home Depot, Inc.	3,447	1,186

Installed Building Products, Inc.	79	20

Kohl’s Corp.	6,360	130

Kontoor Brands, Inc.	818	50

La-Z-Boy, Inc.	1,037	39

Las Vegas Sands Corp.	476	31

Laureate Education, Inc. (a)	1,171	39

Lear Corp.	805	92

Leggett & Platt, Inc.	4,312	47

Lithia Motors, Inc.	135	45

Lowe’s Cos., Inc.	3,577	863

M/I Homes, Inc. (a)	444	57

Macy’s, Inc.	6,664	147

Marriott International, Inc. Class A	338	105

McDonald’s Corp.	5,408	1,653

Meritage Homes Corp.	1,118	74

Mohawk Industries, Inc. (a)	236	26

Murphy USA, Inc.	512	207

Newell Brands, Inc.	1,598	6

NIKE, Inc. Class B	3,878	247

NVR, Inc. (a)	17	124

O’Reilly Automotive, Inc. (a)	6,877	627

Ollie’s Bargain Outlet Holdings, Inc. (a)	637	70

Penske Automotive Group, Inc.	391	62

Phinia, Inc.	882	55

Pool Corp.	364	83

PulteGroup, Inc.	1,090	128

PVH Corp.	899	60

Ralph Lauren Corp.	480	170

Red Rock Resorts, Inc. Class A	369	23

RH (a)	112	20

Rivian Automotive, Inc. Class A (a)	1,658	33

Sally Beauty Holdings, Inc. (a)	3,581	51

Service Corp. International	1,723	134

Signet Jewelers Ltd.	1,001	83

Somnigroup International, Inc.	1,854	166

Sonic Automotive, Inc. Class A	652	40

Starbucks Corp.	3,239	273

Steven Madden Ltd.	1,093	45

Strategic Education, Inc.	350	28

Tapestry, Inc.	2,208	282

Taylor Morrison Home Corp. (a)	2,246	132

Texas Roadhouse, Inc.	254	42

Thor Industries, Inc.	247	25

TJX Cos., Inc.	4,852	745

Toll Brothers, Inc.	651	88

TopBuild Corp. (a)	70	29

Tractor Supply Co.	3,202	160

Tri Pointe Homes, Inc. (a)	2,096	66

Ulta Beauty, Inc. (a)	351	212

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Upbound Group, Inc.	821	$14

Urban Outfitters, Inc. (a)	1,771	133

Vail Resorts, Inc.	746	99

Valvoline, Inc. (a)	2,308	67

VF Corp.	7,444	135

Victoria’s Secret & Co. (a)	2,410	131

Visteon Corp.	578	55

Wayfair, Inc. Class A (a)	351	35

Wendy’s Co.	6,260	52

Whirlpool Corp.	1,209	87

Williams-Sonoma, Inc.	1,596	285

Winnebago Industries, Inc.	443	18

Wyndham Hotels & Resorts, Inc.	612	46

Wynn Resorts Ltd.	272	33

Yum! Brands, Inc.	2,239	339

		20,277

CONSUMER STAPLES 11.4%

Albertsons Cos., Inc. Class A	10,285	177

Altria Group, Inc.	19,315	1,114

Andersons, Inc.	1,003	53

Archer-Daniels-Midland Co.	8,700	500

BJ’s Wholesale Club Holdings, Inc. (a)	680	61

Boston Beer Co., Inc. Class A (a)	185	36

Brown-Forman Corp. Class B	2,544	66

Bunge Global SA	3,714	331

Cal-Maine Foods, Inc.	1,533	122

Campbell’s Co.	1,243	35

Casey’s General Stores, Inc.	469	259

Central Garden & Pet Co. Class A (a)	902	26

Church & Dwight Co., Inc.	1,465	123

Clorox Co.	1,622	164

Coca-Cola Co.	22,310	1,560

Coca-Cola Consolidated, Inc.	367	56

Colgate-Palmolive Co.	6,028	476

Conagra Brands, Inc.	4,137	72

Constellation Brands, Inc. Class A	707	98

Costco Wholesale Corp.	1,587	1,369

Darling Ingredients, Inc. (a)	607	22

Dollar General Corp.	3,702	492

Dollar Tree, Inc. (a)	2,113	260

Edgewell Personal Care Co.	1,525	26

Energizer Holdings, Inc.	756	15

Estee Lauder Cos., Inc. Class A	242	25

Flowers Foods, Inc.	1,303	14

Fresh Del Monte Produce, Inc.	820	29

General Mills, Inc.	5,990	279

Hershey Co.	1,008	183

Hormel Foods Corp.	1,756	42

Ingredion, Inc.	808	89

J.M. Smucker Co.	1,419	139

Kenvue, Inc.	2,499	43

Keurig Dr. Pepper, Inc.	8,176	229

Kimberly-Clark Corp.	3,246	328

Kraft Heinz Co.	19,952	484

Kroger Co.	15,190	949

Lamb Weston Holdings, Inc.	654	27

Marzetti Co.	286	47

McCormick & Co., Inc.	1	0

Molson Coors Beverage Co. Class B	4,436	207

Mondelez International, Inc. Class A	9,593	516

Monster Beverage Corp. (a)	4,800	368

PepsiCo, Inc.	12,663	1,817

Performance Food Group Co. (a)	293	26

	SHARES	MARKET VALUE (000S)

Philip Morris International, Inc.	13,961	$2,239

Pilgrim’s Pride Corp.	585	23

Post Holdings, Inc. (a)	519	51

PriceSmart, Inc.	438	54

Procter & Gamble Co.	15,778	2,261

Seaboard Corp.	5	22

Spectrum Brands Holdings, Inc.	883	52

Sprouts Farmers Market, Inc. (a)	4,480	357

Sysco Corp.	2,277	168

Target Corp.	9,599	938

TreeHouse Foods, Inc. (a)	1,673	39

Tyson Foods, Inc. Class A	6,496	381

U.S. Foods Holding Corp. (a)	2,404	181

United Natural Foods, Inc. (a)	1,654	56

Universal Corp.	378	20

Walmart, Inc.	34,161	3,806

		24,002

ENERGY 4.6%

Antero Midstream Corp.	1,344	24

APA Corp.	1,000	25

Archrock, Inc.	2,283	59

Baker Hughes Co.	8,327	379

Cheniere Energy, Inc.	1,047	204

Chevron Corp.	14,814	2,258

CNX Resources Corp. (a)	2,640	97

ConocoPhillips	2,491	233

Core Natural Resources, Inc.	295	26

CVR Energy, Inc.	1,408	36

Delek U.S. Holdings, Inc.	2,838	84

Devon Energy Corp.	783	29

DT Midstream, Inc.	704	84

EQT Corp.	972	52

Expand Energy Corp.	1,365	151

Exxon Mobil Corp.	20,350	2,449

Helmerich & Payne, Inc.	1,423	41

HF Sinclair Corp.	2,544	117

International Seaways, Inc.	440	21

Kinder Morgan, Inc.	6,342	174

Marathon Petroleum Corp.	4,270	694

Murphy Oil Corp.	2,726	85

NOV, Inc.	1,353	21

Ovintiv, Inc.	3,260	128

Par Pacific Holdings, Inc. (a)	551	19

Patterson-UTI Energy, Inc.	4,859	30

PBF Energy, Inc. Class A	2,871	78

Peabody Energy Corp.	4,407	131

Permian Resources Corp.	1,691	24

Phillips 66	5,273	680

Range Resources Corp.	594	21

SLB Ltd.	2,374	91

SM Energy Co.	1,275	24

Targa Resources Corp.	205	38

Valero Energy Corp.	5,831	949

Williams Cos., Inc.	2,106	127

World Kinect Corp.	1,528	36

		9,719

FINANCIALS 14.9%

Acadian Asset Management, Inc.	440	21

Affiliated Managers Group, Inc.	393	113

Aflac, Inc.	3,892	429

Allstate Corp.	2,378	495

Ally Financial, Inc.	4,489	203

	SHARES	MARKET VALUE (000S)

American Express Co.	734	$272

American International Group, Inc.	8,401	719

Ameriprise Financial, Inc.	423	207

ARES Management Corp. Class A	288	47

Arthur J Gallagher & Co.	563	146

Artisan Partners Asset Management, Inc. Class A	1,063	43

Assurant, Inc.	496	119

Bank of New York Mellon Corp.	6,397	743

BankUnited, Inc.	1,351	60

Berkshire Hathaway, Inc. Class B (a)	6,248	3,141

Blackrock, Inc.	224	240

Blackstone, Inc.	1,549	239

Bread Financial Holdings, Inc.	1,414	105

Brighthouse Financial, Inc. (a)	1,229	80

Brown & Brown, Inc.	860	69

Cadence Bank	639	27

Capital One Financial Corp.	5,694	1,380

Carlyle Group, Inc.	552	33

Charles Schwab Corp.	4,392	439

Cincinnati Financial Corp.	235	38

Citigroup, Inc.	26,999	3,151

Citizens Financial Group, Inc.	2,246	131

CME Group, Inc.	1,957	534

CNO Financial Group, Inc.	1,292	55

Comerica, Inc.	1,054	92

Corebridge Financial, Inc.	3,324	100

Corpay, Inc. (a)	175	53

DigitalBridge Group, Inc.	4,494	69

East West Bancorp, Inc.	560	63

Encore Capital Group, Inc. (a)	592	32

Equitable Holdings, Inc.	2,241	107

Erie Indemnity Co. Class A	168	48

Evercore, Inc. Class A	394	134

FactSet Research Systems, Inc.	122	35

Federated Hermes, Inc.	1,293	67

First American Financial Corp.	609	37

First Horizon Corp.	1,059	25

FirstCash Holdings, Inc.	408	65

Flagstar Bank NA	5,787	73

Franklin Resources, Inc.	3,821	91

Genworth Financial, Inc. (a)	8,410	76

Globe Life, Inc.	254	36

Goldman Sachs Group, Inc.	1,387	1,219

Hanover Insurance Group, Inc.	524	96

Hartford Insurance Group, Inc.	415	57

Hilltop Holdings, Inc.	800	27

Houlihan Lokey, Inc.	740	129

Interactive Brokers Group, Inc. Class A	1,836	118

Intercontinental Exchange, Inc.	3,186	516

Invesco Ltd.	5,152	135

Jack Henry & Associates, Inc.	795	145

Jackson Financial, Inc. Class A	947	101

Jefferies Financial Group, Inc.	1,354	84

JPMorgan Chase & Co.	4,088	1,317

KeyCorp	2,030	42

Lincoln National Corp.	2,949	131

Loews Corp.	1,112	117

LPL Financial Holdings, Inc.	633	226

Markel Group, Inc. (a)	29	62

MarketAxess Holdings, Inc.	344	62

Marsh & McLennan Cos., Inc.	2,142	397

Mastercard, Inc. Class A	2,227	1,271

Mercury General Corp.	383	36

36	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

MetLife, Inc.	3,713	$293

MGIC Investment Corp.	775	23

Moelis & Co. Class A	889	61

Moody’s Corp.	118	60

Morgan Stanley	1,817	323

Morningstar, Inc.	95	21

MSCI, Inc.	170	98

Nasdaq, Inc.	940	91

NCR Atleos Corp. (a)	601	23

Nelnet, Inc. Class A	177	24

Northern Trust Corp.	296	40

OneMain Holdings, Inc.	1,981	134

PennyMac Financial Services, Inc.	537	71

PROG Holdings, Inc.	833	25

Progressive Corp.	3,159	719

Prudential Financial, Inc.	3,510	396

Regions Financial Corp.	1,755	48

RLI Corp.	411	26

Robinhood Markets, Inc. Class A (a)	2,489	281

S&P Global, Inc.	669	350

SEI Investments Co.	1,137	93

Selective Insurance Group, Inc.	311	26

SLM Corp.	5,011	136

SoFi Technologies, Inc. (a)	4,029	105

State Street Corp.	494	64

Stewart Information Services Corp.	642	45

Stifel Financial Corp.	388	49

Synchrony Financial	7,673	640

T. Rowe Price Group, Inc.	2,006	205

Tradeweb Markets, Inc. Class A	432	46

Travelers Cos., Inc.	1,944	564

Unum Group	2,381	185

Virtu Financial, Inc. Class A	1,962	65

Visa, Inc. Class A	5,026	1,763

W.R. Berkley Corp.	366	26

Webster Financial Corp.	759	48

Wells Fargo & Co.	32,986	3,074

Western Union Co.	15,237	142

White Mountains Insurance Group Ltd.	53	110

Zions Bancorp NA	800	47

		31,310

HEALTH CARE 15.9%

Abbott Laboratories	2,699	338

AbbVie, Inc.	13,181	3,012

Alnylam Pharmaceuticals, Inc. (a)	561	223

Amgen, Inc.	5,770	1,889

Baxter International, Inc.	4,314	82

Becton Dickinson & Co.	1,378	267

Biogen, Inc. (a)	277	49

BioMarin Pharmaceutical, Inc. (a)	576	34

Boston Scientific Corp. (a)	3,576	341

Bristol-Myers Squibb Co.	32,275	1,741

Bruker Corp.	472	22

Cardinal Health, Inc.	4,429	910

Cencora, Inc.	1,279	432

Centene Corp. (a)	1,647	68

Chemed Corp.	187	80

Cigna Group	3,760	1,035

Cooper Cos., Inc. (a)	1,313	108

Corcept Therapeutics, Inc. (a)	753	26

CVS Health Corp.	16,796	1,333

DaVita, Inc. (a)	1,855	211

	SHARES	MARKET VALUE (000S)

Dentsply Sirona, Inc.	2,856	$33

Edwards Lifesciences Corp. (a)	743	63

Elanco Animal Health, Inc. (a)	1,283	29

Elevance Health, Inc.	345	121

Eli Lilly & Co.	3,104	3,336

Emergent BioSolutions, Inc. (a)	1,694	21

Encompass Health Corp.	1,268	135

Ensign Group, Inc.	119	21

Exact Sciences Corp. (a)	601	61

Exelixis, Inc. (a)	4,271	187

GE HealthCare Technologies, Inc.	1,323	108

Gilead Sciences, Inc.	15,875	1,948

Globus Medical, Inc. Class A (a)	499	44

Haemonetics Corp. (a)	350	28

Halozyme Therapeutics, Inc. (a)	556	37

HCA Healthcare, Inc.	1,154	539

HealthEquity, Inc. (a)	220	20

Henry Schein, Inc. (a)	1,342	101

Hologic, Inc. (a)	1,210	90

ICU Medical, Inc. (a)	217	31

IDEXX Laboratories, Inc. (a)	431	292

Incyte Corp. (a)	1,675	165

Innoviva, Inc. (a)	1,057	21

Ionis Pharmaceuticals, Inc. (a)	716	57

IQVIA Holdings, Inc. (a)	131	30

Johnson & Johnson	19,477	4,031

Labcorp Holdings, Inc.	628	158

Masimo Corp. (a)	391	51

McKesson Corp.	1,201	985

Merck & Co., Inc.	23,440	2,467

Mettler-Toledo International, Inc. (a)	107	149

Neurocrine Biosciences, Inc. (a)	392	56

Novavax, Inc. (a)	3,162	21

Organon & Co.	9,417	67

Pfizer, Inc.	101,756	2,534

PTC Therapeutics, Inc. (a)	285	22

Quest Diagnostics, Inc.	1,241	215

Regeneron Pharmaceuticals, Inc.	892	688

ResMed, Inc.	435	105

Revolution Medicines, Inc. (a)	437	35

Revvity, Inc.	372	36

Roivant Sciences Ltd. (a)	955	21

Royalty Pharma PLC Class A	4,451	172

Select Medical Holdings Corp.	2,648	39

STERIS PLC	83	21

Teladoc Health, Inc. (a)	2,745	19

Teleflex, Inc.	350	43

Tenet Healthcare Corp. (a)	1,800	358

United Therapeutics Corp. (a)	798	389

Universal Health Services, Inc. Class B	673	147

Veeva Systems, Inc. Class A (a)	503	112

Vertex Pharmaceuticals, Inc. (a)	664	301

Viatris, Inc.	19,862	247

West Pharmaceutical Services, Inc.	236	65

Zimmer Biomet Holdings, Inc.	226	20

Zoetis, Inc.	789	99

		33,392

INDUSTRIALS 11.3%

3M Co.	6,966	1,115

A.O. Smith Corp.	1,843	123

AAR Corp. (a)	600	50

	SHARES	MARKET VALUE (000S)

ABM Industries, Inc.	819	$35

Acuity, Inc.	283	102

Advanced Drainage Systems, Inc.	405	59

AECOM	883	84

AGCO Corp.	597	62

Air Lease Corp.	330	21

Allison Transmission Holdings, Inc.	1,529	150

API Group Corp. (a)	960	37

Arcosa, Inc.	331	35

Armstrong World Industries, Inc.	436	83

ATI, Inc. (a)	653	75

Atkore, Inc.	328	21

Automatic Data Processing, Inc.	1,005	258

Avis Budget Group, Inc. (a)	391	50

Boeing Co. (a)	1,283	279

Boise Cascade Co.	774	57

Booz Allen Hamilton Holding Corp.	1,559	131

Brady Corp. Class A	416	33

Brink’s Co.	196	23

Broadridge Financial Solutions, Inc.	994	222

Builders FirstSource, Inc. (a)	778	80

BWX Technologies, Inc.	1,522	263

CACI International, Inc. Class A (a)	417	222

Carlisle Cos., Inc.	58	19

Carpenter Technology Corp.	1,045	329

Caterpillar, Inc.	1,820	1,043

CH Robinson Worldwide, Inc.	3,072	494

Cintas Corp.	855	161

Comfort Systems USA, Inc.	137	128

Copart, Inc. (a)	3,088	121

Core & Main, Inc. Class A (a)	720	37

CoreCivic, Inc. (a)	2,200	42

Crane Co.	397	73

CSG Systems International, Inc.	319	24

CSX Corp.	8,889	322

Cummins, Inc.	366	187

Curtiss-Wright Corp.	444	245

Deere & Co.	392	182

DNOW, Inc. (a)	2,218	29

Donaldson Co., Inc.	694	62

Dycom Industries, Inc. (a)	169	57

EMCOR Group, Inc.	167	102

Equifax, Inc.	282	61

Everus Construction Group, Inc. (a)	281	24

Expeditors International of Washington, Inc.	2,652	395

Fastenal Co.	5,383	216

Federal Signal Corp.	176	19

Ferguson Enterprises, Inc.	1,099	245

Franklin Electric Co., Inc.	311	30

FTI Consulting, Inc. (a)	437	75

GATX Corp.	266	45

GE Vernova, Inc.	413	270

Generac Holdings, Inc. (a)	553	75

General Dynamics Corp.	1,917	645

General Electric Co.	5,567	1,715

Genpact Ltd.	2,259	106

GEO Group, Inc. (a)	4,636	75

Graco, Inc.	376	31

Granite Construction, Inc.	993	115

Greenbrier Cos., Inc.	489	23

Griffon Corp.	272	20

Healthcare Services Group, Inc. (a)	1,440	28

HEICO Corp.	343	111

Hertz Global Holdings, Inc. (a)	3,803	20

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Hexcel Corp.	773	$57

HNI Corp.	812	34

Howmet Aerospace, Inc.	3,504	718

Hub Group, Inc. Class A	1,034	44

Hubbell, Inc.	106	47

Huntington Ingalls Industries, Inc.	181	62

IDEX Corp.	799	142

Illinois Tool Works, Inc.	1,097	270

ITT, Inc.	675	117

JB Hunt Transport Services, Inc.	359	70

JBT Marel Corp.	189	28

JetBlue Airways Corp. (a)	8,063	37

Johnson Controls International PLC	995	119

KBR, Inc.	437	18

Kennametal, Inc.	1,103	31

Knight-Swift Transportation Holdings, Inc.	815	43

L3Harris Technologies, Inc.	2,173	638

Landstar System, Inc.	948	136

Leidos Holdings, Inc.	822	148

Lennox International, Inc.	202	98

Lincoln Electric Holdings, Inc.	617	148

Lockheed Martin Corp.	3,363	1,627

Lyft, Inc. Class A (a)	1,058	20

ManpowerGroup, Inc.	790	23

Masco Corp.	1,051	67

MasTec, Inc. (a)	189	41

Masterbrand, Inc. (a)	1,810	20

Matson, Inc.	557	69

Maximus, Inc.	773	67

Mercury Systems, Inc. (a)	298	22

Moog, Inc. Class A	347	84

MSA Safety, Inc.	388	62

MSC Industrial Direct Co., Inc. Class A	1,138	96

Mueller Industries, Inc.	1,388	159

Norfolk Southern Corp.	246	71

Northrop Grumman Corp.	1,369	781

Old Dominion Freight Line, Inc.	218	34

OPENLANE, Inc. (a)	1,493	44

Oshkosh Corp.	432	54

Otis Worldwide Corp.	1,935	169

Owens Corning	295	33

Parker-Hannifin Corp.	197	173

Parsons Corp. (a)	371	23

Paychex, Inc.	852	96

Primoris Services Corp.	1,398	174

Quanta Services, Inc.	224	95

RBC Bearings, Inc. (a)	157	70

Republic Services, Inc.	1,300	275

Resideo Technologies, Inc. (a)	2,222	78

Robert Half, Inc.	748	20

Rockwell Automation, Inc.	203	79

Rollins, Inc.	2,518	151

RTX Corp.	2,035	373

Rush Enterprises, Inc. Class A	1,009	54

Ryder System, Inc.	148	28

Schneider National, Inc. Class B	1,700	45

Science Applications International Corp.	852	86

SkyWest, Inc. (a)	696	70

SPX Technologies, Inc. (a)	98	20

SS&C Technologies Holdings, Inc.	578	51

Terex Corp.	1,659	89

Timken Co.	858	72

Toro Co.	1,331	105

	SHARES	MARKET VALUE (000S)

Trinity Industries, Inc.	1,032	$27

Uber Technologies, Inc. (a)	3,119	255

UFP Industries, Inc.	664	60

UL Solutions, Inc. Class A	322	25

UniFirst Corp.	192	37

Union Pacific Corp.	3,059	708

United Airlines Holdings, Inc. (a)	481	54

United Parcel Service, Inc. Class B	5,435	539

Valmont Industries, Inc.	83	33

Veralto Corp.	816	81

Verisk Analytics, Inc.	874	195

Vertiv Holdings Co. Class A	1,223	198

Waste Management, Inc.	2,044	449

Watsco, Inc.	432	146

Watts Water Technologies, Inc. Class A	136	38

Werner Enterprises, Inc.	1,743	52

WESCO International, Inc.	84	21

Woodward, Inc.	241	73

Worthington Enterprises, Inc.	614	32

WW Grainger, Inc.	165	166

Xylem, Inc.	153	21

Zurn Elkay Water Solutions Corp.	475	22

		23,678

INFORMATION TECHNOLOGY 17.7%

Adobe, Inc. (a)	195	68

Advanced Energy Industries, Inc.	137	29

Advanced Micro Devices, Inc. (a)	2,477	530

Akamai Technologies, Inc. (a)	660	58

Amdocs Ltd.	976	79

Amkor Technology, Inc.	1,690	67

Amphenol Corp. Class A	1,803	244

Apple, Inc.	9,723	2,643

Applied Materials, Inc.	4,664	1,199

AppLovin Corp. Class A (a)	830	559

Arista Networks, Inc. (a)	1,476	193

Arrow Electronics, Inc. (a)	915	101

Avnet, Inc.	1,815	87

Belden, Inc.	198	23

Benchmark Electronics, Inc.	477	20

Broadcom, Inc.	11,390	3,942

Cadence Design Systems, Inc. (a)	406	127

CDW Corp.	246	33

Ciena Corp. (a)	455	106

Cirrus Logic, Inc. (a)	426	50

Cisco Systems, Inc.	36,098	2,781

Coherent Corp. (a)	570	105

CommScope Holding Co., Inc. (a)	5,698	103

Commvault Systems, Inc. (a)	486	61

Corning, Inc.	13,993	1,225

Crowdstrike Holdings, Inc. Class A (a)	734	344

Dell Technologies, Inc. Class C	978	123

Dolby Laboratories, Inc. Class A	772	50

Dropbox, Inc. Class A (a)	2,960	82

DXC Technology Co. (a)	3,082	45

F5, Inc. (a)	502	128

Fair Isaac Corp. (a)	57	96

First Solar, Inc. (a)	305	80

Flex Ltd. (a)	514	31

Fortinet, Inc. (a)	567	45

Gartner, Inc. (a)	212	53

Gen Digital, Inc.	5,463	149

GoDaddy, Inc. Class A (a)	952	118

	SHARES	MARKET VALUE (000S)

Guidewire Software, Inc. (a)	392	$79

Hewlett Packard Enterprise Co.	18,945	455

HP, Inc.	25,654	572

Insight Enterprises, Inc. (a)	607	49

Intel Corp. (a)	58,722	2,167

InterDigital, Inc.	190	60

International Business Machines Corp.	11,963	3,544

Intuit, Inc.	420	278

Jabil, Inc.	1,045	238

Keysight Technologies, Inc. (a)	348	71

KLA Corp.	581	706

Knowles Corp. (a)	1,186	25

Kyndryl Holdings, Inc. (a)	4,944	131

Lam Research Corp.	7,799	1,335

Lattice Semiconductor Corp. (a)	622	46

Lumentum Holdings, Inc. (a)	213	79

Manhattan Associates, Inc. (a)	250	43

Micron Technology, Inc.	1,719	491

MKS, Inc.	135	22

MongoDB, Inc. (a)	234	98

Monolithic Power Systems, Inc.	151	137

Motorola Solutions, Inc.	445	171

NCR Voyix Corp. (a)	1,742	18

NetApp, Inc.	977	105

NetScout Systems, Inc. (a)	1,613	44

NVIDIA Corp.	8,619	1,607

Okta, Inc. (a)	539	47

Oracle Corp.	19,138	3,730

OSI Systems, Inc. (a)	344	88

Palantir Technologies, Inc. Class A (a)	2,799	498

Plexus Corp. (a)	517	76

Qorvo, Inc. (a)	244	21

QUALCOMM, Inc.	4,815	824

Rambus, Inc. (a)	353	32

Roper Technologies, Inc.	292	130

Sanmina Corp. (a)	1,130	170

Seagate Technology Holdings PLC	1,698	468

Silicon Laboratories, Inc. (a)	161	21

Snowflake, Inc. (a)	950	208

TD SYNNEX Corp.	177	27

Teledyne Technologies, Inc. (a)	77	39

Teradata Corp. (a)	1,380	42

Teradyne, Inc.	1,165	225

Texas Instruments, Inc.	4,139	718

Trimble, Inc. (a)	628	49

TTM Technologies, Inc. (a)	1,788	123

Twilio, Inc. Class A (a)	313	45

Tyler Technologies, Inc. (a)	126	57

UiPath, Inc. Class A (a)	1,319	22

Unity Software, Inc. (a)	1,048	46

VeriSign, Inc.	703	171

Viasat, Inc. (a)	2,000	69

Vishay Intertechnology, Inc.	2,688	39

Vontier Corp.	1,037	39

Western Digital Corp.	4,930	849

Xerox Holdings Corp.	3,136	7

Zoom Communications, Inc. (a)	394	34

		37,262

MATERIALS 2.6%

Albemarle Corp.	165	23

Alcoa Corp.	2,545	135

Alpha Metallurgical Resources, Inc. (a)	101	20

38	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

AptarGroup, Inc.	633	$77

Avery Dennison Corp.	570	104

Balchem Corp.	133	20

Ball Corp.	1,926	102

Cabot Corp.	989	66

Celanese Corp.	853	36

CF Industries Holdings, Inc.	292	23

Chemours Co.	2,550	30

Cleveland-Cliffs, Inc. (a)	5,249	70

Commercial Metals Co.	1,806	125

Corteva, Inc.	2,807	188

Crown Holdings, Inc.	1,756	181

Dow, Inc.	2,845	66

DuPont de Nemours, Inc.	11,567	465

Eagle Materials, Inc.	406	84

Eastman Chemical Co.	1,037	66

Graphic Packaging Holding Co.	4,801	72

Greif, Inc. Class A	373	25

Hecla Mining Co.	1,804	35

Huntsman Corp.	570	6

International Paper Co.	4,468	176

Kaiser Aluminum Corp.	190	22

Louisiana-Pacific Corp.	722	58

LyondellBasell Industries NV Class A	6,962	301

Mosaic Co.	6,266	151

NewMarket Corp.	123	85

Newmont Corp.	7,394	738

Nucor Corp.	3,113	508

O-I Glass, Inc. (a)	2,275	34

Packaging Corp. of America	610	126

PPG Industries, Inc.	965	99

Reliance, Inc.	537	155

Royal Gold, Inc.	559	124

RPM International, Inc.	1,304	136

Sealed Air Corp.	2,336	97

Sensient Technologies Corp.	739	69

Sherwin-Williams Co.	368	119

Silgan Holdings, Inc.	1,311	53

Sonoco Products Co.	1,907	83

Southern Copper Corp.	296	42

Steel Dynamics, Inc.	402	68

Sylvamo Corp.	845	41

Vulcan Materials Co.	251	72

Warrior Met Coal, Inc.	1,537	136

		5,512

REAL ESTATE 0.1%

Anywhere Real Estate, Inc. (a)	2,711	38

CBRE Group, Inc. Class A (a)	435	70

Jones Lang LaSalle, Inc. (a)	386	130

Opendoor Technologies, Inc. (a)	3,278	19

		257

UTILITIES 1.9%

AES Corp.	1,493	21

Alliant Energy Corp.	193	13

Ameren Corp.	300	30

American Electric Power Co., Inc.	838	97

American Water Works Co., Inc.	539	70

	SHARES	MARKET VALUE (000S)

Atmos Energy Corp.	317	$53

Avista Corp.	1,142	44

California Water Service Group	483	21

CenterPoint Energy, Inc.	828	32

Clearway Energy, Inc. Class C	1,349	45

CMS Energy Corp.	801	56

Consolidated Edison, Inc.	608	60

Constellation Energy Corp.	473	167

Dominion Energy, Inc.	1,339	78

DTE Energy Co.	484	62

Duke Energy Corp.	1,414	166

Entergy Corp.	688	64

Essential Utilities, Inc.	831	32

Evergy, Inc.	693	50

Eversource Energy	818	55

Exelon Corp.	7,322	319

FirstEnergy Corp.	473	21

Hawaiian Electric Industries, Inc. (a)	2,297	28

IDACORP, Inc.	465	59

MDU Resources Group, Inc.	3,652	71

National Fuel Gas Co.	1,297	104

New Jersey Resources Corp.	513	24

NiSource, Inc.	653	27

Northwest Natural Holding Co.	448	21

Northwestern Energy Group, Inc.	444	29

NRG Energy, Inc.	1,762	281

OGE Energy Corp.	610	26

ONE Gas, Inc.	314	24

Ormat Technologies, Inc.	567	63

Otter Tail Corp.	248	20

Portland General Electric Co.	573	28

PPL Corp.	893	31

Southern Co.	1,664	145

Southwest Gas Holdings, Inc.	364	29

Spire, Inc.	399	33

Talen Energy Corp. (a)	319	120

TXNM Energy, Inc.	1,035	61

UGI Corp.	2,127	80

Vistra Corp.	5,640	910

WEC Energy Group, Inc.	430	45

Xcel Energy, Inc.	897	66

		3,881

Total United States		204,860

Total Common Stocks (Cost $178,614)		207,209

REAL ESTATE INVESTMENT TRUSTS 1.3%

UNITED STATES 1.3%

REAL ESTATE 1.3%

AGNC Investment Corp.	10,661	114

Agree Realty Corp.	678	49

American Healthcare REIT, Inc.	639	30

American Homes 4 Rent	1,925	62

American Tower Corp.	483	85

Americold Realty Trust, Inc.	3,537	46

Annaly Capital Management, Inc.	1,642	37

Apple Hospitality REIT, Inc.	3,515	42

Blackstone Mortgage Trust, Inc.	1,013	19

	SHARES	MARKET VALUE (000S)

Camden Property Trust	909	$100

COPT Defense Properties	840	23

CubeSmart	889	32

DiamondRock Hospitality Co.	2,142	19

Douglas Emmett, Inc.	2,217	24

Equity LifeStyle Properties, Inc.	573	35

First Industrial Realty Trust, Inc.	277	16

Gaming & Leisure Properties, Inc.	1,714	77

Healthcare Realty Trust, Inc.	5,499	93

Host Hotels & Resorts, Inc.	1,431	25

InvenTrust Properties Corp.	730	21

Iron Mountain, Inc.	1,098	91

JBG SMITH Properties	2,421	41

Lamar Advertising Co.	588	74

LXP Industrial Trust	907	45

Macerich Co.	2,957	55

Medical Properties Trust, Inc.	13,937	70

MFA Financial, Inc.	2,173	20

Omega Healthcare Investors, Inc.	1,552	69

Outfront Media, Inc.	859	21

Park Hotels & Resorts, Inc.	5,102	53

PennyMac Mortgage Investment Trust	1,504	19

Phillips Edison & Co., Inc.	855	30

Prologis, Inc.	1,248	159

Public Storage	254	66

Rayonier, Inc.	1,530	33

Rexford Industrial Realty, Inc.	513	20

Rithm Capital Corp.	3,098	34

RLJ Lodging Trust	3,283	25

SBA Communications Corp.	574	111

Simon Property Group, Inc.	893	165

SL Green Realty Corp.	813	37

STAG Industrial, Inc.	561	21

Sun Communities, Inc.	529	66

Sunstone Hotel Investors, Inc.	2,669	24

Ventas, Inc.	804	62

VICI Properties, Inc.	1,623	46

Vornado Realty Trust	2,173	72

Welltower, Inc.	1,143	212

WP Carey, Inc.	829	53

Xenia Hotels & Resorts, Inc.	2,083	29

		2,772

Total Real Estate Investment Trusts (Cost $2,702)		2,772

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (b)	266,826	267

Total Short-Term Instruments (Cost $267)		267

Total Investments in Securities (Cost $181,583)		210,248

Total Investments 99.9% (Cost $181,583)		$210,248

Other Assets and Liabilities, net 0.1%		181

Net Assets 100.0%		$210,429

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)	December 31, 2025	(Unaudited)

(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$9	$0	$0	$9

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Ireland
Health Care	$122	$0	$0	$122
Information Technology	673	0	0	673
Materials	141	0	0	141
Switzerland
Materials	80	0	0	80
United Kingdom
Communication Services	90	0	0	90
Consumer Discretionary	43	0	0	43
Consumer Staples	1	0	0	1
Energy	203	0	0	203
Financials	931	0	0	931
Industrials	65	0	0	65
United States
Communication Services	15,570	0	0	15,570
Consumer Discretionary	20,277	0	0	20,277

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Staples	$24,002	$0	$0	$24,002
Energy	9,719	0	0	9,719
Financials	31,310	0	0	31,310
Health Care	33,392	0	0	33,392
Industrials	23,678	0	0	23,678
Information Technology	37,262	0	0	37,262
Materials	5,512	0	0	5,512
Real Estate	257	0	0	257
Utilities	3,881	0	0	3,881
Real Estate Investment Trusts
United States
Real Estate	2,772	0	0	2,772
Short-Term Instruments
Mutual Funds	0	267	0	267

Total Investments	$209,981	$267	$0	$210,248

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI ESG U.S. ETF	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

COMMON STOCKS 97.8%

IRELAND 0.8%

INFORMATION TECHNOLOGY 0.3%

TE Connectivity PLC	1,664	$379

MATERIALS 0.5%

CRH PLC	5,300	661

Total Ireland		1,040

SWITZERLAND 0.2%

FINANCIALS 0.1%

Chubb Ltd.	298	93

MATERIALS 0.1%

Amcor PLC	16,662	139

Total Switzerland		232

UNITED KINGDOM 0.2%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. Class C (a)	5,497	61

INDUSTRIALS 0.1%

CNH Industrial NV	15,424	142

Total United Kingdom		203

UNITED STATES 96.6%

COMMUNICATION SERVICES 7.1%

AT&T, Inc.	100,915	2,507

Charter Communications, Inc. Class A (a)	761	159

Comcast Corp. Class A	47,923	1,433

Electronic Arts, Inc.	1,390	284

Lumen Technologies, Inc. (a)	29,900	232

News Corp. Class A	2,537	66

Omnicom Group, Inc.	3,276	265

Paramount Skydance Corp. Class B	8,295	111

T-Mobile U.S., Inc.	479	97

Verizon Communications, Inc.	59,180	2,410

Walt Disney Co.	8,115	923

		8,487

CONSUMER DISCRETIONARY 6.6%

Best Buy Co., Inc.	4,624	309

BorgWarner, Inc.	3,407	154

Carnival Corp.	1,972	60

Chipotle Mexican Grill, Inc. (a)	1,794	66

eBay, Inc.	5,267	459

Expedia Group, Inc.	402	114

Gap, Inc.	3,969	102

General Motors Co.	26,627	2,165

Genuine Parts Co.	94	12

Goodyear Tire & Rubber Co. (a)	9,917	87

Hilton Worldwide Holdings, Inc.	497	143

Home Depot, Inc.	2,656	914

Kohl’s Corp.	12,150	248

Lear Corp.	857	98

Lowe’s Cos., Inc.	4,019	969

Macy’s, Inc.	7,630	168

Marriott International, Inc. Class A	595	185

	SHARES	MARKET VALUE (000S)

Newell Brands, Inc.	9,594	$36

NIKE, Inc. Class B	3,967	253

PVH Corp.	1,318	88

Ralph Lauren Corp.	173	61

Tapestry, Inc.	1,734	222

Thor Industries, Inc.	402	41

TJX Cos., Inc.	3,224	495

Tractor Supply Co.	1,925	96

VF Corp.	10,436	189

Whirlpool Corp.	1,876	135

Yum! Brands, Inc.	137	21

		7,890

CONSUMER STAPLES 7.2%

Archer-Daniels-Midland Co.	8,715	501

Campbell’s Co.	1,969	55

Church & Dwight Co., Inc.	825	69

Coca-Cola Co.	10,478	733

Colgate-Palmolive Co.	4,243	335

Conagra Brands, Inc.	7,164	124

Dollar Tree, Inc. (a)	541	67

General Mills, Inc.	8,526	397

Hershey Co.	540	98

Hormel Foods Corp.	1,688	40

Kenvue, Inc.	10,568	182

Keurig Dr. Pepper, Inc.	4,786	134

Kimberly-Clark Corp.	2,145	216

Kraft Heinz Co.	17,193	417

McCormick & Co., Inc.	752	51

Mondelez International, Inc. Class A	10,257	552

PepsiCo, Inc.	7,814	1,122

Procter & Gamble Co.	16,998	2,436

Sysco Corp.	3,299	243

Target Corp.	8,657	846

		8,618

FINANCIALS 14.5%

Aflac, Inc.	3,255	359

Allstate Corp.	1,788	372

American Express Co.	1,631	603

Ameriprise Financial, Inc.	132	65

Bank of New York Mellon Corp.	6,210	721

Blackrock, Inc.	502	537

Citigroup, Inc.	22,637	2,641

Fidelity National Information Services, Inc.	4,401	292

Fifth Third Bancorp	1,342	63

Fiserv, Inc. (a)	1,969	132

Global Payments, Inc.	1,142	88

Goldman Sachs Group, Inc.	1,043	917

Hartford Insurance Group, Inc.	1,966	271

JPMorgan Chase & Co.	10,413	3,355

Lincoln National Corp.	1,043	46

Marsh & McLennan Cos., Inc.	925	172

Mastercard, Inc. Class A	1,469	839

MetLife, Inc.	6,289	496

Moody’s Corp.	336	172

Morgan Stanley	4,016	713

Northern Trust Corp.	714	97

PayPal Holdings, Inc.	5,275	308

Principal Financial Group, Inc.	2,307	203

Progressive Corp.	992	226

Prudential Financial, Inc.	3,416	386

S&P Global, Inc.	1,098	574

	SHARES	MARKET VALUE (000S)

State Street Corp.	2,683	$346

T. Rowe Price Group, Inc.	1,190	122

Travelers Cos., Inc.	488	142

Unum Group	911	71

Visa, Inc. Class A	3,030	1,063

Wells Fargo & Co.	10,543	983

		17,375

HEALTH CARE 23.5%

Abbott Laboratories	9,924	1,243

AbbVie, Inc.	8,672	1,981

Agilent Technologies, Inc.	1,742	237

Baxter International, Inc.	11,215	214

Becton Dickinson & Co.	2,284	443

Biogen, Inc. (a)	1,548	272

Boston Scientific Corp. (a)	2,042	195

Bristol-Myers Squibb Co.	33,676	1,816

Cardinal Health, Inc.	1,861	382

Cencora, Inc.	318	107

Centene Corp. (a)	5,895	243

Cigna Group	4,308	1,186

CVS Health Corp.	16,751	1,329

DaVita, Inc. (a)	102	12

Edwards Lifesciences Corp. (a)	2,817	240

Elevance Health, Inc.	3,517	1,233

GE HealthCare Technologies, Inc.	3,178	261

Gilead Sciences, Inc.	8,282	1,017

HCA Healthcare, Inc.	661	309

Hologic, Inc. (a)	1,918	143

Humana, Inc.	2,358	604

Illumina, Inc. (a)	1,054	138

Intuitive Surgical, Inc. (a)	268	152

IQVIA Holdings, Inc. (a)	115	26

Johnson & Johnson	21,052	4,357

Labcorp Holdings, Inc.	1,482	372

McKesson Corp.	257	211

Merck & Co., Inc.	26,958	2,838

Moderna, Inc. (a)	12,072	356

Quest Diagnostics, Inc.	388	67

Regeneron Pharmaceuticals, Inc.	989	763

Solventum Corp. (a)	752	60

STERIS PLC	206	52

Stryker Corp.	805	283

Thermo Fisher Scientific, Inc.	2,013	1,166

UnitedHealth Group, Inc.	9,759	3,222

Viatris, Inc.	26,751	333

Zimmer Biomet Holdings, Inc.	240	22

Zoetis, Inc.	1,323	166

		28,051

INDUSTRIALS 4.6%

3M Co.	4,115	659

AGCO Corp.	1,164	121

Automatic Data Processing, Inc.	1,445	372

Carlisle Cos., Inc.	118	38

Cintas Corp.	533	100

Cummins, Inc.	840	429

Deere & Co.	1,593	742

Dover Corp.	533	104

Fastenal Co.	937	38

FedEx Corp.	479	138

Ferguson Enterprises, Inc.	949	211

Illinois Tool Works, Inc.	207	51

Ingersoll Rand, Inc.	1,822	144

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO RAFI ESG U.S. ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

JB Hunt Transport Services, Inc.	61	$12

Johnson Controls International PLC	3,997	479

ManpowerGroup, Inc.	2,102	63

Masco Corp.	604	38

Otis Worldwide Corp.	1,548	135

Owens Corning	1,359	152

Paychex, Inc.	1,310	147

Republic Services, Inc.	493	104

Robert Half, Inc.	998	27

Stanley Black & Decker, Inc.	2,081	155

United Rentals, Inc.	227	184

Waste Management, Inc.	1,644	361

WESCO International, Inc.	465	114

Westinghouse Air Brake Technologies Corp.	804	172

WW Grainger, Inc.	152	153

		5,443

INFORMATION TECHNOLOGY 29.0%

Adobe, Inc. (a)	2,363	827

Advanced Micro Devices, Inc. (a)	4,928	1,055

Amdocs Ltd.	999	80

Analog Devices, Inc.	2,696	731

Apple, Inc.	23,474	6,382

Applied Materials, Inc.	4,631	1,190

Arrow Electronics, Inc. (a)	1,253	138

Autodesk, Inc. (a)	191	57

Broadcom, Inc.	4,468	1,546

Cadence Design Systems, Inc. (a)	429	134

CDW Corp.	645	88

Cisco Systems, Inc.	32,272	2,486

Cognizant Technology Solutions Corp. Class A	5,767	479

Corning, Inc.	3,780	331

Dell Technologies, Inc. Class C	1,485	187

DXC Technology Co. (a)	2,988	44

Flex Ltd. (a)	1,859	112

Fortinet, Inc. (a)	1,235	98

Gen Digital, Inc.	4,537	123

Hewlett Packard Enterprise Co.	30,638	736

HP, Inc.	20,248	451

International Business Machines Corp.	4,879	1,445

Intuit, Inc.	437	289

Jabil, Inc.	598	136

Keysight Technologies, Inc. (a)	1,065	216

KLA Corp.	274	333

	SHARES	MARKET VALUE (000S)

Kyndryl Holdings, Inc. (a)	2,816	$75

Lam Research Corp.	5,456	934

Marvell Technology, Inc.	2,084	177

Microchip Technology, Inc.	3,186	203

Microsoft Corp.	11,803	5,708

Motorola Solutions, Inc.	339	130

NetApp, Inc.	1,742	187

NVIDIA Corp.	7,472	1,394

ON Semiconductor Corp. (a)	3,507	190

Oracle Corp.	5,797	1,130

Palo Alto Networks, Inc. (a)	340	63

Qnity Electronics, Inc.	2,946	241

QUALCOMM, Inc.	8,919	1,526

Roper Technologies, Inc.	27	12

Salesforce, Inc.	2,882	763

Sandisk Corp. (a)	343	81

Seagate Technology Holdings PLC	1,785	492

Synopsys, Inc. (a)	295	139

TD SYNNEX Corp.	547	82

Teradyne, Inc.	1,132	219

Texas Instruments, Inc.	3,931	682

Twilio, Inc. Class A (a)	627	89

Western Digital Corp.	2,366	408

Workday, Inc. Class A (a)	440	95

Xerox Holdings Corp.	5,564	13

		34,727

MATERIALS 3.1%

Ball Corp.	3,097	164

CF Industries Holdings, Inc.	2,342	181

Dow, Inc.	27,542	644

DuPont de Nemours, Inc.	7,505	302

Ecolab, Inc.	877	230

FMC Corp.	3,944	55

Huntsman Corp.	10,439	104

International Flavors & Fragrances, Inc.	2,864	193

International Paper Co.	3,682	145

Linde PLC	2,048	873

Mosaic Co.	9,842	237

Nucor Corp.	774	126

Packaging Corp. of America	602	124

PPG Industries, Inc.	1,634	168

Sherwin-Williams Co.	503	163

		3,709

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.5%

CBRE Group, Inc. Class A (a)	2,124	$342

Jones Lang LaSalle, Inc. (a)	673	226

		568

UTILITIES 0.5%

Edison International	5,247	315

Exelon Corp.	7,298	318

		633

Total United States		115,501

Total Common Stocks (Cost $101,025)		116,976

REAL ESTATE INVESTMENT TRUSTS 2.0%

UNITED STATES 2.0%

REAL ESTATE 2.0%

American Tower Corp.	1,567	275

AvalonBay Communities, Inc.	673	122

Crown Castle, Inc.	2,557	227

Digital Realty Trust, Inc.	201	31

Equinix, Inc.	268	205

Equity Residential	2,139	135

Healthpeak Properties, Inc.	6,638	107

Host Hotels & Resorts, Inc.	7,250	128

Iron Mountain, Inc.	1,180	98

Kimco Realty Corp.	3,987	81

Mid-America Apartment Communities, Inc.	444	62

Prologis, Inc.	3,031	387

Public Storage	370	96

Ventas, Inc.	2,442	189

Weyerhaeuser Co.	9,665	229

		2,372

Total Real Estate Investment Trusts (Cost $2,486)		2,372

Total Investments in Securities (Cost $103,511)		119,348

Total Investments 99.8% (Cost $103,511)		$119,348

Other Assets and Liabilities, net 0.2%		254

Net Assets 100.0%		$119,602

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.

42	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$379	$0	$0	$379
Materials	661	0	0	661
Switzerland
Financials	93	0	0	93
Materials	139	0	0	139
United Kingdom
Communication Services	61	0	0	61
Industrials	142	0	0	142
United States
Communication Services	8,487	0	0	8,487
Consumer Discretionary	7,890	0	0	7,890

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Staples	$8,618	$0	$0	$8,618
Financials	17,375	0	0	17,375
Health Care	28,051	0	0	28,051
Industrials	5,443	0	0	5,443
Information Technology	34,727	0	0	34,727
Materials	3,709	0	0	3,709
Real Estate	568	0	0	568
Utilities	633	0	0	633
Real Estate Investment Trusts
United States
Real Estate	2,372	0	0	2,372

Total Investments	$119,348	$0	$0	$119,348

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any,

44	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Quarterly	Quarterly

PIMCO RAFI ESG U.S. ETF	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The Trust does not provide an automatic dividend and/or distributions reinvestment service. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Notes to Financial Statements	(Cont.)

practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from

December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity

46	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Notes to Financial Statements	(Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

48	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended December 31, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$9	$0	$0	$0	$0	$9	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

PIMCO RAFI ESG U.S. ETF

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned

50	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Small Fund	—	—	—	X

Market Trading	X	X	X	X

Equity	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Liquidity	X	X	X	X

Issuer	X	X	X	X

Derivatives	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	—	—

Emerging Markets	X	—	—	—

China	X	—	—	—

Currency	X	X	—	—

Model	X	X	X	X

Leveraging	X	X	X	X

Management and Tracking Error	X	X	X	X

Indexing	X	X	X	X

Environmental, Social and Governance Investing	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than a Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Credit Risk is the risk that a Fund could experience losses if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

52	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign(non-U.S.) currencies.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions, including the indexation methodologies used in constructing the underlying index, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the transaction costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Notes to Financial Statements	(Cont.)

may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent a Fund uses a representative sampling approach, this approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Environmental, Social and Governance Investing Risk is the risk that, because the underlying index may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the index provider or any judgment exercised by the index provider in constructing the underlying index will reflect the opinions of any particular investor. A Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt

54	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with the Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Notes to Financial Statements	(Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under what is essentially an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%

PIMCO RAFI ESG U.S. ETF	0.29%

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2025, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s officers and employees who are not officers, directors, shareholders, members, partners or

56	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Funds’ prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive each Fund’s Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	8

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	4

PIMCO RAFI ESG U.S. ETF	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of December 31, 2025 were (amounts in thousands†):

	Expiring within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$6	$5	$5	$16

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	9	9

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	6	10	16

PIMCO RAFI ESG U.S. ETF	1	0	2	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Notes to Financial Statements	(Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0	$34,000	$36,722

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	71,178	72,767

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	0	43,082	40,689

PIMCO RAFI ESG U.S. ETF	0	0	12,724	11,342

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the sub-administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. Each Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of the Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed (in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in a Fund’s and the Fund’s shareholders’ best interests.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$5,000	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI ESG U.S. ETF	$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

58	PIMCO EQUITY SERIES

December 31, 2025	(Unaudited)

14. INVESTMENT TRANSACTIONS

For the period ended December 31, 2025, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$566	$2,737

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	33,314	14,607

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	47,532	33,704

PIMCO RAFI ESG U.S. ETF	29,078	12,303

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,467	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	11,805	2,476

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	19,761	7,479

PIMCO RAFI ESG U.S. ETF	1,786	2,669

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$92,206	$30,618	$(8,444)	$22,174

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	313,999	97,658	(6,913)	90,745

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	181,583	33,528	(4,863)	28,665

PIMCO RAFI ESG U.S. ETF	103,511	19,534	(3,697)	15,837

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	TBA	To-Be-Announced

JSC	Joint Stock Company

60	PIMCO EQUITY SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.2200	$0.0000	$0.0000	$0.2200

December 2025	$0.0700	$0.0000	$0.0000	$0.0700

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.2100	$0.0000	$0.0000	$0.2100

December 2025	$0.3300	$0.0000	$0.0000	$0.3300

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.2100	$0.0000	$0.0000	$0.2100

December 2025	$0.2200	$0.0000	$0.0000	$0.2200

PIMCO RAFI ESG U.S. ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1700	$0.0000	$0.0000	$0.1700

December 2025	$0.1700	$0.0000	$0.0000	$0.1700

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

62	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

Approval of Investment Management Agreement (N-CSR Item 11)

Approval of the Investment Management Agreement for PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF and PIMCO RAFI ESG U.S. ETF

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Equity Series (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Investment Management Agreement”) between the Trust, on behalf of PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF and PIMCO RAFI ESG U.S. ETF (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. Under the Investment Management Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approval are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Funds. In considering whether to approve the renewal of the Investment Management Agreement, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; management fees; financial information for PIMCO; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Investment Management Agreement.

(b) Review Process In connection with considering the renewal of the Investment Management Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Investment Management Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Investment Management Agreement. In connection with its review of the Investment Management Agreement, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds, where appropriate.The

Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds, outflows for certain Funds, Fund performance and profitability.

The approval determination was made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Investment Management Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Investment Management Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio

64	PIMCO EQUITY SERIES

(Unaudited)

management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Management Agreement. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Investment Management Agreement are likely to continue to benefit the Funds and their shareholders.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Investment Management Agreement. The Board considered the terms of the Investment Management Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Investment Management Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and longer-term periods ended March 31, 2025 and other performance data, as available, over short- and longer-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and longer-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and longer-term relative and absolute investment performance of each Fund relative to its Fund peer group, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report.

The Board reviewed materials indicating that certain Funds underperformed their peer groups during the one-year period-ended March 31, 2025. The Board reviewed materials indicating that the Funds, had underperformed in comparison to their respective performance indexes on a net-of-fees basis over short- and longer-term periods ended March 31, 2025 and June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the longer-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and longer-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Investment Management Agreement, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Investment Management Agreement.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)

4. MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratios of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the management fee and total expense ratio (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of each Fund (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fees, the Board reviewed data from the Broadridge Report that compared the average and median management fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board compared each Fund’s total expense ratio to other funds in the Broadridge Report “Expense Group” and found each Fund’s total expense ratio to be reasonable. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate. In addition, the Board considered the expense limitation agreement in place for all of the Funds.

The Board considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures such services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board also considered that the unified fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services provided, and that the unified fee represents, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the Funds’ total expense ratios continued to be generally in line with those of competitor funds. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Fund to be reasonable.

Based on the information presented by PIMCO and Broadridge, members of the Board determined, in the exercise of their business judgment, that the management fees charged by PIMCO under the Investment Management Agreement, and that the total expense ratio of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board also considered that the Funds’ unified fee rates

66	PIMCO EQUITY SERIES

(Unaudited)

had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds and continued to be competitive compared with peers. The Board also considered the substantial investments PIMCO has made in order to support the operational and technological issues required to support exchange-traded funds as compared to traditional mutual funds, including enhancements related to the creation/redemption process and trade processing systems. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the management fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. The Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO supported the renewal of the Funds’ Investment Management Agreement. The Independent Trustees and the Board as a whole concluded that the Funds’ Investment Management Agreement continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Management Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Investment Management Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	67

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

RAFIFSTMSAR_123125

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable for open-end investment companies.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: March 5, 2026